NYLI Candriam Emerging Markets Debt Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.0%
Corporate Bonds 7.1%
Brazil 0.6%
Raizen Fuels Finance SA
Series Reg S
6.25%, due 7/8/32	$ 833,000	$ 819,256
China 1.2%
Alibaba Group Holding Ltd.
4.20%, due 12/6/47	2,000,000	1,635,832
Czech Republic 2.1%
Czechoslovak Group A/S
Series Reg S
5.25%, due 1/10/31	EUR 1,200,000	1,407,100
Energo-Pro A/S
Series Reg S
8.00%, due 5/27/30	312,000	376,242
Series Reg S
8.00%, due 5/27/30	643,000	775,396
Series Reg S
11.00%, due 11/2/28	$ 220,000	234,721
		2,793,459
Georgia 0.5%
Georgian Railway JSC
Series Reg S
4.00%, due 6/17/28	800,000	735,097
Moldova, Republic of 0.8%
Aragvi Finance International DAC
Series Reg S
11.125%, due 11/20/29	1,029,000	1,032,051
Turkey 1.7%
TAV Havalimanlari Holding A/S
Series Reg S
8.50%, due 12/7/28	1,000,000	1,040,257
WE Soda Investments Holding plc
Series Reg S
9.50%, due 10/6/28	1,250,000	1,303,272
		2,343,529
Venezuela 0.2%
Petroleos de Venezuela SA
5.375%, due 4/12/27 (a)(b)	2,000,000	275,264
Total Corporate Bonds (Cost $10,204,195)		9,634,488

	Principal Amount	Value
Foreign Government Bonds 87.9%
Albania 0.9%
Albania Government Bond
Series Reg S
4.75%, due 2/14/35	EUR 500,000	$ 573,778
Series Reg S
5.90%, due 6/9/28	500,000	605,736
		1,179,514
Angola 1.6%
Angola Government Bond
Series Reg S
8.75%, due 4/14/32	$ 1,000,000	908,931
Series Reg S
9.125%, due 11/26/49	800,000	632,813
Series Reg S
9.375%, due 5/8/48	700,000	566,635
		2,108,379
Argentina 2.5%
Argentina Government Bond (c)
0.75%, due 7/9/30	1,720,000	1,330,231
3.50%, due 7/9/41	2,500,000	1,521,250
4.125%, due 7/9/35	750,000	495,000
		3,346,481
Azerbaijan 1.1%
Azerbaijan Government Bond
Series Reg S
3.50%, due 9/1/32	1,700,000	1,546,623
Bahrain 1.1%
Bahrain Government Bond
Series Reg S
6.25%, due 1/25/51	500,000	431,642
Series Reg S
7.50%, due 2/12/36	1,000,000	1,052,925
		1,484,567
Benin 1.9%
Benin Government Bond
Series Reg S
4.875%, due 1/19/32	EUR 600,000	636,564
Series Reg S
7.96%, due 2/13/38	$ 1,058,000	1,024,577
Series Reg S
8.375%, due 1/23/41	884,000	871,050
		2,532,191

	Principal Amount	Value
Foreign Government Bonds
Brazil 5.3%
Brazil Government Bond
4.75%, due 1/14/50	$ 900,000	$ 632,755
5.625%, due 2/21/47	1,250,000	1,015,850
6.00%, due 10/20/33	1,000,000	987,537
6.125%, due 1/22/32	855,000	869,347
6.125%, due 3/15/34	1,414,000	1,398,234
6.25%, due 3/18/31	1,137,000	1,167,524
7.125%, due 5/13/54 (d)	1,262,000	1,211,520
		7,282,767
Bulgaria 2.5%
Bulgaria Government Bond
Series Reg S
3.375%, due 7/18/35	EUR 1,091,000	1,230,238
Series Reg S
5.00%, due 3/5/37	$ 2,200,000	2,144,055
		3,374,293
Chile 0.9%
Chile Government Bond
3.25%, due 9/21/71	2,000,000	1,206,080
Colombia 3.3%
Colombia Government Bond
7.50%, due 2/2/34	1,250,000	1,267,500
8.00%, due 4/20/33	1,750,000	1,843,625
8.00%, due 11/14/35	801,000	821,025
Ecopetrol SA
8.375%, due 1/19/36	500,000	493,768
		4,425,918
Costa Rica 2.0%
Costa Rica Government Bond
Series Reg S
5.625%, due 4/30/43	2,000,000	1,792,500
Series Reg S
7.30%, due 11/13/54	848,000	880,860
		2,673,360
Cote D'Ivoire 2.3%
Ivory Coast Government Bond
Series Reg S
4.875%, due 1/30/32	EUR 532,000	560,550
Series Reg S
6.625%, due 3/22/48	750,000	692,915
Series Reg S
7.625%, due 1/30/33	$ 600,000	599,645

	Principal Amount	Value
Foreign Government Bonds
Cote D'Ivoire
Ivory Coast Government Bond
Series Reg S
8.075%, due 4/1/36	$ 800,000	$ 787,913
Series Reg S
8.25%, due 1/30/37	500,000	494,159
		3,135,182
Dominican Republic 4.6%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	2,000,000	1,848,600
Series Reg S
5.30%, due 1/21/41	1,500,000	1,299,750
Series Reg S
5.50%, due 2/22/29	500,000	499,100
Series Reg S
5.875%, due 1/30/60 (d)	500,000	420,150
Series Reg S
6.60%, due 6/1/36	1,453,000	1,474,069
Series Reg S
7.05%, due 2/3/31	744,000	782,576
		6,324,245
Ecuador 1.2%
Ecuador Government Bond (c)
Series Reg S
5.00%, due 7/31/40	1,850,000	1,157,175
Series Reg S
6.90%, due 7/31/35	700,000	522,550
		1,679,725
Egypt 3.6%
Egypt Government Bond
Series Reg S
7.625%, due 5/29/32	1,250,000	1,174,337
Series Reg S
8.50%, due 1/31/47	800,000	649,732
Series Reg S
8.70%, due 3/1/49	750,000	616,378
Series Reg S
8.875%, due 5/29/50	3,000,000	2,497,753
		4,938,200
El Salvador 0.6%
El Salvador Government Bond
Series Reg S
7.65%, due 6/15/35	491,000	469,887

	Principal Amount	Value
Foreign Government Bonds
El Salvador
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32	$ 300,000	$ 305,550
		775,437
Gabon 1.3%
Gabon Government Bond
Series Reg S
7.00%, due 11/24/31	2,100,000	1,703,230
Ghana 1.1%
Ghana Government Bond
Series Reg S
(zero coupon), due 7/3/26	17,600	16,862
Series Reg S
(zero coupon), due 1/3/30	55,551	46,266
Series Reg S
5.00%, due 7/3/29 (c)	666,200	633,095
Series Reg S
5.00%, due 7/3/35 (c)	932,800	748,949
		1,445,172
Guatemala 1.9%
Guatemala Government Bond
Series Reg S
4.875%, due 2/13/28	1,700,000	1,683,935
Series Reg S
6.55%, due 2/6/37	900,000	915,822
		2,599,757
Hungary 5.0%
Hungary Government Bond
Series Reg S
2.125%, due 9/22/31	2,000,000	1,674,866
Series Reg S
5.25%, due 6/16/29	1,000,000	1,009,921
Series Reg S
5.50%, due 6/16/34	900,000	889,484
Series Reg S
5.50%, due 3/26/36	900,000	870,682
7.625%, due 3/29/41	750,000	856,569
Magyar Export-Import Bank Zrt.
Series Reg S
6.00%, due 5/16/29	EUR 752,000	929,106
MFB Magyar Fejlesztesi Bank Zrt.
Series Reg S
4.375%, due 6/27/30	450,000	526,126
		6,756,754

	Principal Amount	Value
Foreign Government Bonds
Indonesia 1.5%
Indonesia Government Bond
4.65%, due 9/20/32	$ 2,000,000	$ 1,980,231
Mexico 4.6%
Mexico Government Bond
3.50%, due 2/12/34	1,250,000	1,046,875
3.75%, due 4/19/71	2,000,000	1,129,000
4.75%, due 3/8/44	500,000	394,000
4.875%, due 5/19/33	900,000	844,650
5.00%, due 4/27/51	1,250,000	965,625
5.75%, due 10/12/2110	1,250,000	987,500
6.00%, due 5/7/36	950,000	931,000
		6,298,650
Mongolia 0.6%
Mongolia Government Bond
Series Reg S
4.45%, due 7/7/31	850,000	750,257
Montenegro 1.5%
Montenegro Government Bond
Series Reg S
4.875%, due 4/1/32	EUR 900,000	1,014,889
Series Reg S
7.25%, due 3/12/31	$ 1,000,000	1,038,538
		2,053,427
Morocco 1.8%
Morocco Government Bond
Series Reg S
4.00%, due 12/15/50	2,250,000	1,550,473
Series Reg S
4.75%, due 4/2/35	EUR 750,000	861,452
		2,411,925
Nigeria 2.7%
Nigeria Government Bond
Series Reg S
7.143%, due 2/23/30	$ 1,250,000	1,217,631
Series Reg S
7.625%, due 11/21/25	1,050,000	1,051,021
Series Reg S
7.875%, due 2/16/32	1,500,000	1,457,782
		3,726,434

	Principal Amount	Value
Foreign Government Bonds
Oman 2.7%
Oman Government Bond
Series Reg S
6.00%, due 8/1/29	$ 1,500,000	$ 1,575,149
Series Reg S
6.75%, due 1/17/48	2,000,000	2,143,304
		3,718,453
Pakistan 1.6%
Pakistan Government Bond
Series Reg S
8.875%, due 4/8/51	2,550,000	2,210,289
Panama 2.9%
Panama Government Bond
3.87%, due 7/23/60	1,250,000	727,275
4.50%, due 4/1/56	1,000,000	662,060
9.375%, due 4/1/29	2,300,000	2,577,472
		3,966,807
Papua New Guinea 0.6%
Papua New Guinea Government Bond
Series Reg S
8.375%, due 10/4/28	834,000	855,857
Peru 1.6%
Peru Government Bond
1.862%, due 12/1/32	1,000,000	802,630
3.23%, due 7/28/2121	1,500,000	790,485
3.60%, due 1/15/72	1,000,000	603,900
		2,197,015
Republic of North Macedonia 0.7%
North Macedonia Government Bond
Series Reg S
6.96%, due 3/13/27	EUR 850,000	1,014,975
Republic Of Serbia 0.6%
Serbia Government Bond
Series Reg S
2.125%, due 12/1/30	$ 950,000	812,498
Republic of the Congo 0.1%
Congo Government Bond
Series Reg S
6.00%, due 6/30/29 (c)	228,000	194,940

	Principal Amount	Value
Foreign Government Bonds
Romania 4.7%
Romanian Government Bond
Series Reg S
5.25%, due 3/10/30	EUR 500,000	$ 590,241
Series Reg S
5.25%, due 5/30/32	500,000	576,655
Series Reg S
5.375%, due 3/22/31	500,000	584,082
Series Reg S
5.75%, due 3/24/35	$ 500,000	473,771
Series Reg S
5.875%, due 1/30/29	500,000	507,717
Series Reg S
5.875%, due 7/11/32	EUR 500,000	587,975
Series Reg S
6.00%, due 9/24/44	500,000	541,937
Series Reg S
6.375%, due 1/30/34	$ 500,000	498,457
Series Reg S
6.625%, due 2/17/28	500,000	517,803
Series Reg S
6.75%, due 7/11/39	EUR 900,000	1,055,914
Series Reg S
7.125%, due 1/17/33	$ 500,000	530,508
		6,465,060
Saudi Arabia 1.8%
Saudi Government Bond
Series Reg S
2.25%, due 2/2/33	1,000,000	841,151
Series Reg S
4.50%, due 10/26/46	2,000,000	1,661,354
		2,502,505
Senegal 1.0%
Senegal Government Bond
Series Reg S
5.375%, due 6/8/37	EUR 1,000,000	758,333
Series Reg S
6.75%, due 3/13/48	$ 981,000	636,693
		1,395,026
South Africa 2.7%
South Africa Government Bond
4.30%, due 10/12/28	900,000	870,302
5.75%, due 9/30/49	884,000	654,950
5.875%, due 6/22/30	500,000	497,083
Series Reg S
7.10%, due 11/19/36	750,000	744,839

	Principal Amount	Value
Foreign Government Bonds
South Africa
South Africa Government Bond
Series Reg S
7.95%, due 11/19/54	$ 1,000,000	$ 950,345
		3,717,519
Sri Lanka 1.4%
Sri Lanka Government Bond
Series Reg S
3.10%, due 1/15/30 (c)	313,948	281,768
Series Reg S
3.35%, due 3/15/33 (c)(d)	656,811	537,317
Series Reg S
3.60%, due 6/15/35 (c)	440,269	312,183
Series Reg S
3.60%, due 5/15/36 (c)	131,395	110,332
Series Reg S
3.60%, due 2/15/38 (c)	513,856	430,723
Series Reg S
4.00%, due 4/15/28	180,307	170,841
		1,843,164
Supranational 1.2%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	1,600,000	1,619,951
Turkey 3.1%
Turkey Government Bond
4.875%, due 4/16/43	2,753,000	1,966,834
5.25%, due 3/13/30	750,000	716,613
5.75%, due 5/11/47	2,000,000	1,527,482
		4,210,929
Ukraine 1.2%
Ukraine Government Bond (c)
Series Reg S
1.75%, due 2/1/34	207,673	104,941
Series Reg S
1.75%, due 2/1/35	347,982	177,125
Series Reg S
1.75%, due 2/1/36	2,873,536	1,416,647
		1,698,713
United Arab Emirates 1.0%
Sharjah Government Bond
Series Reg S
4.00%, due 7/28/50	2,000,000	1,297,691

	Principal Amount	Value
Foreign Government Bonds
Venezuela 0.3%
Petroleos de Venezuela SA (a)(b)
Series Reg S
6.00%, due 5/16/24	$ 2,000,000	$ 276,000
Series Reg S
6.00%, due 11/15/26	1,000,000	139,000
		415,000
Zambia 1.3%
Zambia Government Bond
Series Reg S
0.50%, due 12/31/53	2,500,000	1,826,451
Total Foreign Government Bonds (Cost $118,776,447)		119,701,642
Total Long-Term Bonds (Cost $128,980,642)		129,336,130
Short-Term Investment 0.5%
Unaffiliated Investment Company 0.5%
United States 0.5%
Invesco Government & Agency Portfolio, 4.342% (e)(f)	736,830	736,830
Total Short-Term Investment (Cost $736,830)		736,830
Total Investments (Cost $129,717,472)	95.5%	130,072,960
Other Assets, Less Liabilities	4.5	6,121,006
Net Assets	100.0%	$ 136,193,966

†	Percentages indicated are based on Fund net assets.
^	Industry and country classifications may be different than those used for compliance monitoring purposes.
(a)	Issue in default.
(b)	Issue in non-accrual status.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(d)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $708,285. The Fund received cash collateral with a value of $736,830.
(e)	Current yield as of July 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.

Foreign Currency Forward Contracts
As of July 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,196,094	EUR	14,900,000	Barclays Capital	9/30/25	$ 124,831
USD	2,348,988	EUR	2,000,000	JPMorgan Chase Bank N.A.	9/30/25	57,543
Total Unrealized Appreciation						$ 182,374

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	58	September 2025	$ 12,020,641	$ 12,005,094	$ (15,547)
U.S. Treasury 5 Year Notes	48	September 2025	5,178,951	5,192,250	13,299
U.S. Treasury 10 Year Ultra Bonds	50	September 2025	5,606,458	5,653,906	47,448
Total Long Contracts					45,200
Short Contracts
Euro-Bund	(39)	September 2025	(5,838,092)	(5,772,532)	65,560
Net Unrealized Appreciation					$ 110,760

1.	As of July 31, 2025, cash in the amount of $397,039 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
EUR—Euro
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 9,634,488	$ —	$ 9,634,488
Foreign Government Bonds	—	119,701,642	—	119,701,642
Total Long-Term Bonds	—	129,336,130	—	129,336,130
Short-Term Investment
Unaffiliated Investment Company	736,830	—	—	736,830
Total Investments in Securities	736,830	129,336,130	—	130,072,960
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	182,374	—	182,374
Futures Contracts	126,307	—	—	126,307
Total Other Financial Instruments	126,307	182,374	—	308,681
Total Investments in Securities and Other Financial Instruments	$ 863,137	$ 129,518,504	$ —	$ 130,381,641
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (15,547)	$ —	$ —	$ (15,547)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI Income Builder Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 33.2%
Asset-Backed Securities 3.6%
Automobile Asset-Backed Securities 1.3%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class G
12.748%, due 5/17/32 (a)	$ 443,009	$ 449,178
Exeter Automobile Receivables Trust
Series 2021-3A, Class E
3.04%, due 12/15/28 (a)	855,000	838,976
Series 2022-2A, Class E
6.34%, due 10/15/29 (a)	1,765,000	1,634,066
Series 2023-4A, Class D
6.95%, due 12/17/29	175,000	180,471
Series 2025-3A, Class E
7.52%, due 12/15/32 (a)	1,400,000	1,432,827
Series 2025-2A, Class E
7.81%, due 10/15/32 (a)	1,075,000	1,112,409
Series 2022-5A, Class E
10.45%, due 4/15/30 (a)	405,000	425,925
Flagship Credit Auto Trust (a)
Series 2021-1, Class D
1.27%, due 3/15/27	916,669	904,947
Series 2020-3, Class D
2.50%, due 9/15/26	165,359	164,904
Series 2021-3, Class E
3.32%, due 12/15/28	1,316,000	1,221,146
Series 2022-2, Class D
5.80%, due 4/17/28	1,450,000	1,333,872
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D
5.53%, due 2/18/31 (a)	1,015,000	1,025,122
Hertz Vehicle Financing III LP
Series 2021-2A, Class D
4.34%, due 12/27/27 (a)	1,175,000	1,132,169
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class E
11.848% (SOFR 30A + 7.50%), due 10/20/32 (a)(b)	683,867	685,163
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	770,000	766,265
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	623,545	634,187
		13,941,627
Other Asset-Backed Securities 2.3%
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.705% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	800,000	802,088

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.875% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	$ 250,000	$ 250,572
AIMCO CLO
Series 2018-AA, Class B1R
5.972% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	800,000	802,110
American Airlines Pass-Through Trust
Series 2016-2, Class AA
3.20%, due 6/15/28	412,760	394,740
Series 2016-2, Class A
3.65%, due 6/15/28	959,060	908,607
Apidos CLO
Series 2018-18A, Class BR2
6.032% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	950,000	954,398
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.875% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	420,000	420,339
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.075% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	450,000	450,258
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.275% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	350,000	349,101
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,654,119	1,495,610
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,121,512	927,972
Series 2020-1, Class A1
1.69%, due 7/15/60	737,551	632,638
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	12,527	12,530
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.895% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	750,000	751,476
Golub Capital Partners CLO 67M
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)(c)	525,000	525,073
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.688% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	650,000	652,313
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.705% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	990,000	988,319
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.798% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	850,000	850,880

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	$ 484,599	$ 467,255
HPEFS Equipment Trust
Series 2024-1A, Class D
5.82%, due 11/20/31 (a)	1,265,000	1,277,032
Invitation Homes Trust
Series 2024-SFR1, Class D
4.25%, due 9/17/41 (a)	1,053,000	998,236
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.918% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	450,000	450,439
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1
2.41%, due 10/20/61 (a)	435,000	339,409
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.695% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	650,000	651,295
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.419% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	500,000	494,842
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.785% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	450,000	451,171
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.968% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	800,000	802,160
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.722% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	650,000	651,353
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.729% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	530,000	531,871
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.268% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	450,000	453,001
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(d)(e)	15,121,180	536,329
Subway Funding LLC
Series 2024-3A, Class A23
5.914%, due 7/30/54 (a)	913,100	891,846
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.019% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	500,000	501,244
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	726,491	740,321

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Zayo Issuer LLC
Series 2025-1A, Class B
6.088%, due 3/20/55 (a)	$ 1,185,000	$ 1,196,705
		23,603,533
Total Asset-Backed Securities (Cost $37,983,391)		37,545,160
Corporate Bonds 11.4%
Airlines 0.4%
American Airlines, Inc. (a)
5.50%, due 4/20/26	350,000	349,681
5.75%, due 4/20/29	850,000	849,702
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	775,000	720,750
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	90,000	89,779
4.75%, due 10/20/28	2,125,000	2,126,305
		4,136,217
Auto Manufacturers 0.9%
Ford Motor Credit Co. LLC
2.70%, due 8/10/26	940,000	916,748
4.125%, due 8/17/27	1,050,000	1,022,948
6.80%, due 5/12/28	730,000	753,433
6.95%, due 3/6/26	660,000	665,186
General Motors Financial Co., Inc.
2.35%, due 1/8/31	810,000	706,055
2.70%, due 6/10/31	1,080,000	947,162
4.30%, due 4/6/29	680,000	667,717
Nissan Motor Acceptance Co. LLC
1.85%, due 9/16/26 (a)	3,205,000	3,075,373
		8,754,622
Banks 3.4%
Australia & New Zealand Banking Group Ltd.
5.731% (5 Year Treasury Constant Maturity Rate + 1.618%), due 9/18/34 (a)(b)	1,155,000	1,183,151
Banco Santander SA
6.35%, due 3/14/34	1,000,000	1,050,119
Barclays plc
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28 (b)(f)	2,000,000	1,900,422
BNP Paribas SA (a)
3.052%, due 1/13/31 (g)	1,170,000	1,087,769
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(f)	1,450,000	1,419,837
BPCE SA
2.045%, due 10/19/27 (a)(g)	1,255,000	1,214,512

	Principal Amount	Value
Corporate Bonds
Banks
Citigroup, Inc.
5.411% (5 Year Treasury Constant Maturity Rate + 1.73%), due 9/19/39 (b)	$ 815,000	$ 797,957
6.625%, due 6/15/32	770,000	838,192
Citizens Financial Group, Inc.
2.638%, due 9/30/32	1,720,000	1,444,896
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(f)	941,000	888,901
Deutsche Bank AG
3.035%, due 5/28/32 (g)	600,000	540,230
5.619% (SOFR + 1.219%), due 11/16/27 (b)	1,945,000	1,948,870
First Horizon Bank
5.75%, due 5/1/30	1,555,000	1,588,394
First Horizon Corp.
5.514%, due 3/7/31 (g)	625,000	635,879
Goldman Sachs Group, Inc. (The)
1.992%, due 1/27/32 (g)	1,165,000	1,010,770
6.75%, due 10/1/37	444,000	487,626
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	585,000	588,615
KeyBank NA
4.90%, due 8/8/32	870,000	846,792
KeyCorp
6.401%, due 3/6/35 (g)	520,000	555,772
Lloyds Banking Group plc
4.582%, due 12/10/25	1,038,000	1,037,407
4.65%, due 3/24/26	1,690,000	1,688,998
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (b)	870,000	865,329
M&T Bank Corp.
5.385%, due 1/16/36 (g)	365,000	363,675
Morgan Stanley (g)
2.484%, due 9/16/36	2,115,000	1,802,803
2.511%, due 10/20/32	1,530,000	1,339,348
NatWest Group plc
5.778% (1 Year Treasury Constant Maturity Rate + 1.50%), due 3/1/35 (b)	695,000	721,435
Santander Holdings USA, Inc.
6.499%, due 3/9/29 (g)	735,000	765,220
Societe Generale SA (a)(b)(f)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	935,000	922,617
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,300,000	1,204,197
UBS Group AG (a)
3.091%, due 5/14/32 (g)	1,040,000	944,904
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(f)	2,090,000	1,873,171
Wells Fargo & Co.
3.35% (SOFR), due 3/2/33 (g)	935,000	855,928
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (b)	1,255,000	1,099,928
		35,513,664

	Principal Amount	Value
Corporate Bonds
Building Materials 0.0% ‡
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	$ 135,000	$ 135,462
6.125%, due 7/31/32 (h)	225,000	227,332
		362,794
Chemicals 0.5%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,535,000	1,169,804
Celanese US Holdings LLC
7.20%, due 11/15/33 (i)	865,000	903,066
Huntsman International LLC
4.50%, due 5/1/29	1,862,000	1,769,740
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	1,260,000	1,267,340
		5,109,950
Commercial Services 0.2%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)(h)	935,000	916,983
Belron UK Finance plc
5.75%, due 10/15/29 (a)	970,000	979,103
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	535,000	552,942
		2,449,028
Computers 0.1%
Dell International LLC
3.375%, due 12/15/41	945,000	708,648
Diversified Financial Services 0.6%
Ally Financial, Inc.
6.992%, due 6/13/29 (g)	550,000	578,327
Avolon Holdings Funding Ltd.
2.125%, due 2/21/26 (a)	1,515,000	1,491,216
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,050,000	1,037,171
Capital One Financial Corp.
6.051%, due 2/1/35 (g)	400,000	416,725
Jefferies Financial Group, Inc.
6.20%, due 4/14/34	250,000	261,169
OneMain Finance Corp.
6.75%, due 3/15/32	885,000	898,001
7.50%, due 5/15/31	800,000	833,735
Synchrony Financial
5.45%, due 3/6/31 (g)	880,000	886,121
		6,402,465

	Principal Amount	Value
Corporate Bonds
Electric 1.4%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 1,135,000	$ 1,115,038
Arizona Public Service Co.
2.20%, due 12/15/31	1,930,000	1,649,055
Calpine Corp.
5.125%, due 3/15/28 (a)	615,000	612,025
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	2,265,000	2,191,373
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	605,000	579,895
EnfraGen Energia Sur SA
5.375%, due 12/30/30 (a)	820,000	746,524
Eversource Energy
5.95%, due 7/15/34	685,000	716,248
Jersey Central Power & Light Co.
2.75%, due 3/1/32 (a)	1,655,000	1,451,103
Nevada Power Co.
Series GG
5.90%, due 5/1/53	530,000	527,340
Ohio Power Co.
Series R
2.90%, due 10/1/51	1,000,000	605,686
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	485,000	496,523
Southern California Edison Co.
4.00%, due 4/1/47	660,000	480,232
5.70%, due 3/1/53	570,000	516,146
Virginia Electric and Power Co.
2.95%, due 11/15/51	1,035,000	643,475
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	580,000	602,647
XPLR Infrastructure Operating Partners LP (a)
4.50%, due 9/15/27	614,000	594,402
7.25%, due 1/15/29 (h)	785,000	800,546
8.375%, due 1/15/31	575,000	603,117
		14,931,375
Engineering & Construction 0.0% ‡
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	415,000	393,088
Food 0.4%
JBS USA Holding LUX SARL
5.75%, due 4/1/33 (h)	1,228,000	1,259,283
Minerva Luxembourg SA
8.875%, due 9/13/33 (a)	1,225,000	1,333,672
Post Holdings, Inc. (a)
4.50%, due 9/15/31	220,000	203,349

	Principal Amount	Value
Corporate Bonds
Food
Post Holdings, Inc. (a)
4.625%, due 4/15/30	$ 490,000	$ 468,050
Smithfield Foods, Inc.
4.25%, due 2/1/27 (a)	1,180,000	1,165,144
		4,429,498
Forest Products & Paper 0.1%
Suzano Austria GmbH
3.75%, due 1/15/31	1,200,000	1,116,492
Gas 0.3%
Brooklyn Union Gas Co. (The)
6.388%, due 9/15/33 (a)	865,000	916,695
National Fuel Gas Co.
2.95%, due 3/1/31	1,375,000	1,225,471
Southern California Gas Co.
Series VV
4.30%, due 1/15/49	845,000	673,413
		2,815,579
Healthcare-Services 0.1%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	625,000	621,094
Insurance 0.1%
Belrose Funding Trust II
6.792%, due 5/15/55 (a)	705,000	721,311
Internet 0.2%
Cogent Communications Group LLC
6.50%, due 7/1/32 (a)	950,000	930,984
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	870,000	952,578
		1,883,562
Iron & Steel 0.0% ‡
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (j)	130,000	127,706
Lodging 0.3%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	220,000	225,776
Hilton Domestic Operating Co., Inc.
5.875%, due 4/1/29 (a)	1,060,000	1,077,173

	Principal Amount	Value
Corporate Bonds
Lodging
Las Vegas Sands Corp.
5.625%, due 6/15/28	$ 1,025,000	$ 1,041,312
Studio City Finance Ltd.
5.00%, due 1/15/29 (a)	965,000	892,158
		3,236,419
Machinery—Construction & Mining 0.1%
Terex Corp.
6.25%, due 10/15/32 (a)	810,000	811,262
Media 0.1%
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)	1,040,000	1,010,821
Mining 0.2%
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	665,000	687,158
Vedanta Resources Finance II plc
9.85%, due 4/24/33 (a)	960,000	963,558
Series Reg S
10.875%, due 9/17/29	510,000	521,150
		2,171,866
Miscellaneous—Manufacturing 0.1%
Textron Financial Corp.
6.323% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	1,085,000	974,784
Oil & Gas 0.1%
Energean Israel Finance Ltd.
Series Reg S
5.375%, due 3/30/28 (a)	120,000	115,269
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	1,210,000	1,188,565
		1,303,834
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	226,000	221,056
4.75%, due 5/9/27	809,000	802,953
		1,024,009
Pipelines 0.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,580,000	1,299,567
Columbia Pipelines Operating Co. LLC
6.544%, due 11/15/53 (a)	370,000	382,118
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,000,000	935,210

	Principal Amount	Value
Corporate Bonds
Pipelines
Energy Transfer LP
5.35%, due 5/15/45	$ 1,000,000	$ 898,871
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,030,000	1,823,158
ONEOK, Inc.
5.625%, due 1/15/28 (a)	565,000	575,765
Transcontinental Gas Pipe Line Co. LLC
4.60%, due 3/15/48	1,035,000	865,645
Western Midstream Operating LP
5.25%, due 2/1/50 (i)	860,000	721,540
		7,501,874
Real Estate 0.0% ‡
Alpha Star Holding IX Ltd.
Series Reg S
7.00%, due 8/26/28	200,000	204,408
Real Estate Investment Trusts 0.4%
GLP Capital LP
4.00%, due 1/15/30	1,540,000	1,472,970
Starwood Property Trust, Inc.
4.375%, due 1/15/27 (a)	940,000	923,937
Trust Fibra Uno
Series Reg S
7.375%, due 2/13/34	405,000	419,194
8.25%, due 1/23/37 (a)	750,000	800,250
Uniti Group LP
10.50%, due 2/15/28 (a)	722,000	763,067
		4,379,418
Retail 0.3%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	1,070,000	1,102,100
AutoNation, Inc.
4.75%, due 6/1/30	594,000	588,743
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	1,155,000	1,182,248
Sally Holdings LLC
6.75%, due 3/1/32	340,000	348,953
		3,222,044
Semiconductors 0.1%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	870,000	866,777
Telecommunications 0.1%
AT&T, Inc.
3.50%, due 9/15/53	1,344,000	905,443

	Principal Amount	Value
Corporate Bonds
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	$ 410,000	$ 440,669
Total Corporate Bonds (Cost $123,337,063)		118,530,721
Foreign Government Bonds 0.6%
Argentina 0.1%
Argentina Government Bond
4.125%, due 7/9/35 (i)	1,535,000	1,013,100
Chile 0.1%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	554,000	493,965
Colombia 0.1%
Colombia Government Bond
3.25%, due 4/22/32	1,780,000	1,444,470
Dominican Republic 0.1%
Dominican Republic Government Bond
4.875%, due 9/23/32 (a)	1,195,000	1,104,538
Egypt 0.1%
Egypt Government Bond
7.625%, due 5/29/32 (a)	1,010,000	948,865
Paraguay 0.1%
Paraguay Government Bond
6.10%, due 8/11/44 (a)	1,325,000	1,287,900
Total Foreign Government Bonds (Cost $6,165,226)		6,292,838
Loan Assignments 0.4%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.456% (1 Month SOFR + 4.00%), due 11/2/27 (b)	733,235	704,822
Finance 0.1%
Arches Buyer, Inc.
First Lien New Term Loan
7.706% (1 Month SOFR + 3.25%), due 12/6/27 (b)	790,859	789,322

	Principal Amount	Value
Loan Assignments
Media 0.2%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (b)	$ 936,291	$ 928,099
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.706% (1 Month SOFR + 3.25%), due 1/31/29 (b)	1,340,000	1,330,136
		2,258,235
Services Business 0.0% ‡
Beach Acquisition Bidco LLC
First Lien Term Loan B
7.316% (1 Year SOFR + 3.25%), due 6/25/32 (b)	365,000	367,129
Total Loan Assignments (Cost $4,112,107)		4,119,508
Mortgage-Backed Securities 12.4%
Agency (Collateralized Mortgage Obligations) 4.8%
FHLMC
REMIC, Series 5326, Class QO
(zero coupon), due 9/25/50	1,480,527	958,003
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(d)	2,664,165	64,544
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(d)	371,675	7,447
REMIC, Series 5351, Class DO
(zero coupon), due 9/25/53	752,893	622,260
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	552,240	453,091
REMIC, Series 5363
(zero coupon), due 12/25/53	622,404	529,574
REMIC, Series 5315, Class OQ
(zero coupon), due 1/25/55	669,683	545,381
REMIC, Series 5092, Class XA
1.00%, due 1/15/41	699,233	599,079
REMIC, Series 4993, Class KS
1.586% (SOFR 30A + 5.936%), due 7/25/50 (b)(d)	2,924,949	371,507
REMIC, Series 4994, Class TS
1.636% (SOFR 30A + 5.986%), due 7/25/50 (b)(d)	1,851,889	235,068
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (d)	1,414,919	261,852
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (d)	1,526,018	247,100
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (d)	1,067,594	174,828
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (d)	1,235,976	199,237

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5160
3.00%, due 10/25/51 (d)	$ 1,328,890	$ 152,918
REMIC, Series 4725, Class WZ
3.50%, due 11/15/47	1,965,570	1,793,931
REMIC, Series 5040
3.50%, due 11/25/50 (d)	959,393	178,308
REMIC, Series 5527, Class FA
5.35% (SOFR 30A + 1.00%), due 4/25/55 (b)	1,405,621	1,399,154
FHLMC, Strips
Series 272
(zero coupon), due 8/15/42	939,429	717,125
Series 402
(zero coupon), due 9/25/53	866,165	708,823
Series 311, Class S1
1.496% (SOFR 30A + 5.836%), due 8/15/43 (b)(d)	2,855,919	286,967
Series 397, Class C61
5.50%, due 1/25/53 (d)	1,375,107	308,845
FNMA
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	688,926	549,101
REMIC, Series 2023-45
(zero coupon), due 10/25/53	780,826	608,146
REMIC, Series 2023-24, Class OQ
(zero coupon), due 7/25/54	962,799	784,590
REMIC, Series 2022-10, Class SA
1.40% (SOFR 30A + 5.75%), due 2/25/52 (b)(d)	1,666,543	187,171
REMIC, Series 2016-57, Class SN
1.586% (SOFR 30A + 5.936%), due 6/25/46 (b)(d)	1,513,222	155,764
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (d)	1,184,491	189,199
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (d)	3,241,641	455,663
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (d)	499,326	60,836
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (d)	4,771,861	799,514
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (d)	3,322,447	597,643
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (d)	2,097,273	448,759
FNMA, Strips (d)
Series 426, Class C32
1.50%, due 2/25/52	3,696,706	351,719
Series 440, Class C46
4.00%, due 10/25/53	2,342,756	514,479
Series 438, Class C34
6.00%, due 8/25/53	1,909,930	460,760

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(d)	$ 2,863,916	$ 30,796
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(d)	4,097,184	35,441
REMIC, Series 2023-101, Class KO
(zero coupon), due 1/20/51	1,295,308	853,369
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(d)	3,934,314	36,210
REMIC, Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (b)(d)	5,334,137	59,699
REMIC, Series 2021-136, Class SB
(zero coupon) (SOFR 30A + 3.20%), due 8/20/51 (b)(d)	14,304,221	170,817
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(d)	3,291,020	99,940
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(d)	5,905,925	87,966
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(d)	3,204,191	9,679
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(d)	2,182,597	31,237
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(d)	4,203,660	51,790
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(d)	10,636,713	141,032
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(d)	2,106,490	25,952
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,333,514	1,028,041
REMIC, Series 2023-53
(zero coupon), due 4/20/53	456,172	359,333
REMIC, Series 2024-51, Class SX
0.852% (SOFR 30A + 5.20%), due 3/20/54 (b)(d)	9,549,648	373,172
REMIC, Series 2023-80, Class SA
0.902% (SOFR 30A + 5.25%), due 6/20/53 (b)(d)	4,383,344	156,006
REMIC, Series 2020-34, Class SC
1.585% (1 Month SOFR + 5.936%), due 3/20/50 (b)(d)	2,039,627	250,291
REMIC, Series 2020-146, Class SA
1.835% (1 Month SOFR + 6.186%), due 10/20/50 (b)(d)	1,959,348	272,375
REMIC, Series 2021-179, Class SA
1.835% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	2,657,630	368,304
REMIC, Series 2020-167, Class SN
1.835% (1 Month SOFR + 6.186%), due 11/20/50 (b)(d)	1,267,736	178,031
REMIC, Series 2020-189, Class NS
1.835% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	3,059,627	430,230
REMIC, Series 2020-189, Class SU
1.835% (1 Month SOFR + 6.186%), due 12/20/50 (b)(d)	624,209	87,526

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-46, Class QS
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	$ 691,288	$ 87,023
REMIC, Series 2021-57, Class SA
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	3,858,142	485,482
REMIC, Series 2021-57, Class SD
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	6,591,194	853,161
REMIC, Series 2021-46, Class TS
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(d)	1,506,941	190,712
REMIC, Series 2021-96, Class NS
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	3,951,768	522,892
REMIC, Series 2021-97, Class SM
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	999,558	144,921
REMIC, Series 2021-96, Class SN
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(d)	2,366,148	285,123
REMIC, Series 2021-122, Class HS
1.835% (1 Month SOFR + 6.186%), due 7/20/51 (b)(d)	2,266,705	304,801
REMIC, Series 2021-96, Class JS
1.885% (1 Month SOFR + 6.236%), due 6/20/51 (b)(d)	1,840,593	255,588
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (d)	685,614	85,085
REMIC, Series 2020-188
2.00%, due 12/20/50 (d)	3,103,651	353,526
REMIC, Series 2022-10, Class IC
2.00%, due 11/20/51 (d)	2,016,848	241,296
REMIC, Series 2025-2, Class WZ
2.00%, due 8/20/52	1,631,217	1,013,532
REMIC, Series 2023-86, Class SE
2.302% (SOFR 30A + 6.65%), due 9/20/50 (b)(d)	1,567,778	230,813
REMIC, Series 2020-188, Class DI
2.50%, due 12/20/50 (d)	4,165,431	606,095
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (d)	822,585	124,916
REMIC, Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (b)	1,659,898	1,356,825
REMIC, Series 2021-188
2.50%, due 10/20/51 (d)	3,578,194	599,992
REMIC, Series 2023-60, Class ES
2.504% (SOFR 30A + 11.20%), due 4/20/53 (b)	972,311	859,726
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (d)	1,862,616	311,750
REMIC, Series 2021-44, Class IQ
3.00%, due 3/20/51 (d)	3,140,242	517,105
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (d)	335,601	50,774
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (d)	1,354,693	232,110

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (d)	$ 1,327,542	$ 232,267
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (d)	2,004,875	334,595
REMIC, Series 2022-207
3.00%, due 8/20/51 (d)	2,066,588	336,466
REMIC, Series 2021-139, Class IA
3.00%, due 8/20/51 (d)	4,397,914	787,459
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (d)	3,051,915	512,079
REMIC, Series 2019-92, Class GF
3.50% (1 Month SOFR + 0.804%), due 7/20/49 (b)	453,838	402,748
REMIC, Series 2019-97, Class FG
3.50% (1 Month SOFR + 0.804%), due 8/20/49 (b)	1,259,933	1,117,574
REMIC, Series 2019-128, Class KF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	467,832	414,704
REMIC, Series 2019-128, Class YF
3.50% (1 Month SOFR + 0.764%), due 10/20/49 (b)	486,315	431,986
REMIC, Series 2020-5, Class FA
3.50% (1 Month SOFR + 0.814%), due 1/20/50 (b)	1,355,087	1,201,121
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (d)	2,070,502	367,699
REMIC, Series 2023-1, Class HD
3.50%, due 1/20/52	699,044	628,757
REMIC, Series 2023-66, Class MP
3.604% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,211,135	1,110,093
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (d)	1,515,280	364,687
REMIC, Series 2022-69, Class FA
4.50% (SOFR 30A + 0.75%), due 4/20/52 (b)	415,940	390,886
REMIC, Series 2024-164, Class PB
4.50%, due 1/20/54	359,515	352,932
REMIC, Series 2023-38, Class WT
6.517%, due 12/20/51 (k)	568,863	595,107
REMIC, Series 2023-59, Class YC
7.13%, due 9/20/51 (k)	1,232,953	1,349,671
REMIC, Series 2023-55, Class CG
7.658%, due 7/20/51 (k)	879,648	976,147
REMIC, Series 2023-55, Class LB
7.803%, due 11/20/51 (k)	825,041	934,349
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2019-01, Class B10
9.964% (SOFR 30A + 5.614%), due 10/25/49	1,040,000	1,055,473
Series 2023-01, Class M10
10.85% (SOFR 30A + 6.50%), due 11/25/53	735,000	830,307
Series 2020-01, Class CE
11.964% (SOFR 30A + 7.614%), due 3/25/50	1,400,000	1,450,025

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Seasoned Credit Risk Transfer Trust
Series 2025-1, Class MTU
3.25%, due 11/25/64	$ 2,238,888	$ 1,921,434
		49,927,437
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.6%
BANK
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	1,270,000	970,817
Series 2019-BN19, Class C
4.026%, due 8/15/61 (e)	1,340,000	976,871
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	1,020,000	897,343
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	1,455,000	1,281,786
Benchmark Mortgage Trust (e)
Series 2018-B6, Class D
3.087%, due 10/10/51 (a)	815,000	591,572
Series 2019-B15, Class C
3.714%, due 12/15/72	1,120,000	891,111
Series 2019-B14, Class C
3.763%, due 12/15/62	1,260,000	956,829
Series 2018-B1, Class C
4.203%, due 1/15/51	1,055,000	849,914
BF Mortgage Trust
Series 2019-NYT, Class F
7.639% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	1,280,000	1,117,408
BMO Mortgage Trust
Series 2022-C1, Class 111A
3.269%, due 2/17/55 (a)(e)	1,400,000	1,269,376
BWAY Mortgage Trust
Series 2013-1515, Class C
3.446%, due 3/10/33 (a)	895,000	816,239
BX Commercial Mortgage Trust
Series 2024-BRBK, Class D
10.311% (1 Month SOFR + 5.971%), due 10/15/41 (a)(b)	1,120,000	1,124,176
BX Trust
Series 2025-VLT7, Class E
8.05% (1 Month SOFR + 3.75%), due 7/15/44 (a)(b)	1,085,000	1,087,034
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D
3.052%, due 1/10/48 (a)(e)	890,000	828,268
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(e)	1,730,000	1,309,041
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	452,016	436,643

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(e)	$ 1,270,000	$ 1,030,023
Commercial Mortgage Trust
Series 2014-CR17, Class C
4.779%, due 5/10/47 (e)	1,355,000	1,239,689
CONE Trust
Series 2024-DFW1, Class E
8.23% (1 Month SOFR + 3.888%), due 8/15/41 (a)(b)	515,000	511,166
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class D
4.918%, due 1/15/49 (a)(e)	1,140,000	911,650
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	1,020,000	675,750
FHLMC MSCR Trust (a)(b)
REMIC, Series 2021-MN3, Class M1
6.65% (SOFR 30A + 2.30%), due 11/25/51	569,716	570,987
REMIC, Series 2024-MN9, Class M2
7.60% (SOFR 30A + 3.25%), due 10/25/44	1,175,000	1,186,295
REMIC, Series 2021-MN3, Class M2
8.35% (SOFR 30A + 4.00%), due 11/25/51	685,000	708,987
GNMA (d)
REMIC, Series 2025-112
0.564%, due 3/16/66 (e)	5,568,588	281,578
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (e)	4,207,669	267,828
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (k)	5,671,993	408,116
REMIC, Series 2020-168, Class IA
0.98%, due 12/16/62 (e)	2,825,101	201,028
REMIC, Series 2021-47
0.992%, due 3/16/61 (e)	6,736,346	447,898
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (e)	2,453,700	172,157
REMIC, Series 2023-172
1.382%, due 2/16/66 (e)	3,879,262	359,582
GS Mortgage Securities Trust
Series 2015-GC30, Class D
3.384%, due 5/10/50	800,000	579,992
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	933,471	862,294
Series 2022-NLP, Class G
8.867% (1 Month SOFR + 4.525%), due 4/15/37 (b)	1,137,366	1,043,556
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	1,055,000	819,689

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Morgan Stanley Bank of America Merrill Lynch Trust (a)(e)
Series 2015-C22, Class D
3.984%, due 4/15/48	$ 1,450,000	$ 906,308
Series 2015-C23, Class D
4.149%, due 7/15/50	337,000	319,311
Morgan Stanley Capital I Trust
Series 2015-420, Class A
7.982%, due 10/12/50 (a)(i)	1,042,897	1,053,865
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(e)	1,075,000	905,098
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	1,865,000	1,961,794
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	740,000	586,246
Series 2019-C16, Class AS
3.887%, due 4/15/52	480,000	450,352
Series 2018-C9, Class C
4.944%, due 3/15/51 (e)	920,000	620,277
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	250,000	200,169
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(e)	1,020,000	898,239
Series 2016-NXS5, Class D
4.953%, due 1/15/59 (e)	495,000	452,628
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(e)	1,140,000	1,054,489
		37,091,469
Whole Loan (Collateralized Mortgage Obligations) 4.0%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(i)	676,240	673,407
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(i)	501,374	488,380
CIM Trust
Series 2021-J2, Class AS
0.21%, due 4/25/51 (a)(d)(k)	37,900,140	484,144
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(k)	1,580,000	1,331,403

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1B1
6.05% (SOFR 30A + 1.70%), due 1/25/45	$ 710,000	$ 708,452
Series 2025-R02, Class 1B1
6.30% (SOFR 30A + 1.95%), due 2/25/45	370,000	372,384
Series 2021-R03, Class 1B1
7.10% (SOFR 30A + 2.75%), due 12/25/41	450,000	458,690
Series 2023-R07, Class 2M2
7.60% (SOFR 30A + 3.25%), due 9/25/43	1,730,000	1,801,840
Series 2023-R03, Class 2M2
8.25% (SOFR 30A + 3.90%), due 4/25/43	715,000	760,283
Series 2021-R03, Class 1B2
9.85% (SOFR 30A + 5.50%), due 12/25/41	475,000	495,118
Series 2022-R01, Class 1B2
10.35% (SOFR 30A + 6.00%), due 12/25/41	1,845,000	1,935,516
Series 2021-R02, Class 2B2
10.55% (SOFR 30A + 6.20%), due 11/25/41	880,000	920,548
Series 2020-SBT1, Class 1B1
11.214% (SOFR 30A + 6.864%), due 2/25/40	1,230,000	1,305,338
Series 2022-R02, Class 2B2
12.00% (SOFR 30A + 7.65%), due 1/25/42	1,055,000	1,129,925
Series 2019-HRP1, Class B1
13.714% (SOFR 30A + 9.364%), due 11/25/39	1,920,000	2,070,298
Series 2022-R03, Class 1B2
14.20% (SOFR 30A + 9.85%), due 3/25/42	530,000	590,116
FHLMC STACR REMIC Trust (a)(b)
Series 2020-HQA1, Class B2
9.564% (SOFR 30A + 5.214%), due 1/25/50	1,320,000	1,452,832
Series 2022-HQA3, Class M2
9.70% (SOFR 30A + 5.35%), due 8/25/42	640,000	688,438
Series 2021-HQA3, Class B2
10.60% (SOFR 30A + 6.25%), due 9/25/41	1,865,000	1,943,799
Series 2021-HQA4, Class B2
11.35% (SOFR 30A + 7.00%), due 12/25/41	1,505,000	1,592,812
Series 2022-HQA1, Class B1
11.35% (SOFR 30A + 7.00%), due 3/25/42	1,355,000	1,470,697
Series 2022-DNA1, Class B2
11.45% (SOFR 30A + 7.10%), due 1/25/42	1,710,000	1,820,488
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(k)	1,580,352	1,218,160
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.264% (SOFR 30A + 4.914%), due 9/25/47	1,345,000	1,458,462
REMIC, Series 2019-FTR2, Class B2
11.864% (SOFR 30A + 7.514%), due 11/25/48	900,000	1,047,993
REMIC, Series 2019-FTR1, Class B2
12.814% (SOFR 30A + 8.464%), due 1/25/48	1,090,000	1,292,277

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Flagstar Mortgage Trust
Series 2021-6INV, Class A18
2.50%, due 8/25/51 (a)(k)	$ 85,533	$ 68,397
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A2
2.50%, due 11/25/51 (a)(k)	1,870,638	1,506,375
J.P. Morgan Mortgage Trust
Series 2021-4, Class B1
2.879%, due 8/25/51 (a)(e)	2,354,290	1,891,179
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
3.15% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	1,250,000	1,249,992
Mill City Mortgage Loan Trust (a)(k)
Series 2018-4, Class B4
3.07%, due 4/25/66	1,063,757	638,726
Series 2018-3, Class B2
3.25%, due 8/25/58	1,332,160	1,005,979
Series 2018-3, Class B4
3.654%, due 8/25/58	668,575	413,482
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	2,166,191	1,744,945
STACR Trust
Series 2018-HRP1, Class B2
16.214% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	1,828,336	2,215,139
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.658%, due 6/25/57	857,704	541,442
Series 2018-2, Class B5
3.736%, due 3/25/58	1,204,022	511,396
		41,298,852
Total Mortgage-Backed Securities (Cost $126,321,697)		128,317,758
U.S. Government & Federal Agencies 4.8%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.8%
FHLMC Gold Pools, 30 Year
3.50%, due 9/1/47	1,032,027	943,378
UMBS Pool, 30 Year
3.00%, due 6/1/52	1,034,424	885,764
4.00%, due 3/1/53	2,069,220	1,913,967
4.50%, due 10/1/52	775,652	737,132
5.00%, due 3/1/54	664,679	647,699
5.50%, due 7/1/53	966,463	963,608
5.50%, due 11/1/54	743,795	743,358
6.00%, due 10/1/53	794,235	811,441

	Principal Amount	Value
U.S. Government & Federal Agencies
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities)
UMBS Pool, 30 Year
6.00%, due 11/1/53	$ 100,949	$ 102,791
6.50%, due 10/1/53	787,655	813,061
		8,562,199
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
2.00%, due 10/1/50	4,192,479	3,295,570
2.00%, due 3/1/52	1,418,445	1,113,633
2.50%, due 6/1/51	341,439	283,725
2.50%, due 11/1/51	4,614,158	3,818,320
4.00%, due 8/1/48	379,792	356,381
4.00%, due 2/1/49	215,105	200,055
4.00%, due 6/1/52	768,479	710,264
4.00%, due 6/1/52	623,989	577,169
4.50%, due 1/1/54	913,850	867,864
5.00%, due 11/1/52	2,523,490	2,472,668
5.00%, due 3/1/53	1,496,765	1,463,241
5.50%, due 2/1/53	367,090	366,023
5.50%, due 8/1/53	412,283	413,041
5.50%, due 5/1/54	991,603	987,238
6.00%, due 9/1/53	971,279	993,083
6.00%, due 9/1/53	3,840	3,902
6.00%, due 11/1/53	96,918	98,605
6.00%, due 9/1/54	1,804,548	1,831,845
		19,852,627
Government National Mortgage Association (Mortgage Pass-Through Securities) 0.5%
GNMA I, Single Family, 30 Year
6.50%, due 4/15/29	4	4
GNMA II, Single Family, 30 Year
3.00%, due 10/20/51	2,426,365	2,122,664
3.00%, due 11/20/51	2,801,879	2,449,847
		4,572,515
United States Treasury Bonds 0.3%
U.S. Treasury Bonds
4.75%, due 5/15/55	1,885,000	1,843,766
5.00%, due 5/15/45	655,000	664,620
		2,508,386
United States Treasury Notes 1.3%
U.S. Treasury Notes
3.875%, due 7/31/27	2,040,000	2,037,370
3.875%, due 7/15/28	1,870,000	1,869,416
3.875%, due 7/31/30	5,240,000	5,221,169

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.00%, due 7/31/32	$ 3,805,000	$ 3,772,301
4.25%, due 5/15/35	990,000	981,337
		13,881,593
Total U.S. Government & Federal Agencies (Cost $49,440,414)		49,377,320
Total Long-Term Bonds (Cost $347,359,898)		344,183,305

	Shares

Common Stocks 64.1%
Aerospace & Defense 1.9%
BAE Systems plc (United Kingdom)	215,666	5,133,290
General Dynamics Corp.	12,429	3,873,001
Lockheed Martin Corp.	10,232	4,307,467
RTX Corp.	39,936	6,292,715
		19,606,473
Air Freight & Logistics 0.8%
Deutsche Post AG (Germany)	106,261	4,780,323
United Parcel Service, Inc., Class B	43,597	3,756,318
		8,536,641
Automobile Components 0.7%
Cie Generale des Etablissements Michelin SCA (France)	102,366	3,644,898
NHK Spring Co. Ltd. (Japan)	326,200	3,682,137
		7,327,035
Automobiles 0.4%
Toyota Motor Corp. (Japan)	220,400	3,937,153
Banks 4.4%
Bank of America Corp.	163,505	7,728,881
BAWAG Group AG (Austria) (a)	40,135	5,049,525
Columbia Banking System, Inc.	156,996	3,736,505
JPMorgan Chase & Co.	29,981	8,881,572
Lloyds Banking Group plc (United Kingdom)	3,805,320	3,898,579
Regions Financial Corp.	153,057	3,876,934
Royal Bank of Canada (Canada) (h)	28,852	3,702,076
Truist Financial Corp.	83,885	3,666,613
U.S. Bancorp	113,946	5,123,012
		45,663,697
Beverages 1.8%
Coca-Cola Co. (The)	79,924	5,426,040
Coca-Cola Europacific Partners plc (United Kingdom)	92,215	8,937,478

	Shares	Value
Common Stocks
Beverages
PepsiCo, Inc.	30,170	$ 4,161,047
		18,524,565
Biotechnology 1.1%
AbbVie, Inc.	58,129	10,987,544
Capital Markets 1.5%
BlackRock, Inc.	3,635	4,020,346
Lazard, Inc.	143,430	7,455,492
Schroders plc (United Kingdom)	727,635	3,746,329
		15,222,167
Chemicals 1.7%
Linde plc	13,843	6,371,379
LyondellBasell Industries NV, Class A	98,114	5,683,744
Nutrien Ltd. (Canada)	97,342	5,774,328
		17,829,451
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	10	53
Communications Equipment 1.3%
Cisco Systems, Inc.	197,494	13,445,391
Construction & Engineering 0.4%
Vinci SA (France)	32,491	4,499,968
Consumer Staples Distribution & Retail 0.7%
Walmart, Inc.	75,395	7,387,202
Diversified Telecommunication Services 3.2%
AT&T, Inc.	288,009	7,894,327
Deutsche Telekom AG (Registered) (Germany)	235,089	8,425,973
Infrastrutture Wireless Italiane SpA (Italy)	305,662	3,610,310
Orange SA (France)	386,341	5,874,271
Verizon Communications, Inc.	165,354	7,070,537
		32,875,418
Electric Utilities 3.0%
American Electric Power Co., Inc.	53,970	6,106,166
Duke Energy Corp.	33,648	4,092,943
Entergy Corp.	83,305	7,533,271
NextEra Energy, Inc.	90,717	6,446,350
Pinnacle West Capital Corp.	40,042	3,628,606
Terna - Rete Elettrica Nazionale (Italy)	349,915	3,370,312
		31,177,648

	Shares	Value
Common Stocks
Electrical Equipment 1.0%
Eaton Corp. plc	13,424	$ 5,164,481
Emerson Electric Co.	36,656	5,333,815
		10,498,296
Food Products 1.4%
McCormick & Co., Inc. (Non-Voting)	67,943	4,798,814
Mondelez International, Inc., Class A	94,744	6,128,989
Nestle SA (Registered)	39,794	3,470,437
		14,398,240
Gas Utilities 0.5%
Snam SpA (Italy)	836,832	4,841,315
Health Care Equipment & Supplies 0.6%
Medtronic plc	70,240	6,338,458
Health Care Providers & Services 0.8%
CVS Health Corp.	140,798	8,743,556
Hotels, Restaurants & Leisure 1.6%
McDonald's Corp.	20,500	6,151,435
Restaurant Brands International, Inc. (Canada)	104,851	7,115,189
Vail Resorts, Inc.	23,034	3,461,089
		16,727,713
Industrial Conglomerates 0.9%
Honeywell International, Inc.	16,594	3,689,676
Siemens AG (Registered) (Germany)	22,712	5,824,318
		9,513,994
Industrial REITs 0.3%
Segro plc (United Kingdom)	425,024	3,623,511
Insurance 3.6%
AIA Group Ltd. (Hong Kong)	626,200	5,859,028
Allianz SE (Registered) (Germany)	14,806	5,863,856
AXA SA (France)	117,179	5,694,853
Manulife Financial Corp. (Canada)	285,235	8,825,075
MetLife, Inc.	103,663	7,873,205
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	5,642	3,706,628
		37,822,645
Interactive Media & Services 0.9%
Meta Platforms, Inc., Class A	11,600	8,971,904
IT Services 1.2%
International Business Machines Corp.	47,438	12,008,930

	Shares	Value
Common Stocks
Leisure Products 0.7%
Hasbro, Inc.	99,143	$ 7,451,588
Machinery 1.2%
Cummins, Inc.	19,410	7,135,504
Toro Co. (The)	67,147	4,985,665
		12,121,169
Media 0.3%
Omnicom Group, Inc.	50,477	3,636,868
Multi-Utilities 1.0%
NiSource, Inc.	133,017	5,646,571
WEC Energy Group, Inc.	39,073	4,262,083
		9,908,654
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	24,435	3,705,323
Equinor ASA (Norway)	144,769	3,719,866
MPLX LP	77,956	4,092,690
TotalEnergies SE (France)	76,490	4,545,128
		16,063,007
Personal Care Products 0.4%
Unilever plc (United Kingdom)	71,242	4,143,592
Pharmaceuticals 5.1%
Astellas Pharma, Inc. (Japan)	388,700	4,045,174
AstraZeneca plc, Sponsored ADR (United Kingdom)	87,396	6,387,774
Bristol-Myers Squibb Co.	81,605	3,534,313
Eli Lilly & Co.	4,598	3,402,842
GSK plc	250,979	4,622,426
Johnson & Johnson	33,393	5,501,163
Merck & Co., Inc.	46,059	3,598,129
Novartis AG (Registered)	63,698	7,210,375
Pfizer, Inc.	153,900	3,584,331
Roche Holding AG	12,190	3,824,902
Sanofi SA (France)	81,043	7,364,351
		53,075,780
Professional Services 0.5%
Paychex, Inc.	35,505	5,124,437
Retail REITs 0.4%
Realty Income Corp.	65,495	3,676,234
Semiconductors & Semiconductor Equipment 5.5%
Analog Devices, Inc.	37,942	8,522,911

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment
Broadcom, Inc.	55,392	$ 16,268,630
KLA Corp.	8,611	7,569,327
Microchip Technology, Inc.	86,857	5,870,665
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Taiwan)	46,377	11,205,611
Texas Instruments, Inc.	42,727	7,736,151
		57,173,295
Software 2.4%
Microsoft Corp.	32,285	17,224,048
Salesforce, Inc.	28,489	7,359,563
		24,583,611
Specialized REITs 1.2%
Iron Mountain, Inc.	72,824	7,090,145
VICI Properties, Inc.	179,380	5,847,788
		12,937,933
Specialty Retail 0.9%
Best Buy Co., Inc.	55,758	3,627,615
Home Depot, Inc. (The)	14,896	5,474,429
		9,102,044
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	26,291	5,457,223
Dell Technologies, Inc., Class C	88,381	11,727,275
Hewlett Packard Enterprise Co.	522,350	10,807,421
NetApp, Inc.	56,199	5,852,002
Samsung Electronics Co. Ltd., GDR (Republic of Korea)	4,990	6,240,597
		40,084,518
Tobacco 1.5%
Imperial Brands plc (United Kingdom)	183,144	7,139,598
Philip Morris International, Inc.	52,531	8,617,711
		15,757,309
Trading Companies & Distributors 0.7%
MSC Industrial Direct Co., Inc., Class A	84,001	7,276,167
Water Utilities 0.4%
Essential Utilities, Inc.	102,769	3,781,899
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc., Class B (Canada)	112,261	3,749,595
SK Telecom Co. Ltd. (Republic of Korea)	115,165	4,656,189
		8,405,784
Total Common Stocks (Cost $446,021,948)		664,812,857

	Shares	Value
Short-Term Investments 2.0%
Affiliated Investment Company 1.2%
NYLI U.S. Government Liquidity Fund, 4.215% (l)	12,359,137	$ 12,359,137
Unaffiliated Investment Company 0.4%
Invesco Government & Agency Portfolio, 4.342% (l)(m)	4,610,728	4,610,728

	Principal Amount

U.S. Treasury Debt 0.4%
U.S. Treasury Bills (n)
4.25%, due 10/2/25	$ 2,200,000	2,183,901
4.27%, due 9/4/25	1,650,000	1,643,335
Total U.S. Treasury Debt (Cost $3,827,554)		3,827,236
Total Short-Term Investments (Cost $20,797,419)		20,797,101
Total Investments (Cost $814,179,265)	99.3%	1,029,793,263
Other Assets, Less Liabilities	0.7	7,711,540
Net Assets	100.0%	$ 1,037,504,803

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(c)	Delayed delivery security.
(d)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2025.
(h)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $4,373,623. The Fund received cash collateral with a value of $4,610,728.
(i)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(j)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(l)	Current yield as of July 31, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.
(n)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 16,754	$ 167,238	$ (171,633)	$ —	$ —	$ 12,359	$ 379	$ —	12,359
Foreign Currency Forward Contracts
As of July 31, 2025, the Fund held the following foreign currency forward contracts1:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	23,293,000	USD	14,923,508	JPMorgan Chase Bank N.A.	8/5/25	$ 45,931
EUR	11,903,664	USD	13,577,769	JPMorgan Chase Bank N.A.	8/5/25	7,587
USD	13,091,206	GBP	9,813,000	JPMorgan Chase Bank N.A.	8/5/25	131,567
USD	13,049,818	GBP	9,813,000	JPMorgan Chase Bank N.A.	11/4/25	78,871
USD	2,255,491	JPY	318,810,000	JPMorgan Chase Bank N.A.	8/5/25	141,103
USD	2,162,421	JPY	318,810,000	JPMorgan Chase Bank N.A.	11/4/25	26,194
Total Unrealized Appreciation						431,253
AUD	23,293,000	USD	15,075,211	JPMorgan Chase Bank N.A.	11/4/25	(79,031)
EUR	11,903,664	USD	13,749,169	JPMorgan Chase Bank N.A.	11/4/25	(80,403)
Total Unrealized Depreciation						(159,434)
Net Unrealized Appreciation						$ 271,819

1.	Foreign Currency Forward Contracts are subject to limitations such that they cannot be “sold or repurchased,” although the Fund would be able to exit the transaction through other means, such as through the execution of an offsetting transaction.
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
Euro STOXX 50 Index	111	September 2025	$ 6,787,375	$ 6,764,349	$ (23,026)
MSCI EAFE Index	168	September 2025	22,384,690	21,952,560	(432,130)
S&P 500 E-Mini Index	41	September 2025	12,599,691	13,067,212	467,521
U.S. Treasury 5 Year Notes	391	September 2025	42,234,294	42,295,203	60,909
U.S. Treasury 10 Year Notes	61	September 2025	6,782,845	6,774,813	(8,032)
U.S. Treasury 10 Year Ultra Bonds	71	September 2025	7,971,671	8,028,547	56,876
U.S. Treasury Long Bonds	189	September 2025	21,039,373	21,581,437	542,064
U.S. Treasury Ultra Bonds	121	September 2025	13,836,095	14,194,812	358,717
Yen Denominated Nikkei 225 Index	177	September 2025	22,226,000	23,923,757	1,697,757
Total Long Contracts					2,720,656
Short Contracts
Canada 5 Year Bonds	(231)	September 2025	(18,993,333)	(18,872,113)	121,220
FTSE 100 Index	(151)	September 2025	(17,760,369)	(18,194,912)	(434,543)
U.S. Treasury 2 Year Notes	(94)	September 2025	(19,498,900)	(19,456,531)	42,369
Total Short Contracts					(270,954)
Net Unrealized Appreciation					$ 2,449,702

1.	As of July 31, 2025, cash in the amount of $7,742,101 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.

Abbreviation(s):
ADR—American Depositary Receipt
AUD—Australia Dollar
CLO—Collateralized Loan Obligation
EAFE—Europe, Australasia and Far East
EUR—Euro
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FTSE—Financial Times Stock Exchange
GBP—British Pound Sterling
GDR—Global Depositary Receipt
GNMA—Government National Mortgage Association
IO—Interest Only
JPY—Japanese Yen
MSCI—Morgan Stanley Capital International
REIT—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 37,545,160	$ —	$ 37,545,160
Corporate Bonds	—	118,530,721	—	118,530,721
Foreign Government Bonds	—	6,292,838	—	6,292,838
Loan Assignments	—	4,119,508	—	4,119,508
Mortgage-Backed Securities	—	128,317,758	—	128,317,758
U.S. Government & Federal Agencies	—	49,377,320	—	49,377,320
Total Long-Term Bonds	—	344,183,305	—	344,183,305
Common Stocks
Aerospace & Defense	14,473,183	5,133,290	—	19,606,473
Air Freight & Logistics	3,756,318	4,780,323	—	8,536,641
Automobile Components	—	7,327,035	—	7,327,035
Automobiles	—	3,937,153	—	3,937,153
Banks	36,715,593	8,948,104	—	45,663,697
Capital Markets	11,475,838	3,746,329	—	15,222,167
Construction & Engineering	—	4,499,968	—	4,499,968
Diversified Telecommunication Services	14,964,864	17,910,554	—	32,875,418
Electric Utilities	27,807,336	3,370,312	—	31,177,648
Food Products	10,927,803	3,470,437	—	14,398,240
Gas Utilities	—	4,841,315	—	4,841,315
Industrial Conglomerates	3,689,676	5,824,318	—	9,513,994
Industrial REITs	—	3,623,511	—	3,623,511
Insurance	16,698,280	21,124,365	—	37,822,645
Oil, Gas & Consumable Fuels	7,798,013	8,264,994	—	16,063,007
Personal Care Products	—	4,143,592	—	4,143,592
Pharmaceuticals	26,008,552	27,067,228	—	53,075,780
Technology Hardware, Storage & Peripherals	33,843,921	6,240,597	—	40,084,518
Tobacco	8,617,711	7,139,598	—	15,757,309
Wireless Telecommunication Services	3,749,595	4,656,189	—	8,405,784
All Other Industries	288,236,962	—	—	288,236,962
Total Common Stocks	508,763,645	156,049,212	—	664,812,857
Short-Term Investments
Affiliated Investment Company	12,359,137	—	—	12,359,137
Unaffiliated Investment Company	4,610,728	—	—	4,610,728
U.S. Treasury Debt	—	3,827,236	—	3,827,236
Total Short-Term Investments	16,969,865	3,827,236	—	20,797,101
Total Investments in Securities	525,733,510	504,059,753	—	1,029,793,263
Other Financial Instruments (b)
Foreign Currency Forward Contracts	—	431,253	—	431,253
Futures Contracts	3,347,433	—	—	3,347,433
Total Other Financial Instruments	3,347,433	431,253	—	3,778,686
Total Investments in Securities and Other Financial Instruments	$ 529,080,943	$ 504,491,006	$ —	$ 1,033,571,949
Liability Valuation Inputs
Other Financial Instruments (b)
Foreign Currency Forward Contracts	$ —	$ (159,434)	$ —	$ (159,434)
Futures Contracts	(897,731)	—	—	(897,731)
Total Other Financial Instruments	$ (897,731)	$ (159,434)	$ —	$ (1,057,165)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Enduring Capital Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 98.1%
Air Freight & Logistics 3.3%
Expeditors International of Washington, Inc.	152,507	$ 17,727,414
Banks 3.7%
M&T Bank Corp.	104,317	19,684,618
Beverages 2.0%
Brown-Forman Corp., Class B (a)	376,848	10,872,065
Capital Markets 3.9%
Brookfield Asset Management Ltd., Class A (a)	106,181	6,548,182
Brookfield Corp.	211,416	14,175,443
		20,723,625
Chemicals 7.2%
Linde plc	47,642	21,927,707
Sherwin-Williams Co. (The)	49,833	16,488,743
		38,416,450
Commercial Services & Supplies 10.8%
Cintas Corp.	99,976	22,249,659
Copart, Inc. (b)	423,500	19,197,255
Waste Connections, Inc.	88,235	16,470,827
		57,917,741
Consumer Finance 3.4%
Credit Acceptance Corp. (a)(b)	36,572	17,930,520
Consumer Staples Distribution & Retail 2.7%
Costco Wholesale Corp.	15,256	14,335,148
Containers & Packaging 1.9%
Ball Corp.	179,389	10,271,814
Electronic Equipment, Instruments & Components 7.1%
Amphenol Corp., Class A	230,194	24,517,963
CDW Corp.	77,795	13,565,892
		38,083,855
Financial Services 3.7%
Berkshire Hathaway, Inc., Class B (b)	42,484	20,047,350
Ground Transportation 2.9%
Old Dominion Freight Line, Inc.	104,080	15,533,940
Household Durables 5.5%
NVR, Inc. (b)	3,924	29,624,199

	Shares	Value
Common Stocks
Insurance 10.7%
Markel Group, Inc. (b)	13,674	$ 27,461,357
Progressive Corp. (The)	122,173	29,570,753
		57,032,110
Life Sciences Tools & Services 2.1%
Danaher Corp.	57,280	11,293,325
Machinery 8.1%
Deere & Co.	24,521	12,858,077
IDEX Corp.	50,252	8,216,704
PACCAR, Inc.	225,870	22,306,921
		43,381,702
Software 8.8%
Constellation Software, Inc.	13,151	45,370,570
Lumine Group, Inc. (b)	50,930	1,975,670
		47,346,240
Specialized REITs 3.1%
American Tower Corp.	40,697	8,480,848
Public Storage	29,981	8,153,033
		16,633,881
Specialty Retail 4.0%
O'Reilly Automotive, Inc. (b)	215,082	21,146,862
Trading Companies & Distributors 3.2%
Watsco, Inc.	37,768	17,028,836
Total Common Stocks (Cost $344,199,652)		525,031,695

	Number of Warrants

Warrants 0.0% ‡
Software 0.0% ‡
Constellation Software, Inc.
Expires 3/31/40 (b)(c)(d)	16,496	—
Total Warrants (Cost $0)		—

	Shares

Short-Term Investments 3.3%
Affiliated Investment Company 2.0%
NYLI U.S. Government Liquidity Fund, 4.215% (e)	10,806,337	10,806,337

	Shares	Value
Short-Term Investments
Unaffiliated Investment Company 1.3%
Invesco Government & Agency Portfolio, 4.342% (e)(f)	7,144,118	$ 7,144,118
Total Short-Term Investments (Cost $17,950,455)		17,950,455
Total Investments (Cost $362,150,107)	101.4%	542,982,150
Other Assets, Less Liabilities	(1.4)	(7,611,319)
Net Assets	100.0%	$ 535,370,831

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $10,630,744; the total market value of collateral held by the Fund was $10,997,812. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,853,694. The Fund received cash collateral with a value of $7,144,118.
(b)	Non-income producing security.
(c)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Current yield as of July 31, 2025.
(f)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,636	$ 79,264	$ (83,094)	$ —	$ —	$ 10,806	$ 226	$ —	10,806
Abbreviation(s):
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 525,031,695	$ —	$ —	$ 525,031,695
Warrants	—	—	—	—
Short-Term Investments
Affiliated Investment Company	10,806,337	—	—	10,806,337
Unaffiliated Investment Company	7,144,118	—	—	7,144,118
Total Short-Term Investments	17,950,455	—	—	17,950,455
Total Investments in Securities	$ 542,982,150	$ —	$ —	$ 542,982,150

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Convertible Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Convertible Securities 94.2%
Convertible Bonds 84.3%
Aerospace & Defense 0.3%
AeroVironment, Inc.
(zero coupon), due 7/15/30	$ 4,835,000	$ 5,443,727
Automobile Components 1.2%
Patrick Industries, Inc.
1.75%, due 12/1/28	11,738,000	18,199,928
Automobiles 1.4%
Ford Motor Co.
(zero coupon), due 3/15/26	14,455,000	14,404,407
Rivian Automotive, Inc.
4.625%, due 3/15/29	7,336,000	7,235,130
		21,639,537
Beverages 0.6%
MGP Ingredients, Inc.
1.875%, due 11/15/41	9,940,000	9,393,300
Biotechnology 7.5%
Alnylam Pharmaceuticals, Inc.
1.00%, due 9/15/27 (a)	5,460,000	8,041,488
BioMarin Pharmaceutical, Inc.
1.25%, due 5/15/27	19,573,000	18,540,968
Bridgebio Pharma, Inc.
2.25%, due 2/1/29	14,242,000	13,693,683
Exact Sciences Corp.
2.00%, due 3/1/30 (b)	17,388,000	16,788,114
Halozyme Therapeutics, Inc.
1.00%, due 8/15/28	17,827,000	22,008,179
Ionis Pharmaceuticals, Inc.
1.75%, due 6/15/28 (a)	13,950,000	15,331,680
Mirum Pharmaceuticals, Inc.
4.00%, due 5/1/29	12,752,000	22,918,532
		117,322,644
Broadline Retail 1.0%
Etsy, Inc.
0.125%, due 10/1/26	15,617,000	15,535,011
Commercial Services & Supplies 1.9%
Tetra Tech, Inc.
2.25%, due 8/15/28	26,609,000	30,324,947

	Principal Amount	Value
Convertible Bonds
Communications Equipment 1.5%
Lumentum Holdings, Inc.
0.50%, due 6/15/28	$ 13,970,000	$ 15,401,925
1.50%, due 12/15/29	4,421,000	7,593,067
		22,994,992
Construction & Engineering 0.9%
Fluor Corp.
1.125%, due 8/15/29	10,495,000	14,748,099
Consumer Finance 0.9%
Upstart Holdings, Inc.
1.00%, due 11/15/30 (b)	11,789,000	13,999,438
Consumer Staples Distribution & Retail 1.3%
Chefs' Warehouse, Inc. (The)
2.375%, due 12/15/28	12,995,000	21,259,820
Electric Utilities 1.8%
PG&E Corp.
4.25%, due 12/1/27	24,558,000	24,521,163
Southern Co. (The)
3.25%, due 6/15/28 (b)	3,000,000	3,033,000
		27,554,163
Electronic Equipment, Instruments & Components 3.2%
Advanced Energy Industries, Inc.
2.50%, due 9/15/28	18,209,000	22,437,526
Mirion Technologies, Inc.
0.25%, due 6/1/30 (b)	9,743,000	11,521,097
OSI Systems, Inc.
2.25%, due 8/1/29 (b)	12,752,000	17,043,507
		51,002,130
Energy Equipment & Services 0.9%
Oil States International, Inc.
4.75%, due 4/1/26	13,836,000	13,676,886
Entertainment 2.1%
Liberty Media Corp.-Liberty Formula One
2.25%, due 8/15/27	13,561,000	17,493,690
Live Nation Entertainment, Inc.
2.875%, due 1/15/30 (b)	13,975,000	15,030,112
		32,523,802
Financial Services 2.7%
Affirm Holdings, Inc.
0.75%, due 12/15/29 (b)	11,397,000	12,086,518

	Principal Amount	Value
Convertible Bonds
Financial Services
Global Payments, Inc.
1.50%, due 3/1/31	$ 11,829,000	$ 10,764,390
Shift4 Payments, Inc.
0.50%, due 8/1/27	18,090,000	19,763,325
		42,614,233
Food Products 2.5%
Freshpet, Inc.
3.00%, due 4/1/28	9,309,000	11,626,941
Post Holdings, Inc.
2.50%, due 8/15/27	23,895,000	27,030,024
		38,656,965
Ground Transportation 1.5%
Uber Technologies, Inc.
Series 2028
0.875%, due 12/1/28	17,288,000	23,675,916
Health Care Equipment & Supplies 8.8%
CONMED Corp.
2.25%, due 6/15/27	13,164,000	12,516,331
DexCom, Inc.
0.375%, due 5/15/28	15,040,000	14,017,280
Haemonetics Corp.
(zero coupon), due 3/1/26	9,226,000	8,981,511
Integer Holdings Corp.
1.875%, due 3/15/30 (b)	25,460,000	25,027,180
iRhythm Technologies, Inc.
1.50%, due 9/1/29	14,384,000	17,476,560
Lantheus Holdings, Inc.
2.625%, due 12/15/27	23,906,000	28,222,504
Merit Medical Systems, Inc.
3.00%, due 2/1/29 (b)	23,436,000	27,631,044
TransMedics Group, Inc.
1.50%, due 6/1/28	2,855,000	4,236,106
		138,108,516
Health Care REITs 2.5%
Welltower OP LLC
3.125%, due 7/15/29 (a)(b)	28,150,000	39,001,825
Health Care Technology 0.4%
Teladoc Health, Inc.
1.25%, due 6/1/27	7,157,000	6,628,813

	Principal Amount	Value
Convertible Bonds
Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.
1.50%, due 2/15/26	$ 12,566,000	$ 12,239,284
Hotels, Restaurants & Leisure 4.3%
Carnival Corp.
5.75%, due 12/1/27	8,804,000	20,350,446
Cheesecake Factory, Inc. (The)
0.375%, due 6/15/26	9,208,000	9,588,855
DoorDash, Inc.
(zero coupon), due 5/15/30 (b)	12,055,000	13,115,840
Expedia Group, Inc.
(zero coupon), due 2/15/26	2,822,000	2,791,177
NCL Corp. Ltd.
1.125%, due 2/15/27	20,225,000	21,286,812
		67,133,130
Household Durables 0.8%
Meritage Homes Corp.
1.75%, due 5/15/28	13,302,000	13,218,606
Household Products 0.4%
Spectrum Brands, Inc.
3.375%, due 6/1/29	7,412,000	6,733,802
Interactive Media & Services 0.8%
Match Group Financeco 2, Inc.
0.875%, due 6/15/26 (b)	12,450,000	12,091,440
IT Services 3.4%
Akamai Technologies, Inc.
0.375%, due 9/1/27	16,800,000	16,141,252
Cloudflare, Inc.
(zero coupon), due 6/15/30 (b)	12,025,000	13,449,962
Okta, Inc.
0.125%, due 9/1/25	5,611,000	5,611,000
Snowflake, Inc.
(zero coupon), due 10/1/27 (b)	12,188,000	18,525,760
		53,727,974
Life Sciences Tools & Services 0.2%
Tempus AI, Inc.
0.75%, due 7/15/30 (b)	3,415,000	3,416,708
Machinery 0.6%
Greenbrier Cos., Inc. (The)
2.875%, due 4/15/28	8,991,000	9,595,645

	Principal Amount	Value
Convertible Bonds
Media 1.5%
Liberty Broadband Corp.
3.125%, due 3/31/53 (b)	$ 9,263,000	$ 9,211,127
Sirius XM Holdings, Inc.
3.75%, due 3/15/28	13,850,000	14,043,900
		23,255,027
Metals & Mining 0.9%
MP Materials Corp.
3.00%, due 3/1/30 (b)	4,852,000	14,238,194
Oil, Gas & Consumable Fuels 2.6%
Kosmos Energy Ltd.
3.125%, due 3/15/30	14,590,000	10,392,457
Northern Oil & Gas, Inc.
3.625%, due 4/15/29	12,935,000	13,455,634
Permian Resources Operating LLC
3.25%, due 4/1/28	6,754,000	16,989,152
		40,837,243
Pharmaceuticals 1.2%
Amphastar Pharmaceuticals, Inc.
2.00%, due 3/15/29	8,159,000	7,037,138
Jazz Investments I Ltd.
2.00%, due 6/15/26	12,247,000	12,586,854
		19,623,992
Professional Services 0.9%
Parsons Corp.
2.625%, due 3/1/29	12,747,000	13,919,724
Semiconductors & Semiconductor Equipment 3.6%
Impinj, Inc.
1.125%, due 5/15/27	4,665,000	7,057,037
MKS, Inc.
1.25%, due 6/1/30	15,811,000	15,424,865
ON Semiconductor Corp.
(zero coupon), due 5/1/27	19,255,000	23,701,177
SolarEdge Technologies, Inc.
(zero coupon), due 9/15/25	2,912,000	2,872,688
Synaptics, Inc.
0.75%, due 12/1/31 (b)	7,650,000	7,229,250
		56,285,017
Software 13.9%
Bentley Systems, Inc.
0.125%, due 1/15/26	3,570,000	3,666,390
BILL Holdings, Inc.
(zero coupon), due 4/1/30 (b)	13,980,000	11,841,060

	Principal Amount	Value
Convertible Bonds
Software
CyberArk Software Ltd.
(zero coupon), due 6/15/30 (b)	$ 9,288,000	$ 9,561,996
Datadog, Inc.
(zero coupon), due 12/1/29 (b)	14,115,000	13,769,804
Dropbox, Inc.
(zero coupon), due 3/1/28	11,036,000	10,998,273
Five9, Inc.
1.00%, due 3/15/29	5,835,000	5,140,847
Guidewire Software, Inc.
1.25%, due 11/1/29 (b)	11,315,000	13,000,935
Life360, Inc.
(zero coupon), due 6/1/30 (b)	8,200,000	9,675,092
Nice Ltd.
(zero coupon), due 9/15/25	21,739,000	21,630,305
Nutanix, Inc.
0.25%, due 10/1/27	16,097,000	22,463,363
Progress Software Corp.
3.50%, due 3/1/30	12,780,000	13,272,030
Q2 Holdings, Inc.
0.75%, due 6/1/26	12,470,000	13,723,235
Rapid7, Inc.
1.25%, due 3/15/29	6,025,000	5,344,140
Rubrik, Inc.
(zero coupon), due 6/15/30 (b)	7,215,000	7,748,910
Tyler Technologies, Inc.
0.25%, due 3/15/26	14,176,000	17,202,576
Unity Software, Inc.
(zero coupon), due 3/15/30 (b)	10,909,000	13,286,071
Vertex, Inc.
0.75%, due 5/1/29	8,473,000	9,770,428
Workiva, Inc.
1.25%, due 8/15/28	7,850,000	7,216,113
Zscaler, Inc.
(zero coupon), due 7/15/28 (b)	8,460,000	8,269,650
		217,581,218
Specialty Retail 0.9%
Burlington Stores, Inc.
1.25%, due 12/15/27	9,505,000	13,677,695
Technology Hardware, Storage & Peripherals 2.6%
Seagate HDD Cayman
3.50%, due 6/1/28	13,575,000	26,340,591

	Principal Amount	Value
Convertible Bonds
Technology Hardware, Storage & Peripherals
Western Digital Corp.
3.00%, due 11/15/28 (a)	$ 6,875,000	$ 14,750,312
		41,090,903
Total Convertible Bonds (Cost $1,187,794,094)		1,322,970,294

	Shares

Convertible Preferred Stocks 9.9%
Aerospace & Defense 1.6%
Boeing Co. (The)
6.00%	346,200	24,476,340
Banks 1.8%
Bank of America Corp.
Series L
7.25% (c)	12,072	14,727,840
Wells Fargo & Co.
Series L
7.50% (c)	11,552	13,683,806
		28,411,646
Capital Markets 0.7%
Ares Management Corp.
Series B
6.75%	195,700	11,076,620
Electric Utilities 1.2%
NextEra Energy, Inc.
6.926%	450,000	18,337,500
Financial Services 1.4%
Apollo Global Management, Inc.
6.75%	289,050	22,019,829
Semiconductors & Semiconductor Equipment 0.9%
Microchip Technology, Inc.
7.50% (a)	235,175	14,794,859
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.
7.625%	240,100	14,406,000

	Shares	Value
Convertible Preferred Stocks
Trading Companies & Distributors 1.4%
QXO, Inc.
5.50% (d)	385,458	$ 22,287,182
Total Convertible Preferred Stocks (Cost $136,384,365)		155,809,976
Total Convertible Securities (Cost $1,324,178,459)		1,478,780,270
Short-Term Investments 6.8%
Affiliated Investment Company 5.2%
NYLI U.S. Government Liquidity Fund, 4.215% (e)(f)	81,628,529	81,628,529
Unaffiliated Investment Companies 1.6%
Allspring Government Money Market Fund, 4.299% (f)(g)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, 4.342% (f)(g)	19,154,345	19,154,345
State Street Institutional U.S. Government Money Market Fund, 4.306% (f)(g)	5,000,000	5,000,000
		26,154,345
Total Short-Term Investments (Cost $107,782,874)		107,782,874
Total Investments (Cost $1,431,961,333)	101.0%	1,586,563,144
Other Assets, Less Liabilities	(1.0)	(16,388,543)
Net Assets	100.0%	$ 1,570,174,601

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.

(a)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $25,610,201. The Fund received cash collateral with a value of $26,154,345.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Non-income producing security.
(e)	As of July 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(f)	Current yield as of July 31, 2025.
(g)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 76,208	$ 372,126	$ (366,705)	$ —	$ —	$ 81,629	$ 2,340	$ —	81,629

Abbreviation(s):
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$ —	$ 1,322,970,294	$ —	$ 1,322,970,294
Convertible Preferred Stocks	155,809,976	—	—	155,809,976
Total Convertible Securities	155,809,976	1,322,970,294	—	1,478,780,270
Short-Term Investments
Affiliated Investment Company	81,628,529	—	—	81,628,529
Unaffiliated Investment Companies	26,154,345	—	—	26,154,345
Total Short-Term Investments	107,782,874	—	—	107,782,874
Total Investments in Securities	$ 263,592,850	$ 1,322,970,294	$ —	$ 1,586,563,144

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay High Yield Corporate Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 94.5%
Convertible Bonds 0.5%
Energy-Alternate Sources 0.1%
XPLR Infrastructure LP
2.50%, due 6/15/26 (a)	$ 16,000,000	$ 15,380,800
Media 0.3%
Cable One, Inc.
(zero coupon), due 3/15/26	6,000,000	5,742,000
1.125%, due 3/15/28	28,500,000	22,044,750
		27,786,750
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (b)(c)	792,000	9,850,787
Total Convertible Bonds (Cost $48,093,806)		53,018,337
Corporate Bonds 86.6%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc. (a)
7.125%, due 2/15/31	6,000,000	5,991,717
7.75%, due 4/15/28	16,655,000	15,727,219
Lamar Media Corp.
3.625%, due 1/15/31	32,590,000	29,980,864
3.75%, due 2/15/28	16,000,000	15,455,757
4.00%, due 2/15/30	33,500,000	31,786,331
4.875%, due 1/15/29	11,500,000	11,293,676
Outfront Media Capital LLC (a)
4.625%, due 3/15/30	5,650,000	5,363,512
5.00%, due 8/15/27	10,000,000	9,899,359
7.375%, due 2/15/31	5,000,000	5,249,835
		130,748,270
Aerospace & Defense 2.8%
AAR Escrow Issuer LLC
6.75%, due 3/15/29 (a)	6,500,000	6,669,384
Efesto Bidco SpA Efesto US LLC
Series XR
7.50%, due 2/15/32 (a)	16,000,000	16,320,018
TransDigm, Inc.
4.625%, due 1/15/29	24,500,000	23,953,997
4.875%, due 5/1/29	13,245,000	12,997,002
6.00%, due 1/15/33 (a)	30,000,000	30,148,161
6.375%, due 3/1/29 (a)	78,065,000	79,895,702
6.375%, due 5/31/33 (a)	54,440,000	54,785,803
6.625%, due 3/1/32 (a)	33,150,000	34,087,117
6.75%, due 8/15/28 (a)	31,380,000	32,018,960

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
TransDigm, Inc.
6.875%, due 12/15/30 (a)	$ 12,250,000	$ 12,695,557
7.125%, due 12/1/31 (a)	11,560,000	12,036,809
		315,608,510
Agriculture 0.0% ‡
Darling Ingredients, Inc.
6.00%, due 6/15/30 (a)	5,750,000	5,786,754
Airlines 0.2%
American Airlines, Inc. (a)
5.50%, due 4/20/26	3,499,999	3,496,808
5.75%, due 4/20/29	10,000,000	9,996,495
Delta Air Lines, Inc.
7.375%, due 1/15/26	7,000,000	7,063,021
		20,556,324
Auto Manufacturers 0.8%
General Motors Financial Co., Inc.
5.25%, due 3/1/26	10,000,000	10,009,519
JB Poindexter & Co., Inc.
8.75%, due 12/15/31 (a)	59,540,000	60,893,791
PM General Purchaser LLC
9.50%, due 10/1/28 (a)	17,585,000	13,672,338
		84,575,648
Auto Parts & Equipment 1.9%
Adient Global Holdings Ltd. (a)
7.00%, due 4/15/28	3,000,000	3,070,844
8.25%, due 4/15/31	6,250,000	6,533,019
Clarios Global LP
6.75%, due 2/15/30 (a)	5,000,000	5,155,150
Garrett Motion Holdings, Inc.
7.75%, due 5/31/32 (a)	16,800,000	17,434,538
IHO Verwaltungs GmbH (a)(c)
6.375% (6.375% Cash or 7.125% PIK), due 5/15/29	40,980,000	41,029,012
7.75% (7.75% Cash or 8.50% PIK), due 11/15/30	39,000,000	40,030,419
8.00% (8.00% Cash or 8.75% PIK), due 11/15/32	17,705,000	18,202,015
Phinia, Inc. (a)
6.625%, due 10/15/32	8,910,000	9,076,506
6.75%, due 4/15/29	16,150,000	16,619,787
Real Hero Merger Sub 2, Inc.
6.25%, due 2/1/29 (a)	37,125,000	25,512,556
Tenneco, Inc.
8.00%, due 11/17/28 (a)	23,685,000	23,508,448
ZF North America Capital, Inc.
7.125%, due 4/14/30 (a)	5,000,000	4,846,501
		211,018,795

	Principal Amount	Value
Corporate Bonds
Banks 0.0% ‡
Walker & Dunlop, Inc.
6.625%, due 4/1/33 (a)	$ 6,000,000	$ 6,117,180
Building Materials 1.6%
EMRLD Borrower LP
6.625%, due 12/15/30 (a)	33,075,000	33,723,568
James Hardie International Finance DAC
5.00%, due 1/15/28 (a)	30,195,000	29,965,744
JH North America Holdings, Inc.
6.125%, due 7/31/32 (a)	6,500,000	6,567,373
Knife River Corp.
7.75%, due 5/1/31 (a)	18,540,000	19,453,355
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	7,500,000	7,621,792
New Enterprise Stone & Lime Co., Inc.
5.25%, due 7/15/28 (a)	1,500,000	1,489,251
Quikrete Holdings, Inc. (a)
6.375%, due 3/1/32	54,355,000	55,746,216
6.75%, due 3/1/33	18,500,000	18,974,049
Standard Building Solutions, Inc. (a)
6.25%, due 8/1/33	2,600,000	2,624,768
6.50%, due 8/15/32	3,750,000	3,829,339
		179,995,455
Chemicals 3.5%
ASP Unifrax Holdings, Inc. (a)(c)
7.10% (5.85% Cash and 1.25% PIK), due 9/30/29	37,843,565	19,541,996
11.175% (10.425% Cash or 11.175% PIK), due 9/30/29	16,002,823	14,655,030
Avient Corp. (a)
6.25%, due 11/1/31	3,500,000	3,512,443
7.125%, due 8/1/30	12,745,000	13,091,282
Axalta Coating Systems Dutch Holding B BV
7.25%, due 2/15/31 (a)	4,000,000	4,159,744
Celanese US Holdings LLC (d)
6.665%, due 7/15/27	1,909,000	1,956,404
6.83%, due 7/15/29	2,500,000	2,596,910
6.85%, due 11/15/28	3,000,000	3,123,075
6.879%, due 7/15/32	10,000,000	10,352,779
7.05%, due 11/15/30	11,000,000	11,455,673
7.20%, due 11/15/33	5,000,000	5,220,035
Cerdia Finanz GmbH
9.375%, due 10/3/31 (a)	3,500,000	3,662,885
GPD Cos., Inc.
12.50%, due 12/31/29 (a)	25,737,855	22,391,934
Innophos Holdings, Inc.
11.50%, due 6/15/29 (a)	55,115,550	55,792,369
Inversion Escrow Issuer LLC
6.75%, due 8/1/32 (a)	21,775,000	21,517,234

	Principal Amount	Value
Corporate Bonds
Chemicals
Mativ Holdings, Inc.
8.00%, due 10/1/29 (a)	$ 8,750,000	$ 7,890,844
NOVA Chemicals Corp. (a)
5.25%, due 6/1/27	24,000,000	23,906,741
7.00%, due 12/1/31	8,385,000	8,753,122
8.50%, due 11/15/28	14,360,000	15,080,341
9.00%, due 2/15/30	22,710,000	24,402,849
Olympus Water US Holding Corp. (a)
7.125%, due 10/1/27	14,022,000	14,239,327
9.75%, due 11/15/28	32,000,000	33,546,400
SCIH Salt Holdings, Inc. (a)
4.875%, due 5/1/28	10,000,000	9,709,687
6.625%, due 5/1/29	3,500,000	3,460,023
SCIL IV LLC
5.375%, due 11/1/26 (a)	12,250,000	12,182,186
SK Invictus Intermediate II SARL
5.00%, due 10/30/29 (a)	44,380,000	43,142,974
		389,344,287
Coal 0.2%
Alliance Resource Operating Partners LP
8.625%, due 6/15/29 (a)	17,000,000	17,964,767
Coronado Finance Pty. Ltd.
9.25%, due 10/1/29 (a)	10,025,000	7,658,950
		25,623,717
Commercial Services 3.7%
Alta Equipment Group, Inc.
9.00%, due 6/1/29 (a)	7,435,000	7,050,930
Belron UK Finance plc
5.75%, due 10/15/29 (a)	13,360,000	13,485,384
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	31,724,000	30,324,367
4.875%, due 7/1/29	69,596,000	65,179,619
Dcli Bidco LLC
7.75%, due 11/15/29 (a)	23,880,000	24,375,104
GEO Group, Inc. (The)
8.625%, due 4/15/29	7,000,000	7,432,074
10.25%, due 4/15/31	15,250,000	16,766,261
Graham Holdings Co.
5.75%, due 6/1/26 (a)	43,445,000	43,423,482
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	9,605,000	9,927,110
Korn Ferry
4.625%, due 12/15/27 (a)	9,685,000	9,524,818
Matthews International Corp.
8.625%, due 10/1/27 (a)	12,100,000	12,582,137

	Principal Amount	Value
Corporate Bonds
Commercial Services
NES Fircroft Bondco A/S
Series Reg S
8.00%, due 9/30/29 (a)	$ 16,375,000	$ 16,327,420
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	34,929,000	34,056,070
OT Midco, Inc.
10.00%, due 2/15/30 (a)	23,155,000	18,870,862
Raven Acquisition Holdings LLC
6.875%, due 11/15/31 (a)	12,800,000	12,928,344
TriNet Group, Inc.
7.125%, due 8/15/31 (a)	14,800,000	15,229,881
United Rentals North America, Inc.
3.875%, due 2/15/31	8,885,000	8,290,242
4.875%, due 1/15/28	12,760,000	12,681,432
Williams Scotsman, Inc. (a)
4.625%, due 8/15/28	19,500,000	19,182,727
6.625%, due 6/15/29	14,250,000	14,603,585
6.625%, due 4/15/30	9,000,000	9,279,904
7.375%, due 10/1/31	10,515,000	10,976,850
		412,498,603
Computers 0.6%
Amentum Holdings, Inc.
7.25%, due 8/1/32 (a)	21,425,000	22,163,563
CACI International, Inc.
6.375%, due 6/15/33 (a)	14,150,000	14,468,955
Diebold Nixdorf, Inc.
7.75%, due 3/31/30 (a)	6,000,000	6,365,916
Gartner, Inc.
3.75%, due 10/1/30 (a)	5,000,000	4,679,306
McAfee Corp.
7.375%, due 2/15/30 (a)	19,385,000	17,973,561
		65,651,301
Cosmetics & Personal Care 1.1%
Edgewell Personal Care Co. (a)
4.125%, due 4/1/29	22,500,000	21,278,974
5.50%, due 6/1/28	20,505,000	20,350,812
Perrigo Finance Unlimited Co.
6.125%, due 9/30/32	19,545,000	19,749,558
Prestige Brands, Inc. (a)
3.75%, due 4/1/31	40,485,000	37,048,070
5.125%, due 1/15/28	26,880,000	26,655,899
		125,083,313
Distribution & Wholesale 0.7%
Dealer Tire LLC
8.00%, due 2/1/28 (a)	9,825,000	9,619,285

	Principal Amount	Value
Corporate Bonds
Distribution & Wholesale
Gates Corp.
6.875%, due 7/1/29 (a)	$ 5,000,000	$ 5,145,400
RB Global Holdings, Inc. (a)
6.75%, due 3/15/28	13,290,000	13,604,193
7.75%, due 3/15/31	28,245,000	29,600,534
Velocity Vehicle Group LLC
8.00%, due 6/1/29 (a)	17,000,000	17,200,889
		75,170,301
Diversified Financial Services 3.6%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (a)	29,250,000	30,054,053
Aretec Group, Inc. (a)
7.50%, due 4/1/29	19,867,000	19,867,695
10.00%, due 8/15/30	11,600,000	12,648,860
Cantor Fitzgerald LP
7.20%, due 12/12/28 (a)	5,000,000	5,311,282
Enact Holdings, Inc.
6.25%, due 5/28/29	5,750,000	5,940,943
Jane Street Group (a)
6.125%, due 11/1/32	47,310,000	46,939,293
6.75%, due 5/1/33	11,530,000	11,799,583
7.125%, due 4/30/31	58,500,000	60,420,288
Jefferies Finance LLC
5.00%, due 8/15/28 (a)	24,000,000	23,144,297
Osaic Holdings, Inc. (a)
6.75%, due 8/1/32	21,435,000	21,693,532
8.00%, due 8/1/33	7,550,000	7,672,375
10.75%, due 8/1/27	10,000,000	10,000,000
PennyMac Financial Services, Inc. (a)
4.25%, due 2/15/29	9,500,000	9,098,740
5.75%, due 9/15/31	7,000,000	6,849,329
6.875%, due 2/15/33	5,000,000	5,096,055
7.125%, due 11/15/30	17,000,000	17,523,566
Planet Financial Group LLC
10.50%, due 12/15/29 (a)	11,025,000	11,249,833
Provident Funding Associates LP
9.75%, due 9/15/29 (a)	5,860,000	6,132,402
Rocket Cos., Inc. (a)
6.125%, due 8/1/30	16,980,000	17,216,913
6.375%, due 8/1/33	7,455,000	7,603,975
Stonex Escrow Issuer LLC
6.875%, due 7/15/32 (a)	26,540,000	27,016,703
StoneX Group, Inc.
7.875%, due 3/1/31 (a)	37,305,000	39,190,619
		402,470,336

	Principal Amount	Value
Corporate Bonds
Electric 3.2%
Alpha Generation LLC
6.75%, due 10/15/32 (a)	$ 12,000,000	$ 12,279,876
Clearway Energy Operating LLC
4.75%, due 3/15/28 (a)	24,940,000	24,521,427
Edison International
Series A
5.375% (5 Year Treasury Constant Maturity Rate + 4.698%), due 3/9/26 (e)(f)	15,480,000	14,719,652
Keystone Power Pass-Through Holders LLC
13.00% (1.00% Cash and 12.00% PIK), due 6/1/28 (a)(c)(g)	5,295,739	5,188,059
Leeward Renewable Energy Operations LLC
4.25%, due 7/1/29 (a)	11,500,000	10,775,803
Lightning Power LLC
7.25%, due 8/15/32 (a)	36,665,000	38,332,084
NRG Energy, Inc. (a)
6.00%, due 2/1/33	10,000,000	10,027,130
6.25%, due 11/1/34	7,000,000	7,092,827
Pattern Energy Operations LP
4.50%, due 8/15/28 (a)	7,800,000	7,561,974
PG&E Corp.
5.00%, due 7/1/28	20,310,000	19,815,939
5.25%, due 7/1/30	15,000,000	14,388,087
Talen Energy Supply LLC
8.625%, due 6/1/30 (a)	55,045,000	58,494,670
TransAlta Corp.
7.75%, due 11/15/29	15,150,000	15,785,512
Vistra Corp. (a)(e)(f)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	10,280,000	10,380,364
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	35,500,000	36,235,418
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	10,650,000	11,065,851
XPLR Infrastructure Operating Partners LP (a)
3.875%, due 10/15/26	13,542,000	13,217,118
4.50%, due 9/15/27	9,450,000	9,148,370
8.375%, due 1/15/31	17,090,000	17,925,684
8.625%, due 3/15/33	14,190,000	15,029,679
		351,985,524
Electrical Components & Equipment 0.4%
EnerSys
6.625%, due 1/15/32 (a)	10,000,000	10,276,540
WESCO Distribution, Inc. (a)
6.375%, due 3/15/29	7,500,000	7,692,698
6.375%, due 3/15/33	7,300,000	7,473,448
6.625%, due 3/15/32	19,720,000	20,347,293
		45,789,979

	Principal Amount	Value
Corporate Bonds
Electronics 0.1%
Sensata Technologies BV
5.875%, due 9/1/30 (a)	$ 12,000,000	$ 12,009,684
Engineering & Construction 0.9%
AECOM
6.00%, due 8/1/33 (a)	23,480,000	23,670,892
Arcosa, Inc.
6.875%, due 8/15/32 (a)	23,360,000	24,132,071
Artera Services LLC
8.50%, due 2/15/31 (a)	19,380,000	16,049,406
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	14,928,000	14,139,790
Weekley Homes LLC
4.875%, due 9/15/28 (a)	21,580,000	20,765,297
		98,757,456
Entertainment 4.1%
Affinity Interactive
6.875%, due 12/15/27 (a)	10,965,000	6,041,934
Boyne USA, Inc.
4.75%, due 5/15/29 (a)	20,480,000	19,846,314
Brightstar Lottery plc
6.25%, due 1/15/27 (a)	15,000,000	15,152,814
Caesars Entertainment, Inc. (a)
6.00%, due 10/15/32	35,475,000	34,239,952
6.50%, due 2/15/32	9,000,000	9,178,347
7.00%, due 2/15/30	19,750,000	20,372,757
CCM Merger, Inc.
6.375%, due 5/1/26 (a)	5,000,000	4,998,490
Churchill Downs, Inc. (a)
4.75%, due 1/15/28	51,025,000	50,324,932
5.50%, due 4/1/27	40,174,000	40,120,573
5.75%, due 4/1/30	27,000,000	26,933,318
6.75%, due 5/1/31	12,800,000	13,069,146
Flutter Treasury DAC
5.875%, due 6/4/31 (a)	5,000,000	5,032,975
Jacobs Entertainment, Inc. (a)
6.75%, due 2/15/29	26,374,000	25,714,650
6.75%, due 2/15/29	8,775,000	8,533,687
Light & Wonder International, Inc. (a)
7.25%, due 11/15/29	15,665,000	16,086,326
7.50%, due 9/1/31	18,000,000	18,761,130
Live Nation Entertainment, Inc. (a)
4.75%, due 10/15/27	12,000,000	11,814,500
6.50%, due 5/15/27	39,280,000	39,728,185
Merlin Entertainments Group US Holdings, Inc.
7.375%, due 2/15/31 (a)	10,750,000	9,384,869

	Principal Amount	Value
Corporate Bonds
Entertainment
Motion Bondco DAC
6.625%, due 11/15/27 (a)	$ 20,500,000	$ 19,450,671
Motion Finco SARL
8.375%, due 2/15/32 (a)	14,785,000	13,063,573
Rivers Enterprise Borrower LLC
6.625%, due 2/1/33 (a)	18,600,000	18,779,044
Voyager Parent LLC
9.25%, due 7/1/32 (a)	26,325,000	27,847,743
		454,475,930
Environmental Control 0.1%
Waste Pro USA, Inc.
7.00%, due 2/1/33 (a)	12,000,000	12,450,756
Food 1.7%
C&S Group Enterprises LLC
5.00%, due 12/15/28 (a)	4,000,000	3,577,083
Chobani Holdco II LLC
8.75% (8.75% Cash or 9.50% PIK), due 10/1/29 (a)(c)	27,174,273	28,271,721
Chobani LLC
7.625%, due 7/1/29 (a)	21,750,000	22,660,781
Land O'Lakes Capital Trust I
7.45%, due 3/15/28 (a)	19,509,000	19,410,462
Performance Food Group, Inc. (a)
4.25%, due 8/1/29	19,000,000	18,267,259
5.50%, due 10/15/27	5,000,000	4,992,311
6.125%, due 9/15/32	13,250,000	13,455,203
Post Holdings, Inc. (a)
5.50%, due 12/15/29	5,000,000	4,956,659
6.25%, due 10/15/34	3,000,000	3,003,759
6.375%, due 3/1/33	5,000,000	4,996,230
Simmons Foods, Inc.
4.625%, due 3/1/29 (a)	46,335,000	43,847,636
United Natural Foods, Inc.
6.75%, due 10/15/28 (a)	27,018,000	26,903,819
		194,342,923
Forest Products & Paper 0.7%
Mercer International, Inc.
5.125%, due 2/1/29	65,050,000	52,400,533
12.875%, due 10/1/28 (a)	26,875,000	27,106,313
		79,506,846
Gas 0.1%
AltaGas Ltd.
7.20% (5 Year Treasury Constant Maturity Rate + 3.573%), due 10/15/54 (a)(e)	13,750,000	13,855,366

	Principal Amount	Value
Corporate Bonds
Healthcare-Products 1.6%
Bausch + Lomb Corp.
8.375%, due 10/1/28 (a)	$ 31,040,000	$ 32,362,304
Hologic, Inc. (a)
3.25%, due 2/15/29	38,100,000	36,079,191
4.625%, due 2/1/28	10,205,000	10,052,998
Neogen Food Safety Corp.
8.625%, due 7/20/30 (a)	17,250,000	17,433,540
Teleflex, Inc.
4.25%, due 6/1/28 (a)	38,960,000	37,730,083
Varex Imaging Corp.
7.875%, due 10/15/27 (a)	40,202,000	40,787,422
		174,445,538
Healthcare-Services 3.1%
Acadia Healthcare Co., Inc. (a)
5.00%, due 4/15/29	10,000,000	9,662,906
5.50%, due 7/1/28	9,340,000	9,220,881
CHS/Community Health Systems, Inc.
9.75%, due 1/15/34 (a)(h)	8,170,000	8,222,195
DaVita, Inc. (a)
3.75%, due 2/15/31	18,035,000	16,355,206
4.625%, due 6/1/30	13,490,000	12,864,159
Encompass Health Corp.
4.50%, due 2/1/28	23,970,000	23,567,999
4.625%, due 4/1/31	9,200,000	8,786,809
4.75%, due 2/1/30	23,300,000	22,774,529
Fortrea Holdings, Inc.
7.50%, due 7/1/30 (a)	9,380,000	8,576,101
HCA, Inc.
7.50%, due 11/6/33	31,500,000	35,722,293
IQVIA, Inc. (a)
5.00%, due 10/15/26	29,113,000	29,041,573
5.00%, due 5/15/27	5,000,000	4,971,262
6.25%, due 6/1/32	39,350,000	40,351,654
6.50%, due 5/15/30	6,000,000	6,186,210
LifePoint Health, Inc. (a)
5.375%, due 1/15/29	20,278,000	19,061,320
8.375%, due 2/15/32	20,120,000	21,405,552
10.00%, due 6/1/32	27,175,000	28,211,292
11.00%, due 10/15/30	22,800,000	25,059,366
Tenet Healthcare Corp.
6.125%, due 6/15/30	9,600,000	9,686,678
6.75%, due 5/15/31	10,000,000	10,289,500
		350,017,485

	Principal Amount	Value
Corporate Bonds
Holding Companies-Diversified 0.5%
Stena International SA (a)
7.25%, due 1/15/31	$ 27,285,000	$ 27,726,335
7.625%, due 2/15/31	30,250,000	31,090,410
		58,816,745
Home Builders 1.4%
Brookfield Residential Properties, Inc.
6.25%, due 9/15/27 (a)	15,860,000	15,828,729
Century Communities, Inc.
3.875%, due 8/15/29 (a)	12,795,000	11,794,989
6.75%, due 6/1/27	26,205,000	26,221,562
Installed Building Products, Inc.
5.75%, due 2/1/28 (a)	26,930,000	26,855,350
M/I Homes, Inc.
3.95%, due 2/15/30	4,000,000	3,706,088
4.95%, due 2/1/28	7,500,000	7,425,750
Shea Homes LP
4.75%, due 2/15/28	26,925,000	26,280,415
4.75%, due 4/1/29	6,250,000	6,048,463
STL Holding Co. LLC
8.75%, due 2/15/29 (a)	12,500,000	12,977,925
Winnebago Industries, Inc.
6.25%, due 7/15/28 (a)	17,777,000	17,651,027
		154,790,298
Household Products & Wares 0.2%
Central Garden & Pet Co.
4.125%, due 10/15/30	15,620,000	14,678,912
4.125%, due 4/30/31 (a)	14,875,000	13,777,015
		28,455,927
Housewares 1.1%
CD&R Smokey Buyer, Inc.
9.50%, due 10/15/29 (a)	3,200,000	2,656,000
Newell Brands, Inc.
6.375%, due 5/15/30	29,000,000	28,102,145
6.625%, due 5/15/32	12,750,000	12,193,189
8.50%, due 6/1/28 (a)	12,930,000	13,549,005
Scotts Miracle-Gro Co. (The)
4.00%, due 4/1/31	27,461,000	25,068,359
4.375%, due 2/1/32	19,465,000	17,685,537
4.50%, due 10/15/29	26,750,000	25,631,443
		124,885,678
Insurance 1.0%
Baldwin Insurance Group Holdings LLC
7.125%, due 5/15/31 (a)	11,000,000	11,357,115
BroadStreet Partners, Inc.
5.875%, due 4/15/29 (a)	8,500,000	8,442,797

	Principal Amount	Value
Corporate Bonds
Insurance
Fairfax Financial Holdings Ltd.
8.30%, due 4/15/26	$ 5,435,000	$ 5,569,220
HUB International Ltd.
7.25%, due 6/15/30 (a)	8,000,000	8,339,488
MGIC Investment Corp.
5.25%, due 8/15/28	23,857,000	23,802,613
NMI Holdings, Inc.
6.00%, due 8/15/29	5,675,000	5,788,211
Panther Escrow Issuer LLC
7.125%, due 6/1/31 (a)	15,000,000	15,511,461
Ryan Specialty LLC
5.875%, due 8/1/32 (a)	19,710,000	19,764,478
USI, Inc.
7.50%, due 1/15/32 (a)	10,000,000	10,558,070
		109,133,453
Internet 0.7%
Cars.com, Inc.
6.375%, due 11/1/28 (a)	25,000,000	24,948,135
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	4,910,000	4,914,698
Gen Digital, Inc. (a)
6.25%, due 4/1/33	6,500,000	6,626,607
6.75%, due 9/30/27	10,000,000	10,164,299
7.125%, due 9/30/30	8,000,000	8,267,696
Go Daddy Operating Co. LLC
3.50%, due 3/1/29 (a)	4,500,000	4,223,675
Netflix, Inc.
5.875%, due 11/15/28	17,500,000	18,351,582
		77,496,692
Investment Companies 0.4%
Ares Capital Corp.
5.50%, due 9/1/30	11,170,000	11,150,073
Compass Group Diversified Holdings LLC
5.25%, due 4/15/29 (a)	25,400,000	23,595,942
Icahn Enterprises LP
6.25%, due 5/15/26	7,662,000	7,612,614
10.00%, due 11/15/29 (a)	2,000,000	2,024,852
		44,383,481
Iron & Steel 1.6%
Allegheny Ludlum LLC
6.95%, due 12/15/25	22,688,000	22,763,596
Big River Steel LLC
6.625%, due 1/31/29 (a)	41,082,000	41,076,655
Mineral Resources Ltd. (a)
8.00%, due 11/1/27	5,465,000	5,555,573
8.125%, due 5/1/27	55,745,000	55,909,169

	Principal Amount	Value
Corporate Bonds
Iron & Steel
Mineral Resources Ltd. (a)
8.50%, due 5/1/30	$ 24,729,000	$ 25,313,539
9.25%, due 10/1/28	27,835,000	29,091,812
		179,710,344
Leisure Time 0.5%
Carnival Corp. (a)
5.75%, due 3/1/27	4,818,000	4,866,058
5.75%, due 8/1/32	23,630,000	23,789,975
6.00%, due 5/1/29	2,000,000	2,017,736
7.00%, due 8/15/29	5,000,000	5,254,315
MajorDrive Holdings IV LLC
6.375%, due 6/1/29 (a)	14,135,000	11,659,423
Royal Caribbean Cruises Ltd.
5.50%, due 4/1/28 (a)	5,000,000	5,056,190
		52,643,697
Lodging 2.0%
Boyd Gaming Corp.
4.75%, due 12/1/27	39,340,000	38,979,213
4.75%, due 6/15/31 (a)	51,375,000	48,934,505
Hilton Domestic Operating Co., Inc.
4.00%, due 5/1/31 (a)	38,340,000	35,774,314
4.875%, due 1/15/30	41,960,000	41,383,902
5.75%, due 5/1/28 (a)	12,500,000	12,495,656
5.75%, due 9/15/33 (a)	12,425,000	12,436,804
5.875%, due 3/15/33 (a)	33,000,000	33,247,632
		223,252,026
Machinery—Construction & Mining 0.3%
Terex Corp.
5.00%, due 5/15/29 (a)	10,250,000	10,004,738
Vertiv Group Corp.
4.125%, due 11/15/28 (a)	28,856,000	28,062,307
		38,067,045
Machinery-Diversified 1.0%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(i)(j)	9,200,000	—
Chart Industries, Inc.
7.50%, due 1/1/30 (a)	12,000,000	12,570,372
Maxim Crane Works Holdings Capital LLC
11.50%, due 9/1/28 (a)	16,750,000	17,747,445
Regal Rexnord Corp.
6.05%, due 2/15/26	7,250,000	7,245,905
6.05%, due 4/15/28	7,000,000	7,211,080
6.30%, due 2/15/30	4,000,000	4,187,172
6.40%, due 4/15/33	7,000,000	7,399,408

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (a)	$ 53,221,000	$ 52,982,948
		109,344,330
Media 5.9%
Block Communications, Inc.
4.875%, due 3/1/28 (a)	14,445,000	13,544,399
Cable One, Inc.
4.00%, due 11/15/30 (a)	16,245,000	12,509,284
CCO Holdings LLC
4.25%, due 2/1/31 (a)	30,440,000	27,803,981
4.25%, due 1/15/34 (a)	23,750,000	20,464,241
4.50%, due 8/15/30 (a)	27,500,000	25,729,555
4.50%, due 5/1/32	58,000,000	52,627,135
4.75%, due 3/1/30 (a)	31,835,000	30,249,417
5.00%, due 2/1/28 (a)	24,000,000	23,550,747
5.125%, due 5/1/27 (a)	32,000,000	31,738,028
5.375%, due 6/1/29 (a)	12,495,000	12,272,345
CSC Holdings LLC (a)
5.50%, due 4/15/27	15,250,000	14,760,751
5.75%, due 1/15/30	20,500,000	10,107,271
6.50%, due 2/1/29	21,630,000	17,089,355
7.50%, due 4/1/28	11,650,000	9,411,284
11.25%, due 5/15/28	16,155,000	16,239,103
11.75%, due 1/31/29	18,750,000	17,538,544
Directv Financing LLC
5.875%, due 8/15/27 (a)	37,190,000	36,985,585
Gray Media, Inc. (a)
7.25%, due 8/15/33	10,750,000	10,693,461
9.625%, due 7/15/32	19,775,000	19,948,453
10.50%, due 7/15/29	10,450,000	11,308,984
LCPR Senior Secured Financing DAC (a)
5.125%, due 7/15/29	14,385,000	9,777,975
6.75%, due 10/15/27	64,752,000	49,697,160
Midcontinent Communications
8.00%, due 8/15/32 (a)	8,500,000	8,968,792
News Corp. (a)
3.875%, due 5/15/29	32,380,000	30,916,136
5.125%, due 2/15/32	14,695,000	14,322,445
Scripps Escrow II, Inc.
3.875%, due 1/15/29 (a)	9,425,000	8,367,275
Sinclair Television Group, Inc.
8.125%, due 2/15/33 (a)	22,700,000	23,154,215
Sirius XM Radio LLC (a)
5.00%, due 8/1/27	9,425,000	9,322,478
5.50%, due 7/1/29	8,140,000	8,038,822
TEGNA, Inc.
4.625%, due 3/15/28	5,000,000	4,853,583

	Principal Amount	Value
Corporate Bonds
Media
TEGNA, Inc.
5.00%, due 9/15/29	$ 2,395,000	$ 2,302,160
Univision Communications, Inc.
9.375%, due 8/1/32 (a)	15,500,000	16,082,814
Virgin Media Finance plc
5.00%, due 7/15/30 (a)	27,500,000	24,789,410
Virgin Media Secured Finance plc
5.50%, due 5/15/29 (a)	15,750,000	15,396,398
Ziggo BV
4.875%, due 1/15/30 (a)	14,000,000	12,932,794
		653,494,380
Metal Fabricate & Hardware 0.5%
Advanced Drainage Systems, Inc. (a)
5.00%, due 9/30/27	18,315,000	18,124,456
6.375%, due 6/15/30	14,615,000	14,835,854
Park-Ohio Industries, Inc.
8.50%, due 8/1/30 (a)	12,700,000	12,192,254
Vallourec SACA
7.50%, due 4/15/32 (a)	11,000,000	11,645,513
		56,798,077
Mining 2.0%
Alcoa Nederland Holding BV
7.125%, due 3/15/31 (a)	18,500,000	19,287,619
Alumina Pty. Ltd. (a)
6.125%, due 3/15/30	10,000,000	10,110,280
6.375%, due 9/15/32	17,070,000	17,308,673
Century Aluminum Co. (a)
6.875%, due 8/1/32	20,790,000	21,005,497
7.50%, due 4/1/28	39,080,000	39,802,276
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	1,774,000	1,772,359
8.00%, due 7/1/30	15,735,000	16,301,976
Eldorado Gold Corp.
6.25%, due 9/1/29 (a)	24,350,000	24,332,013
First Quantum Minerals Ltd. (a)
6.875%, due 10/15/27	10,481,000	10,498,608
8.625%, due 6/1/31	8,500,000	8,850,659
9.375%, due 3/1/29	16,000,000	16,955,376
IAMGOLD Corp.
5.75%, due 10/15/28 (a)	43,085,000	42,610,126
		228,835,462
Miscellaneous—Manufacturing 1.0%
Amsted Industries, Inc. (a)
4.625%, due 5/15/30	13,090,000	12,536,275
6.375%, due 3/15/33	10,790,000	10,962,198

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing
Calderys Financing II LLC
11.75% (11.75% Cash or 12.50% PIK), due 6/1/28 (a)(c)	$ 25,750,000	$ 26,533,495
Calderys Financing LLC
11.25%, due 6/1/28 (a)	13,900,000	14,685,721
Enpro, Inc.
6.125%, due 6/1/33 (a)	9,000,000	9,079,884
LSB Industries, Inc.
6.25%, due 10/15/28 (a)	19,155,000	18,829,865
Trinity Industries, Inc.
7.75%, due 7/15/28 (a)	18,775,000	19,546,955
		112,174,393
Office Furnishings 0.1%
Interface, Inc.
5.50%, due 12/1/28 (a)	11,952,000	11,780,084
Oil & Gas 6.3%
Ascent Resources Utica Holdings LLC (a)
6.625%, due 10/15/32	9,250,000	9,409,165
9.00%, due 11/1/27	11,295,000	13,715,970
California Resources Corp.
7.125%, due 2/1/26 (a)	2,024,000	2,023,966
Chevron USA, Inc.
3.85%, due 1/15/28	5,560,000	5,535,394
Chord Energy Corp.
6.75%, due 3/15/33 (a)	7,500,000	7,650,169
Comstock Resources, Inc. (a)
6.75%, due 3/1/29	14,790,000	14,622,857
6.75%, due 3/1/29	14,000,000	13,751,825
Constellation Oil Services Holding SA
9.375%, due 11/7/29 (a)	12,200,000	12,497,314
Crescent Energy Finance LLC
7.625%, due 4/1/32 (a)	10,000,000	9,772,079
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	29,285,000	30,522,086
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (a)	36,399,000	37,172,479
EQT Corp.
7.50%, due 6/1/27 (a)	5,000,000	5,089,187
Gulfport Energy Operating Corp.
6.75%, due 9/1/29 (a)	13,955,000	14,181,889
Hilcorp Energy I LP (a)
5.75%, due 2/1/29	6,000,000	5,893,713
6.00%, due 2/1/31	12,845,000	12,373,229
6.25%, due 4/15/32	4,000,000	3,839,923
Matador Resources Co. (a)
6.25%, due 4/15/33	16,680,000	16,524,664
6.50%, due 4/15/32	11,250,000	11,283,187

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Matador Resources Co. (a)
6.875%, due 4/15/28	$ 6,100,000	$ 6,199,885
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	16,350,000	15,959,904
Murphy Oil Corp.
6.00%, due 10/1/32	10,500,000	10,076,138
Noble Finance II LLC
8.00%, due 4/15/30 (a)	38,500,000	39,268,729
Occidental Petroleum Corp.
6.45%, due 9/15/36	6,850,000	6,971,505
7.15%, due 5/15/28	4,000,000	4,225,040
Parkland Corp. (a)
4.50%, due 10/1/29	25,035,000	24,120,008
4.625%, due 5/1/30	18,195,000	17,448,545
5.875%, due 7/15/27	16,025,000	16,038,625
Parkland Corp. Escrow Claim Shares (g)(i)
4.50%, due 10/1/29	25,035,000	—
4.625%, due 5/1/30	18,195,000	—
5.875%, due 7/15/27	16,025,000	—
PBF Holding Co. LLC
9.875%, due 3/15/30 (a)	10,200,000	10,110,312
Permian Resources Operating LLC (a)
5.375%, due 1/15/26	18,867,000	18,835,290
5.875%, due 7/1/29	7,000,000	7,004,277
Range Resources Corp.
4.75%, due 2/15/30 (a)	5,000,000	4,860,321
8.25%, due 1/15/29	1,000,000	1,025,331
Seadrill Finance Ltd.
8.375%, due 8/1/30 (a)	18,565,000	18,964,203
SM Energy Co.
6.625%, due 1/15/27	5,150,000	5,138,568
6.75%, due 8/1/29 (a)	12,750,000	12,760,072
7.00%, due 8/1/32 (a)	7,000,000	6,931,549
Sunoco LP
6.00%, due 4/15/27	18,965,000	18,952,396
Talos Production, Inc. (a)
9.00%, due 2/1/29	24,000,000	24,597,528
9.375%, due 2/1/31	29,745,000	30,331,393
TGNR Intermediate Holdings LLC
5.50%, due 10/15/29 (a)	40,500,000	39,451,759
Transocean Aquila Ltd.
8.00%, due 9/30/28 (a)	9,784,616	9,908,322
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (a)	28,200,375	28,180,074
Transocean, Inc.
8.75%, due 2/15/30 (a)	40,660,000	42,155,028
Vital Energy, Inc. (a)
7.75%, due 7/31/29	23,958,000	21,799,243

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Vital Energy, Inc. (a)
7.875%, due 4/15/32	$ 16,800,000	$ 14,745,552
Wildfire Intermediate Holdings LLC
7.50%, due 10/15/29 (a)	20,055,000	19,955,544
		701,874,237
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (a)	37,250,000	37,338,171
Nine Energy Service, Inc.
13.00%, due 2/1/28	30,200,000	14,260,440
Oceaneering International, Inc.
6.00%, due 2/1/28	10,600,000	10,661,565
Tidewater, Inc.
9.125%, due 7/15/30 (a)	22,275,000	23,361,904
Weatherford International Ltd.
8.625%, due 4/30/30 (a)	15,370,000	15,789,785
		101,411,865
Packaging & Containers 0.2%
Cascades USA, Inc.
5.375%, due 1/15/28 (a)	18,500,000	18,089,444
Trivium Packaging Finance BV
8.25%, due 7/15/30 (a)	3,225,000	3,396,054
		21,485,498
Pharmaceuticals 2.4%
1261229 BC Ltd.
10.00%, due 4/15/32 (a)	21,045,000	21,425,680
180 Medical, Inc.
3.875%, due 10/15/29 (a)	18,575,000	17,585,952
Bausch Health Cos., Inc. (a)
11.00%, due 9/30/28	38,122,000	39,170,355
14.00%, due 10/15/30	1,974,000	1,782,937
BellRing Brands, Inc.
7.00%, due 3/15/30 (a)	27,081,000	28,094,236
Endo Finance Holdings, Inc.
8.50%, due 4/15/31 (a)	42,950,000	45,691,584
Jazz Securities DAC
4.375%, due 1/15/29 (a)	59,385,000	57,447,648
Organon & Co. (a)
4.125%, due 4/30/28	34,520,000	32,673,501
5.125%, due 4/30/31	26,870,000	23,245,656
Par Pharmaceutical, Inc. Escrow Claim Shares
(zero coupon), due 4/1/27 (g)(i)	62,797,000	—
		267,117,549

	Principal Amount	Value
Corporate Bonds
Pipelines 4.9%
Antero Midstream Partners LP (a)
5.75%, due 3/1/27	$ 15,310,000	$ 15,316,451
5.75%, due 1/15/28	14,995,000	14,971,893
Buckeye Partners LP (a)
6.75%, due 2/1/30	7,500,000	7,764,398
6.875%, due 7/1/29	17,708,000	18,228,509
DT Midstream, Inc.
4.375%, due 6/15/31 (a)	4,875,000	4,640,033
Energy Transfer LP
4.40%, due 3/15/27	14,700,000	14,651,836
4.95%, due 5/15/28	16,000,000	16,189,553
Excelerate Energy LP
8.00%, due 5/15/30 (a)	27,125,000	28,395,860
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (a)	33,465,000	34,389,671
Genesis Energy LP
7.75%, due 2/1/28	27,165,000	27,436,270
Global Partners LP
6.875%, due 1/15/29	2,000,000	2,020,508
7.125%, due 7/1/33 (a)	4,585,000	4,656,095
Harvest Midstream I LP (a)
7.50%, due 9/1/28	26,675,000	26,999,661
7.50%, due 5/15/32	6,000,000	6,236,604
Hess Midstream Operations LP (a)
5.50%, due 10/15/30	11,450,000	11,499,808
5.875%, due 3/1/28	10,000,000	10,164,620
6.50%, due 6/1/29	7,500,000	7,725,758
ITT Holdings LLC
6.50%, due 8/1/29 (a)	27,870,000	26,546,420
New Fortress Energy, Inc.
6.50%, due 9/30/26 (a)	4,375,000	1,530,791
NuStar Logistics LP
6.00%, due 6/1/26	16,000,000	16,050,336
Plains All American Pipeline LP
Series B
8.698% (3 Month SOFR + 4.372%), due 11/15/2173 (e)(f)	45,303,000	45,328,596
Prairie Acquiror LP
9.00%, due 8/1/29 (a)	21,250,000	22,010,516
Rockies Express Pipeline LLC (a)
4.80%, due 5/15/30	2,500,000	2,404,961
4.95%, due 7/15/29	8,250,000	8,088,826
South Bow Canadian Infrastructure Holdings Ltd.
7.625% (5 Year Treasury Constant Maturity Rate + 3.949%), due 3/1/55 (a)(e)	10,000,000	10,327,857
Tallgrass Energy Partners LP (a)
5.50%, due 1/15/28	12,500,000	12,387,752
6.00%, due 3/1/27	19,000,000	18,937,486
7.375%, due 2/15/29	29,250,000	30,011,143

	Principal Amount	Value
Corporate Bonds
Pipelines
TransMontaigne Partners LLC
8.50%, due 6/15/30 (a)	$ 14,490,000	$ 15,146,948
Venture Global LNG, Inc. (a)
8.125%, due 6/1/28	14,110,000	14,608,274
9.50%, due 2/1/29	16,865,000	18,392,615
Venture Global Plaquemines LNG LLC (a)
6.50%, due 1/15/34	19,815,000	20,384,702
6.75%, due 1/15/36	9,495,000	9,767,559
7.50%, due 5/1/33	1,500,000	1,619,915
Western Midstream Operating LP
4.65%, due 7/1/26	5,000,000	4,992,997
4.75%, due 8/15/28	12,000,000	11,959,086
		541,784,308
Real Estate Investment Trusts 1.8%
Blackstone Mortgage Trust, Inc.
7.75%, due 12/1/29 (a)	11,100,000	11,733,666
CTR Partnership LP
3.875%, due 6/30/28 (a)	11,000,000	10,612,839
GLP Capital LP
5.375%, due 4/15/26	5,620,000	5,621,635
MPT Operating Partnership LP
4.625%, due 8/1/29	11,485,000	8,730,091
5.00%, due 10/15/27	20,640,000	18,935,198
8.50%, due 2/15/32 (a)	13,250,000	13,772,116
RHP Hotel Properties LP
4.50%, due 2/15/29 (a)	10,000,000	9,725,401
4.75%, due 10/15/27	28,050,000	27,747,949
6.50%, due 4/1/32 (a)	13,000,000	13,275,015
6.50%, due 6/15/33 (a)	10,460,000	10,711,856
7.25%, due 7/15/28 (a)	8,660,000	8,930,504
Uniti Group LP (a)
4.75%, due 4/15/28	15,610,000	15,127,888
6.50%, due 2/15/29	24,575,000	23,906,990
10.50%, due 2/15/28	16,472,000	17,408,911
		196,240,059
Retail 5.7%
1011778 B.C. Unlimited Liability Co. (a)
3.875%, due 1/15/28	22,685,000	21,880,679
4.00%, due 10/15/30	55,052,000	51,006,355
5.625%, due 9/15/29	11,000,000	11,065,648
6.125%, due 6/15/29	19,500,000	19,930,424
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	23,137,000	22,752,280
4.75%, due 3/1/30	18,525,000	17,791,801
5.00%, due 2/15/32 (a)	14,110,000	13,346,681

	Principal Amount	Value
Corporate Bonds
Retail
CEC Entertainment LLC
6.75%, due 5/1/26 (a)	$ 17,640,000	$ 17,511,078
Cougar JV Subsidiary LLC
8.00%, due 5/15/32 (a)	9,250,000	9,783,161
Group 1 Automotive, Inc. (a)
4.00%, due 8/15/28	9,500,000	9,159,625
6.375%, due 1/15/30	4,535,000	4,619,188
Ken Garff Automotive LLC
4.875%, due 9/15/28 (a)	31,855,000	31,018,335
KFC Holding Co.
4.75%, due 6/1/27 (a)	18,287,000	18,196,124
LCM Investments Holdings II LLC (a)
4.875%, due 5/1/29	48,000,000	46,647,418
8.25%, due 8/1/31	17,300,000	18,291,636
Murphy Oil USA, Inc.
4.75%, due 9/15/29	7,500,000	7,333,190
5.625%, due 5/1/27	16,817,000	16,795,765
Papa John's International, Inc.
3.875%, due 9/15/29 (a)	21,634,000	20,592,937
Patrick Industries, Inc.
4.75%, due 5/1/29 (a)	2,500,000	2,420,630
PetSmart, Inc. (a)
4.75%, due 2/15/28	11,500,000	11,285,281
7.75%, due 2/15/29	30,078,000	29,433,807
QXO Building Products, Inc.
6.75%, due 4/30/32 (a)	14,000,000	14,416,836
Saks Global Enterprises LLC
11.00%, due 12/15/29 (a)	81,841,000	41,738,910
SGUS LLC
11.00%, due 12/15/29 (a)	24,349,203	23,131,743
Sonic Automotive, Inc. (a)
4.625%, due 11/15/29	2,000,000	1,923,426
4.875%, due 11/15/31	13,870,000	13,072,322
Yum! Brands, Inc.
3.625%, due 3/15/31	40,870,000	37,670,733
4.625%, due 1/31/32	46,500,000	44,514,050
4.75%, due 1/15/30 (a)	23,935,000	23,590,781
5.375%, due 4/1/32	30,000,000	29,837,559
		630,758,403
Software 2.9%
Camelot Finance SA
4.50%, due 11/1/26 (a)	5,596,000	5,522,938
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	34,105,000	34,442,128
8.25%, due 6/30/32	6,000,000	6,388,986
9.00%, due 9/30/29	12,880,000	13,329,010

	Principal Amount	Value
Corporate Bonds
Software
Dun & Bradstreet Corp. (The)
5.00%, due 12/15/29 (a)	$ 6,500,000	$ 6,648,770
Fair Isaac Corp. (a)
5.25%, due 5/15/26	11,250,000	11,231,553
6.00%, due 5/15/33	23,300,000	23,409,407
MSCI, Inc. (a)
3.625%, due 9/1/30	12,900,000	12,099,596
3.875%, due 2/15/31	8,000,000	7,508,614
4.00%, due 11/15/29	3,310,000	3,196,617
Open Text Corp. (a)
3.875%, due 2/15/28	20,685,000	19,909,508
6.90%, due 12/1/27	11,340,000	11,708,732
Open Text Holdings, Inc. (a)
4.125%, due 2/15/30	37,897,000	35,521,127
4.125%, due 12/1/31	9,000,000	8,190,460
PTC, Inc.
4.00%, due 2/15/28 (a)	36,369,000	35,437,573
SS&C Technologies, Inc. (a)
5.50%, due 9/30/27	27,745,000	27,751,040
6.50%, due 6/1/32	17,980,000	18,487,719
UKG, Inc.
6.875%, due 2/1/31 (a)	43,600,000	44,762,594
		325,546,372
Telecommunications 2.0%
Connect Finco SARL
9.00%, due 9/15/29 (a)	6,250,000	6,311,319
EchoStar Corp.
6.75% (6.75% PIK), due 11/30/30 (c)	10,371,250	9,704,249
10.75%, due 11/30/29	18,770,000	19,778,887
Frontier Communications Holdings LLC (a)
5.00%, due 5/1/28	8,000,000	7,989,934
5.875%, due 10/15/27	7,500,000	7,501,358
8.625%, due 3/15/31	23,090,000	24,461,492
Iliad Holding SASU (a)
7.00%, due 4/15/32	10,780,000	11,064,470
8.50%, due 4/15/31	5,500,000	5,899,745
Rogers Communications, Inc. (e)
5.25% (5 Year Treasury Constant Maturity Rate + 3.59%), due 3/15/82 (a)	7,000,000	6,900,717
Series NC5
7.00% (5 Year Treasury Constant Maturity Rate + 2.653%), due 4/15/55	5,000,000	5,111,857
7.125% (5 Year Treasury Constant Maturity Rate + 2.62%), due 4/15/55	11,750,000	12,023,813
Sprint Capital Corp.
6.875%, due 11/15/28	37,920,000	40,540,146
T-Mobile USA, Inc.
5.375%, due 4/15/27	19,000,000	18,977,802
Vmed O2 UK Financing I plc
7.75%, due 4/15/32 (a)	7,500,000	7,812,788

	Principal Amount	Value
Corporate Bonds
Telecommunications
Windstream Services LLC
8.25%, due 10/1/31 (a)	$ 33,000,000	$ 34,547,370
		218,625,947
Toys, Games & Hobbies 0.1%
Mattel, Inc.
5.875%, due 12/15/27 (a)	7,000,000	7,016,268
Transportation 1.3%
Beacon Mobility Corp.
7.25%, due 8/1/30 (a)	5,000,000	5,094,577
Clue Opco LLC
9.50%, due 10/15/31 (a)	15,280,000	16,202,469
Seaspan Corp.
5.50%, due 8/1/29 (a)	24,865,000	23,677,249
Star Leasing Co. LLC
7.625%, due 2/15/30 (a)	52,660,000	51,941,528
Watco Cos. LLC
7.125%, due 8/1/32 (a)	44,065,000	45,715,454
		142,631,277
Total Corporate Bonds (Cost $9,724,664,464)		9,656,440,176
Foreign Government Bond 0.0% ‡
France 0.0% ‡
Electricite de France SA
9.125% (5 Year Treasury Constant Maturity Rate + 5.411%), due 3/15/33 (a)(e)(f)	3,325,000	3,810,034
Total Foreign Government Bond (Cost $3,801,164)		3,810,034
Loan Assignments 7.4%
Aerospace & Defense 0.1%
Chromalloy Corp.
First Lien Term Loan
8.042% (3 Month SOFR + 3.75%), due 3/27/31 (e)	15,000,000	15,037,500
Automobile 0.4%
Belron Finance 2019 LLC
First Lien 2031 Dollar Incremental Term Loan
7.049% (3 Month SOFR + 2.75%), due 10/16/31 (e)	11,910,000	11,936,059
Clarios Global LP
First Lien Amendment No. 6 Dollar Term Loan
7.106% (1 Month SOFR + 2.75%), due 1/28/32 (e)	12,900,000	12,905,379

	Principal Amount	Value
Loan Assignments
Automobile
Tenneco, Inc.
First Lien Term Loan B 9.396% - 9.422%
(3 Month SOFR + 5.00%), due 11/17/28 (e)	$ 20,550,000	$ 20,274,774
		45,116,212
Beverage, Food & Tobacco 0.2%
B&G Foods, Inc.
First Lien Tranche Term Loan B5
7.856% (1 Month SOFR + 3.50%), due 10/10/29 (e)	12,233,704	11,285,592
Clover Holdings 2 LLC
First Lien Initial Floating Rate Term Loan
8.057% (3 Month SOFR + 4.00%), due 12/9/31 (e)	12,967,500	12,955,337
		24,240,929
Broadcasting & Entertainment 0.0% ‡
Gray Media, Inc.
First Lien Term Loan D
7.443% (1 Month SOFR + 3.00%), due 12/1/28 (e)	4,008,600	3,995,716
Gray Television, Inc.
First Lien Term Loan B
9.579% (1 Month SOFR + 5.25%), due 5/23/29 (e)	261,433	261,340
		4,257,056
Buildings & Real Estate 0.0% ‡
GEO Group, Inc. (The)
First Lien Term Loan
9.606% (1 Month SOFR + 5.25%), due 4/16/29 (e)	2,564,591	2,567,796
Capital Equipment 0.6%
DexKo Global, Inc.
First Lien 2023 Incremental Term Loan
8.606% (1 Month SOFR + 4.25%), due 10/4/28 (e)	5,063	4,838
Dynamo US Bidco, Inc.
First Lien USD Facility Term Loan B
7.829% (1 Month SOFR + 3.50%), due 10/1/31 (e)	11,910,000	11,954,662
EMRLD Borrower LP
First Lien Second Amendment Incremental Term Loan
6.856% (1 Month SOFR + 2.50%), due 8/4/31 (e)	10,818,250	10,818,250
TK Elevator Midco GmbH
First Lien Term Loan B1
7.237% (3 Month SOFR + 3.00%), due 4/30/30 (e)	41,684,089	41,892,509
		64,670,259
Cargo Transport 0.3%
Clue Opco LLC
First Lien Term Loan B
8.81% (3 Month SOFR + 4.50%), due 12/19/30 (e)	21,293,333	21,281,920

	Principal Amount	Value
Loan Assignments
Cargo Transport
NA Rail Hold Co. LLC
First Lien Tranche Term Loan B3
7.31% (3 Month SOFR + 3.00%), due 3/8/32 (e)	$ 7,500,000	$ 7,518,750
		28,800,670
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
First Lien Term Loan
12.046% (4.75% PIK) (3 Month SOFR + 7.75%), due 9/28/29 (c)(e)	16,009,699	15,075,854
Chemicals, Plastics & Rubber 0.3%
Innophos Holdings, Inc.
First Lien Initial Term Loan
8.721% (1 Month SOFR + 4.25%), due 3/16/29 (e)	10,913,613	10,937,491
Jazz Financing Lux SARL
First Lien Dollar Tranche Term Loan B2
6.606% (1 Month SOFR + 2.25%), due 5/5/28 (e)	20,886,313	20,953,024
		31,890,515
Electronics 0.3%
Camelot US Acquisition LLC (e)
First Lien Incremental Term Loan B
7.106% (1 Month SOFR + 2.75%), due 1/31/31	11,023,602	11,009,823
First Lien Incremental Term Loan
7.606% (1 Month SOFR + 3.25%), due 1/31/31	10,000,000	10,037,500
Proofpoint, Inc.
First Lien Term Loan
7.356% (1 Month SOFR + 3.00%), due 8/31/28 (e)	7,596,829	7,606,326
Vertiv Group Corp.
First Lien Amendment No. 5 Term Loan B3
6.101% (1 Month SOFR + 1.75%), due 3/2/27 (e)	7,369,499	7,363,743
		36,017,392
Energy (Electricity) 0.5%
Alpha Generation LLC
First Lien Initial Term Loan B
6.356% (1 Month SOFR + 2.00%), due 9/30/31 (e)	12,902,500	12,879,920
BCP VI Summit Holdings LP
First Lien Initial Term Loan
7.856% (1 Month SOFR + 3.50%), due 1/30/32 (e)	14,000,000	14,070,000
Lightning Power LLC
First Lien Initial Term Loan B
6.546% (3 Month SOFR + 2.25%), due 8/18/31 (e)	9,925,000	9,923,452
Talen Energy Supply LLC (e)
First Lien Initial Term Loan B
6.808% (3 Month SOFR + 2.50%), due 5/17/30	5,846,400	5,850,785

	Principal Amount	Value
Loan Assignments
Energy (Electricity)
Talen Energy Supply LLC (e)
First Lien 2024-1 Incremental Term Loan B
6.808% (3 Month SOFR + 2.50%), due 12/11/31	$ 13,432,500	$ 13,446,886
		56,171,043
Entertainment 0.1%
Sterling Entertainment Enterprises LLC
Second Lien Initial Term Loan
10.25%, due 4/10/26 (b)(g)	21,346,750	13,021,518
Finance 0.7%
Arches Buyer, Inc.
First Lien New Term Loan
7.706% (1 Month SOFR + 3.25%), due 12/6/27 (e)	14,148,659	14,121,154
Blackstone Mortgage Trust, Inc.
First Lien Term Loan B6
7.356% (1 Month SOFR + 3.00%), due 12/10/30 (e)	1,995,000	2,002,481
Osaic Holdings, Inc. (e)
First Lien Term Loan
7.384% (1 Year SOFR + 3.50%), due 7/19/32	15,000,000	15,000,000
First Lien Term Loan B4
7.856% (1 Month SOFR + 3.50%), due 8/17/28	17,622,334	17,639,956
RealTruck Group, Inc. (e)
First Lien Initial Term Loan
8.221% (1 Month SOFR + 3.75%), due 1/31/28	18,776,964	17,274,808
First Lien Second Amendment Incremental Term Loan
9.471% (1 Month SOFR + 5.00%), due 1/31/28	15,123,426	14,052,188
		80,090,587
Healthcare & Pharmaceuticals 0.1%
1261229 BC Ltd.
First Lien Initial Term Loan
10.606% (1 Month SOFR + 6.25%), due 10/8/30 (e)	15,325,000	14,989,766
Healthcare, Education & Childcare 0.6%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.356% (1 Month SOFR + 4.00%), due 4/23/31 (e)	31,065,250	31,142,913
LifePoint Health, Inc.
First Lien Term Loan B1
8.068% (3 Month SOFR + 3.75%), due 5/19/31 (e)	25,025,842	24,911,148
Organon & Co.
First Lien 2024 Refinancing Dollar Term Loan
6.599% (1 Month SOFR + 2.25%), due 5/19/31 (e)	5,359,355	5,167,313
		61,221,374

	Principal Amount	Value
Loan Assignments
High Tech Industries 0.1%
Open Text Corp.
First Lien Term Loan B
6.106% (1 Month SOFR + 1.75%), due 1/31/30 (e)	$ 12,496,565	$ 12,495,141
Hotels, Motels, Inns & Gaming 0.1%
Caesars Entertainment, Inc.
First Lien Term Loan B1
6.606% (1 Month SOFR + 2.25%), due 2/6/31 (e)	8,887,500	8,879,164
Media 0.3%
DIRECTV Financing LLC
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29 (e)	34,334,968	34,034,537
Mining, Steel, Iron & Non-Precious Metals 0.2%
American Rock Salt Co. LLC (e)
First Lien Initial Term Loan
8.594% (3 Month SOFR + 4.00%), due 6/9/28	25,917,361	19,632,401
First Lien First Out Term Loan
11.594% (3 Month SOFR + 7.00%), due 6/11/28	7,646,284	7,646,284
		27,278,685
Oil & Gas 0.4%
New Fortress Energy, Inc.
First Lien Second Amendment Term Loan
9.807% (3 Month SOFR + 5.50%), due 10/30/28 (e)	37,079,569	17,102,951
PetroQuest Energy LLC (b)(c)(g)
First Lien Term Loan
14.00% (14.00% PIK) (PRIME + 6.50%), due 11/10/25 (e)	30,449,502	304,495
First Lien 2020 Term Loan
14.00% (14.50% PIK), due 9/19/26	1,368,434	1,368,435
Prairie Acquiror LP
First Lien Term Loan B4
8.105% (1 Month SOFR + 3.75%), due 8/1/29 (e)	10,369,144	10,395,067
TransMontaigne Operating Co. LP
First Lien Tranche Term Loan B
7.606% (1 Month SOFR + 3.25%), due 11/17/28 (e)	17,998,191	18,035,681
		47,206,629
Personal, Food & Miscellaneous Services 0.1%
WW International, Inc.
First Lien Initial Term Loan
11.121% (3 Month SOFR + 6.80%), due 6/24/30 (e)	6,038,716	5,676,393

	Principal Amount	Value
Loan Assignments
Retail 0.9%
Great Outdoors Group LLC
First Lien Term Loan B
7.606% (1 Month SOFR + 3.25%), due 1/23/32 (e)	$ 98,572,215	$ 98,522,929
Retail Store 0.2%
PetSmart LLC
First Lien Initial Term Loan
8.206% (1 Month SOFR + 3.75%), due 2/11/28 (e)	18,380,035	18,341,749
Services: Business 0.4%
Amentum Holdings, Inc.
First Lien Initial Term Loan
6.606% (1 Month SOFR + 2.25%), due 9/29/31 (e)	8,160,750	8,109,745
Aretec Group, Inc.
First Lien Term Loan B3
7.856% (1 Month SOFR + 3.50%), due 8/9/30 (e)	15,230,297	15,256,478
Dun & Bradstreet Corp. (The)
First Lien Incremental Term Loan B2
6.603% (1 Month SOFR + 2.25%), due 1/18/29 (e)	10,805,228	10,800,495
ICON Luxembourg SARL
First Lien Repriced Lux Term Loan
6.296% (3 Month SOFR + 2.00%), due 7/3/28 (e)	660,050	663,442
Orion US Finco
First Lien Term Loan
7.325% (1 Year SOFR + 3.50%), due 5/21/32 (e)	5,700,000	5,726,363
PRA Health Sciences, Inc.
First Lien Term Loan B
6.296% (3 Month SOFR + 2.00%), due 7/3/28 (e)	164,452	165,297
		40,721,820
Software 0.4%
Cloud Software Group, Inc. (e)
First Lien Initial Dollar Facility Term Loan B
7.796% (3 Month SOFR + 3.50%), due 3/30/29	25,855,208	25,895,593
First Lien Incremental Term Loan B
8.046% (3 Month SOFR + 3.75%), due 3/21/31	9,985,116	10,017,099
McAfee Corp.
First Lien Tranche Term Loan B1
7.327% (1 Month SOFR + 3.00%), due 3/1/29 (e)	4,979,988	4,774,563
		40,687,255

	Principal Amount	Value
Loan Assignments
Telecommunications 0.0% ‡
CSC Holdings LLC
First Lien 2022 Term Loan
8.942% (1 Month SOFR + 4.50%), due 1/18/28 (e)	$ 1,989,796	$ 1,984,201
Total Loan Assignments (Cost $879,594,022)		828,996,974
Total Long-Term Bonds (Cost $10,656,153,456)		10,542,265,521

	Shares

Common Stocks 0.7%
Diversified Consumer Services 0.0% ‡
WW International, Inc. (k)	634	26,825
Electric Utilities 0.1%
Keycon Power Holdings LLC (b)(g)(k)	385,976	9,085,875
Electrical Equipment 0.1%
Energy Technologies, Inc. (b)(g)(k)	16,724	7,325,112
Energy Equipment & Services 0.1%
Forum Energy Technologies, Inc. (k)	470,051	9,264,705
Nine Energy Service, Inc. (k)	97,664	74,020
		9,338,725
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (j)(k)	386,241	12,552,832
Oil, Gas & Consumable Fuels 0.2%
Gulfport Energy Corp. (k)	8,638	1,504,135
PetroQuest Energy, Inc. (b)(g)(k)	284,709	—
Talos Energy, Inc. (k)	2,074,193	17,734,350
		19,238,485
Pharmaceuticals 0.1%
Endo, Inc. (k)	655,607	15,465,769
Wireless Telecommunication Services 0.0% ‡
Vodafone Group plc, Sponsored ADR	471,152	5,093,153
Total Common Stocks (Cost $174,709,539)		78,126,776

	Shares	Value
Preferred Stock 0.4%
Electrical Equipment 0.4%
Energy Technologies Ltd. (b)(g)(k)	37,258	$ 39,120,900
Exchange-Traded Funds 0.3%
iShares Gold Trust (k)	535,000	33,175,350
SPDR Gold Shares (k)	15,336	4,646,195
Total Exchange-Traded Funds (Cost $16,008,927)		37,821,545
Total Investments (Cost $10,882,386,759)	95.9%	10,697,334,742
Other Assets, Less Liabilities	4.1	455,342,342
Net Assets	100.0%	$ 11,152,677,084

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $80,077,122, which represented 0.7% of the Fund’s net assets.
(c)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(d)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(e)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(f)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Delayed delivery security.
(i)	Issue in non-accrual status.
(j)	Restricted security.
(k)	Non-income producing security.

Abbreviation(s):
ADR—American Depositary Receipt
SOFR—Secured Overnight Financing Rate
SPDR—Standard & Poor’s Depositary Receipt
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 53,018,337	$ —	$ 53,018,337
Corporate Bonds	—	9,651,252,117	5,188,059	9,656,440,176
Foreign Government Bond	—	3,810,034	—	3,810,034
Loan Assignments	—	814,302,526	14,694,448	828,996,974
Total Long-Term Bonds	—	10,522,383,014	19,882,507	10,542,265,521
Common Stocks	49,162,957	12,552,832	16,410,987	78,126,776
Preferred Stock	—	—	39,120,900	39,120,900
Exchange-Traded Funds	37,821,545	—	—	37,821,545
Total Investments in Securities	$ 86,984,502	$ 10,534,935,846	$ 75,414,394	$ 10,697,334,742

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI MacKay Tax Free Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Municipal Bonds 99.6%
Long-Term Municipal Bonds 98.5%
Alabama 5.1%
Alabama Housing Finance Authority, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 4/1/55	$ 9,000,000	$ 9,876,867
Black Belt Energy Gas District, Gas Project, Revenue Bonds
Series B
2.94%, due 4/1/53	34,600,000	33,857,038
Series D-1
4.00%, due 7/1/52 (a)	6,300,000	6,366,565
Series B-1
4.00%, due 4/1/53 (a)	19,350,000	19,480,883
Series D-3
4.771%, due 6/1/49	9,250,000	9,449,187
Series B-2
5.25%, due 12/1/53 (a)	12,500,000	13,429,297
Series A
5.25%, due 5/1/55 (a)	14,295,000	15,093,527
Series D-1
5.50%, due 6/1/49 (a)	5,805,000	6,116,330
Black Belt Energy Gas District, Gas Project No.6, Revenue Bonds
Series B
4.00%, due 10/1/52 (a)	59,345,000	59,781,103
Energy Southeast, A Cooperative District Energy Supply, Revenue Bonds
Series B-2
5.121%, due 4/1/54	20,000,000	20,392,880
Series B
5.25%, due 7/1/54 (a)	61,025,000	65,407,956
Series B-1
5.75%, due 4/1/54 (a)	16,850,000	18,445,683
Lower Alabama Gas District (The), Gas Project, Revenue Bonds
Series A
5.00%, due 9/1/46	20,795,000	20,729,219
Southeast Alabama Gas Supply District (The), Revenue Bonds (a)
Series B
5.00%, due 6/1/49	3,015,000	3,186,177
Series A
5.00%, due 8/1/54	5,670,000	5,993,522
Southeast Energy Authority A Cooperative District, Project No. 2, Revenue Bonds
Series B
4.00%, due 12/1/51 (a)	14,815,000	14,735,614
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 11/1/35	17,250,000	17,794,379
Series C
5.00%, due 5/1/55 (a)	39,090,000	41,586,346
Series C
5.00%, due 10/1/55 (a)	12,855,000	13,653,492

	Principal Amount	Value
Long-Term Municipal Bonds
Alabama
Southeast Energy Authority A Cooperative District, Revenue Bonds
Series A
5.00%, due 1/1/56 (a)	$ 11,935,000	$ 12,051,128
Series B
5.25%, due 3/1/55 (a)	9,030,000	9,375,741
Southeast Energy Authority A Cooperative District, Project No. 4, Revenue Bonds
Series B-1
5.00%, due 5/1/53 (a)	25,185,000	26,041,212
		442,844,146
Alaska 0.3%
Alaska Housing Finance Corp., General Mortgage, Revenue Bonds
Series C-II, Insured: GNMA / FNMA / FHLMC
5.75%, due 12/1/52	5,275,000	5,605,641
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Obligated Group, Revenue Bonds
5.00%, due 4/1/32	3,050,000	3,057,713
Alaska Municipal Bond Bank Authority, Master Resolution, Revenue Bonds
Series A
5.50%, due 10/1/42	6,000,000	6,143,383
Municipality of Anchorage, Unlimited General Obligation
Series B
5.00%, due 9/1/26	5,340,000	5,349,542
State of Alaska, International Airports System, Revenue Bonds
Series C
5.00%, due 10/1/27 (b)	3,000,000	3,134,089
		23,290,368
Arizona 1.1%
Arizona Board of Regents, Arizona State University, Revenue Bonds
Series A
5.50%, due 7/1/48	7,500,000	7,799,491
Arizona Health Facilities Authority, Banner Health, Revenue Bonds
Series B
2.87%, due 1/1/37	5,680,000	5,503,522
Chandler Industrial Development Authority, Intel Corp. Project, Revenue Bonds (a)(b)
4.00%, due 6/1/49	11,100,000	11,042,057
Series 1
5.00%, due 9/1/42	10,180,000	10,355,816
City of Phoenix Civic Improvement Corp., Water System, Revenue Bonds, Junior Lien
Series A
5.00%, due 7/1/44	5,000	5,067
City of Phoenix Civic Improvement Corp., Airport, Revenue Bonds, Junior Lien
Series B
5.00%, due 7/1/49 (b)	3,485,000	3,394,113
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/35	2,375,000	1,825,339

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Coconino County Unified School District No. 1, Flagstaff, Unlimited General Obligation
Series B
1.75%, due 7/1/36	$ 2,760,000	$ 2,049,951
Gilbert Water Resource Municipal Property Corp., Waterworks & Sewer System, Revenue Bonds, Senior Lien
4.00%, due 7/15/40	23,480,000	22,815,185
4.00%, due 7/15/41	7,915,000	7,550,990
Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 3/1/55	5,455,000	5,987,577
Maricopa County Industrial Development Authority, Banner Health, Revenue Bonds
Series A
4.00%, due 1/1/41	8,000,000	7,196,899
Maricopa County Pollution Control Corp., Public Service Co. of New Mexico, Revenue Bonds
Series A
0.875%, due 6/1/43 (a)	3,855,000	3,733,471
Salt River Project Agricultural Improvement & Power District, Revenue Bonds
Series A
5.00%, due 1/1/45	5,000,000	5,162,858
Salt River Project Agricultural Improvement & Power District, Electric System, Revenue Bonds
Series B
5.25%, due 1/1/53	4,105,000	4,254,705
		98,677,041
Arkansas 0.4%
Arkansas Development Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 1/1/55	3,950,000	4,177,837
Centerpoint School District No. 43, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 10/1/44	3,105,000	1,981,045
Fayetteville School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.125%, due 6/1/32	3,210,000	2,882,002
Hot Springs School District No. 6, Limited General Obligation
Insured: State Aid Withholding
2.50%, due 6/1/40	3,485,000	2,548,456
Little Rock School District, Limited General Obligation
Series A, Insured: BAM State Aid Withholding
3.00%, due 2/1/46	15,230,000	11,289,628
North Little Rock School District No. 1, Limited General Obligation
Insured: State Aid Withholding
2.00%, due 2/1/42	10,625,000	6,606,086
Insured: State Aid Withholding
2.00%, due 2/1/43	11,375,000	6,845,791
Springdale School District No. 50, Limited General Obligation
Series A, Insured: State Aid Withholding
2.50%, due 6/1/40	3,380,000	2,471,673
		38,802,518

	Principal Amount	Value
Long-Term Municipal Bonds
California 14.4%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/34	$ 5,095,000	$ 3,560,733
Series A, Insured: NATL-RE
(zero coupon), due 10/1/36	14,420,000	8,984,521
Series C, Insured: AG
(zero coupon), due 10/1/52 (c)	14,620,000	8,047,034
Series C, Insured: AG
5.00%, due 10/1/52	5,000,000	5,008,953
Alameda Corridor Transportation Authority, Revenue Bonds, Senior Lien
Series A, Insured: BAM
(zero coupon), due 10/1/48 (c)	6,000,000	3,373,145
Allan Hancock Joint Community College District, Election of 2006, Unlimited General Obligation
Series C
(zero coupon), due 8/1/44 (c)	8,500,000	5,910,236
Antelope Valley Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/50	3,750,000	2,613,593
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/32	6,250,000	6,757,562
Series B
5.00%, due 7/1/34	5,000,000	5,360,532
Series B
5.00%, due 7/1/35	5,000,000	5,307,249
Series B
5.00%, due 7/1/36	5,345,000	5,616,601
Series B
5.00%, due 7/1/38	7,570,000	7,794,641
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series B-2
2.74%, due 2/1/52	5,395,000	5,073,817
Series B-1
4.00%, due 2/1/52 (a)	11,475,000	11,409,366
Series A
4.00%, due 10/1/52 (a)	8,000,000	8,060,245
Series A-1
4.00%, due 5/1/53 (a)	12,780,000	12,842,455
Series E-2
4.591%, due 2/1/54	27,500,000	27,670,030
Series A-2
4.871%, due 12/1/53	14,250,000	14,481,451
Series B-1
5.00%, due 7/1/53 (a)	15,605,000	16,327,054
Series C
5.00%, due 8/1/55 (a)	26,880,000	28,447,375
Series G
5.00%, due 11/1/55 (a)	21,855,000	22,686,476

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds
Series C
5.25%, due 1/1/54 (a)	$ 47,500,000	$ 49,585,269
California Enterprise Development Authority, County of Riverside, Revenue Bonds
Series A
5.50%, due 11/1/59	8,465,000	8,926,420
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A, Insured: BAM
3.00%, due 4/1/44	2,075,000	1,671,801
Series A
4.00%, due 4/1/49	170,000	181,155
Series A
4.00%, due 4/1/49	4,830,000	3,996,077
California Health Facilities Financing Authority, Sutter Health, Revenue Bonds
Series B
4.00%, due 11/15/41	11,275,000	10,267,546
California Infrastructure & Economic Development Bank, Clean Water and Drinking Water, Revenue Bonds
4.00%, due 10/1/40	5,100,000	5,079,248
California Municipal Finance Authority, Revenue Bonds
Series 1, Class A-1
3.536%, due 2/20/41 (a)	17,485,701	15,422,141
California State University, Systemwide, Revenue Bonds
Series C
3.00%, due 11/1/40	4,750,000	3,898,291
Series A
5.00%, due 11/1/42	9,725,000	9,803,068
California Statewide Communities Development Authority, Sequoia Living Projects, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.00%, due 7/1/55	8,600,000	8,555,443
Carlsbad Unified School District, Election of 2018, Unlimited General Obligation
Series A
3.00%, due 8/1/42	4,000,000	3,101,106
Series B
3.00%, due 8/1/46	2,725,000	2,009,603
Center Joint Unified School District, Election of 2008, Unlimited General Obligation
Series B, Insured: BAM
3.00%, due 8/1/51	4,750,000	3,358,595
Chaffey Joint Union High School District, Election of 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/47	5,000,000	5,051,072
City of Los Angeles, Department of Airports, Revenue Bonds (b)
Series D
4.00%, due 5/15/40	2,200,000	2,061,069
Series A
4.00%, due 5/15/41	15,000,000	13,870,059
Series A
5.25%, due 5/15/43	10,000,000	10,344,728

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien (b)
Series G
5.00%, due 5/15/47	$ 3,250,000	$ 3,195,583
Series G
5.50%, due 5/15/36	15,175,000	16,394,067
Series G
5.50%, due 5/15/39	3,250,000	3,435,438
Series G
5.50%, due 5/15/40	6,700,000	7,028,362
Series H
5.50%, due 5/15/47	8,150,000	8,328,151
City of Oakland, Measure KK, Unlimited General Obligation
Series B-1, Insured: BAM
3.00%, due 1/15/50	6,000,000	4,118,340
Corona-Norco Unified School District, Unlimited General Obligation
Series C
3.00%, due 8/1/44	5,000,000	3,743,827
Fresno Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/43	7,500,000	5,590,851
Golden State Tobacco Securitization Corp., Revenue Bonds
Series A-1
2.587%, due 6/1/29	10,000,000	9,233,757
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/41	2,300,000	2,526,336
Series B
5.50%, due 8/1/42	2,795,000	3,045,396
Series B
5.50%, due 8/1/43	2,500,000	2,709,254
Irvine Facilities Financing Authority, Gateway Preserve Land Acquisition Project, Revenue Bonds
Series A
5.25%, due 5/1/43	3,800,000	3,818,784
Long Beach Unified School District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/41	4,650,000	3,675,598
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/28	6,965,000	7,407,574
Series D
5.00%, due 7/1/29	70,000	75,822
Series E
5.00%, due 7/1/30	5,220,000	5,723,459
Series A
5.00%, due 7/1/31	5,840,000	6,453,295
Series B
5.00%, due 7/1/31	2,120,000	2,242,777

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series E
5.00%, due 7/1/31	$ 15,000,000	$ 16,575,244
Series A
5.00%, due 7/1/32	1,355,000	1,485,498
Series B
5.00%, due 7/1/32	6,340,000	6,658,198
Series A
5.00%, due 7/1/33	3,020,000	3,105,272
Series B
5.00%, due 7/1/33	6,000,000	6,608,366
Series C
5.00%, due 7/1/33	2,835,000	2,970,750
Series A
5.00%, due 7/1/35	7,000,000	7,648,892
Series E
5.00%, due 7/1/35	12,625,000	13,854,132
Series A
5.00%, due 7/1/36	1,830,000	1,860,000
Series B
5.00%, due 7/1/36	2,605,000	2,809,383
Series C
5.00%, due 7/1/36	2,135,000	2,302,508
Series E
5.00%, due 7/1/36	1,820,000	1,955,541
Series A
5.00%, due 7/1/37	2,130,000	2,155,782
Series E
5.00%, due 7/1/38	7,000,000	7,383,183
Series B
5.00%, due 7/1/39	11,945,000	12,272,187
Series A
5.00%, due 7/1/44	1,205,000	1,219,168
Series D
5.00%, due 7/1/44	5,000,000	5,012,515
Series C
5.00%, due 7/1/45	5,250,000	5,279,942
Series A
5.00%, due 7/1/50	5,000,000	4,997,509
Series D
5.00%, due 7/1/52	1,535,000	1,530,759
Series A, Insured: BAM
5.00%, due 7/1/53	9,500,000	9,470,626
Series E
5.00%, due 7/1/53	5,350,000	5,333,458
Series A
5.25%, due 7/1/49	6,400,000	6,439,159

	Principal Amount	Value
Long-Term Municipal Bonds
California
Los Angeles Department of Water & Power, Power System, Revenue Bonds
Series B
5.25%, due 7/1/53	$ 3,810,000	$ 3,868,153
Series D
6.574%, due 7/1/45	21,480,000	22,447,695
Los Angeles Department of Water & Power, Water System, Revenue Bonds
Series A
6.603%, due 7/1/50	48,635,000	50,662,369
Los Angeles Unified School District, Election of 2008, Unlimited General Obligation
Series B-1, Insured: AG-CR
5.25%, due 7/1/42	20,000,000	20,438,518
Modesto Irrigation District, Domestic Water Project, Revenue Bonds
Series F, Insured: NATL-RE
3.656%, due 9/1/27	4,450,000	4,448,401
Moreno Valley Unified School District, Election 2014, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	4,750,000	3,508,727
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A
5.00%, due 3/1/41 (b)	8,500,000	8,502,235
Novato Unified School District, Unlimited General Obligation
Series B
3.00%, due 8/1/41	2,500,000	2,013,832
Oak Grove School District, Unlimited General Obligation
Series A-2, Insured: BAM
5.00%, due 8/1/52	4,330,000	4,448,182
Oakland Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 8/1/48	20,000,000	20,649,114
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AG
3.00%, due 8/1/47	4,250,000	3,088,887
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	3,000,000	3,067,082
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation
Series A, Insured: AG
5.00%, due 9/1/26	3,000,000	3,076,593
Richmond Joint Powers Financing Authority, Civic Center Project, Revenue Bonds
Series A, Insured: AG
5.00%, due 11/1/36	2,750,000	2,889,178
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
Series A
5.00%, due 10/1/36	3,195,000	3,241,873
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/47	5,000,000	5,199,428

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	$ 5,000,000	$ 5,176,735
San Diego County Regional Airport Authority, Revenue Bonds, Senior Lien
Series B
5.25%, due 7/1/42 (b)	4,000,000	4,155,396
San Diego Public Facilities Financing Authority, Water Utility, Revenue Bonds
Series A
5.25%, due 8/1/48	5,250,000	5,487,910
San Diego Unified School District, Unlimited General Obligation
Series R-2
(zero coupon), due 7/1/41 (c)	11,000,000	10,675,057
San Diego Unified School District, Election of 2012, Unlimited General Obligation
Series I
5.00%, due 7/1/41	3,750,000	3,817,038
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series (b)
Series A
5.00%, due 5/1/30	4,000,000	4,327,382
Series A
5.00%, due 5/1/31	10,500,000	11,421,618
Series A
5.00%, due 5/1/31	6,375,000	6,934,554
Series C
5.00%, due 5/1/33	31,875,000	34,663,632
Series A
5.00%, due 5/1/34	7,350,000	7,728,854
Series E
5.00%, due 5/1/50	51,155,000	50,061,710
Series A
5.25%, due 5/1/41	30,820,000	32,157,884
Series A
5.25%, due 5/1/43	6,000,000	6,167,522
Series A
5.25%, due 5/1/44	4,580,000	4,680,253
Series A
5.50%, due 5/1/55	51,630,000	53,303,189
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds (b)
Series A
5.00%, due 5/1/44	10,740,000	10,664,602
Series B
5.00%, due 5/1/46	11,240,000	11,076,194
San Francisco City & County Public Utilities Commission, Wastewater, Revenue Bonds
Series A
1.00%, due 10/1/25	22,000,000	21,905,292
San Francisco Community College District, Election of 2020, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 6/15/26	8,200,000	8,385,686

	Principal Amount	Value
Long-Term Municipal Bonds
California
San Jose Evergreen Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 9/1/41	$ 1,065,000	$ 876,440
San Mateo Union High School District, Capital Appreciation, Election of 2010, Unlimited General Obligation
Series A
(zero coupon), due 9/1/41 (c)	7,840,000	7,946,353
Santa Clara Unified School District, Election of 2018, Unlimited General Obligation
3.25%, due 7/1/44	16,225,000	13,053,269
Santa Cruz City High School District, Unlimited General Obligation
Series C
2.00%, due 8/1/37	2,870,000	2,194,516
Southern California Public Power Authority, Southern Transmission System Renewal Project, Revenue Bonds
Series C
4.00%, due 7/1/27	3,935,000	3,937,563
Series 1
5.00%, due 7/1/33	3,410,000	3,799,510
Series 1
5.00%, due 7/1/34	3,480,000	3,871,439
Series 1
5.00%, due 7/1/35	4,185,000	4,565,085
Series 1
5.00%, due 7/1/37	8,330,000	8,887,659
Series 1
5.00%, due 7/1/40	7,225,000	7,524,034
Series A-1
5.00%, due 7/1/48	15,550,000	15,653,016
Series 1
5.00%, due 7/1/53	15,890,000	15,888,312
Series 2
5.00%, due 7/1/53 (a)	8,000,000	8,456,946
Southern California Public Power Authority, Apex Power Project, Revenue Bonds
Series A
5.00%, due 7/1/33	4,000,000	4,456,903
Southern California Public Power Authority, Southern Transmissional System Renewal Project, Revenue Bonds
Series A-1
5.25%, due 7/1/53	11,930,000	12,137,765
Southern Mono Health Care District, Election of 2001, Unlimited General Obligation
Series B, Insured: NATL-RE
(zero coupon), due 8/1/32	2,600,000	2,000,298
Series B, Insured: NATL-RE
(zero coupon), due 8/1/33	2,505,000	1,845,269
State of California, Various Purpose, Unlimited General Obligation
3.00%, due 10/1/36	10,000	9,082
3.00%, due 4/1/52	3,690,000	2,595,353
5.00%, due 10/1/41	16,065,000	16,706,482
State of California, Unlimited General Obligation
7.60%, due 11/1/40	9,615,000	11,554,198

	Principal Amount	Value
Long-Term Municipal Bonds
California
Sunnyvale School District, Election of 2013, Unlimited General Obligation
Series C
3.00%, due 9/1/44	$ 6,750,000	$ 5,284,295
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series D
3.00%, due 8/1/47	3,125,000	2,275,032
Twin Rivers Unified School District, Election 2006, Unlimited General Obligation
Insured: AG
(zero coupon), due 8/1/32	4,370,000	3,448,676
University of California, Revenue Bonds
Series AR
5.00%, due 5/15/41	12,260,000	12,346,179
Val Verde Unified School District, Election of 2012, Unlimited General Obligation
Series F, Insured: AG
3.00%, due 8/1/47	8,910,000	6,443,403
Yosemite Community College District, Election of 2004, Unlimited General Obligation
Series D
(zero coupon), due 8/1/42 (c)	20,655,000	16,352,433
		1,248,640,788
Colorado 2.4%
Adams County School District No. 1, Unlimited General Obligation
Insured: State Aid Withholding
5.25%, due 12/1/40	5,910,000	5,992,729
Arapahoe County School District No. 5, Cherry Creek, Unlimited General Obligation
Series B, Insured: State Aid Withholding
2.30%, due 12/15/28	5,790,000	5,630,732
City & County of Denver, Board of Water Commissioners, Revenue Bonds
Series A
3.00%, due 9/15/42	6,285,000	4,870,253
Series A
3.00%, due 9/15/47	11,725,000	8,450,019
City & County of Denver, Airport System, Revenue Bonds (b)
Series A
4.00%, due 12/1/43	3,470,000	3,055,133
Series A
5.00%, due 12/1/34	6,000,000	6,460,165
Series A
5.00%, due 12/1/36	8,505,000	8,686,372
Series A
5.00%, due 12/1/37	15,675,000	15,940,991
Series A
5.00%, due 12/1/43	4,915,000	4,843,066
Series A
5.50%, due 11/15/35	5,250,000	5,764,284
Series A
5.50%, due 11/15/40	17,760,000	18,781,301

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
City & County of Denver, Airport System, Revenue Bonds (b)
Series D
5.75%, due 11/15/38	$ 3,000,000	$ 3,258,201
City & County of Denver, Convention Center Expansion Project, Certificate of Participation
Series A
5.375%, due 6/1/43	12,875,000	12,965,663
City of Colorado Springs, Utilities System, Revenue Bonds
Series B
5.25%, due 11/15/52	10,000,000	10,224,456
Series A
5.25%, due 11/15/54	4,895,000	5,053,684
Colorado Health Facilities Authority, AdventHealth Obligated Group, Revenue Bonds
Series A
3.00%, due 11/15/51	7,725,000	5,195,009
Series A-1
5.00%, due 11/15/59 (a)	4,625,000	4,997,360
Colorado Health Facilities Authority, Intermountain Healthcare, Inc., Revenue Bonds
Series B
4.00%, due 1/1/40	3,000,000	2,784,955
Colorado Health Facilities Authority, Adventist Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	15,000,000	12,653,779
Colorado Housing and Finance Authority, Revenue Bonds
Series B, Insured: GNMA
3.00%, due 5/1/51 (b)	2,760,000	2,733,227
Colorado Housing and Finance Authority, Sustainable Bonds, Revenue Bonds
Series B, Class 1, Insured: GNMA
3.25%, due 5/1/52	5,145,000	5,118,475
Gunnison Watershed School District No. Re 1J, Unlimited General Obligation
Insured: State Aid Withholding
5.00%, due 12/1/47	14,150,000	14,280,634
Regional Transportation District Sales Tax, Fastracks Project, Revenue Bonds
Series A
5.00%, due 11/1/31	6,500,000	7,309,554
State of Colorado, Certificate of Participation
Series A
5.00%, due 12/15/30	3,335,000	3,707,148
Series J
5.25%, due 3/15/42	18,500,000	18,738,125
6.00%, due 12/15/40	5,025,000	5,636,221
6.00%, due 12/15/41	4,560,000	5,075,618
		208,207,154
Connecticut 1.1%
New Canaan Housing Authority, HANC Lakeview LLC, Revenue Bonds
Series A, Insured: FNMA
4.00%, due 12/1/34	10,000,000	9,841,598

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
State of Connecticut, Unlimited General Obligation
Series A
3.00%, due 1/15/37	$ 6,420,000	$ 5,591,355
State of Connecticut, Special Tax
Series A
3.125%, due 5/1/40	11,355,000	9,371,823
State of Connecticut, Transportation Infrastructure, Special Tax, Special Tax
Series A
5.25%, due 7/1/40	20,420,000	22,011,888
Series A
5.25%, due 7/1/41	18,980,000	20,257,073
Series A
5.25%, due 7/1/42	25,220,000	26,688,609
Waterbury Housing Authority, Laurel Estates Preservation Project, Revenue Bonds
Series A, Insured: HUD Sector 8 FHLMC
4.50%, due 2/1/42	4,625,000	4,487,393
		98,249,739
Delaware 0.4%
Delaware State Housing Authority, Revenue Bonds, Senior Lien
Series A, Insured: GNMA / FNMA / FHLMC
4.55%, due 7/1/45	3,240,000	3,115,412
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/56	8,725,000	9,540,569
Series B, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/56	7,000,000	7,738,186
Delaware State Housing Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
5.75%, due 1/1/55	5,700,000	6,189,000
Series C, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/55	11,435,000	12,539,345
		39,122,512
District of Columbia 1.2%
District of Columbia, Revenue Bonds
Series A
5.50%, due 7/1/47	6,250,000	6,503,014
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 10/1/52	10,000,000	8,302,582
Series B
6.50%, due 10/1/44 (c)	6,040,000	6,349,097
Series B
6.50%, due 10/1/44 (c)	2,600,000	2,733,055

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Second Lien
Series C, Insured: AG
6.50%, due 10/1/41 (c)	$ 6,730,000	$ 7,031,050
Metropolitan Washington Airports Authority, Aviation, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	7,000,000	7,532,939
Series A
5.00%, due 10/1/30	6,000,000	6,510,874
Series A
5.00%, due 10/1/31	8,000,000	8,701,056
Series A
5.00%, due 10/1/32	16,945,000	18,480,995
Series A
5.00%, due 10/1/35	3,955,000	4,080,330
Series A
5.25%, due 10/1/48	5,000,000	5,038,992
Metropolitan Washington Airports Authority, Airport System, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	3,840,000	4,072,341
Metropolitan Washington Airports Authority, Revenue Bonds
Series A
5.00%, due 10/1/30 (b)	5,850,000	6,348,102
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds
Series A
4.00%, due 7/15/39	5,600,000	5,454,102
Washington Metropolitan Area Transit Authority, Green bond, Revenue Bonds, Second Lien
Series A
5.00%, due 7/15/48	5,000,000	5,014,134
		102,152,663
Florida 5.4%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics Obligated Group, Revenue Bonds
Series A
3.784%, due 12/1/37	15,635,000	15,330,696
City of Cape Coral, Water & Sewer, Revenue Bonds
Insured: BAM
4.00%, due 10/1/42	13,555,000	12,297,527
City of South Miami, Miami Health Facilities Authority, Inc., Revenue Bonds
5.00%, due 8/15/42	5,715,000	5,677,390
Collier County Industrial Development Authority, NCH Healthcare System, Inc. Obligated Group, Revenue Bonds
Series A, Insured: AG
5.00%, due 10/1/49	5,500,000	5,497,070
County of Brevard, Solid Waste Management System, Revenue Bonds
5.50%, due 9/1/53	8,720,000	9,148,076
County of Broward, Airport System, Revenue Bonds
5.00%, due 10/1/42 (b)	5,045,000	4,974,017

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
County of Hillsborough, Utility, Revenue Bonds
3.00%, due 8/1/40	$ 4,000,000	$ 3,243,444
County of Lee, Airport, Revenue Bonds (b)
Series A
5.00%, due 10/1/29	8,000,000	8,592,855
Series B
5.00%, due 10/1/46	4,750,000	4,638,034
5.25%, due 10/1/38	5,000,000	5,320,321
5.25%, due 10/1/39	3,240,000	3,417,220
5.25%, due 10/1/49	4,250,000	4,270,771
5.25%, due 10/1/54	38,015,000	38,171,147
County of Miami-Dade, Revenue Bonds
(zero coupon), due 10/1/42	6,200,000	2,740,129
Series A
5.00%, due 10/1/31 (b)	5,750,000	6,250,551
County of Miami-Dade, Water & Sewer System, Revenue Bonds
Insured: BAM
3.00%, due 10/1/36	2,100,000	1,902,552
Series B, Insured: BAM
4.00%, due 10/1/49	16,690,000	14,170,623
County of Miami-Dade, Transit System, Revenue Bonds
3.00%, due 7/1/37	4,000,000	3,551,202
4.00%, due 7/1/32	3,415,000	3,434,028
County of Miami-Dade, Aviation, Revenue Bonds
Series A
5.00%, due 10/1/33 (b)	9,750,000	10,578,941
County of Pasco, State of Florida Cigarette Tax Revenue, Revenue Bonds
Series A, Insured: AG
5.75%, due 9/1/54	21,395,000	22,338,528
County of Sarasota, Utility System, Revenue Bonds
5.25%, due 10/1/52	12,045,000	12,202,762
Florida Housing Finance Corp., Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
4.25%, due 7/1/37	2,750,000	2,733,552
Florida State Board of Governors, University of North Florida Dormitory Facilities Revenue, Revenue Bonds
Series A, Insured: BAM
5.00%, due 11/1/48	4,940,000	4,925,535
Greater Orlando Aviation Authority, Revenue Bonds (b)
Series A
4.00%, due 10/1/35	3,000,000	2,957,405
Series A
5.00%, due 10/1/47	3,335,000	3,270,003
5.25%, due 10/1/48	8,790,000	8,944,597
5.25%, due 10/1/49	2,410,000	2,448,150
Hillsborough County Aviation Authority, Tampa International Airport, Revenue Bonds
Series B
5.50%, due 10/1/54 (b)	30,235,000	31,149,494

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Hillsborough County Industrial Development Authority, BayCare Obligated Group, Revenue Bonds
Series C
5.50%, due 11/15/54	$ 9,985,000	$ 10,357,489
JEA Water & Sewer System, Revenue Bonds
Series A
5.50%, due 10/1/54	22,655,000	23,804,533
Lee County, Airport, Revenue Bonds
Insured: AG
5.25%, due 10/1/54 (b)	12,000,000	12,075,390
Miami-Dade County Health Facilities Authority, Nicklaus Children's Hospital Project, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 8/1/51	5,000,000	4,266,472
5.00%, due 8/1/47	4,295,000	4,195,328
North Broward Hospital District, Revenue Bonds
Series B
5.00%, due 1/1/42	6,500,000	6,432,592
Okaloosa Gas District, Revenue Bonds
Series B, Insured: AG
5.00%, due 10/1/43	7,900,000	8,113,188
Series B, Insured: AG
5.25%, due 10/1/44	5,375,000	5,594,955
Orange County Health Facilities Authority, Orlando Health, Revenue Bonds
Series A
4.00%, due 10/1/49	4,185,000	3,407,228
Orange County Health Facilities Authority, Orlando Health, Inc., Revenue Bonds
Insured: AG-CR
4.00%, due 10/1/52	7,000,000	5,937,462
Peace River Manasota Regional Water Supply Authority, Revenue Bonds
Series B
5.25%, due 10/1/50 (d)	6,500,000	6,719,950
School Board of Miami-Dade County (The), Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 3/15/35	6,060,000	6,594,629
Series A, Insured: BAM
5.00%, due 3/15/52	5,755,000	5,665,067
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	18,060,000	11,893,317
Series A, Insured: BAM
3.00%, due 5/1/51	21,200,000	14,226,542
4.00%, due 5/1/48	13,135,000	11,158,267
St. Lucie County Housing Finance Authority, Live Oak Preservations Ltd., Revenue Bonds
Insured: FNMA
4.45%, due 1/1/41	8,360,000	8,019,042
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series B
3.00%, due 7/1/49	3,750,000	2,698,357

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
State of Florida, Department of Transportation Turnpike System, Revenue Bonds
Series C
3.00%, due 7/1/51	$ 5,000,000	$ 3,469,919
State of Florida, Unlimited General Obligation
Series E
3.10%, due 6/1/28	7,235,000	7,235,244
Tampa Bay Water, Revenue Bonds
Series A
4.00%, due 10/1/28	4,500,000	4,510,602
Village Community Development District No. 8, Special Assessment
Insured: AG
3.50%, due 5/1/40	4,790,000	4,380,573
West Palm Beach Community Redevelopment Agency, City center community redevelopment, Tax Allocation
Insured: AG-CR
5.00%, due 3/1/34	8,450,000	8,910,343
Insured: AG-CR
5.00%, due 3/1/35	9,020,000	9,475,220
Wildwood Utility Dependent District, 2023 Project, Revenue Bonds
Insured: AG
5.25%, due 10/1/43	10,250,000	10,650,350
Insured: AG
5.50%, due 10/1/53	14,000,000	14,538,905
		468,507,584
Georgia 3.6%
Augusta Development Authority, WellStar Health System Project, Revenue Bonds
Series A, Insured: AG
5.125%, due 4/1/53	5,400,000	5,421,761
Brookhaven Development Authority, Children's Healthcare of Atlanta, Revenue Bonds
Series A
4.00%, due 7/1/44	32,360,000	28,598,826
Series A
4.00%, due 7/1/49	15,865,000	13,469,837
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds, Sub. Lien (b)
Series D
4.00%, due 7/1/35	5,820,000	5,732,091
Series D
4.00%, due 7/1/38	3,500,000	3,310,099
City of Atlanta, Airport Passenger Facility Charge, Revenue Bonds
Series E
5.00%, due 7/1/33 (b)	2,750,000	2,990,311
City of Atlanta, Water & Wastewater, Revenue Bonds
5.00%, due 11/1/29	4,250,000	4,258,538
City of Atlanta, Public Improvement, Unlimited General Obligation
Series A-1
5.00%, due 12/1/42	11,750,000	12,176,982
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System, Revenue Bonds
4.00%, due 8/15/48	4,185,000	3,545,820

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds, Second Series
Series 2
3.375%, due 11/1/48 (a)	$ 5,650,000	$ 5,659,141
Development Authority of Burke County (The), Georgia Power Co., Revenue Bonds (a)
Series 4
3.80%, due 10/1/32	2,000,000	2,009,782
Series 4
3.80%, due 10/1/32	2,000,000	2,009,782
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Revenue Bonds
Series A
2.50%, due 2/15/51	8,500,000	5,010,244
Series B, Insured: County Guaranteed
5.50%, due 2/15/42	9,290,000	9,427,904
Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Revenue Bonds
Series A
4.00%, due 2/15/51	2,000,000	1,657,828
Georgia Housing & Finance Authority, Revenue Bonds
Series B
3.55%, due 12/1/42	5,500,000	4,759,329
Georgia Ports Authority, Revenue Bonds
5.25%, due 7/1/43	4,695,000	4,929,596
Griffin-Spalding County Hospital Authority, WellStar Health System, Revenue Bonds
4.00%, due 4/1/42	3,440,000	3,064,929
Main Street Natural Gas, Inc., Revenue Bonds
Series C
4.00%, due 3/1/50 (a)	2,975,000	2,982,003
Series C
4.00%, due 5/1/52 (a)	18,285,000	18,392,863
Series A
4.00%, due 7/1/52 (a)	21,645,000	21,877,833
Series A
4.00%, due 9/1/52 (a)	18,500,000	18,529,470
Series A
5.00%, due 5/15/34	2,750,000	2,817,226
Series A
5.00%, due 5/15/37	2,265,000	2,336,774
Series A
5.00%, due 6/1/53 (a)	3,000,000	3,156,240
Series B
5.00%, due 7/1/53 (a)	12,750,000	13,462,149
Series D
5.00%, due 4/1/54 (a)	10,000,000	10,609,981
Series A
5.00%, due 5/1/54 (a)	11,250,000	11,932,583
Series E
5.00%, due 5/1/55 (a)	22,680,000	23,823,337
Series A
5.50%, due 9/15/27	8,860,000	9,256,855

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 1/1/41	$ 2,545,000	$ 2,377,706
Series A
4.00%, due 1/1/49	4,850,000	4,118,755
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	5,500,000	4,650,783
Series A
5.00%, due 1/1/39	10,000,000	10,158,619
Series A, Insured: AG
5.00%, due 7/1/55	4,800,000	4,775,131
Series A
5.25%, due 7/1/64	5,000,000	5,075,391
Municipal Electric Authority of Georgia, Power, Revenue Bonds
Series HH
5.00%, due 1/1/36	3,515,000	3,611,635
Series HH
5.00%, due 1/1/44	2,700,000	2,681,342
Municipal Electric Authority of Georgia, Revenue Bonds
Series HH
5.00%, due 1/1/37	3,695,000	3,779,540
Series A
5.50%, due 7/1/64	8,415,000	8,540,694
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series A
5.00%, due 1/1/63	1,460,000	1,408,881
Municipal Electric Authority of Georgia, Project One, Revenue Bonds
5.25%, due 1/1/49	5,645,000	5,771,360
		314,159,951
Guam 0.1%
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	5,000,000	4,880,433
Hawaii 0.3%
State of Hawaii, Revenue Bonds
Series A
4.00%, due 7/1/31 (b)	10,420,000	10,592,330
State of Hawaii, Airports System, Revenue Bonds
Series B
5.00%, due 7/1/49	4,000,000	4,074,609
Series A
5.50%, due 7/1/54 (b)	4,000,000	4,122,484
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AG-CR
3.50%, due 10/1/49 (b)	5,675,000	4,301,320
		23,090,743

	Principal Amount	Value
Long-Term Municipal Bonds
Idaho 0.3%
Boise State University, Revenue Bonds
Series A
5.25%, due 4/1/53	$ 3,600,000	$ 3,663,403
Idaho Housing & Finance Association, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.45%, due 1/1/44	6,910,000	6,518,557
Series A, Insured: GNMA / FNMA / FHLMC
4.60%, due 1/1/49	5,485,000	5,124,834
Idaho Housing & Finance Association, Department of Transportation, Transportation Expansion & Congestion, Revenue Bonds
Series A
5.25%, due 8/15/48	7,010,000	7,233,088
		22,539,882
Illinois 6.8%
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/26	17,245,000	16,445,555
Chicago Board of Education, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/27	7,000,000	7,261,834
Series A, Insured: AG
5.00%, due 12/1/34	3,000,000	3,049,829
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.75%, due 4/1/48	18,650,000	19,150,738
6.00%, due 4/1/46	16,560,000	16,758,200
Chicago O'Hare International Airport, General, Revenue Bonds, Senior Lien
Series A, Insured: AG
4.00%, due 1/1/36	8,100,000	8,094,844
Series A
4.00%, due 1/1/36	16,215,000	16,109,152
Series A, Insured: BAM
4.00%, due 1/1/43 (b)	13,500,000	11,765,793
Series D, Insured: AG
5.00%, due 1/1/38	4,750,000	5,044,800
Series D
5.00%, due 1/1/52 (b)	3,250,000	3,112,739
Series A, Insured: AG
5.50%, due 1/1/53 (b)	23,525,000	23,908,302
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
4.50%, due 1/1/48 (b)	4,725,000	4,239,581
Series E
5.00%, due 1/1/28 (b)	18,345,000	19,272,474
Series C
5.00%, due 1/1/35 (b)	3,615,000	3,876,309
Series A
5.50%, due 1/1/53 (b)	5,960,000	6,080,170

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, Revenue Bonds, Senior Lien
Series A
5.50%, due 1/1/55 (b)	$ 5,175,000	$ 5,218,274
Series B
5.50%, due 1/1/59	17,500,000	18,005,431
Chicago O'Hare International Airport, Senior Lien, Revenue Bonds, Senior Lien
Series A
5.00%, due 1/1/37 (b)	5,000,000	5,070,914
Chicago Park District, Limited Tax, Limited General Obligation
Series C
4.00%, due 1/1/35	4,000,000	3,963,396
City of Chicago, Unlimited General Obligation
Series B
4.00%, due 1/1/37	4,750,000	4,373,220
Series A
5.00%, due 1/1/32	1,400,000	1,464,866
Series A
6.00%, due 1/1/38	36,550,000	37,131,481
Series A, Insured: BAM
6.00%, due 1/1/38	5,000,000	5,096,704
City of Chicago, Wastewater Transmission Project, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 1/1/42	4,150,000	4,170,117
Series A, Insured: AG
5.50%, due 1/1/62	7,240,000	7,349,381
City of Chicago, Waterworks, Revenue Bonds, Second Lien
Series A, Insured: AG
5.25%, due 11/1/48	6,000,000	6,037,096
Series A, Insured: AG
5.50%, due 11/1/62	8,500,000	8,663,788
City of Springfield, Electric, Revenue Bonds, Senior Lien
Insured: BAM
3.00%, due 3/1/37	22,825,000	20,432,333
Cook County High School District No. 209, Proviso Township, Limited General Obligation
Series B, Insured: AG
4.00%, due 12/1/38	3,000,000	2,814,068
County of Cook, Sales Tax, Revenue Bonds
4.00%, due 11/15/37	4,250,000	4,148,287
Illinois Finance Authority, Maine Township High School District No. 207, Revenue Bonds
4.00%, due 12/1/37	3,500,000	3,433,641
Illinois Finance Authority, University of Chicago Medical Center Obligated Group, Revenue Bonds
Series B
4.00%, due 8/15/41	3,500,000	3,100,992
Illinois Finance Authority, Northwestern Memorial Healthcare, Revenue Bonds
Series A
4.00%, due 7/15/47	16,660,000	14,223,167

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Silver Cross Hospital Obligated Group, Revenue Bonds
Series C
5.00%, due 8/15/44	$ 10,000,000	$ 10,009,257
Illinois Finance Authority, Uchicago Medicine, Revenue Bonds
Series A
5.00%, due 8/15/52	4,250,000	4,104,140
Illinois Housing Development Authority, Sustainable Bonds, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 10/1/44	11,105,000	10,721,553
Illinois Housing Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/54	6,545,000	7,092,807
Series I, Insured: GNMA / FNMA / FHLMC
6.00%, due 10/1/55	4,980,000	5,495,120
Illinois Municipal Electric Agency, Revenue Bonds
Series A
4.00%, due 2/1/34	5,650,000	5,648,460
Kane County Forest Preserve District, Unlimited General Obligation
Series C
3.00%, due 12/15/26	2,880,000	2,880,194
Lake County Community High School District No. 115, Lake Forest, Unlimited General Obligation
4.25%, due 11/1/41	7,260,000	7,172,685
4.50%, due 11/1/42	7,585,000	7,589,721
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/35	17,500,000	11,529,912
Series A, Insured: NATL-RE
(zero coupon), due 6/15/36	27,500,000	17,112,155
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series B-1, Insured: AG
(zero coupon), due 6/15/43	10,000,000	3,972,032
Northern Illinois Municipal Power Agency, Revenue Bonds
Series A
5.00%, due 12/1/41	5,125,000	5,182,735
Regional Transportation Authority, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,276,723
Rock Island County Public Building Commission, County of Rock Island, Revenue Bonds
Insured: AG
5.00%, due 12/1/36	2,145,000	2,184,905
Sales Tax Securitization Corp., Revenue Bonds
Series A
4.00%, due 1/1/48	8,750,000	7,289,940
Series C
5.25%, due 1/1/34	7,500,000	7,886,222
Series C, Insured: BAM
5.25%, due 1/1/48	35,150,000	35,369,357

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sales Tax Securitization Corp., Revenue Bonds
Series C
5.50%, due 1/1/33	$ 7,280,000	$ 7,749,173
Sangamon County School District No. 186, Springfield, Unlimited General Obligation
Insured: AG
5.50%, due 6/1/58	9,475,000	9,732,885
State of Illinois, Unlimited General Obligation
Series B
5.00%, due 3/1/26	4,000,000	4,050,806
Series D
5.00%, due 11/1/26	7,375,000	7,572,878
5.00%, due 2/1/27	3,980,000	4,106,043
Series D
5.00%, due 11/1/27	10,000,000	10,458,258
5.00%, due 1/1/28	5,155,000	5,197,835
Series D
5.00%, due 11/1/28	5,000,000	5,213,065
Series A
5.00%, due 12/1/34	4,500,000	4,595,882
Series A
5.50%, due 3/1/47	4,750,000	4,828,869
Series A
6.00%, due 5/1/27	8,190,000	8,626,908
United City of Yorkville, Service Area Nos. 2005-108 & 2005-109 Special Tax Refunding Bonds, Special Tax
Insured: AG
5.00%, due 3/1/32	2,999,000	3,034,634
Village of Bellwood, Unlimited General Obligation
Insured: AG
5.00%, due 12/1/29	1,500,000	1,510,600
Village of Rosemont, Corporate Purpose, Unlimited General Obligation
Series A, Insured: AG
5.00%, due 12/1/40	6,790,000	6,875,595
Village of Schaumburg, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 12/1/41	32,050,000	29,800,535
Will County School District No. 114, Manhattan, Unlimited General Obligation
Insured: BAM
5.50%, due 1/1/49	6,210,000	6,410,553
		593,149,913
Indiana 1.2%
Crown Point Multi School Building Corp., Revenue Bonds
Insured: State Intercept
5.00%, due 1/15/40	18,375,000	18,986,673
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series L
0.70%, due 12/1/46 (a)	5,000,000	4,953,373

	Principal Amount	Value
Long-Term Municipal Bonds
Indiana
Indiana Finance Authority, Indiana University Health, Revenue Bonds
Series A
5.00%, due 10/1/41	$ 7,750,000	$ 8,006,196
Series A
5.00%, due 10/1/53	16,475,000	16,300,189
Series B-2
5.00%, due 10/1/60 (a)	9,000,000	9,806,908
Indiana Finance Authority, CWA Authority, Inc., Revenue Bonds, First Lien
Series B
5.25%, due 10/1/47	13,695,000	13,983,849
Indiana Housing & Community Development Authority, Revenue Bonds
Series C-1, Insured: GNMA / FNMA / FHLMC
4.70%, due 7/1/49	11,000,000	10,340,549
Series A-1, Insured: GNMA / FNMA / FHLMC
5.75%, due 7/1/53	2,340,000	2,486,097
Indiana Municipal Power Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 1/1/43	11,000,000	11,304,441
Series A
5.50%, due 1/1/47	8,115,000	8,419,502
		104,587,777
Iowa 0.6%
Ames Community School District, Unlimited General Obligation
1.875%, due 6/1/36	4,000,000	2,989,999
1.875%, due 6/1/37	4,000,000	2,887,413
City of Des Moines, Unlimited General Obligation
Series F
2.00%, due 6/1/37	4,450,000	3,317,784
PEFA, Inc., Gas Project, Revenue Bonds
5.00%, due 9/1/49 (a)	14,795,000	14,951,192
State of Iowa Board of Regents, University of Iowa Health Care's Hospital System, Revenue Bonds
Series A
4.50%, due 9/1/48	7,470,000	6,942,813
Series A
4.75%, due 9/1/50	15,810,000	15,131,990
Waukee Community School District, Unlimited General Obligation
Series B
2.00%, due 6/1/35	4,000,000	3,199,211
Series B
2.00%, due 6/1/37	4,265,000	3,179,853
Series B
2.00%, due 6/1/38	5,370,000	3,862,952
		56,463,207
Kansas 0.1%
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/26	565,000	565,813

	Principal Amount	Value
Long-Term Municipal Bonds
Kansas
City of Hutchinson, Hutchinson Regional Medical Center, Inc., Revenue Bonds
5.00%, due 12/1/28	$ 410,000	$ 410,044
5.00%, due 12/1/30	500,000	493,202
City of Topeka, Combined Utility, Revenue Bonds
Series A
4.00%, due 8/1/48	5,375,000	4,665,030
		6,134,089
Kentucky 0.6%
County of Carroll, Kentucky Utilities Co., Revenue Bonds
Series B
2.125%, due 10/1/34 (b)	7,500,000	5,955,158
Kentucky Housing Corp., Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	5,000,000	5,533,705
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series C
4.00%, due 2/1/50 (a)	8,640,000	8,680,184
Series A-1
4.00%, due 8/1/52 (a)	9,125,000	9,105,136
Series A-2
4.121%, due 8/1/52	17,500,000	17,519,101
Series A
5.00%, due 5/1/55 (a)	8,830,000	9,267,205
		56,060,489
Louisiana 0.5%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax
5.50%, due 7/15/53	15,945,000	16,315,087
Louisiana Housing Corp., Sustainable Bonds, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
3.25%, due 6/1/52	1,170,000	1,164,032
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
4.00%, due 5/15/42	4,250,000	3,783,132
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, Revenue Bonds, Senior Lien
5.50%, due 9/1/54 (b)	7,985,000	7,970,684
Louisiana Public Facilities Authority, Calcasieu Bridge Partners LLC, Revenue Bonds, Senior Lien
5.75%, due 9/1/64 (b)	10,785,000	10,957,124
		40,190,059
Maine 0.0% ‡
Maine State Housing Authority, Revenue Bonds
Series D
2.65%, due 11/15/46	2,380,000	1,578,187

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland 0.5%
County of Frederick, Public Facilities Project, Unlimited General Obligation
Series A
1.75%, due 10/1/36	$ 5,630,000	$ 4,201,884
Maryland Community Development Administration, Revenue Bonds
Series E, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/54	5,765,000	6,277,919
Maryland Health & Higher Educational Facilities Authority, Meritus Health Issue, Revenue Bonds
Insured: AG
5.00%, due 7/1/55	16,530,000	16,219,021
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund, Revenue Bonds
Series A, Insured: State Intercept
5.00%, due 5/1/34	4,250,000	4,429,501
State of Maryland, Department of Transportation, Revenue Bonds
3.00%, due 11/1/30	9,410,000	9,395,574
3.00%, due 11/1/31	6,375,000	6,309,418
		46,833,317
Massachusetts 0.9%
Boston Water & Sewer Commission, Revenue Bonds
Series B
3.00%, due 11/1/41	8,500,000	6,822,602
City of Worcester, Limited General Obligation
Insured: AG
3.00%, due 2/1/37	2,750,000	2,445,381
Commonwealth of Massachusetts, Consolidated Loan, Limited General Obligation
Series B
3.00%, due 2/1/48	31,045,000	22,148,217
Series C
3.00%, due 3/1/49	13,250,000	9,341,891
Series B
3.00%, due 4/1/49	7,465,000	5,260,009
Massachusetts Bay Transportation Authority, Sales Tax, Revenue Bonds
Series A
(zero coupon), due 7/1/31	11,500,000	9,400,424
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien (b)
Series B
5.00%, due 7/1/28	2,000,000	2,088,748
Series B
5.00%, due 7/1/30	3,960,000	4,223,938
Massachusetts Housing Finance Agency, Revenue Bonds
Series 220, Insured: GNMA / FNMA / FHLMC
2.125%, due 12/1/40	6,670,000	4,539,446
Series 222, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/41	4,115,000	2,881,703
Series 220, Insured: GNMA / FNMA / FHLMC
2.30%, due 12/1/44	4,500,000	2,791,419
Town of Belmont, Limited General Obligation
2.00%, due 6/1/34	3,175,000	2,680,393

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Town of Middleton, Limited General Obligation
2.00%, due 12/15/39	$ 2,675,000	$ 1,865,941
Town of Stoneham, Limited General Obligation
2.25%, due 1/15/39	4,430,000	3,324,908
		79,815,020
Michigan 1.4%
City of Lansing, Unlimited General Obligation
Series B, Insured: AG
5.00%, due 6/1/48	4,000,000	4,009,350
Detroit City School District, School Building & Site Improvement, Unlimited General Obligation
Series A, Insured: AG
5.25%, due 5/1/32	3,575,000	3,984,673
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Second Lien
Series C
5.00%, due 7/1/36	2,435,000	2,456,937
Series B
5.50%, due 7/1/52	7,470,000	7,766,185
Great Lakes Water Authority, Sewage Disposal System, Revenue Bonds, Senior Lien
Series A
5.25%, due 7/1/52	5,000,000	5,134,343
Great Lakes Water Authority, Water Supply System, Revenue Bonds, Second Lien
Series B
5.50%, due 7/1/52	6,305,000	6,525,009
Holly Area School District, Unlimited General Obligation
Series I, Insured: Q-SBLF
5.25%, due 5/1/48	3,415,000	3,498,473
Lapeer Community Schools, Unlimited General Obligation
Insured: AG
5.25%, due 5/1/46	9,000,000	9,195,987
Michigan Finance Authority, Trinity Health Credit Group, Revenue Bonds
Series MI-3
3.75%, due 12/1/38 (a)	7,000,000	7,234,642
Michigan Finance Authority, Trinity Health Corp., Revenue Bonds
Series MI-2
3.875%, due 12/1/44 (a)(e)	11,000,000	11,010,317
Michigan Finance Authority, McLaren Health Care Corp., Revenue Bonds
Series A
4.00%, due 2/15/44	8,500,000	7,338,409
Michigan Finance Authority, Trinity Health Corp. Obligated Group, Revenue Bonds
Series MI
4.00%, due 12/1/45	7,725,000	6,601,790
Michigan Finance Authority, Beaumont Health Obligated Group, Revenue Bonds
Series A
5.00%, due 11/1/44	4,660,000	4,560,836
Michigan State Housing Development Authority, Rental Housing, Revenue Bonds
Series A
3.75%, due 4/1/27	8,020,000	8,020,501

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan State Housing Development Authority, Revenue Bonds
Series A
4.35%, due 10/1/47	$ 9,095,000	$ 8,176,593
Series A
4.70%, due 12/1/43	4,800,000	4,653,331
Southgate Community School District, Unlimited General Obligation
Series II, Insured: Q-SBLF
5.25%, due 5/1/49	9,440,000	9,682,089
State of Michigan, Trunk Line, Revenue Bonds
Series A
4.00%, due 11/15/44	8,500,000	7,540,010
		117,389,475
Minnesota 0.9%
County of Washington, Unlimited General Obligation
Series A
2.25%, due 2/1/28	5,075,000	4,963,034
Elk River Independent School District No. 728, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.25%, due 2/1/36	5,250,000	4,285,250
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	9,000,000	7,167,965
Minneapolis-St Paul Metropolitan Airports Commission, Revenue Bonds
Series B
5.00%, due 1/1/28 (b)	5,000,000	5,252,787
Minnesota Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.80%, due 1/1/44	2,915,000	2,077,384
Series D, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	5,010,000	4,954,118
Series U, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	20,365,000	22,785,289
Minnesota Housing Finance Agency, Residential Housing Finance, Revenue Bonds
Series R, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,590,000	6,090,464
Moorhead Independent School District No. 152, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/38	8,000,000	6,351,172
State of Minnesota, Unlimited General Obligation
Series B
1.625%, due 8/1/37	4,000,000	2,809,824
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
2.50%, due 2/1/39	8,300,000	6,376,452
Series A, Insured: SD CRED PROG
2.50%, due 2/1/40	8,105,000	6,005,800

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
White Bear Lake Independent School District No. 624, Unlimited General Obligation
Series A, Insured: SD CRED PROG
3.00%, due 2/1/43	$ 4,060,000	$ 3,168,936
		82,288,475
Mississippi 0.1%
Mississippi Home Corp., Jackson Housing Portfolio Project, Revenue Bonds
Series 1, Insured: HUD Sector 8 FNMA
4.55%, due 4/1/42	5,000,000	4,870,126
Mississippi Home Corp., Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/39	7,500,000	7,737,974
		12,608,100
Missouri 0.8%
City of Kansas City, Water, Revenue Bonds
Series A
4.00%, due 12/1/41	2,970,000	2,690,509
Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Revenue Bonds
3.00%, due 6/1/53	5,760,000	3,812,618
5.50%, due 12/1/48	16,245,000	16,756,011
Health & Educational Facilities Authority of the State of Missouri, St Luke's Health System, Revenue Bonds
Series A
4.00%, due 11/15/48	8,500,000	7,221,691
Health & Educational Facilities Authority of the State of Missouri, CoxHealth, Revenue Bonds
Series A
4.00%, due 11/15/49	6,750,000	5,684,932
Health & Educational Facilities Authority of the State of Missouri, BJC Healthcare, Revenue Bonds
Series D
4.00%, due 1/1/58 (a)	13,020,000	10,929,946
Kansas City Industrial Development Authority, International Airport Terminal Modernization Project, Revenue Bonds
Series B
5.00%, due 3/1/46 (b)	5,000,000	4,884,096
Missouri Housing Development Commission, First Place Homeownership Loan Program, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.25%, due 5/1/47	1,310,000	1,324,707
Missouri State Environmental Improvement & Energy Resources Authority, Revenue Bonds
Series C
2.75%, due 9/1/33	8,000,000	7,157,434
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Co., Revenue Bonds
Series B
2.90%, due 9/1/33	5,000,000	4,516,797
St. Charles County School District No. R-IV, Wentzville, Unlimited General Obligation
Insured: State Aid Direct Deposit
1.875%, due 3/1/40	11,145,000	7,169,661
		72,148,402

	Principal Amount	Value
Long-Term Municipal Bonds
Montana 0.1%
Montana State Board of Regents, University of Montana/Missoula, Revenue Bonds
Insured: AG
5.25%, due 11/15/52	$ 5,000,000	$ 5,090,740
Nebraska 1.5%
County of Sarpy, Highway Allocation Fund, Limited General Obligation
1.875%, due 6/1/39	2,890,000	1,958,435
Douglas County Hospital Authority No. 3, Nebraska Methodist Health System, Revenue Bonds
5.00%, due 11/1/49	3,750,000	3,665,048
Nebraska Investment Finance Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
4.55%, due 9/1/44	5,175,000	4,904,476
Series C, Insured: GNMA / FNMA / FHLMC
4.70%, due 9/1/49	8,750,000	8,252,148
Omaha Airport Authority, Airport Facilities, Revenue Bonds
Insured: AG
5.25%, due 12/15/54 (b)	27,500,000	27,514,193
Omaha Public Power District, Electric System, Revenue Bonds
Series A
5.00%, due 2/1/47	17,500,000	17,643,712
Omaha Public Power District, Revenue Bonds
Series A
5.25%, due 2/1/52	25,930,000	26,419,019
Series A
5.50%, due 2/1/54	27,500,000	28,726,904
Omaha School District, Unlimited General Obligation
1.75%, due 12/15/36	7,635,000	5,542,249
1.75%, due 12/15/37	6,755,000	4,730,749
		129,356,933
Nevada 1.0%
City of Reno, Capital Improvement, Revenue Bonds
Series A-1, Insured: AG
4.00%, due 6/1/46	1,600,000	1,382,567
Clark County School District, Limited General Obligation
Series B, Insured: BAM
3.00%, due 6/15/36	5,500,000	4,809,200
County of Clark, Regional Transportation Commission of Southern Nevada Motor Fuel Tax, Revenue Bonds
Insured: AG
4.00%, due 7/1/40	16,500,000	15,529,404
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
4.00%, due 7/1/49	32,845,000	27,395,318
Series B
5.00%, due 7/1/43	22,430,000	22,257,576
Series A
5.00%, due 7/1/49	8,150,000	8,181,275

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Convention Center Expansion, Revenue Bonds
Series B
5.25%, due 7/1/49	$ 8,000,000	$ 8,176,273
		87,731,613
New Hampshire 1.8%
New Hampshire Business Finance Authority, St. Luke's Hospital Obligated Group, Revenue Bonds
Series B, Insured: AG
3.00%, due 8/15/46	2,995,000	2,180,907
New Hampshire Business Finance Authority, Revenue Bonds
Series 2
3.625%, due 8/20/39	19,797,920	18,039,938
Series 1, Class A
4.168%, due 1/20/41 (a)	8,505,432	8,035,402
Series 4, Class A
4.183%, due 11/20/39 (a)	18,961,625	17,972,290
Series 2
4.25%, due 7/20/41	6,401,567	6,079,399
New Hampshire Business Finance Authority, Sustainable Certificates, Revenue Bonds
Series 3, Class A
4.163%, due 10/20/41	15,655,004	14,311,458
New Hampshire Business Finance Authority, Adventist Health Energy Project, Revenue Bonds
Series C
5.25%, due 7/1/54	8,250,000	7,950,290
New Hampshire Business Finance Authority, Wheeling Power Co., Revenue Bonds
Series A
6.89%, due 4/1/34 (e)	59,175,000	61,056,333
New Hampshire Housing Finance Authority, Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	7,005,000	7,698,180
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 1/1/56	10,295,000	11,674,840
		154,999,037
New Jersey 2.4%
New Jersey Economic Development Authority, New Jersey-American Water Co., Inc., Revenue Bonds (a)(b)
Series D
1.10%, due 11/1/29	6,500,000	6,028,942
Series A
2.20%, due 10/1/39	10,000,000	9,041,938
Series B
3.75%, due 11/1/34	4,625,000	4,618,085
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.00%, due 1/1/28	1,000,000	1,001,836
5.50%, due 1/1/26	500,000	501,074
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health, Revenue Bonds
Series A
4.00%, due 7/1/36	6,420,000	6,426,430

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Senior Lien
Series B
4.25%, due 12/1/45 (b)	$ 5,640,000	$ 5,479,762
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds
Series M
4.75%, due 10/1/40	4,250,000	4,206,383
Series M
5.10%, due 10/1/50	5,125,000	5,132,560
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series C, Insured: NATL-RE
(zero coupon), due 12/15/30	10,000,000	8,440,605
Series C, Insured: AG
(zero coupon), due 12/15/34	25,900,000	18,130,368
Series A
(zero coupon), due 12/15/37	25,000,000	14,501,865
Series A
5.00%, due 12/15/26	3,500,000	3,616,723
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds
Series AA
5.25%, due 6/15/41	8,235,000	8,671,300
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series AA
5.25%, due 6/15/43	10,525,000	10,623,910
New Jersey Turnpike Authority, Revenue Bonds
Series C
5.00%, due 1/1/45	11,600,000	11,866,036
Series B
5.00%, due 1/1/46	14,150,000	14,363,818
Series B
5.25%, due 1/1/52	35,000,000	35,890,134
State of New Jersey, Various Purpose, Unlimited General Obligation
2.00%, due 6/1/37	7,500,000	5,552,432
5.00%, due 6/1/40	5,585,000	5,800,067
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/30	6,815,000	7,017,579
Series A
5.00%, due 6/1/33	3,250,000	3,317,716
Series A
5.00%, due 6/1/34	5,250,000	5,335,537
Series A
5.00%, due 6/1/36	4,950,000	5,004,348
Township of Edison, Unlimited General Obligation
2.00%, due 3/15/36	4,545,000	3,529,317
		204,098,765

	Principal Amount	Value
Long-Term Municipal Bonds
New Mexico 0.4%
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Revenue Bonds
Series A
4.00%, due 8/1/39	$ 3,000,000	$ 2,739,011
New Mexico Mortgage Finance Authority, Single-Family Mortgage Program, Revenue Bonds
Series C, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 1/1/52	6,450,000	6,373,024
New Mexico Mortgage Finance Authority, Revenue Bonds
Series D, Class I, Insured: GNMA / FNMA / FHLMC
3.00%, due 7/1/52	8,565,000	8,454,053
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/53	12,750,000	12,517,860
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Revenue Bonds
Series A, Class I, Insured: GNMA / FNMA / FHLMC
5.75%, due 3/1/56	3,800,000	4,158,613
		34,242,561
New York 14.0%
Battery Park City Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 11/1/53	12,500,000	12,707,462
City of New York, Unlimited General Obligation
Series A, Insured: BAM
3.00%, due 8/1/36	12,320,000	10,980,339
Series E-1
4.00%, due 4/1/42	17,770,000	16,283,159
Series C
5.00%, due 8/1/42	2,160,000	2,191,116
Series F-1
5.00%, due 3/1/43	4,000,000	4,051,614
Series B-1
5.25%, due 10/1/33	6,260,000	6,539,721
Series G-1
5.25%, due 2/1/45	6,820,000	7,079,600
Series C
5.25%, due 3/1/47	4,295,000	4,402,777
Series D
5.50%, due 4/1/46	23,215,000	24,397,883
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
5.00%, due 2/15/39	4,500,000	4,562,741
Long Island Power Authority, Electric System, Revenue Bonds
5.00%, due 9/1/37	2,000,000	2,072,158
Metropolitan Transportation Authority, Revenue Bonds
Series B
4.00%, due 11/15/36	3,500,000	3,392,592
Series D-1
5.00%, due 11/15/26	2,285,000	2,296,129

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series B-1
5.00%, due 11/15/42	$ 10,000,000	$ 10,403,587
Series B-2
5.00%, due 11/15/48	5,000,000	5,022,724
Series A
5.25%, due 11/15/49	13,330,000	13,439,719
Metropolitan Transportation Authority, Special Tax
Series A
5.00%, due 11/15/49	5,000,000	5,013,885
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series C, Insured: BAM
5.00%, due 11/15/42	7,700,000	7,763,375
Series D
5.00%, due 11/15/44	10,450,000	10,455,103
Metropolitan Transportation Authority, Metropolitan Transportation Authority Dedicated Tax Fund, Revenue Bonds
Series A
5.00%, due 11/15/45	6,725,000	6,783,427
Metropolitan Transportation Authority, Transportation, Revenue Bonds
Series C-1
5.25%, due 11/15/29	2,230,000	2,241,205
New York City Housing Development Corp., Sustainable Neighborhood, Revenue Bonds
Series I, Insured: FNMA
2.95%, due 11/1/45 (a)	4,325,000	4,310,350
Series E-1
3.00%, due 11/1/39	3,135,000	2,577,048
Series A-1
4.15%, due 11/1/38	14,250,000	13,793,134
New York City Housing Development Corp., Triborough Preservation LLC, Revenue Bonds
Series A-1
3.95%, due 11/15/44	3,000,000	2,600,050
New York City Housing Development Corp., Revenue Bonds
Series C-1-B
3.95%, due 11/1/48	7,355,000	6,335,539
Series F-1-A
4.30%, due 11/1/44	5,950,000	5,453,099
Series F-1-A
4.45%, due 11/1/49	5,130,000	4,706,445
Series F-1-A
4.55%, due 11/1/54	8,615,000	8,183,783
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
3.00%, due 6/15/44	32,510,000	24,137,430
Series DD-1
3.00%, due 6/15/50	3,765,000	2,582,909
Series BB-1
4.00%, due 6/15/45	7,250,000	6,472,909

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series BB-1
5.00%, due 6/15/44	$ 3,250,000	$ 3,285,594
New York City Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds
Series BB
5.00%, due 6/15/43	6,915,000	7,180,276
Series BB-1
5.25%, due 6/15/54	4,120,000	4,217,279
Series CC-1
5.25%, due 6/15/54	7,070,000	7,265,429
New York City Municipal Water Finance Authority, New York City Water & Sewer System, Revenue Bonds
Series AA-1
5.25%, due 6/15/53	20,110,000	20,708,244
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1A, Insured: State Aid Withholding
3.00%, due 7/15/39	5,000,000	4,127,958
Series S-1B, Insured: State Aid Withholding
3.00%, due 7/15/49	10,000,000	6,879,903
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-1
4.00%, due 11/1/42	7,440,000	6,692,101
Series E-1
4.00%, due 2/1/46	16,085,000	14,011,045
Series B-1
5.00%, due 11/1/36	8,500,000	8,892,727
Series A-1
5.00%, due 8/1/40	4,400,000	4,487,956
Series C-3
5.00%, due 5/1/41	5,400,000	5,479,441
Series F-1
5.00%, due 2/1/42	5,000,000	5,107,898
Series C
5.25%, due 5/1/48	12,000,000	12,322,159
Series C
5.50%, due 5/1/42	10,000,000	10,701,329
Series C
5.50%, due 5/1/43	5,000,000	5,315,805
Series C
5.50%, due 5/1/44	22,000,000	23,253,017
Series D-1
5.50%, due 11/1/45	13,300,000	13,928,436
New York City Transitional Finance Authority, Revenue Bonds
Series H-1
5.00%, due 11/1/41	3,890,000	4,082,714
Series C-1
5.00%, due 5/1/42	5,295,000	5,503,894
Series E
5.00%, due 11/1/42	8,865,000	9,214,734

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York City Transitional Finance Authority, Revenue Bonds
Series E
5.00%, due 11/1/47	$ 8,600,000	$ 8,715,143
Series H-1
5.25%, due 11/1/45	3,065,000	3,205,907
Series C-1
5.25%, due 5/1/49	2,715,000	2,802,871
Series E
5.50%, due 11/1/49	17,250,000	18,140,317
Series H-1
5.50%, due 11/1/51	5,545,000	5,832,453
Series C
5.50%, due 5/1/53	12,500,000	12,987,901
New York Energy Finance Development Corp., Revenue Bonds
5.00%, due 7/1/56 (a)	13,500,000	14,081,314
New York Liberty Development Corp., Port Authority of New York & New Jersey, Revenue Bonds
Series 1WTC
2.25%, due 2/15/41	2,830,000	1,965,085
New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Revenue Bonds
2.45%, due 9/15/69	11,125,000	10,285,833
New York Liberty Development Corp., Revenue Bonds
Series A
2.50%, due 11/15/36	4,195,000	3,340,574
Series A
3.00%, due 11/15/51	4,840,000	3,243,873
New York Liberty Development Corp., 4 World Trade Center LLC, Revenue Bonds
Series A
2.75%, due 11/15/41	13,500,000	9,770,084
Series A
2.875%, due 11/15/46	19,650,000	13,107,204
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	18,000,000	12,508,168
Insured: AG-CR
3.00%, due 2/15/42	22,150,000	17,317,774
Insured: BAM
4.00%, due 2/15/43	3,250,000	2,925,753
New York State Dormitory Authority, Fordham University, Revenue Bonds
Series A
3.00%, due 7/1/38	10,065,000	8,488,849
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
3.00%, due 3/15/39	8,500,000	7,177,920
Series A
3.00%, due 3/15/42	6,315,000	4,956,087
Series A
4.00%, due 3/15/39	17,200,000	16,432,631

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/40	$ 15,840,000	$ 14,798,191
Series E
4.00%, due 3/15/45	2,550,000	2,231,473
Series E
5.00%, due 2/15/35	2,905,000	3,072,358
Series A
5.00%, due 3/15/39	5,000,000	5,110,394
Series A
5.00%, due 3/15/46	4,750,000	4,757,933
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/48	9,000,000	6,065,523
Series A
4.00%, due 7/1/50	6,360,000	5,345,721
New York State Dormitory Authority, School Districts Financing Program, Revenue Bonds
Series A, Insured: BAM
5.00%, due 10/1/36	3,750,000	3,970,526
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/38	5,000,000	5,071,289
New York State Dormitory Authority, Revenue Bonds
Series A
5.00%, due 3/15/41	12,000,000	12,511,681
New York State Dormitory Authority, Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/47	15,780,000	15,949,854
New York State Dormitory Authority, Northwell Health, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (a)	5,000,000	5,020,622
New York State Dormitory Authority, Cornell University, Revenue Bonds
Series A
5.50%, due 7/1/54	37,185,000	39,158,107
New York State Dormitory Authority, New York University, Revenue Bonds
Series A, Insured: NATL-RE
5.75%, due 7/1/27	1,395,000	1,456,753
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Revenue Bonds
Series B
3.00%, due 6/15/38	8,100,000	6,879,983
New York State Thruway Authority, Revenue Bonds
Series B, Insured: AG-CR
3.00%, due 1/1/46	9,715,000	7,005,295
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
4.00%, due 3/15/43	7,500,000	6,715,336

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/40	$ 4,550,000	$ 3,724,582
Series A
4.00%, due 3/15/37	11,875,000	11,635,951
Series A
4.00%, due 3/15/38	5,550,000	5,361,879
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series A
5.00%, due 3/15/42	15,250,000	15,655,899
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A, Insured: AG
4.00%, due 7/1/35	10,730,000	10,364,855
Series A, Insured: AG
4.00%, due 7/1/37	11,770,000	11,153,862
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AG-CR
5.00%, due 12/1/27	4,250,000	4,448,934
Insured: AG-CR
5.00%, due 12/1/28	4,250,000	4,526,420
Insured: AG-CR
5.00%, due 12/1/29	7,900,000	8,533,864
5.00%, due 12/1/30	10,000,000	10,776,832
5.00%, due 12/1/37	3,000,000	3,050,499
Insured: AG
5.50%, due 6/30/43	4,250,000	4,324,052
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	4,000,000	4,185,483
5.00%, due 12/1/36	2,000,000	2,051,139
5.00%, due 12/1/40	2,875,000	2,870,991
New York Transportation Development Corp., JFK International Airport New Terminal One Project, Revenue Bonds
Insured: AG
5.00%, due 6/30/49 (b)	5,000,000	4,770,840
New York Transportation Development Corp., JFK NTO LLC, Revenue Bonds
Insured: AG
5.00%, due 6/30/49 (b)	4,310,000	4,107,341
New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Revenue Bonds
Series A, Insured: AG
5.25%, due 12/31/54 (b)	42,915,000	42,080,544
New York Transportation Development Corp., JFK International Airport, Revenue Bonds
Insured: AG
6.00%, due 6/30/50 (b)	19,340,000	20,370,569
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
5.00%, due 12/1/45	4,200,000	4,236,125
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 207
4.00%, due 3/15/30	11,070,000	11,293,675
4.00%, due 3/15/35	9,250,000	9,268,988

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	$ 4,175,000	$ 3,505,203
Series 242
5.00%, due 12/1/30	15,000,000	16,379,389
Series 242
5.00%, due 12/1/31	18,000,000	19,742,521
Series 246
5.00%, due 9/1/32	7,700,000	8,457,820
Series 242
5.00%, due 12/1/35	5,000,000	5,295,739
Series 231
5.50%, due 8/1/40	9,205,000	9,767,895
Series 231
5.50%, due 8/1/42	2,750,000	2,874,300
Series 231
5.50%, due 8/1/47	15,250,000	15,616,168
Rensselaer City School District, Certificate of Participation
Insured: AG State Aid Withholding
5.00%, due 6/1/32	2,000,000	2,033,651
Sachem Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.00%, due 10/15/28	5,520,000	5,520,270
State of New York, Mortgage Agency, Revenue Bonds
Series 227
2.30%, due 10/1/40	6,250,000	4,436,239
Series 239, Insured: SONYMA
2.60%, due 10/1/44	13,955,000	9,557,474
State of New York Mortgage Agency Homeowner Mortgage, Revenue Bonds
Series 242, Insured: SONYMA
3.25%, due 10/1/47	8,175,000	6,162,880
Suffolk County Water Authority, Waterworks, Revenue Bonds
Series B
3.00%, due 6/1/45	3,875,000	2,923,642
Series A
3.75%, due 6/1/36	4,900,000	4,738,570
Town of Hempstead, Limited General Obligation
2.00%, due 6/15/36	6,070,000	4,769,920
2.125%, due 6/15/38	6,720,000	5,023,736
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series C-3
3.00%, due 5/15/51	15,000,000	10,224,363
Series C-3, Insured: AG-CR
3.00%, due 5/15/51	16,010,000	10,989,160
Series D-2
4.50%, due 5/15/47	9,035,000	8,645,980
Series C
5.25%, due 11/15/40	5,000,000	5,381,055

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds, Senior Lien
Series D-2
5.25%, due 5/15/47	$ 22,750,000	$ 23,390,312
Series D-2
5.50%, due 5/15/52	25,000,000	26,004,400
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series B
5.00%, due 3/15/27	15,500,000	16,109,489
Series B
5.00%, due 11/15/37	2,850,000	2,914,178
Series A
5.00%, due 11/15/43	4,000,000	4,014,023
Series A
5.00%, due 5/15/48	4,500,000	4,510,804
Series A
5.00%, due 5/15/53	5,250,000	5,252,949
Series A
5.25%, due 5/15/52	4,340,000	4,400,484
Series A
5.25%, due 12/1/54	4,585,000	4,697,017
Triborough Bridge & Tunnel Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 5/15/54	11,000,000	11,051,949
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/33	5,890,000	5,945,040
Series A
5.00%, due 6/1/35	2,365,000	2,375,935
		1,219,803,610
North Carolina 0.8%
City of Fayetteville, Public Works Commission, Revenue Bonds
2.00%, due 3/1/35	3,330,000	2,701,841
2.00%, due 3/1/37	3,465,000	2,633,408
2.00%, due 3/1/38	3,535,000	2,594,852
2.125%, due 3/1/39	3,605,000	2,602,116
2.125%, due 3/1/40	3,680,000	2,553,403
County of Pender, Unlimited General Obligation
3.00%, due 3/1/41	5,000,000	4,077,823
3.00%, due 3/1/42	5,000,000	3,984,231
County of Union, Unlimited General Obligation
Series C
2.50%, due 9/1/36	4,000,000	3,393,200
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Project Aero, Revenue Bonds
3.75%, due 12/1/27 (a)(b)	14,250,000	14,252,814
North Carolina Housing Finance Agency, Revenue Bonds
Series 39-B, Insured: GNMA / FNMA / FHLMC
4.00%, due 7/1/48	2,010,000	2,021,427

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Housing Finance Agency, Revenue Bonds
Series 42, Insured: GNMA / FNMA / FHLMC
4.00%, due 1/1/50	$ 2,245,000	$ 2,261,488
Series 49, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/53	7,040,000	7,524,243
Series 52-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/55	9,035,000	9,820,898
North Carolina Housing Finance Agency, 1998 Trust Agreement, Revenue Bonds
Series 57-A, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	9,000,000	10,071,843
		70,493,587
North Dakota 0.1%
North Dakota Housing Finance Agency, Revenue Bonds
Series A
3.00%, due 1/1/52	3,835,000	3,794,686
North Dakota Housing Finance Agency, Sustainable Bond, Revenue Bonds
Series C
5.00%, due 7/1/42	1,500,000	1,526,325
		5,321,011
Ohio 1.0%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 6/1/48	20,590,000	13,778,429
Buckeye Tobacco Settlement Financing Authority, Senior Living Project, Revenue Bonds, Senior Lien
Series A-2, Class 1
5.00%, due 6/1/35	4,250,000	4,361,549
Cleveland-Cuyahoga County Port Authority, Annual Appropriation Bonds, Revenue Bonds
6.00%, due 11/15/25	445,000	446,160
Columbus Regional Airport Authority, John Glenn Columbus International Airport, Revenue Bonds
Series A
5.00%, due 1/1/37 (b)	4,800,000	5,021,456
County of Franklin, Ohio Hospital, Revenue Bonds
5.00%, due 5/15/40	5,565,000	5,566,795
Northeast Ohio Regional Sewer District, Revenue Bonds
3.25%, due 11/15/40	2,000,000	1,700,228
4.00%, due 11/15/43	4,175,000	3,799,334
Ohio Air Quality Development Authority, American Electric Power Co., Inc., Revenue Bonds
Series B
2.60%, due 6/1/41 (a)(b)	3,000,000	2,855,741
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group, Revenue Bonds
5.00%, due 1/1/30	210,000	221,283
5.00%, due 1/1/34	360,000	376,397
5.25%, due 1/1/36	495,000	525,174
5.25%, due 1/1/52	2,500,000	2,417,219

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
Ohio Housing Finance Agency, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
2.25%, due 9/1/40	$ 1,055,000	$ 752,655
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	5,000,000	5,537,998
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56 (d)	4,000,000	4,521,022
Ohio Housing Finance Agency, First Tiem Homebuyer Progam, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
3.00%, due 3/1/50	2,135,000	1,505,816
Olentangy Local School District, Unlimited General Obligation
2.00%, due 12/1/43	2,475,000	1,508,128
Worthington City School District, Unlimited General Obligation
5.50%, due 12/1/54	27,920,000	28,935,163
		83,830,547
Oklahoma 0.8%
Edmond Public Works Authority, Revenue Bonds
5.00%, due 7/1/42	9,405,000	9,445,025
Grand River Dam Authority, Revenue Bonds
Series A
5.00%, due 6/1/41	6,000,000	6,252,002
Lincoln County Educational Facilities Authority, Stroud Public Schools Project, Revenue Bonds
5.00%, due 9/1/28	2,450,000	2,499,299
Oklahoma Housing Finance Agency, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
4.00%, due 9/1/49	2,345,000	2,362,914
Oklahoma Turnpike Authority, Revenue Bonds
5.50%, due 1/1/53	44,455,000	46,131,007
		66,690,247
Oregon 0.4%
City of Portland, Limited General Obligation
Series A
2.00%, due 10/1/38	2,535,000	1,864,480
Series A
2.00%, due 10/1/39	2,015,000	1,436,873
Clackamas County School District No. 12, North Clackamas, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/41	7,800,000	3,301,526
Multnomah County School District No. 40, Unlimited General Obligation
Series B, Insured: School Bond Guaranty
5.50%, due 6/15/53	7,750,000	8,132,686
Port of Portland, Airport, Revenue Bonds (b)
Series A-27
5.00%, due 7/1/37	5,550,000	5,684,646
Series 29-A
5.00%, due 7/1/45	3,300,000	3,251,980

	Principal Amount	Value
Long-Term Municipal Bonds
Oregon
Port of Portland, Airport, Revenue Bonds (b)
Series 29
5.50%, due 7/1/48	$ 5,750,000	$ 5,891,461
Seaside School District No. 10, Unlimited General Obligation
Series A, Insured: School Bond Guaranty
(zero coupon), due 6/15/44	6,000,000	2,199,931
State of Oregon, Housing & Community Services Department, Revenue Bonds
Series A
3.50%, due 1/1/51	3,480,000	3,483,047
		35,246,630
Pennsylvania 2.9%
Allegheny County Airport Authority, Revenue Bonds
Series A
4.00%, due 1/1/38 (b)	4,165,000	3,973,421
Allegheny County Hospital Development Authority, UPMC Obligated Group, Revenue Bonds
Series B
5.00%, due 10/15/28	3,000,000	3,190,451
Bethel Park School District, Limited General Obligation
Insured: State Aid Withholding
5.00%, due 8/1/46	2,500,000	2,530,522
Insured: State Aid Withholding
5.50%, due 8/1/48	2,500,000	2,597,048
City of Philadelphia, Airport, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	8,020,000	7,926,273
City of Philadelphia, Water & Wastewater, Revenue Bonds
Series C
5.50%, due 6/1/47	15,500,000	16,179,019
Series B, Insured: AG
5.50%, due 9/1/53	8,865,000	9,185,839
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AG
4.00%, due 6/1/39	4,050,000	3,785,851
5.00%, due 6/1/34	3,000,000	3,097,489
Commonwealth of Pennsylvania, Unlimited General Obligation, Second Series
Series 2, Insured: AG
3.00%, due 9/15/33	12,955,000	12,199,269
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Revenue Bonds
Series A-2
4.00%, due 5/15/48	6,090,000	5,110,886
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
5.75%, due 6/30/48	6,140,000	6,199,584
Insured: AG
5.75%, due 12/31/62	25,000,000	25,552,837
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Senior Lien
Series 1-A
4.125%, due 6/1/45 (b)	12,185,000	11,582,865

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
Series A
4.00%, due 8/15/42	$ 4,000,000	$ 3,631,850
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University, Revenue Bonds
Series B-1, Insured: AG
5.00%, due 11/1/51	30,190,000	29,639,002
Series B-1, Insured: AG
5.25%, due 11/1/48	5,015,000	5,087,649
Series B-2
5.50%, due 11/1/54	7,000,000	7,150,800
Pennsylvania Housing Finance Agency, Revenue Bonds
Series 121
2.80%, due 10/1/31	6,000,000	5,735,050
Series 135-A
3.00%, due 10/1/51	4,920,000	4,885,711
Series 138-A
3.00%, due 10/1/52	6,220,000	6,123,728
Series 149-A
4.75%, due 10/1/40	14,500,000	14,259,464
Series A-141
5.75%, due 10/1/53	5,685,000	6,037,904
Series 145-A
6.00%, due 10/1/54	4,470,000	4,860,269
Series 147-A
6.25%, due 10/1/54	8,000,000	8,846,216
Pennsylvania Housing Finance Agency, Single Family Mortgage, Revenue Bonds
Series 137
3.00%, due 10/1/51	7,560,000	7,384,388
Pennsylvania Turnpike Commission, Revenue Bonds, Second Series
5.00%, due 12/1/41	3,500,000	3,562,095
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
5.25%, due 12/1/44	4,085,000	4,230,162
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Project, Revenue Bonds
Series A
5.00%, due 7/1/46	3,815,000	3,843,734
Philadelphia Authority for Industrial Development, St. Joseph's University Project, Revenue Bonds
5.25%, due 11/1/52	3,250,000	3,249,916
State Public School Building Authority, School District of Philadelphia (The), Revenue Bonds
Series A, Insured: AG State Aid Withholding
5.00%, due 6/1/31	10,000,000	10,171,648
Upper Darby School District, Limited General Obligation
Insured: BAM State Aid Withholding
5.00%, due 4/1/55	7,860,000	7,795,803
		249,606,743

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
4.00%, due 7/1/42 (e)	$ 16,600,000	$ 14,337,611
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
4.00%, due 7/1/42 (e)	29,665,000	25,622,001
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AG
4.25%, due 7/1/27	2,345,000	2,315,976
Series NN, Insured: NATL-RE
4.75%, due 7/1/33	1,140,000	1,092,407
Series TT, Insured: AG-CR
5.00%, due 7/1/27	500,000	499,985
Series SS, Insured: AG
5.00%, due 7/1/30	550,000	546,238
Series VV, Insured: NATL-RE
5.25%, due 7/1/26	1,575,000	1,579,051
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	1,470,000	1,481,293
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	1,225,000	1,225,010
Series VV, Insured: NATL-RE
5.25%, due 7/1/34	550,000	545,035
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AG
5.00%, due 8/1/27	135,000	135,368
Series A, Insured: AG
5.00%, due 8/1/30	1,440,000	1,443,886
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	27,000,000	8,402,133
Series A-1
(zero coupon), due 7/1/51	2,193,000	505,264
Insured: BHAC-CR
(zero coupon), due 8/1/54	98,098	18,056
Series A-2
4.329%, due 7/1/40	10,000,000	9,307,909
Series A-1
4.75%, due 7/1/53	14,784,000	13,269,786
		82,327,009
Rhode Island 0.1%
Providence Public Building Authority, Various Capital Projects, Revenue Bonds
Series A, Insured: AG
5.875%, due 6/15/26	355,000	355,796

	Principal Amount	Value
Long-Term Municipal Bonds
Rhode Island
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds
Series 77-A, Insured: GNMA
4.25%, due 4/1/51	$ 9,175,000	$ 9,342,345
		9,698,141
South Carolina 1.4%
Charleston County Airport District, Revenue Bonds
Series B
5.00%, due 7/1/49	5,000,000	5,010,017
Patriots Energy Group Financing Agency, Revenue Bonds
Series B-2
4.821%, due 2/1/54	15,000,000	15,515,265
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds
Series A, Insured: AG-CR
4.00%, due 11/1/42	12,895,000	11,916,391
South Carolina Jobs-Economic Development Authority, AnMed Health, Revenue Bonds
4.25%, due 2/1/48	12,425,000	11,240,638
5.25%, due 2/1/53	8,180,000	8,347,870
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: AG-CR
4.00%, due 12/1/29	367,000	383,163
Series A, Insured: AG-CR
5.00%, due 12/1/31	2,250,000	2,460,511
Series A, Insured: AG-CR
5.00%, due 12/1/36	12,750,000	13,572,151
Series E, Insured: AG
5.00%, due 12/1/52	14,550,000	14,559,149
Series E, Insured: AG
5.50%, due 12/1/42	9,125,000	9,657,698
South Carolina Public Service Authority, Revenue Bonds
Series B
5.25%, due 12/1/54	8,875,000	8,931,560
South Carolina State Housing Finance & Development Authority, Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	9,965,000	11,296,175
Series B, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	5,500,000	6,230,592
		119,121,180
South Dakota 0.3%
South Dakota Conservancy District, Revenue Bonds
Series A
5.00%, due 8/1/55	7,500,000	7,598,155
South Dakota Housing Development Authority, Revenue Bonds
Series B
3.00%, due 11/1/52	5,965,000	5,899,671
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	3,985,000	4,433,361

	Principal Amount	Value
Long-Term Municipal Bonds
South Dakota
South Dakota Housing Development Authority, Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/56	$ 3,500,000	$ 3,891,992
Series A, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	5,000,000	5,659,109
		27,482,288
Tennessee 0.9%
County of Knox, Unlimited General Obligation
Series B
3.00%, due 6/1/34	3,665,000	3,440,358
County of Rutherford, Unlimited General Obligation
1.625%, due 4/1/34	5,375,000	4,249,106
1.875%, due 4/1/39	4,120,000	2,799,186
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Revenue Bonds
Series A
3.00%, due 7/1/40	3,500,000	2,840,118
Metropolitan Government of Nashville & Davidson County, Electric, Revenue Bonds
Series A
5.25%, due 5/15/49	5,000,000	5,184,353
Metropolitan Nashville Airport Authority (The), Revenue Bonds
Series A
4.00%, due 7/1/49	3,500,000	3,018,543
Series B
5.50%, due 7/1/40 (b)	2,000,000	2,104,012
Series B
5.50%, due 7/1/41 (b)	3,250,000	3,394,140
Series B
5.50%, due 7/1/52 (b)	3,000,000	3,060,565
State of Tennessee, Unlimited General Obligation
Series A
5.00%, due 5/1/42	10,000,000	10,548,566
Tennergy Corp., Revenue Bonds
Series A
5.00%, due 10/1/54 (a)	8,835,000	9,306,480
Tennessee Energy Acquisition Corp., Gas Project, Revenue Bonds
4.00%, due 11/1/49 (a)	22,155,000	22,183,234
Tennessee Housing Development Agency, Revenue Bonds
Series 2
2.50%, due 1/1/31	2,020,000	1,893,042
		74,021,703
Texas 10.0%
Alvin Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/45	4,500,000	3,247,122
Austin Community College District, Limited General Obligation
5.25%, due 8/1/53	7,550,000	7,702,919

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Bastrop Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	$ 6,785,000	$ 6,842,511
Boerne Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.125%, due 2/1/53 (a)	8,360,000	8,373,424
Central Texas Turnpike System, Revenue Bonds, Second Tier
Series C
5.00%, due 8/15/32	10,000,000	11,108,491
Series C
5.00%, due 8/15/33	12,500,000	13,893,685
Series C
5.00%, due 8/15/34	25,000,000	27,749,857
Central Texas Turnpike System, Revenue Bonds, First Tier
Series B
5.00%, due 8/15/42 (a)	11,500,000	12,334,641
City of Austin, Airport System, Revenue Bonds
5.00%, due 11/15/31 (b)	5,000,000	5,002,457
City of Celina, Limited General Obligation
1.75%, due 9/1/36	3,395,000	2,465,463
1.875%, due 9/1/37	3,455,000	2,443,265
1.875%, due 9/1/39	3,585,000	2,331,557
City of Corpus Christi, Utility System, Revenue Bonds, Senior Lien
5.00%, due 7/15/49	5,000,000	5,017,315
City of Dallas, Limited General Obligation
Series A, Insured: AG
2.25%, due 2/15/40	5,035,000	3,568,109
City of Dallas, Hotel Occupancy Tax, Revenue Bonds
4.00%, due 8/15/36	1,150,000	1,096,035
City of El Paso, Limited General Obligation
Insured: BAM
4.00%, due 8/15/42	125,000	126,786
Insured: BAM
4.00%, due 8/15/42	10,820,000	9,693,919
City of Fort Worth, General purpose, Limited General Obligation
2.00%, due 3/1/38	5,000,000	3,638,853
2.00%, due 3/1/41	5,470,000	3,543,089
City of Frisco, Limited General Obligation
2.00%, due 2/15/38	4,740,000	3,515,783
City of Houston, Combined Utility System, Revenue Bonds, First Lien
Series B
4.50%, due 11/15/38	2,450,000	2,423,811
City of Houston, Hotel Occupancy Tax & Special Tax, Revenue Bonds
5.00%, due 9/1/31	2,200,000	2,203,359
City of Houston, Airport System, Revenue Bonds (b)
Series A
5.25%, due 7/1/42 (d)	6,000,000	6,132,620

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
City of Houston, Airport System, Revenue Bonds (b)
Series A, Insured: AG
5.25%, due 7/1/48	$ 7,755,000	$ 7,770,864
City of Lubbock, Electric Light & Power System, Revenue Bonds
Insured: AG-CR
4.00%, due 4/15/46	8,150,000	7,094,217
City of Missouri City, Limited General Obligation
2.125%, due 6/15/40	2,530,000	1,725,352
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Junior Lien
5.00%, due 2/1/44	4,500,000	4,503,501
City of San Antonio, Electric & Gas Systems, Revenue Bonds
Series C
5.50%, due 2/1/49	5,000,000	5,267,814
Series A
5.718%, due 2/1/41	6,000,000	6,044,193
Comal Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/1/39	7,670,000	6,292,137
Insured: PSF-GTD
3.00%, due 2/1/40	12,500,000	9,925,214
Conroe Independent School District, Unlimited General Obligation
Insured: PSF-GTD
2.50%, due 2/15/37	4,000,000	3,308,185
Cottonwood Creek Municipal Utility District No. 1, Unlimited General Obligation
Series A, Insured: BAM
2.50%, due 9/1/43	2,745,000	1,815,114
County of Bexar, Limited General Obligation
3.00%, due 6/15/41	4,375,000	3,520,897
County of Collin, Limited General Obligation
2.25%, due 2/15/41	4,740,000	3,271,511
Crowley Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/1/49	10,230,000	10,336,267
Dallas Fort Worth International Airport, Revenue Bonds
Series A
4.00%, due 11/1/34	18,000,000	18,242,087
Series C
5.00%, due 11/1/29 (b)	11,500,000	12,396,571
Denton Independent School District, Unlimited General Obligation
Insured: PSF-GTD
1.80%, due 8/15/37	6,000,000	4,307,867
Insured: PSF-GTD
5.00%, due 8/15/48	18,125,000	18,269,696
El Paso County Hospital District, Limited General Obligation
Insured: AG
5.00%, due 8/15/40	3,750,000	3,908,172
EP Cimarron Ventanas PFC, Home Essential Function Housing Project, Revenue Bonds
4.125%, due 12/1/39	6,600,000	6,132,446

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Fort Bend County Fresh Water Supply District No. 1, Unlimited General Obligation
Insured: BAM
3.00%, due 8/15/43	$ 4,000,000	$ 2,935,151
Fort Bend County Municipal Utility District No. 131, Unlimited General Obligation
Insured: AG
2.50%, due 9/1/45	2,540,000	1,592,172
Fort Bend County Water Control & Improvement District No. 2, Unlimited General Obligation
Series A
3.125%, due 9/1/49	5,220,000	3,868,238
Fort Bend Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
4.00%, due 8/1/54 (a)	13,875,000	14,165,887
Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, Revenue Bonds
Series A
3.00%, due 10/1/51	2,900,000	1,984,181
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds
Series A
5.00%, due 7/1/52	4,000,000	3,948,342
Harris County Hospital District, Limited General Obligation
5.50%, due 2/15/50	12,500,000	13,101,483
Harris County Municipal Utility District No. 105, Unlimited General Obligation
Insured: BAM
3.00%, due 3/1/42	4,200,000	3,060,005
Harris County Municipal Utility District No. 165, Unlimited General Obligation
Insured: AG
2.25%, due 3/1/45	4,790,000	2,878,008
Harris County Municipal Utility District No. 166, Unlimited General Obligation
Insured: AG
2.75%, due 9/1/42	2,235,000	1,594,820
Hays Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	8,000,000	8,037,904
Lamar Consolidated Independent School District, Unlimited General Obligation
Insured: AG
5.50%, due 2/15/58	6,685,000	6,916,651
Leander Independent School District, Unlimited General Obligation
Series A, Insured: PSF-GTD
(zero coupon), due 8/16/44	8,300,000	3,083,824
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.00%, due 11/1/40 (b)	7,210,000	6,603,682
Lower Colorado River Authority, LCRA Transmission Services Corp., Revenue Bonds
Insured: AG
5.00%, due 5/15/49	7,790,000	7,843,721
Insured: AG
5.50%, due 5/15/48	7,500,000	7,756,061
Insured: AG
5.50%, due 5/15/53	8,470,000	8,784,550

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Revenue Bonds
5.00%, due 5/15/50	$ 6,660,000	$ 6,647,084
Lubbock-Cooper Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/46	5,000,000	5,088,383
Marshall Independent School District, Unlimited General Obligation
Insured: PSF-GTD
4.00%, due 2/15/48	3,620,000	3,132,035
Matagorda County Navigation District No. 1, Central Power and Light Company Project, Revenue Bonds
Series A
2.60%, due 11/1/29	13,500,000	13,002,950
North Texas Municipal Water District, Sabine Creek Regional Wastewater System, Revenue Bonds
Insured: AG
4.375%, due 6/1/52	3,600,000	3,219,184
North Texas Tollway Authority, Revenue Bonds, First Tier
Series A
4.125%, due 1/1/39	2,250,000	2,228,466
Series A
4.125%, due 1/1/40	5,500,000	5,325,249
Series A
5.25%, due 1/1/38	6,700,000	7,161,379
Northside Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.35%, due 8/15/36	3,250,000	3,035,052
Insured: PSF-GTD
3.45%, due 8/15/37	6,430,000	5,971,041
Pasadena Independent School District, Unlimited General Obligation
Series B, Insured: PSF-GTD
3.23%, due 2/15/44 (a)	10,475,000	10,533,783
Pearland Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 2/15/32	845,000	856,428
Insured: PSF-GTD
5.25%, due 2/15/32	4,155,000	4,203,736
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/44 (b)	6,400,000	5,322,572
Royse City Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/53	10,000,000	10,065,291
San Antonio Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 8/15/52	8,715,000	8,740,933
San Antonio Water System, Revenue Bonds, Junior Lien
Series A
5.25%, due 5/15/52	10,890,000	11,113,331
Series B
5.25%, due 5/15/52	29,110,000	29,592,618

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
San Leon Municipal Utility District, Unlimited General Obligation
Insured: AG
3.00%, due 9/1/44	$ 4,150,000	$ 3,065,505
Sienna Parks & Levee Improvement District of Fort Bend County, Unlimited General Obligation
Insured: AG
2.25%, due 9/1/45	3,000,000	1,831,772
State of Texas, College Student Loan, Unlimited General Obligation (b)
Series B
4.00%, due 8/1/26	10,000,000	10,010,934
5.50%, due 8/1/32	3,500,000	3,572,489
State of Texas, Mobility Fund, Unlimited General Obligation
Series B
5.00%, due 10/1/36	27,500,000	27,545,908
Tarrant County Cultural Education Facilities Finance Corp., Cook Children's Medical Center, Revenue Bonds
4.125%, due 12/1/54	8,750,000	7,451,596
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
Series B
5.00%, due 11/15/46	5,000,000	4,568,735
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Revenue Bonds
Series A
5.00%, due 11/15/49 (d)	6,000,000	5,998,436
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project, Revenue Bonds
Series D
5.00%, due 11/15/51	4,600,000	4,548,677
Tarrant County Cultural Education Facilities Finance Corp., CHRISTUS Health Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/53 (a)	8,000,000	8,655,295
Texas Department of Housing & Community Affairs, Revenue Bonds
Series A, Insured: GNMA
3.50%, due 3/1/51	2,425,000	2,427,070
Series A, Insured: GNMA
3.50%, due 7/1/52	10,745,000	10,758,284
Series A, Insured: GNMA / FNMA
3.95%, due 1/1/50	3,270,000	2,660,862
Series A, Insured: GNMA
5.00%, due 1/1/49	4,000,000	3,933,038
Series A, Insured: GNMA
5.125%, due 1/1/54	3,250,000	3,203,851
Series A, Insured: GNMA
5.50%, due 9/1/52	2,620,000	2,789,592
Series A, Insured: GNMA
5.75%, due 1/1/56	5,000,000	5,490,874
Series B, Insured: GNMA
6.00%, due 3/1/53	10,630,000	11,599,504
Texas Department of Housing & Community Affairs, Residential Mortgage, Revenue Bonds
Series A, Insured: GNMA / FNMA
4.75%, due 1/1/49	15,000	15,221

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.713%, due 9/15/27	$ 27,930,000	$ 27,979,414
Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply, Revenue Bonds
5.00%, due 12/15/25	1,525,000	1,533,452
5.00%, due 12/15/26	4,925,000	5,030,902
5.00%, due 12/15/28	3,000,000	3,144,944
5.00%, due 12/15/32	10,075,000	10,688,775
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds
5.00%, due 1/1/55 (a)	35,120,000	36,986,210
Texas Municipal Gas Acquisition and Supply Corp. I, Revenue Bonds, Senior Lien
Series D
6.25%, due 12/15/26	1,655,000	1,697,480
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/30/35	2,300,000	2,247,011
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/33	2,740,000	2,878,131
5.00%, due 6/30/34	2,500,000	2,617,159
5.00%, due 12/31/34	3,125,000	3,259,949
5.125%, due 6/30/35	2,500,000	2,614,923
5.125%, due 12/31/35	2,500,000	2,599,028
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
5.50%, due 12/31/58 (b)	17,335,000	17,364,830
Texas State Technical College, Financing System Improvement, Revenue Bonds
Series A, Insured: AG
5.50%, due 8/1/42	3,750,000	3,981,402
Texas Water Development Board, State Water Implementation, Revenue Bonds
2.50%, due 10/15/39	3,000,000	2,292,816
Texas Water Development Board, State Water Implementation Fund, Revenue Bonds
4.65%, due 10/15/40	3,505,000	3,560,284
Series A
4.75%, due 10/15/43	17,490,000	17,602,922
5.00%, due 10/15/47	4,385,000	4,425,851
Series A
5.25%, due 10/15/51	22,000,000	22,489,430
Travis County Municipal Utility District No. 14, Unlimited General Obligation
Insured: AG
2.40%, due 9/1/45	2,630,000	1,626,529
Travis County Municipal Utility District No. 17, Unlimited General Obligation
Insured: AG
2.20%, due 9/1/45	2,690,000	1,594,801
Travis County Municipal Utility District No. 21, Unlimited General Obligation
Insured: BAM
2.25%, due 9/1/45	2,700,000	1,639,644

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Upper Brushy Creek Water Control and Improvement District, Unlimited General Obligation
3.00%, due 8/15/47	$ 2,885,000	$ 2,016,026
Waller Consolidated Independent School District, Unlimited General Obligation
Insured: PSF-GTD
3.00%, due 2/15/40	4,250,000	3,436,303
Insured: PSF-GTD
3.00%, due 2/15/41	7,000,000	5,526,918
Waxahachie Independent School District, Unlimited General Obligation
Insured: PSF-GTD
5.00%, due 2/15/48	3,035,000	3,076,239
West Harris County Regional Water Authority, Revenue Bonds
Insured: BAM
3.50%, due 12/15/46	4,500,000	3,484,162
Wylie Independent School District, School Building, Unlimited General Obligation
Insured: PSF-GTD
5.25%, due 8/15/54	35,855,000	36,673,656
		866,178,205
U.S. Virgin Islands 0.8%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/28	5,000,000	5,111,489
Series A
5.00%, due 10/1/30	11,805,000	12,104,378
Series A
5.00%, due 10/1/32	11,805,000	12,054,821
Series A
5.00%, due 10/1/39	35,670,000	35,611,712
Virgin Islands Public Finance Authority, Revenue Bonds
Series C, Insured: AG-CR
5.00%, due 10/1/39	7,575,000	7,593,360
		72,475,760
Utah 2.5%
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
4.00%, due 7/1/41	5,750,000	5,159,062
Series A
5.00%, due 7/1/30	3,250,000	3,516,950
Series A
5.00%, due 7/1/31	6,155,000	6,683,298
Series A
5.00%, due 7/1/32	3,750,000	3,992,489
Series A
5.00%, due 7/1/33	3,000,000	3,053,874
Series A
5.00%, due 7/1/43	5,000,000	4,916,464

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/47	$ 30,040,000	$ 29,381,694
Series A
5.25%, due 7/1/48	7,250,000	7,232,985
County of Salt Lake, Option Sales & Use Tax, Revenue Bonds
Series B
2.70%, due 2/1/28	2,625,000	2,621,127
Series B
2.85%, due 2/1/29	130,000	130,105
Davis School District, Unlimited General Obligation
Insured: School Bond Guaranty
3.35%, due 6/1/35	4,525,000	4,314,423
Insured: School Bond Guaranty
3.375%, due 6/1/36	4,675,000	4,384,553
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Revenue Bonds, First Lien
Series A, Insured: AG
5.50%, due 6/1/50	16,000,000	16,688,490
Intermountain Power Agency, Revenue Bonds
Series A
5.00%, due 7/1/34	8,195,000	8,762,650
Series A
5.00%, due 7/1/39	50,000	51,972
Series A
5.00%, due 7/1/42	2,655,000	2,692,390
Series A
5.00%, due 7/1/42	4,265,000	4,323,649
Series A
5.00%, due 7/1/43	4,000,000	4,039,509
Series A
5.00%, due 7/1/44	2,000,000	2,012,025
Series A
5.25%, due 7/1/43	18,000,000	18,433,526
Series A
5.25%, due 7/1/44	19,850,000	20,228,131
Series A
5.25%, due 7/1/45	13,020,000	13,199,099
Jordan School District, School Building, Unlimited General Obligation
Insured: School Bond Guaranty
2.25%, due 6/15/36	1,225,000	1,012,731
University of Utah (The), Revenue Bonds
Series B
5.25%, due 8/1/53	7,830,000	8,019,771
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	1,750,000	1,497,344

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Housing Corp., Mortgage-Backed, Revenue Bonds
Series H-G2, Insured: GNMA
4.50%, due 10/21/48	$ 447,878	$ 436,118
Series J-G2, Insured: GNMA
4.50%, due 12/21/48	399,312	388,831
Series A, Insured: GNMA
4.50%, due 1/21/49	976,506	950,675
Series B-G2, Insured: GNMA
4.50%, due 2/21/49	1,019,805	992,705
Series G-2, Insured: GNMA
5.00%, due 7/21/52	12,334,444	12,318,073
Series H-G2, Insured: GNMA
5.00%, due 8/21/52	18,356,523	18,471,630
Series C-G2, Insured: GNMA
5.50%, due 4/21/53	4,113,177	4,168,534
Utah Housing Corp., Promontory Place Apartments, Revenue Bonds
Series A, Insured: FNMA
4.69%, due 2/1/45	5,000,000	4,813,117
		218,887,994
Virginia 0.6%
Arlington County Industrial Development Authority, Virginia Hospital Center Arlington Health System Obligated Group, Revenue Bonds
3.75%, due 7/1/50	4,550,000	3,558,297
Arlington County Industrial Development Authority, Virginia Hospital Center, Revenue Bonds
4.00%, due 7/1/45	4,720,000	4,175,853
Series A
5.00%, due 7/1/53 (a)	10,000,000	10,830,856
City of Alexandria, Unlimited General Obligation
Series A, Insured: State Aid Withholding
2.00%, due 12/15/39	1,550,000	1,066,493
City of Harrisonburg, Unlimited General Obligation
Series A, Insured: State Aid Withholding
1.875%, due 7/15/37	3,200,000	2,317,069
Norfolk Redevelopment & Housing Authority, Oak Park and Colonial Hall, Revenue Bonds
Insured: FNMA
4.25%, due 9/1/42 (a)	6,655,000	6,148,079
Roanoke Economic Development Authority, Carilion Clinic Obligated Group, Revenue Bonds
Series A
3.00%, due 7/1/45	7,500,000	5,354,225
Virginia College Building Authority, 21st Century College & Equipment Programs, Revenue Bonds
Series D, Insured: State Intercept
3.00%, due 2/1/26	4,000,000	4,000,879
Virginia Housing Development Authority, Revenue Bonds
Series F
3.625%, due 7/1/55 (a)	4,270,000	4,269,897

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Virginia Port Authority, Commonwealth Port, Revenue Bonds
Series A
5.25%, due 7/1/48	$ 3,900,000	$ 4,015,584
Virginia Public School Authority, Revenue Bonds
Series B, Insured: State Intercept
2.25%, due 8/1/29	7,000,000	6,745,009
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/47 (b)	2,250,000	2,151,198
		54,633,439
Washington 1.4%
Douglas County Public Utility District No. 1, Wells Hydroelectric Project, Revenue Bonds
Series B
5.00%, due 9/1/47	10,030,000	10,057,211
Energy Northwest, Bonneville Power Administration, Revenue Bonds
Series A
5.00%, due 7/1/35	4,250,000	4,528,636
Fircrest Properties, State of Washington Department of Social & Health Services, Revenue Bonds
5.50%, due 6/1/49	14,620,000	15,328,311
Port of Seattle, Revenue Bonds (b)
Series A
5.00%, due 5/1/30	4,000,000	4,102,048
5.00%, due 4/1/44	5,580,000	5,404,235
Series B
5.50%, due 8/1/47	6,025,000	6,148,343
Port of Seattle, Intermediate Lien, Revenue Bonds (b)
Series C
5.00%, due 8/1/30	5,000,000	5,371,722
Series C
5.00%, due 8/1/38	8,965,000	9,145,375
State of Washington, Various Purpose, Unlimited General Obligation
Series A
5.00%, due 8/1/35	4,000,000	4,377,737
Series A
5.00%, due 8/1/38	10,565,000	11,332,855
Series C
5.00%, due 2/1/41	4,250,000	4,384,592
Series A
5.00%, due 8/1/41	11,700,000	12,201,155
State of Washington, Unlimited General Obligation
Series A
5.00%, due 8/1/47	8,680,000	8,832,397
Washington State Housing Finance Commission, Revenue Bonds
Series 1-N, Insured: GNMA / FNMA / FHLMC
2.00%, due 6/1/33	1,340,000	1,092,022
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.00%, due 12/1/50	3,220,000	3,189,174

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Housing Finance Commission, Revenue Bonds
Series 2-N, Insured: GNMA / FNMA / FHLMC
3.75%, due 12/1/49	$ 2,200,000	$ 2,217,487
Series 2
4.221%, due 3/1/50 (a)	5,566,770	5,124,387
Series 1-N, Insured: GNMA / FNMA / FHLMC
5.00%, due 12/1/44	5,000,000	4,976,557
Washington State Housing Finance Commission, Single-Family Program, Revenue Bonds
Series 1-N
4.00%, due 6/1/49	90,000	90,597
		117,904,841
West Virginia 0.3%
West Virginia Hospital Finance Authority, United Health System, Revenue Bonds
Series A
5.00%, due 6/1/52	15,670,000	15,178,257
West Virginia Hospital Finance Authority, Vandalia Health, Inc., Revenue Bonds
Series B, Insured: AG
5.50%, due 9/1/48	8,600,000	8,959,606
West Virginia Hospital Finance Authority, Vandalia Health, Inc. Obligated Group, Revenue Bonds
Series B
6.00%, due 9/1/48	5,200,000	5,511,048
		29,648,911
Wisconsin 1.4%
FHLMC Multifamily VRD Certificates, Revenue Bonds
Series M-051, Class A
2.65%, due 6/15/35 (e)	2,417,156	2,023,017
Series ML-27, Insured: FHLMC
4.759%, due 8/25/41	41,335,897	41,262,856
Howard-Suamico School District, Unlimited General Obligation
2.00%, due 3/1/36	4,825,000	3,729,449
2.00%, due 3/1/39	5,200,000	5,131,089
2.00%, due 3/1/40	3,245,000	3,201,997
2.00%, due 3/1/41	4,540,000	4,479,836
Public Finance Authority, Georgia SR 400 Express Lanes Project, Revenue Bonds, Senior Lien (b)
5.75%, due 12/31/65	17,500,000	16,709,145
6.50%, due 12/31/65	9,350,000	9,765,545
River Falls School District, Unlimited General Obligation
Series A
3.35%, due 4/1/34	2,765,000	2,732,266
Series A
3.40%, due 4/1/35	2,595,000	2,547,451
Series A
3.45%, due 4/1/36	3,130,000	3,050,952
Sun Prairie Area School District, Unlimited General Obligation
2.00%, due 3/1/41	9,755,000	6,184,110

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Waunakee Community School District, Unlimited General Obligation
3.25%, due 4/1/28	$ 5,360,000	$ 5,360,299
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Revenue Bonds
4.00%, due 8/15/42	6,350,000	5,697,083
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Revenue Bonds
4.00%, due 8/15/48	4,015,000	3,363,570
Wisconsin Housing & Economic Development Authority, Home Ownership, Sustainable Bond, Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.00%, due 9/1/39	6,100,000	6,307,055
		121,545,720
Wyoming 0.2%
County of Campbell, Basin Electric Power Cooperative, Revenue Bonds
Series A
3.625%, due 7/15/39	6,115,000	5,293,229
Wyoming Community Development Authority, Revenue Bonds
Series 1
5.75%, due 6/1/53	4,485,000	4,750,328
Series 1
6.00%, due 12/1/54	3,435,000	3,740,952
		13,784,509
Total Long-Term Municipal Bonds (Cost $8,637,367,679)		8,556,633,756
Short-Term Municipal Notes 1.1%
California 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds
Insured: BAM
2.44%, due 7/1/46 (e)(f)	3,315,000	3,315,000
Florida 0.2%
Hillsborough County Industrial Development Authority, BayCare Health System, Revenue Bonds
Series D
2.75%, due 11/15/54 (f)	19,000,000	19,000,000
New Jersey 0.0% ‡
Tender Option Bond Trust Receipts, Revenue Bonds
2.83%, due 6/15/50 (e)(f)	1,500,000	1,500,000
Ohio 0.3%
State of Ohio, Cleveland Clinic Health System, Revenue Bonds
Series E
2.55%, due 1/1/52 (f)	23,755,000	23,755,000

	Principal Amount	Value
Short-Term Municipal Notes
Pennsylvania 0.1%
Philadelphia Authority for Industrial Development, Children's Hospital of Philadelphia Obligated Group, Revenue Bonds
Series B-2
2.75%, due 7/1/54 (f)	$ 5,165,000	$ 5,165,000
Wisconsin 0.5%
BlackRock Municipal 2030 Target Term Trust
Series W-7
2.44%, due 12/31/30 (b)(e)(f)	40,000,000	40,000,000
Total Short-Term Municipal Notes (Cost $92,735,000)		92,735,000
Total Municipal Bonds (Cost $8,730,102,679)		8,649,368,756

	Shares
Short-Term Investment 0.1%
Unaffiliated Investment Company 0.1%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (g)	6,180,404	6,180,404
Total Short-Term Investment (Cost $6,180,404)		6,180,404
Total Investments (Cost $8,736,283,083)	99.7%	8,655,549,160
Other Assets, Less Liabilities	0.3	26,185,931
Net Assets	100.0%	$ 8,681,735,091

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(d)	Delayed delivery security.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(g)	Current yield as of July 31, 2025.

Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Long Bonds	(1,125)	September 2025	$ (127,201,612)	$ (128,460,938)	$ (1,259,326)

1.	As of July 31, 2025, cash in the amount of $4,162,500 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
HUD—Housing and Urban Development
MTA—Metropolitan Transportation Authority
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
Q-SBLF—Qualified School Board Loan Fund
SD CRED PROG—School District Credit Enhancement Program
SONYMA—State of New York Mortgage Agency
UT CSCE—Utah Charter School Credit Enhancement Program

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 8,556,633,756	$ —	$ 8,556,633,756
Short-Term Municipal Notes	—	92,735,000	—	92,735,000
Total Municipal Bonds	—	8,649,368,756	—	8,649,368,756
Short-Term Investment
Unaffiliated Investment Company	6,180,404	—	—	6,180,404
Total Investments in Securities	$ 6,180,404	$ 8,649,368,756	$ —	$ 8,655,549,160
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,259,326)	$ —	$ —	$ (1,259,326)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay U.S. Infrastructure Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 98.5%
Corporate Bonds 5.6%
Commercial Services 2.4%
Chapman University
Series 2021
1.867%, due 4/1/29	$ 1,000,000	$ 902,982
Series 2021
2.067%, due 4/1/31	2,616,000	2,230,650
Duke University
3.199%, due 10/1/38	3,000,000	2,436,483
Johns Hopkins University
Series A
1.972%, due 7/1/30	2,270,000	2,029,644
President and Fellows of Harvard College
4.887%, due 3/15/30	7,500,000	7,678,208
5.625%, due 10/1/38	1,205,000	1,255,165
Toll Road Investors Partnership II LP (a)
(zero coupon), due 2/15/39	10,000,000	3,559,155
(zero coupon), due 2/15/41	10,000,000	2,910,117
Trustees of Princeton University (The)
4.647%, due 7/1/30	5,250,000	5,328,434
5.70%, due 3/1/39	1,000,000	1,053,754
University of Chicago (The)
Series 2024
5.038%, due 4/1/31	7,500,000	7,676,914
Wake Forest University
3.451%, due 1/15/32	3,500,000	3,315,560
		40,377,066
Healthcare-Services 3.2%
Advocate Health & Hospitals Corp.
3.829%, due 8/15/28	1,590,000	1,567,067
Lifespan Corp.
Series 2025
5.05%, due 2/15/30	9,195,000	9,258,054
Marshfield Clinic Health System, Inc.
Series 2024
5.75%, due 2/15/34	9,000,000	9,186,007
Orlando Health Obligated Group
5.475%, due 10/1/35	2,725,000	2,796,014
Prime Healthcare Foundation, Inc.
Series B
7.00%, due 12/1/27	2,000,000	2,031,505
Sutter Health
Series 2025
5.213%, due 8/15/32	11,000,000	11,246,250
Series 2025
5.537%, due 8/15/35	5,500,000	5,640,224

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
UC Health LLC
Series 2025
5.858%, due 8/1/35	$ 12,500,000	$ 12,907,604
		54,632,725
Total Corporate Bonds (Cost $93,917,923)		95,009,791
Municipal Bonds 92.9%
Alabama 0.2%
Alabama Federal Aid Highway Finance Authority Revenue Bonds
Series B
1.856%, due 9/1/29	305,000	277,742
Series B
2.156%, due 9/1/32	945,000	801,359
Series B
2.156%, due 9/1/32	3,055,000	2,612,819
Series B
2.256%, due 9/1/33	5,000	4,160
		3,696,080
Arizona 0.2%
Arizona Board of Regents, Arizona State University Revenue Bonds
Series C
4.531%, due 7/1/29	1,525,000	1,542,845
Arizona Industrial Development Authority, Voyager Foundation Inc., Project Revenue Bonds
3.65%, due 10/1/29	1,115,000	1,060,520
3.90%, due 10/1/34	1,900,000	1,641,860
		4,245,225
Arkansas 0.9%
City of Springdale, Sales & Use Tax Revenue Bonds
Series A, Insured: BAM
5.053%, due 8/1/29	3,345,000	3,447,035
Series A, Insured: BAM
5.103%, due 8/1/30	1,500,000	1,548,661
Series A, Insured: BAM
5.11%, due 8/1/31	2,100,000	2,160,016
Series A, Insured: BAM
5.16%, due 8/1/32	2,000,000	2,050,527
Series A, Insured: BAM
5.21%, due 8/1/33	1,150,000	1,176,122

	Principal Amount	Value
Municipal Bonds
Arkansas
Rogers School District No. 30 Limited General Obligation
Insured: State Aid Withholding
5.50%, due 12/1/29	$ 1,000,000	$ 1,023,294
Texarkana School District No. 7 Limited General Obligation
Insured: State Aid Withholding
2.30%, due 2/1/44	5,235,000	3,294,176
		14,699,831
California 18.5%
Alameda Corridor Transportation Authority Revenue Bonds, Sub. Lien
Series B, Insured: AG-CR AMBAC
(zero coupon), due 10/1/31	5,590,000	4,164,264
Series B, Insured: BAM AMBAC
(zero coupon), due 10/1/32	4,000,000	2,867,398
Alameda Corridor Transportation Authority Revenue Bonds, Senior Lien
Series C, Insured: NATL-RE
(zero coupon), due 10/1/33	17,000,000	11,622,679
Series C, Insured: BHAC-CR NATL-RE
6.60%, due 10/1/29	10,000,000	10,601,696
Anaheim Public Financing Authority, Convention Center Expansion Revenue Bonds
Series A, Insured: AG
2.971%, due 7/1/33	2,800,000	2,451,326
Antelope Valley Community College District Unlimited General Obligation
2.738%, due 8/1/36	1,500,000	1,227,844
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue Bonds, Senior Lien
Series C, Insured: AG
5.15%, due 7/1/31	1,000,000	1,038,461
California Community Choice Financing Authority, Clean Energy Project Revenue Bonds
Series B
5.00%, due 1/1/55 (b)	7,545,000	7,857,644
California Health Facilities Financing Authority Revenue Bonds, Senior Lien
1.829%, due 6/1/29	2,500,000	2,287,940
California Housing Finance Agency Revenue Bonds
Series A, Insured: GNMA / FNMA / FHLMC
6.25%, due 8/1/55	4,000,000	4,184,629
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 2/1/56	4,000,000	4,193,195

	Principal Amount	Value
Municipal Bonds
California
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds
Series A
2.186%, due 10/1/34	$ 1,900,000	$ 1,542,821
California Infrastructure & Economic Development Bank, PIH Health Energy Projects Revenue Bonds
Series B
5.889%, due 12/1/45 (a)	5,000,000	4,863,225
California Public Finance Authority, PIH Health, Inc. Obligated Group Revenue Bonds
Series B, Insured: AG
5.447%, due 6/1/34	7,750,000	7,901,282
California State Public Works Board, Department of General Services Revenue Bonds
Series B
5.05%, due 4/1/32	4,000,000	4,080,858
California State University, Systemwide Revenue Bonds
Series B
1.994%, due 11/1/32	1,000,000	840,413
Series B
4.90%, due 11/1/34	3,750,000	3,773,468
California State University Revenue Bonds
Series B
4.179%, due 11/1/28	485,000	484,712
Series B
4.282%, due 11/1/29	495,000	495,052
Series B
4.412%, due 11/1/30	665,000	665,722
Series B
4.555%, due 11/1/31	845,000	847,808
Series B
4.705%, due 11/1/32	500,000	502,927
Series B
4.828%, due 11/1/33	1,685,000	1,698,467
Series B
4.928%, due 11/1/34	1,195,000	1,205,675
Series B
5.028%, due 11/1/35	2,025,000	2,044,005
Series B
5.128%, due 11/1/36	1,105,000	1,114,858
Series B
5.208%, due 11/1/37	1,075,000	1,082,958
Series B
5.278%, due 11/1/38	2,025,000	2,034,816
Series B
5.368%, due 11/1/39	1,650,000	1,657,624

	Principal Amount	Value
Municipal Bonds
California
California Statewide Communities Development Authority, Buck Institute for Research on Aging Revenue Bonds
Insured: AG
2.148%, due 11/15/30	$ 1,760,000	$ 1,673,362
Chaffey Joint Union High School District Unlimited General Obligation
2.865%, due 8/1/31	2,200,000	2,044,307
Charter Oak Unified School District Unlimited General Obligation
Insured: BAM
2.481%, due 8/1/34	1,330,000	1,108,400
City of Los Angeles, Department of Airports Customer Facility Charge Revenue Bonds
Series A, Insured: AG
3.258%, due 5/15/30	8,160,000	7,732,678
Series A, Insured: AG
3.408%, due 5/15/32	5,410,000	5,008,339
City of Los Angeles, Wastewater System Revenue Bonds
Series B
5.291%, due 6/1/34	2,040,000	2,116,530
Series B
5.341%, due 6/1/35	3,615,000	3,747,857
Series B
5.441%, due 6/1/36	3,925,000	4,066,427
Series B
5.541%, due 6/1/37	4,000,000	4,143,807
City of Los Angeles, Sustainable Bond Unlimited General Obligation
Series A
5.50%, due 9/1/31	7,295,000	7,750,055
Series A
5.50%, due 9/1/32	6,895,000	7,334,429
City of Oakland Unlimited General Obligation
Series A-2
5.50%, due 7/15/31	1,000,000	1,043,340
Series A-2
5.60%, due 7/15/32	2,580,000	2,704,331
Series A-2
5.75%, due 7/15/34	4,205,000	4,416,389
Series A-2
5.85%, due 7/15/35	4,430,000	4,651,438
Contra Costa Transportation Authority, Sales Tax Revenue Bonds
Series B
2.25%, due 3/1/34	1,580,000	1,315,028

	Principal Amount	Value
Municipal Bonds
California
County of Alameda Unlimited General Obligation
Series B
3.699%, due 8/1/31	$ 3,050,000	$ 2,958,471
Cupertino Union School District Unlimited General Obligation
2.65%, due 8/1/31	1,000,000	910,963
Foothill-De Anza Community College District, Election of 2006 Unlimited General Obligation
Series E
2.896%, due 8/1/31	1,025,000	950,521
Glendale Community College District Unlimited General Obligation
2.268%, due 8/1/30	1,500,000	1,352,685
Long Beach Community College District Unlimited General Obligation
Series H
2.587%, due 8/1/31	4,870,000	4,403,506
Los Angeles Community College District, Election of 2008 Unlimited General Obligation
Series B
7.53%, due 8/1/29	6,000,000	6,540,375
Los Angeles County Public Works Financing Authority Revenue Bonds
Series B
7.618%, due 8/1/40	4,025,000	4,713,307
Los Angeles Department of Water & Power, Power System Revenue Bonds
Series B
5.00%, due 7/1/31	4,000,000	4,420,065
Series D
6.574%, due 7/1/45	11,535,000	12,054,663
Los Angeles Unified School District Revenue Bonds
Series A
5.255%, due 10/1/37	4,875,000	4,886,217
Marin Community College District Unlimited General Obligation
Series B
1.89%, due 8/1/32	2,400,000	2,025,834
Oakland Unified School District, Alameda County Unlimited General Obligation
Insured: BAM
2.874%, due 8/1/35	7,405,000	6,213,148
Port of Oakland Revenue Bonds, Senior Lien
Series R
2.099%, due 5/1/30	2,296,003	2,052,420

	Principal Amount	Value
Municipal Bonds
California
San Diego Community College District Unlimited General Obligation
2.113%, due 8/1/31	$ 3,470,000	$ 3,073,733
Series B
3.316%, due 8/1/41	3,000,000	2,469,737
Series A-2
5.75%, due 8/1/31	1,230,000	1,323,973
San Diego County Regional Transportation Commission Revenue Bonds
Series A
2.499%, due 4/1/30	1,570,000	1,454,159
San Diego Public Facilities Financing Authority, Water Utility Revenue Bonds
Series B
2.333%, due 8/1/32	1,000,000	868,790
San Joaquin Hills Transportation Corridor Agency Revenue Bonds, Senior Lien
Series B, Insured: AG
2.571%, due 1/15/30	1,250,000	1,160,522
San Jose Evergreen Community College District Unlimited General Obligation
Series B
5.558%, due 7/1/43	4,905,000	4,877,322
San Jose Unified School District Unlimited General Obligation
1.847%, due 8/1/33	1,685,000	1,386,958
San Luis Obispo County Financing Authority, Nacimiento Water Project Revenue Bonds
Series B, Insured: NATL-RE
5.571%, due 9/1/40	13,985,000	14,186,917
San Ramon Valley Unified School District Unlimited General Obligation
2.014%, due 8/1/31	2,920,000	2,555,786
Santa Monica-Malibu Unified School District Unlimited General Obligation
1.51%, due 7/1/30	2,510,000	2,190,839
Silicon Valley Clean Water Revenue Bonds
Series A
1.962%, due 8/1/31	3,035,000	2,646,732
Southern California Public Power Authority, National Gas Project Revenue Bonds
Series A, Insured: AG
5.93%, due 7/1/32	1,540,000	1,601,004
Series A, Insured: AG
6.03%, due 7/1/32	6,050,000	6,311,632

	Principal Amount	Value
Municipal Bonds
California
State of California Unlimited General Obligation
4.875%, due 9/1/30	$ 6,500,000	$ 6,707,544
5.10%, due 9/1/35	3,500,000	3,563,021
5.15%, due 9/1/34	2,500,000	2,560,150
7.55%, due 4/1/39	16,310,000	19,515,492
State of California, Various Purpose Unlimited General Obligation
Series B
5.125%, due 9/1/29	3,000,000	3,116,321
5.75%, due 10/1/31	8,000,000	8,562,894
5.875%, due 10/1/41	4,000,000	4,115,330
State of California Department of Water Resources, Central Valley Project Revenue Bonds
Series BC
1.769%, due 12/1/34	2,425,000	1,898,485
Series BE
2.132%, due 12/1/33	7,500,000	6,245,851
University of California Revenue Bonds
Series BU
4.932%, due 5/15/34	9,000,000	9,109,090
William S Hart Union High School District Unlimited General Obligation
(zero coupon), due 8/1/32	3,000,000	2,190,532
		317,365,473
Colorado 2.1%
City & County of Denver, Airport System Revenue Bonds
Series C
2.237%, due 11/15/30	8,020,000	7,219,191
Colorado Housing and Finance Authority Revenue Bonds
Series E-1, Insured: GNMA / FNMA / FHLMC
6.00%, due 5/1/49	5,405,000	5,620,084
Series D-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 5/1/55	10,500,000	11,067,715
Series H-1, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 11/1/55	6,000,000	6,343,115
Series G-1, Class I, Insured: GNMA / FNMA / FHLMC
6.50%, due 11/1/55	3,000,000	3,205,764
Park Creek Metropolitan District Revenue Bonds, Senior Lien
Series B, Insured: AG
3.344%, due 12/1/32	1,850,000	1,694,705
		35,150,574

	Principal Amount	Value
Municipal Bonds
Connecticut 2.5%
Connecticut Housing Finance Authority Revenue Bonds
Series A-2, Insured: GNMA / FNMA / FHLMC
5.41%, due 5/15/55	$ 8,500,000	$ 8,602,212
State of Connecticut Unlimited General Obligation
Series A
2.677%, due 7/1/30	3,805,000	3,545,857
Series A
4.06%, due 6/15/30	4,600,000	4,567,393
Series A
4.628%, due 5/15/32	5,060,000	5,118,743
Series A
4.657%, due 5/15/30	7,000,000	7,132,716
Series A
4.846%, due 5/1/33	1,800,000	1,836,802
Series A
4.89%, due 3/15/32	3,000,000	3,082,286
Series A
5.049%, due 3/15/33	4,200,000	4,342,735
Series A
5.099%, due 3/15/34	4,150,000	4,291,439
		42,520,183
District of Columbia 2.0%
District of Columbia Revenue Bonds
Series B
5.153%, due 5/1/31	10,000,000	10,432,768
Series B
5.203%, due 5/1/32	8,800,000	9,205,845
District of Columbia, Georgetown University Revenue Bonds
Series B
5.751%, due 4/1/35	1,500,000	1,553,284
District of Columbia, Howard University Revenue Bonds
Series B, Insured: BAM
7.625%, due 10/1/35	7,240,000	8,283,011
District of Columbia Income Tax Revenue Bonds
Series B
4.818%, due 6/1/34	5,550,000	5,630,742
		35,105,650

	Principal Amount	Value
Municipal Bonds
Florida 3.1%
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics, Inc. at the University of Florida Project Revenue Bonds
Series A
5.00%, due 12/1/44	$ 4,000,000	$ 3,991,080
Bay Laurel Center Community Development District, Water & Sewer Revenue Bonds
Series B, Insured: AG
5.60%, due 9/1/42	1,000,000	1,010,896
Central Florida Tourism Oversight District Limited General Obligation
Series A
2.547%, due 6/1/35	1,605,000	1,319,079
City of Miami, Beach Parking Unlimited General Obligation
Series B
5.261%, due 5/1/38	2,010,000	2,042,475
City of Miramar Revenue Bonds
2.443%, due 10/1/34	1,970,000	1,646,110
2.543%, due 10/1/35	2,395,000	1,969,114
County of Broward, Airport System Revenue Bonds
Series C
2.914%, due 10/1/32	9,255,000	8,257,832
County of Miami-Dade, Seaport Department Revenue Bonds
Series A-3, Insured: AG
2.012%, due 10/1/31	6,940,000	6,018,239
Series A-3, Insured: AG
2.162%, due 10/1/32	4,000,000	3,405,955
5.499%, due 11/1/29	1,150,000	1,190,856
5.653%, due 11/1/32	3,545,000	3,717,433
County of Miami-Dade, Aviation Revenue Bonds
Series B
3.406%, due 10/1/32	1,500,000	1,388,889
Florida Development Finance Corp., UF Health Jacksonville Project Revenue Bonds
Series B, Insured: AG
3.223%, due 2/1/32	2,500,000	2,227,500
Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds
Series 2, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	2,280,000	2,349,502
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.884%, due 10/1/30	1,700,000	1,738,427

	Principal Amount	Value
Municipal Bonds
Florida
Sumter Landing Community Development District Revenue Bonds
Insured: AG
4.981%, due 10/1/31	$ 1,500,000	$ 1,539,024
Insured: AG
5.031%, due 10/1/32	1,250,000	1,281,781
Insured: AG
5.118%, due 10/1/33	1,500,000	1,540,913
Insured: AG
5.168%, due 10/1/34	1,750,000	1,796,186
Insured: AG
5.188%, due 10/1/35	1,500,000	1,532,919
Tampa-Hillsborough County Expressway Authority Revenue Bonds
Series B, Insured: BAM
2.142%, due 7/1/31	4,375,000	3,853,766
		53,817,976
Georgia 1.4%
City of Atlanta, Water & Wastewater Revenue Bonds
1.637%, due 11/1/29	7,250,000	6,510,364
Municipal Electric Authority of Georgia, Seaport Department Revenue Bonds
Series B
5.89%, due 7/1/33	1,370,000	1,419,671
Municipal Electric Authority of Georgia Revenue Bonds
Series A, Insured: AG-CR AMBAC
5.95%, due 1/1/35	2,955,000	3,111,943
Oglethorpe Power Corp. Revenue Bonds
Insured: NATL-RE
5.534%, due 1/1/35 (a)	11,595,000	11,917,527
Savannah Hospital Authority, St. Joseph's Candler Health System Obligated Group Revenue Bonds
Series B
3.989%, due 7/1/38	1,000,000	889,048
		23,848,553
Guam 0.1%
Port Authority of Guam Revenue Bonds
Series C
4.582%, due 7/1/28	1,000,000	985,333

	Principal Amount	Value
Municipal Bonds
Hawaii 1.7%
City & County of Honolulu, Wastewater System Revenue Bonds
Series A
1.623%, due 7/1/31	$ 3,080,000	$ 2,662,977
City & County of Honolulu Unlimited General Obligation
Series D
3.068%, due 10/1/30	1,980,000	1,873,356
State of Hawaii Unlimited General Obligation
Series GC
1.718%, due 10/1/30	5,500,000	4,862,556
Series GC
1.868%, due 10/1/31	6,000,000	5,198,323
Series GJ
2.042%, due 8/1/31	4,255,000	3,742,890
Series FZ
2.245%, due 8/1/38	3,475,000	2,553,948
Series GD
2.80%, due 10/1/38	2,000,000	1,568,125
Series GM
4.821%, due 10/1/32	2,000,000	2,041,379
Series GN
4.936%, due 10/1/37	5,000,000	4,986,732
		29,490,286
Idaho 1.6%
Idaho Housing & Finance Association Revenue Bonds
Series A, Insured: GNMA/FNMA/FHLMC
5.128%, due 1/1/35	1,290,000	1,278,108
Series A, Insured: GNMA / FNMA / FHLMC
6.00%, due 1/1/65	12,000,000	12,422,490
Series D, Insured: GNMA / FNMA / FHLMC
6.25%, due 1/1/56	5,000,000	5,282,799
Idaho Housing & Finance Association, Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	7,510,000	7,862,796
		26,846,193
Illinois 6.6%
Chicago Board of Education, Dedicated Capital Improvement Unlimited General Obligation
Series C, Insured: BAM
6.319%, due 11/1/29	2,000,000	2,058,998

	Principal Amount	Value
Municipal Bonds
Illinois
Chicago Transit Authority Revenue Bonds
Series B, Insured: BAM
3.402%, due 12/1/32	$ 3,475,000	$ 3,176,204
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
Series B, Insured: BAM
3.102%, due 12/1/30	2,100,000	1,959,658
City of Chicago, Wastewater Transmission Revenue Bonds, Second Lien
Series B, Insured: BAM
6.90%, due 1/1/40	5,500,000	6,052,852
City of Chicago Unlimited General Obligation
Series B, Insured: AG-CR
7.375%, due 1/1/33	2,920,000	3,235,377
County of Cook Unlimited General Obligation
Series C
5.79%, due 11/15/29	820,000	834,861
Illinois Finance Authority, Ann & Robert H Lurie Children's Hospital Revenue Bonds
3.598%, due 8/15/30	2,250,000	2,159,729
Illinois Housing Development Authority Revenue Bonds
Series B, Insured: GNMA / FNMA / FHLMC
5.229%, due 10/1/34	2,450,000	2,465,415
Series B, Insured: GNMA / FNMA / FHLMC
5.279%, due 4/1/35	2,315,000	2,306,353
Series B, Insured: GNMA / FNMA / FHLMC
5.329%, due 10/1/35	2,295,000	2,286,084
Metropolitan Pier & Exposition Authority Revenue Bonds
Series B
7.20%, due 6/15/33	12,380,000	13,168,951
Sales Tax Securitization Corp. Revenue Bonds, Second Lien
Series B, Insured: BAM
2.857%, due 1/1/31	8,500,000	7,821,990
Series B
4.847%, due 1/1/31	5,450,000	5,517,885
Sales Tax Securitization Corp. Revenue Bonds
Series C
3.23%, due 1/1/28	2,160,000	2,113,077
State of Illinois, Sales Tax Revenue Bonds
3.45%, due 6/15/29	3,170,000	3,058,243

	Principal Amount	Value
Municipal Bonds
Illinois
State of Illinois Revenue Bonds
4.62%, due 6/15/38	$ 19,001,668	$ 18,545,860
State of Illinois Unlimited General Obligation
Series B
5.52%, due 4/1/38	6,950,000	7,015,281
Insured: AG-CR
5.65%, due 12/1/38	6,949,444	7,100,542
Series 1
6.63%, due 2/1/35	4,615,385	4,851,520
Series 3
6.725%, due 4/1/35	10,938,462	11,539,710
State of Illinois, Build America Bonds Unlimited General Obligation
Series 5
7.35%, due 7/1/35	4,942,857	5,350,370
		112,618,960
Indiana 0.9%
Indiana Finance Authority, Deaconess Health System Revenue Bonds
Series A
2.876%, due 3/1/38	2,000,000	1,548,427
Indiana Housing & Community Development Authority Revenue Bonds
Series B-3, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/54	5,655,000	5,876,422
Indianapolis Local Public Improvement Bond Bank Revenue Bonds
Series A-2
5.854%, due 1/15/30	4,315,000	4,440,137
St. Joseph County Redevelopment Authority, Commission Revenue Bonds
Series B, Insured: AG
4.991%, due 2/1/31	1,085,000	1,119,092
Series B, Insured: AG
5.033%, due 2/1/32	1,135,000	1,168,249
Series B, Insured: AG
5.083%, due 2/1/33	1,000,000	1,028,495
		15,180,822
Iowa 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds, Senior Lien
Series A
5.343%, due 12/1/34	3,200,000	3,163,483

	Principal Amount	Value
Municipal Bonds
Kentucky 1.1%
Kentucky Higher Education Student Loan Corp. Revenue Bonds
Series A-2
5.945%, due 6/1/33	$ 4,750,000	$ 4,868,149
Series A-2
5.995%, due 6/1/34	5,000,000	5,137,539
Series A-2
6.045%, due 6/1/35	3,000,000	3,096,099
Series A-2
6.195%, due 6/1/40	4,000,000	4,089,056
Kentucky Housing Corp. Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	2,050,000	2,171,767
		19,362,610
Louisiana 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. ELL System Restoration Revenue Bonds
5.048%, due 12/1/34	7,575,000	7,737,219
Louisiana Local Government Environmental Facilities & Community Development Authority, Utilities Restoration Corp. Project Revenue Bonds
5.197%, due 9/1/39	4,669,985	4,715,042
Louisiana Local Government Environmental Facilities & Community Development Authority, Louisiana Utilities Restoration Corp. Project Revenue Bonds
5.198%, due 12/1/39	5,425,000	5,460,355
State of Louisiana Revenue Bonds
Series A
1.742%, due 6/15/32	1,450,000	1,212,960
State of Louisiana Unlimited General Obligation
Series C-1
1.804%, due 6/1/31	3,710,000	3,230,411
		22,355,987
Maryland 0.8%
City of Baltimore Unlimited General Obligation
Series B
2.00%, due 10/15/34	1,145,000	923,774
County of Howard Unlimited General Obligation
Series E
1.55%, due 8/15/31	3,000,000	2,580,419

	Principal Amount	Value
Municipal Bonds
Maryland
Maryland Department of Housing & Community Development Revenue Bonds
Series D, Insured: GNMA / FNMA / FHLMC
5.50%, due 9/1/55	$ 6,500,000	$ 6,611,184
Maryland Stadium Authority, Baltimore City Public School Construction Financing Fund Revenue Bonds
Series C, Insured: State Intercept
2.207%, due 5/1/31	1,510,000	1,345,162
Series C, Insured: State Intercept
2.805%, due 5/1/40	2,000,000	1,536,159
		12,996,698
Massachusetts 7.8%
Commonwealth of Massachusetts Limited General Obligation
Series D
2.663%, due 9/1/39	12,079,442	9,982,252
Series D
4.50%, due 8/1/31	1,500,000	1,482,585
Series E
5.50%, due 10/1/29	9,000,000	9,487,918
Series E
5.50%, due 10/1/31	5,050,000	5,385,546
Commonwealth of Massachusetts, COVID-19 Recovery Assessment Revenue Bonds
Series A
3.769%, due 7/15/29	11,225,000	11,090,041
Commonwealth of Massachusetts, Unemployment Insurance Trust Fund Revenue Bonds
Series A
3.881%, due 1/15/31	5,000,000	4,909,749
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds
Series B
2.235%, due 7/1/31	7,795,000	6,963,503
Massachusetts Clean Water Trust (The) Revenue Bonds
Series 15-B
5.192%, due 8/1/40	5,675,000	5,714,366
Massachusetts Educational Financing Authority Revenue Bonds, Senior Lien
Series A
5.95%, due 7/1/44	12,335,000	12,372,636
Series A
6.166%, due 7/1/50	39,500,000	39,656,906

	Principal Amount	Value
Municipal Bonds
Massachusetts
Massachusetts Housing Finance Agency Revenue Bonds
Series 240
6.25%, due 12/1/54	$ 5,000,000	$ 5,219,041
Massachusetts Port Authority Revenue Bonds
Series C
1.679%, due 7/1/31	1,625,000	1,399,630
Massachusetts School Building Authority Revenue Bonds
Series B
1.753%, due 8/15/30	5,165,000	4,657,253
Massachusetts Water Resources Authority Revenue Bonds
Series E
2.323%, due 8/1/29	2,015,000	1,875,915
Series C
2.39%, due 8/1/33	6,275,000	5,346,109
University of Massachusetts, Building Authority Revenue Bonds, Senior Lien
Series 4
2.008%, due 11/1/31	2,330,000	2,019,873
Series 2
3.646%, due 11/1/34	2,495,000	2,289,524
University of Massachusetts Building Authority Revenue Bonds
Series 2
5.45%, due 11/1/40	4,260,000	4,294,013
		134,146,860
Michigan 0.0% ‡
Michigan State Building Authority Revenue Bonds
Series II
2.032%, due 10/15/33	1,000,000	816,490
Minnesota 0.7%
Minnesota Housing Finance Agency Revenue Bonds
Series V, Insured: GNMA / FNMA / FHLMC
5.626%, due 7/1/39	2,000,000	1,988,219
Series A, Insured: GNMA / FNMA / FHLMC
6.125%, due 7/1/55	5,555,000	5,781,090
Series J, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/54	3,040,000	3,182,756

	Principal Amount	Value
Municipal Bonds
Minnesota
Western Minnesota Municipal Power Agency Revenue Bonds
Series A
2.595%, due 1/1/29	$ 1,000,000	$ 952,038
		11,904,103
Mississippi 1.2%
State of Mississippi Unlimited General Obligation
Series A
1.632%, due 11/1/31	9,000,000	7,703,965
Series B
1.699%, due 6/1/29	2,935,000	2,691,260
Series B
1.849%, due 6/1/30	2,135,000	1,922,848
Series E
2.387%, due 10/1/34	5,000,000	4,183,943
Series F
5.245%, due 11/1/34	4,075,000	4,107,048
		20,609,064
Missouri 0.2%
Metropolitan St. Louis Sewer District Revenue Bonds
Series B
5.856%, due 5/1/39	3,035,000	3,171,398
Nebraska 0.2%
City of Lincoln, Electric System Revenue Bonds
Series B
1.499%, due 9/1/30	3,000,000	2,619,834
New Hampshire 1.8%
New Hampshire Business Finance Authority, Wheeling Power Co. Revenue Bonds
Series A
6.89%, due 4/1/34 (a)	22,200,000	22,905,798
New Hampshire Health and Education Facilities Authority Act, Granite Edvance Corp. Revenue Bonds
Series A
5.04%, due 11/1/34	3,865,000	3,827,329
Series A
5.34%, due 11/1/44	5,115,000	4,616,421
		31,349,548

	Principal Amount	Value
Municipal Bonds
New Jersey 0.7%
New Jersey Economic Development Authority Revenue Bonds
Series NNN
3.77%, due 6/15/31	$ 1,500,000	$ 1,446,209
New Jersey Turnpike Authority Revenue Bonds
Series B
1.713%, due 1/1/29	3,485,000	3,207,201
State of New Jersey Unlimited General Obligation
Series A
2.75%, due 6/1/31	3,900,000	3,570,792
Series A, Insured: BAM
2.90%, due 6/1/33	5,180,000	4,623,070
		12,847,272
New Mexico 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Revenue Bonds
Series B, Class I, Insured: GNMA / FNMA / FHLMC
6.25%, due 3/1/56	1,000,000	1,050,574
New York 13.9%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation Revenue Bonds
Series B, Insured: AG-CR
6.00%, due 10/1/30	1,855,000	1,945,303
City of New York Unlimited General Obligation
Series D
1.623%, due 8/1/28	1,210,000	1,124,997
Series D
1.723%, due 8/1/29	230,000	209,237
Series D
1.723%, due 8/1/29	1,070,000	971,263
Series D-2
1.75%, due 3/1/30	2,450,000	2,191,956
Series D-3
1.97%, due 3/1/31	1,000,000	880,819
Series D-3
2.22%, due 3/1/35	6,000,000	4,813,826
Series B-2
5.514%, due 10/1/30	3,730,000	3,927,150
Series C-1
5.517%, due 10/1/37	4,220,000	4,270,666
Series B-2
5.625%, due 10/1/31	2,110,000	2,240,863

	Principal Amount	Value
Municipal Bonds
New York
City of New York Unlimited General Obligation
Series H
5.75%, due 2/1/38	$ 4,500,000	$ 4,711,518
City of New York, Fiscal of 2021 Unlimited General Obligation
Series D
1.923%, due 8/1/31	2,045,000	1,776,262
Metropolitan Transportation Authority Revenue Bonds
Series B-1
6.548%, due 11/15/31	11,200,000	11,814,434
Series A
6.668%, due 11/15/39	8,085,000	8,693,636
Series C
7.336%, due 11/15/39	6,105,000	7,150,638
New York City Housing Development Corp., 8 Spruce Street Project Revenue Bonds
Class A
5.458%, due 12/15/31	17,850,000	18,244,135
New York City Housing Development Corp., 8 Spruce Street Revenue Bonds
Class B
6.033%, due 12/15/31	3,100,000	3,170,437
Class B
6.033%, due 12/15/31	4,400,000	4,499,975
New York City Housing Development Corp. Revenue Bonds
Series B, Insured: FHLMC
6.298%, due 2/1/55	7,000,000	7,066,137
New York City Transitional Finance Authority, Future Tax Secured Revenue Bonds
Series D-3
2.40%, due 11/1/32	9,000,000	7,801,908
Series B-3
3.00%, due 11/1/33	9,180,000	8,111,601
Series C-3
3.35%, due 11/1/30	4,000,000	3,821,606
Series G-2
4.91%, due 5/1/32	5,000,000	5,111,364
Series G-3
5.01%, due 5/1/34	2,500,000	2,542,911
Series G-3
5.06%, due 5/1/35	3,250,000	3,294,035
Series D-3
5.65%, due 11/1/35	6,000,000	6,264,130

	Principal Amount	Value
Municipal Bonds
New York
New York Power Authority Revenue Bonds
Series A, Insured: AG
5.749%, due 11/15/33	$ 8,280,000	$ 8,787,124
New York State Dormitory Authority, University Facilities Revenue Bonds
Series B
2.746%, due 7/1/30	6,430,000	5,987,160
New York State Dormitory Authority Revenue Bonds
Series A
2.985%, due 7/1/40	2,000,000	1,571,332
New York State Dormitory Authority, New York University Revenue Bonds
Series B
5.228%, due 7/1/35	26,000,000	26,492,346
New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
Series H
5.289%, due 3/15/33	6,264,657	6,324,708
New York State Energy Research & Development Authority Revenue Bonds
Series A
5.997%, due 4/1/30	2,500,000	2,501,174
Series A
6.199%, due 4/1/31	1,500,000	1,503,624
Series A
6.249%, due 4/1/32	1,000,000	1,003,226
Series A
6.456%, due 4/1/33	865,000	868,546
Series A
6.506%, due 4/1/34	500,000	502,258
New York State Energy Research & Development Authority, Revolving Loan Fund Revenue Bonds
Series A
6.004%, due 4/1/33	1,000,000	977,039
New York State Urban Development Corp., Personal Income Tax Revenue Bonds
Series D
3.32%, due 3/15/29	4,990,000	4,870,635
State of New York Unlimited General Obligation
Series B
2.35%, due 3/15/35	1,000,000	816,733
Series B
2.90%, due 2/15/33	6,000,000	5,378,303
Series B
2.95%, due 2/15/34	6,750,000	5,954,456

	Principal Amount	Value
Municipal Bonds
New York
State of New York, Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 272, Insured: SONYMA
6.25%, due 10/1/55	$ 17,500,000	$ 18,506,173
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
Series 268, Insured: SONYMA
6.25%, due 10/1/55	6,000,000	6,270,886
Triborough Bridge & Tunnel Authority Revenue Bonds
Series B
5.50%, due 11/15/39	6,465,000	6,580,155
United Nations Development Corp. Revenue Bonds
Series A
5.661%, due 8/1/36	1,000,000	1,045,893
Series A
5.761%, due 8/1/37	1,065,000	1,113,893
Series A
5.861%, due 8/1/38	2,215,000	2,315,630
Series A
5.931%, due 8/1/39	2,600,000	2,711,974
		238,734,075
North Carolina 0.5%
City of Charlotte Certificate of Participation
5.124%, due 6/1/36	1,525,000	1,536,534
5.224%, due 6/1/37	1,750,000	1,762,476
5.464%, due 6/1/40	1,750,000	1,760,670
5.531%, due 6/1/41	2,800,000	2,822,022
University of North Carolina at Chapel Hill Revenue Bonds
3.847%, due 12/1/34	1,530,000	1,461,568
		9,343,270
North Dakota 0.1%
North Dakota Housing Finance Agency, Housing Finance and Home Mortgage Program Revenue Bonds
Series B
6.25%, due 7/1/54	2,410,000	2,503,716
Ohio 4.1%
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series B
6.424%, due 2/15/32	4,455,000	4,745,600

	Principal Amount	Value
Municipal Bonds
Ohio
American Municipal Power, Inc., Combined Hydroelectric Revenue Bonds
Series A
7.734%, due 2/15/33	$ 6,620,000	$ 7,636,251
Brecksville-Broadview Heights City School District Unlimited General Obligation
3.507%, due 12/1/47	2,825,000	2,086,842
3.557%, due 12/1/49	3,010,000	2,161,925
City of Columbus Limited General Obligation
Series D
4.022%, due 4/1/35	1,135,000	1,080,126
Columbus Metropolitan Housing Authority, Riverside Sunshine Phase II LLC Revenue Bonds
5.375%, due 9/1/28	3,750,000	3,790,879
Franklin County Convention Facilities Authority Revenue Bonds
Series B
2.022%, due 12/1/30	4,795,000	4,231,650
JobsOhio Beverage System Revenue Bonds, Senior Lien
4.433%, due 1/1/33	11,265,000	11,259,369
JobsOhio Beverage System Revenue Bonds
Series B
4.532%, due 1/1/35	12,085,000	12,007,652
Ohio Higher Educational Facility Commission, Ashtabula County Medical Center Obligated Group Revenue Bonds
5.25%, due 1/1/42	2,000,000	2,020,119
Ohio Housing Finance Agency Revenue Bonds
Series C, Insured: GNMA / FNMA / FHLMC
6.50%, due 3/1/56 (c)	6,665,000	7,089,711
Ohio Turnpike & Infrastructure Commission Revenue Bonds, Senior Lien
Series A
2.801%, due 2/15/36	1,500,000	1,246,397
Toledo Hospital (The)
Insured: AG
5.75%, due 11/15/38	10,735,000	10,620,010
		69,976,531
Oklahoma 0.1%
Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds
Series B, Insured: AG
2.251%, due 1/1/32	1,300,000	1,142,110

	Principal Amount	Value
Municipal Bonds
Oregon 3.0%
Oregon State Lottery Revenue Bonds
Series B
3.821%, due 4/1/31	$ 3,000,000	$ 2,919,617
Series B
4.851%, due 4/1/33	1,500,000	1,525,880
Series B
5.031%, due 4/1/35	500,000	509,652
Series B
5.181%, due 4/1/36	3,195,000	3,267,127
Series B
5.281%, due 4/1/37	5,105,000	5,219,439
Series B
5.381%, due 4/1/38	2,600,000	2,657,759
Port of Morrow, Bonneville Cooperation Project No. 4 Revenue Bonds
Series 1
2.987%, due 9/1/36	6,001,000	5,147,588
Port of Morrow, Bonneville Power Administration Revenue Bonds
4.819%, due 9/1/30	4,000,000	4,099,136
4.839%, due 9/1/31	10,000,000	10,246,664
State of Oregon, Department of Transportation Revenue Bonds, Senior Lien
Series B
1.66%, due 11/15/31	1,760,000	1,510,956
State of Oregon, Article XI-Q State Project Unlimited General Obligation
Series C
1.975%, due 5/1/31	1,000,000	883,851
State of Oregon, Article XI-Q State Projects Unlimited General Obligation
Series B
5.124%, due 5/1/34	2,330,000	2,427,748
Series B
5.174%, due 5/1/35	2,000,000	2,083,343
Series B
5.304%, due 5/1/36	3,465,000	3,614,994
Series B
5.424%, due 5/1/37	3,190,000	3,332,411
Tri-County Metropolitan Transportation, District of Oregon Revenue Bonds, Senior Lien
Series B
2.583%, due 9/1/36	2,100,000	1,716,104
		51,162,269

	Principal Amount	Value
Municipal Bonds
Pennsylvania 1.9%
City of Philadelphia, Water & Wastewater Revenue Bonds
Series B
2.034%, due 11/1/31	$ 1,000,000	$ 892,932
City of Philadelphia Unlimited General Obligation
Series B
4.846%, due 8/1/31	2,500,000	2,527,732
City of Pittsburgh Unlimited General Obligation
Series B
1.619%, due 9/1/29	1,570,000	1,413,142
Commonwealth Financing Authority, Commonwealth of Pennsylvania Revenue Bonds
Series A, Insured: AG
3.657%, due 6/1/38	2,340,000	2,052,183
Commonwealth of Pennsylvania Unlimited General Obligation
Series 1
2.05%, due 8/1/31	5,020,000	4,437,510
Erie City Water Authority Revenue Bonds
Series D, Insured: AG
1.961%, due 12/1/30	2,945,000	2,626,787
Pennsylvania Higher Educational Facilities Authority, Thomas Jefferson University Revenue Bonds
Series C, Insured: AG
5.362%, due 11/1/37	2,150,000	2,151,576
Pennsylvania Housing Finance Agency Revenue Bonds
Series 149-B
6.50%, due 10/1/55	2,000,000	2,136,044
Pennsylvania State University (The) Revenue Bonds
Series B
4.385%, due 9/1/30	1,280,000	1,283,681
Series B
4.675%, due 9/1/32	1,000,000	1,006,210
Series B
4.958%, due 9/1/34	1,500,000	1,512,910
Series B
5.008%, due 9/1/35	1,000,000	1,009,951
Series B
5.088%, due 9/1/36	1,725,000	1,745,287
Series B
5.308%, due 9/1/39	1,885,000	1,900,345

	Principal Amount	Value
Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds
Series B
5.848%, due 12/1/37	$ 2,030,000	$ 2,101,887
Reading Area Water Authority Revenue Bonds
Insured: BAM
2.952%, due 12/1/36	3,025,000	2,520,109
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue Bonds
Series C
2.629%, due 9/15/33	2,000,000	1,730,729
		33,049,015
Rhode Island 0.7%
Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity Revenue Bonds
Series 85-T, Insured: GNMA
6.25%, due 10/1/53	3,155,000	3,299,703
Rhode Island Student Loan Authority Revenue Bonds, Senior Lien
Series 1
5.714%, due 12/1/44	6,000,000	5,952,402
Series 1
5.797%, due 12/1/33	1,400,000	1,473,232
State of Rhode Island Unlimited General Obligation
Series B
4.51%, due 5/1/30	1,150,000	1,163,124
		11,888,461
South Carolina 0.5%
South Carolina Public Service Authority Revenue Bonds
Series C
5.01%, due 12/1/32	1,645,000	1,650,863
Series C
5.03%, due 12/1/33	1,500,000	1,497,162
South Carolina Public Service Authority, Santee Cooper Project Revenue Bonds
Series C, Insured: AG
5.417%, due 12/1/38	1,035,000	1,036,029
Series F, Insured: AG-CR
5.74%, due 1/1/30	3,690,000	3,798,924
		7,982,978

	Principal Amount	Value
Municipal Bonds
Tennessee 0.4%
Metropolitan Government Nashville & Davidson County Sports Authority, Stadium Project Revenue Bonds
Series D
5.03%, due 7/1/30	$ 1,000,000	$ 1,036,708
Series D
5.068%, due 7/1/31	1,600,000	1,664,063
Series D
5.168%, due 7/1/33	1,550,000	1,616,551
State of Tennessee Unlimited General Obligation
Series B
1.925%, due 11/1/34	1,500,000	1,201,806
Series B
1.975%, due 11/1/35	2,000,000	1,562,548
		7,081,676
Texas 5.3%
City of Corpus Christi, Utility System Revenue Bonds, Junior Lien
Series B
2.166%, due 7/15/32	2,500,000	2,162,637
City of Dallas, Waterworks & Sewer System Revenue Bonds
Series B
3.648%, due 10/1/30	2,000,000	1,960,836
City of Houston, Airport System Revenue Bonds, Sub. Lien
Series C
2.485%, due 7/1/32	1,470,000	1,282,588
City of Midland Limited General Obligation
Series A
3.601%, due 3/1/31	1,420,000	1,374,155
City of San Antonio Limited General Obligation
5.635%, due 2/1/26	4,000,000	4,003,738
County of Bexar, Combined Venue Tax Revenue Bonds
Insured: AG
2.434%, due 8/15/33	1,000,000	846,196
Insured: AG
2.534%, due 8/15/34	2,805,000	2,332,975
Dallas Area Rapid Transit Revenue Bonds
Series C
1.846%, due 12/1/30	3,825,000	3,411,291
Series C
1.946%, due 12/1/31	4,230,000	3,697,548

	Principal Amount	Value
Municipal Bonds
Texas
Dallas Area Rapid Transit Revenue Bonds
Series C
2.046%, due 12/1/32	$ 2,035,000	$ 1,749,473
Series C
2.096%, due 12/1/33	1,000,000	840,886
Dallas Fort Worth International Airport Revenue Bonds
Series C
2.246%, due 11/1/31	2,585,000	2,273,713
Series A
2.454%, due 11/1/29	1,000,000	929,776
Series C
2.591%, due 11/1/33	4,300,000	3,683,145
Dallas Independent School District Unlimited General Obligation
Series B, Insured: PSF-GTD
1.935%, due 8/15/30	4,875,000	4,382,810
Frisco Community Development Corp., Sales Tax Revenue Bonds
4.98%, due 2/15/36	2,935,000	2,977,556
Hidalgo County Regional Mobility Authority Revenue Bonds, Senior Lien
Series B, Insured: AG
2.082%, due 12/1/32	2,400,000	2,015,782
Mansfield Independent School District Unlimited General Obligation
Insured: PSF-GTD
2.175%, due 2/15/36	2,000,000	1,570,325
Port Arthur Independent School District Unlimited General Obligation
Series A, Insured: PSF-GTD
2.35%, due 2/15/38	3,000,000	2,289,896
State of Texas, Public Finance Authority Unlimited General Obligation
Series B
1.844%, due 10/1/30	4,000,000	3,585,092
2.526%, due 10/1/31	7,500,000	6,823,978
2.746%, due 10/1/33	1,000,000	888,739
4.68%, due 10/1/32	7,470,000	7,652,650
4.90%, due 10/1/35	5,100,000	5,210,507
State of Texas Unlimited General Obligation
Series A
4.631%, due 4/1/33	1,855,000	1,850,971
4.857%, due 10/1/35	1,400,000	1,423,634
4.957%, due 10/1/36	3,250,000	3,304,437
5.157%, due 10/1/38	3,250,000	3,301,973

	Principal Amount	Value
Municipal Bonds
Texas
State of Texas Transportation Commission, Highway Improvement Unlimited General Obligation
3.211%, due 4/1/44	$ 2,250,000	$ 1,798,076
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Obligated Group Revenue Bonds
Insured: AG
2.901%, due 9/1/35	1,325,000	1,101,708
Texas Department of Housing & Community Affairs Revenue Bonds
Series D, Insured: GNMA
6.25%, due 9/1/53	2,470,000	2,559,915
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
Series A-2
5.169%, due 4/1/41	4,780,000	4,846,506
Texas State Affordable Housing Corp., Single-Family Mortgage Revenue Bonds
Series B, Insured: GNMA
6.00%, due 9/1/54	2,860,000	2,964,368
		91,097,880
U.S. Virgin Islands 0.6%
Matching Fund Special Purpose Securitization Corp. Revenue Bonds
Series B
6.00%, due 10/1/25	5,625,000	5,630,094
Virgin Islands Water & Power Authority, Electric System Revenue Bonds
Series C, Insured: AG
6.85%, due 7/1/35	4,000,000	4,219,533
		9,849,627
Utah 1.5%
City of Salt Lake City, Sales and Excise Tax Revenue Bonds
Series B
2.879%, due 4/1/32	3,365,000	3,078,284
County of Salt Lake, Convention Hotel Revenue Bonds
5.25%, due 10/1/34 (a)	3,610,000	3,431,538
Intermountain Power Agency Revenue Bonds
Series B
4.978%, due 7/1/31	1,030,000	1,040,691
Series B
5.228%, due 7/1/35	2,520,000	2,525,411

	Principal Amount	Value
Municipal Bonds
Utah
Utah Housing Corp. Revenue Bonds
Series J, Insured: GNMA / FNMA / FHLMC
6.00%, due 7/1/55	$ 2,725,000	$ 2,815,225
Series F, Insured: GNMA / FNMA / FHLMC
6.25%, due 7/1/55	2,500,000	2,623,731
Series D, Insured: GNMA / FNMA / FHLMC
6.50%, due 7/1/55	6,500,000	6,873,449
Utah Transit Authority Revenue Bonds
2.289%, due 12/15/32	4,360,000	3,750,650
		26,138,979
Virginia 0.1%
Farmville Industrial Development Authority, Longwood University Student Housing Project Revenue Bonds
Series B
5.00%, due 1/1/34	1,970,000	1,799,632
Washington 1.0%
County of King, Sewer Revenue Bonds
Series A
2.091%, due 7/1/34	1,880,000	1,513,709
County of King Limited General Obligation
Series C
4.932%, due 12/1/31	1,600,000	1,661,000
Series C
4.982%, due 12/1/32	1,650,000	1,715,155
Series C
5.112%, due 12/1/34	1,550,000	1,610,377
County of Pierce, Sewer Revenue Bonds
Series B
2.467%, due 8/1/37	1,000,000	776,002
Energy Northwest, Bonneville Power Administration Revenue Bonds
Series B
2.166%, due 7/1/32	2,740,000	2,351,273
Spokane Public Facilities District, Sales & Lodging tax Revenue Bonds
Series B
1.996%, due 12/1/30	3,050,000	2,728,232
Spokane Public Facilities District Revenue Bonds
Series A
2.596%, due 12/1/35	2,500,000	2,060,858

	Principal Amount	Value
Municipal Bonds
Washington
Washington State Housing Finance Commission, Single-Family Program Revenue Bonds
Series 1-T, Insured: GNMA / FNMA / FHLMC
5.50%, due 12/1/53	$ 1,980,000	$ 2,001,238
		16,417,844
West Virginia 0.5%
County of Ohio, Special District Excise Tax Revenue Bonds
Series A
4.00%, due 3/1/40	2,700,000	2,117,582
Series A-1
8.25%, due 3/1/35	5,530,000	5,896,677
		8,014,259
Wisconsin 0.8%
Public Finance Authority, Georgia SR 400 Express Lanes Project Revenue Bonds, Senior Lien
6.50%, due 6/30/60 (d)	9,000,000	9,468,931
State of Wisconsin Unlimited General Obligation
Series 2
2.614%, due 5/1/32	4,250,000	3,814,812
		13,283,743
Total Municipal Bonds (Cost $1,557,424,695)		1,591,431,125
U.S. Government & Federal Agencies 0.0% ‡
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0% ‡
FHLMC Gold Pools, 30 Year
4.00%, due 10/1/48	94,477	88,201
6.50%, due 4/1/37	18,242	19,325
		107,526
Government National Mortgage Association (Mortgage Pass-Through Security) 0.0% ‡
GNMA I, 30 Year
6.50%, due 4/15/31	40,460	41,518
Total U.S. Government & Federal Agencies (Cost $154,155)		149,044
Total Long-Term Bonds (Cost $1,651,496,773)		1,686,589,960

	Shares	Value

Closed-End Fund 0.1%
Illinois 0.1%
Nuveen Taxable Municipal Income Fund	99,767	$ 1,566,342
Total Closed-End Fund (Cost $1,478,639)		1,566,342

	Principal Amount

Short-Term Investments 4.3%
Short-Term Municipal Notes 2.1%
Maricopa County Industrial Development Authority
4.43%, due 1/1/61 (e)	$ 20,000,000	20,000,000
Tender Option Bond Trust Receipts
4.73%, due 7/1/50 (a)(e)	16,000,000	16,000,000
Total Short-Term Municipal Notes (Cost $36,000,000)		36,000,000

	Shares

Unaffiliated Investment Company 2.2%
Dreyfus Government Cash Management - Institutional Shares, 4.18% (f)	38,821,733	38,821,733
Total Short-Term Investments (Cost $74,821,733)		74,821,733
Total Investments (Cost $1,727,797,145)	102.9%	1,762,978,035
Other Assets, Less Liabilities	(2.9)	(50,467,362)
Net Assets	100.0%	$ 1,712,510,673

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(c)	Delayed delivery security.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
(f)	Current yield as of July 31, 2025.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 45,829	$ 139,394	$ (185,223)	$ —	$ —	$ —	$ 280	$ —	—
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(306)	September 2025	$ (34,284,161)	$ (34,601,906)	$ (317,745)

1.	As of July 31, 2025, cash in the amount of $780,300 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
AG—Assured Guaranty
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
BHAC—Berkshire Hathaway Assurance Corp.
CR—Custodial Receipts
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
NATL-RE—National Public Finance Guarantee Corp.
PSF-GTD—Permanent School Fund Guaranteed
SONYMA—State of New York Mortgage Agency

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$ —	$ 95,009,791	$ —	$ 95,009,791
Municipal Bonds	—	1,591,431,125	—	1,591,431,125
U.S. Government & Federal Agencies	—	149,044	—	149,044
Total Long-Term Bonds	—	1,686,589,960	—	1,686,589,960
Closed-End Fund	1,566,342	—	—	1,566,342
Short-Term Investments
Short-Term Municipal Notes	—	36,000,000	—	36,000,000
Unaffiliated Investment Company	38,821,733	—	—	38,821,733
Total Short-Term Investments	38,821,733	36,000,000	—	74,821,733
Total Investments in Securities	$ 40,388,075	$ 1,722,589,960	$ —	$ 1,762,978,035
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (317,745)	$ —	$ —	$ (317,745)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI MacKay Strategic Bond Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Principal Amount	Value
Long-Term Bonds 99.5%
Asset-Backed Securities 15.6%
Automobile Asset-Backed Securities 6.9%
Ally Bank Auto Credit-Linked Notes (a)
Series 2024-B, Class G
11.395%, due 9/15/32	$ 948,238	$ 942,095
Series 2024-A, Class G
12.748%, due 5/17/32	1,388,096	1,407,425
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2023-8A, Class D
7.52%, due 2/20/30	3,000,000	3,033,192
Series 2023-1A, Class D
7.59%, due 4/20/29	1,740,000	1,766,778
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D
5.62%, due 3/17/31	2,910,000	2,944,510
CarMax Auto Owner Trust
Series 2024-1, Class D
6.00%, due 7/15/30	1,325,000	1,357,019
CarMax Select Receivables Trust
Series 2025-A, Class D
5.86%, due 7/15/31	1,760,000	1,794,550
CPS Auto Receivables Trust
Series 2024-C, Class E
8.04%, due 3/15/32 (a)	2,360,000	2,478,758
DT Auto Owner Trust (a)
Series 2021-3A, Class D
1.31%, due 5/17/27	1,204,036	1,189,127
Series 2021-4A, Class D
1.99%, due 9/15/27	1,143,462	1,127,378
Series 2021-3A, Class E
2.65%, due 9/15/28	920,000	908,156
Exeter Automobile Receivables Trust (a)
Series 2021-3A, Class E
3.04%, due 12/15/28	3,790,000	3,718,968
Series 2022-2A, Class E
6.34%, due 10/15/29	3,730,000	3,453,294
Series 2025-1A, Class E
7.48%, due 9/15/32	3,500,000	3,603,686
Series 2025-3A, Class E
7.52%, due 12/15/32	2,535,000	2,594,440
Series 2022-5A, Class E
10.45%, due 4/15/30	2,870,000	3,018,286
Flagship Credit Auto Trust (a)
Series 2021-2, Class D
1.59%, due 6/15/27	1,190,000	1,166,698
Series 2021-3, Class D
1.65%, due 9/15/27	2,412,000	2,326,106
Series 2021-4, Class C
1.96%, due 12/15/27	967,740	956,688

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Flagship Credit Auto Trust (a)
Series 2021-4, Class D
2.26%, due 12/15/27	$ 2,507,000	$ 2,370,708
Series 2021-2, Class E
3.16%, due 9/15/28	1,900,000	1,826,349
Series 2021-3, Class E
3.32%, due 12/15/28	2,110,000	1,957,916
Series 2020-1, Class E
3.52%, due 6/15/27	2,084,163	2,082,042
Series 2022-1, Class D
3.64%, due 3/15/28	1,000,000	970,381
Series 2021-4, Class E
4.03%, due 3/15/29	1,010,000	879,981
Series 2020-3, Class E
4.98%, due 12/15/27	1,090,000	1,088,682
Series 2022-2, Class D
5.80%, due 4/17/28	2,585,000	2,377,972
Series 2024-3, Class E
8.83%, due 1/15/32	4,640,000	4,723,030
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class D
1.48%, due 7/15/27	872,143	861,579
Series 2022-3A, Class E
8.35%, due 10/15/29	670,000	695,384
Hertz Vehicle Financing III LLC (a)
Series 2025-1A, Class D
7.98%, due 9/25/29	2,000,000	1,993,355
Series 2025-3A, Class D
8.55%, due 12/26/29	3,790,000	3,825,999
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class A
1.68%, due 12/27/27	2,870,000	2,767,378
Series 2021-2A, Class C
2.52%, due 12/27/27	1,577,000	1,514,759
Series 2021-2A, Class D
4.34%, due 12/27/27	3,000,000	2,890,645
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class E
12.598% (SOFR 30A + 8.25%), due 5/20/32 (a)(b)	701,030	707,099
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class D
4.68%, due 4/14/31 (a)	1,270,000	1,263,839
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class F
12.24%, due 12/15/33 (a)	2,037,543	2,072,319

	Principal Amount	Value
Asset-Backed Securities
Automobile Asset-Backed Securities
Santander Drive Auto Receivables Trust
Series 2024-4, Class D
5.32%, due 12/15/31	$ 1,305,000	$ 1,312,264
		77,968,835
Home Equity Asset-Backed Securities 0.2%
GSAA Home Equity Trust
Series 2007-8, Class A3
5.367% (1 Month SOFR + 1.014%), due 8/25/37 (b)	7,124	7,035
RCKT Mortgage Trust
Series 2024-CES5, Class A1A
5.846%, due 8/25/44 (a)(c)	2,908,249	2,920,356
		2,927,391
Other Asset-Backed Securities 8.5%
AGL CLO 17 Ltd.
Series 2022-17A, Class BR
5.725% (3 Month SOFR + 1.40%), due 1/21/35 (a)(b)	2,550,000	2,551,002
AGL CLO 32 Ltd.
Series 2024-32A, Class A1
5.705% (3 Month SOFR + 1.38%), due 7/21/37 (a)(b)	1,300,000	1,303,393
AGL CLO 35 Ltd.
Series 2024-35A, Class A2
5.875% (3 Month SOFR + 1.55%), due 1/21/38 (a)(b)	500,000	501,144
AIMCO CLO
Series 2018-AA, Class B1R
5.972% (3 Month SOFR + 1.65%), due 10/17/37 (a)(b)	1,650,000	1,654,353
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	561,980	543,919
Series 2021-1, Class B
3.95%, due 7/11/30	890,600	844,402
Series 2016-1, Class A
4.10%, due 1/15/28	729,073	702,363
Anchorage Credit Funding 6 Ltd.
Series 2018-6A, Class E
6.85%, due 7/25/36 (a)	1,939,108	1,931,313
Apidos CLO
Series 2018-18A, Class BR2
6.032% (3 Month SOFR + 1.70%), due 1/22/38 (a)(b)	1,700,000	1,707,871
Apidos CLO LI Ltd.
Series 2024-51A, Class B
5.875% (3 Month SOFR + 1.55%), due 1/20/38 (a)(b)	870,000	870,702
ARES Direct Lending CLO 3 LLC
Series 2024-3A, Class A2
6.075% (3 Month SOFR + 1.75%), due 1/20/37 (a)(b)	850,000	850,487

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Ares Loan Funding IX Ltd.
Series 2025-ALF9A, Class A2
5.64% (3 Month SOFR + 1.40%), due 3/31/38 (a)(b)	$ 1,500,000	$ 1,500,789
Avant Loans Funding Trust
Series 2022-REV1, Class D
11.02%, due 9/15/31 (a)	1,073,241	1,079,265
Bain Capital Credit CLO Ltd.
Series 2021-6A, Class DR
7.275% (3 Month SOFR + 2.95%), due 10/21/34 (a)(b)	800,000	797,944
BCC Middle Market CLO LLC
Series 2025-1A, Class A1
5.725% (3 Month SOFR + 1.62%), due 7/17/37 (a)(b)	1,640,000	1,643,690
Blackrock Rainier CLO VI Ltd.
Series 2021-6A, Class A1R
5.875% (3 Month SOFR + 1.55%), due 4/20/37 (a)(b)	1,200,000	1,200,200
BXDL Static CLO LLC (a)(b)
Series 2025-1A, Class A1
5.618% (3 Month SOFR + 1.30%), due 7/20/35	2,252,000	2,252,245
Series 2025-1A, Class C
6.518% (3 Month SOFR + 2.20%), due 7/20/35	2,000,000	2,000,278
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	2,356,119	1,949,520
Series 2021-1A, Class B1
1.98%, due 3/15/61	3,977,129	3,041,822
Series 2020-1, Class A2
1.99%, due 7/15/60	1,517,159	1,273,892
Series 2020-1, Class B1
2.28%, due 7/15/60	2,122,707	1,633,754
Series 2020-1, Class B2
2.60%, due 7/15/60	2,428,520	1,844,840
Consolidated Communications LLC
Series 2025-1A, Class C
9.408%, due 5/20/55 (a)	2,700,000	2,814,804
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	3,994	3,995
Dext ABS LLC
Series 2025-1, Class D
5.65%, due 2/15/36 (a)	1,200,000	1,208,910
FirstKey Homes Trust (a)
Series 2020-SFR2, Class E
2.668%, due 10/19/37	1,800,000	1,781,357
Series 2022-SFR2, Class C
4.50%, due 7/17/39	2,925,000	2,875,047
Fortress Credit Opportunities XXI CLO LLC
Series 2023-21A, Class A1TR
5.895% (3 Month SOFR + 1.57%), due 1/21/37 (a)(b)	1,600,000	1,603,149

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Golub Capital Partners CLO 49M Ltd.
Series 2020-49A, Class A2R2
6.002% (3 Month SOFR + 1.68%), due 7/20/38 (a)(b)	$ 3,000,000	$ 3,000,324
Golub Capital Partners CLO 67M
Series 2023-67A, Class CR
6.43% (3 Month SOFR + 2.20%), due 5/9/36 (a)(b)(d)	1,800,000	1,800,250
Golub Capital Partners CLO 76 B Ltd.
Series 2024-76A, Class A1
5.688% (3 Month SOFR + 1.37%), due 10/25/37 (a)(b)	1,200,000	1,204,271
Golub Capital Partners CLO 78M
Series 2025-78A, Class A1
5.705% (3 Month SOFR + 1.38%), due 4/21/39 (a)(b)	1,900,000	1,896,774
Great Lakes CLO Ltd.
Series 2019-1A, Class ARR
5.798% (3 Month SOFR + 1.48%), due 4/15/37 (a)(b)	1,630,000	1,631,687
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, due 7/25/33 (a)	429,559	423,152
Home Partners of America Trust
Series 2021-2, Class B
2.302%, due 12/17/26 (a)	758,086	730,953
Ivy Hill Middle Market Credit Fund VII Ltd.
Series 7A, Class AR3
5.918% (3 Month SOFR + 1.60%), due 10/15/36 (a)(b)	800,000	800,780
Magnetite 50 Ltd.
Series 2025-50A, Class A1
5.589% (3 Month SOFR + 1.28%), due 7/25/38 (a)(b)	2,450,000	2,450,265
Marathon CLO Ltd.
Series Reg S, Class A2R
5.868% (3 Month SOFR + 1.55%), due 4/15/34 (a)(b)	2,200,000	2,201,465
Navient Private Education Refi Loan Trust (a)
Series 2020-GA, Class B
2.50%, due 9/16/69	1,145,000	954,227
Series 2020-HA, Class B
2.78%, due 1/15/69	1,820,000	1,549,911
OCP CLO Ltd.
Series 2017-14A, Class A1R
5.695% (3 Month SOFR + 1.37%), due 7/20/37 (a)(b)	1,100,000	1,102,192
Owl Rock CLO XX LLC
Series 2024-20A, Class C
6.419% (3 Month SOFR + 2.10%), due 10/24/34 (a)(b)	1,000,000	989,683
Point Broadband Funding LLC
Series 2025-1A, Class C
8.156%, due 7/20/55 (a)	3,000,000	3,019,315
Progress Residential Trust
Series 2025-SFR4, Class C
5.05%, due 8/19/42 (a)	2,795,000	2,740,084

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
QTS Issuer ABS I LLC
Series 2025-1A, Class B
5.928%, due 5/25/55 (a)	$ 2,385,000	$ 2,397,677
Rad CLO 25 Ltd.
Series 2024-25A, Class A1
5.785% (3 Month SOFR + 1.46%), due 7/20/37 (a)(b)	600,000	601,561
Regatta 30 Funding Ltd.
Series 2024-4A, Class B
5.968% (3 Month SOFR + 1.65%), due 1/25/38 (a)(b)	1,650,000	1,654,455
Regatta XI Funding Ltd.
Series 2018-1A, Class AR
5.722% (3 Month SOFR + 1.40%), due 7/17/37 (a)(b)	1,100,000	1,102,290
Signal Peak CLO 12 Ltd.
Series 2022-12A, Class A1R
5.729% (3 Month SOFR + 1.40%), due 7/18/37 (a)(b)	900,000	903,178
Silver Point SCF CLO IV Ltd.
Series 2021-1A, Class A2R
6.268% (3 Month SOFR + 1.95%), due 10/15/36 (a)(b)	800,000	805,334
Sixth Street CLO XIV Ltd.
Series 2019-14A, Class A1R2
5.475% (3 Month SOFR + 1.15%), due 1/20/38 (a)(b)	2,400,000	2,395,483
Stifel SBA IO Trust
Series 2024-1A, Class A2
1.268%, due 6/25/50 (a)(e)(f)	26,684,435	946,464
Subway Funding LLC (a)
Series 2024-3A, Class A23
5.914%, due 7/30/54	2,064,400	2,016,349
Series 2024-1A, Class A2II
6.268%, due 7/30/54	1,176,112	1,196,624
Texas Debt Capital CLO Ltd.
Series 2024-2A, Class B
6.019% (3 Month SOFR + 1.70%), due 1/24/37 (a)(b)	1,000,000	1,002,487
Tricon American Homes (a)
Series 2020-SFR1, Class C
2.249%, due 7/17/38	1,500,000	1,461,409
Series 2020-SFR1, Class D
2.548%, due 7/17/38	3,560,000	3,473,057
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	562,385	573,091
Zayo Issuer LLC (a)
Series 2025-1A, Class C
8.659%, due 3/20/55	2,500,000	2,567,027

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Zayo Issuer LLC (a)
Series 2025-2A, Class C
9.489%, due 6/20/55	$ 2,500,000	$ 2,643,474
		96,201,743
Total Asset-Backed Securities (Cost $177,908,032)		177,097,969
Corporate Bonds 33.5%
Aerospace & Defense 0.2%
Bombardier, Inc.
7.50%, due 2/1/29 (a)	2,030,000	2,108,139
Airlines 0.8%
American Airlines, Inc. (a)
5.50%, due 4/20/26	275,000	274,749
5.75%, due 4/20/29	2,450,000	2,449,141
Avianca Midco 2 plc
Series Reg S
9.625%, due 2/14/30	1,600,000	1,488,000
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	70,126	69,954
4.75%, due 10/20/28	2,665,000	2,666,637
Grupo Aeromexico SAB de CV
8.625%, due 11/15/31 (a)	450,000	438,750
Pegasus Hava Tasimaciligi A/S
Series Reg S
8.00%, due 9/11/31	1,700,000	1,722,381
		9,109,612
Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC
4.125%, due 8/17/27	1,295,000	1,261,636
6.054%, due 11/5/31	590,000	590,338
6.80%, due 5/12/28	2,105,000	2,172,572
6.95%, due 3/6/26	1,195,000	1,204,390
7.20%, due 6/10/30	625,000	657,553
General Motors Financial Co., Inc.
2.35%, due 1/8/31	1,178,000	1,026,830
2.70%, due 6/10/31	1,525,000	1,337,428
4.30%, due 4/6/29	1,090,000	1,070,310
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	3,610,000	3,463,993
7.05%, due 9/15/28	975,000	1,004,508
		13,789,558

	Principal Amount	Value
Corporate Bonds
Auto Parts & Equipment 0.2%
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30	$ 1,880,000	$ 1,912,973
Banks 4.8%
Akbank TAS
Series Reg S
9.369% (5 Year Treasury Constant Maturity Rate + 5.27%), due 3/14/29 (b)(g)(h)	1,100,000	1,140,283
Banco Bradesco SA
6.50%, due 1/22/30 (a)	450,000	469,575
Banco de Credito del Peru SA
6.45% (5 Year Treasury Constant Maturity Rate + 2.486%), due 7/30/35 (a)(b)	1,365,000	1,404,585
Banco Mercantil del Norte SA
Series Reg S
8.75% (10 Year Treasury Constant Maturity Rate + 4.299%), due 5/20/35 (b)(g)	1,950,000	1,996,098
Banco Santander SA
4.175% (1 Year Treasury Constant Maturity Rate + 2.00%), due 3/24/28 (b)	2,400,000	2,382,940
6.35%, due 3/14/34	1,000,000	1,050,119
Bank of Georgia JSC
Series Reg S
9.50% (5 Year SOFR + 5.618%), due 7/16/29 (b)(g)	1,150,000	1,147,608
Barclays plc (b)(g)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,380,000	2,261,502
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	900,000	953,858
BNP Paribas SA (a)
3.052%, due 1/13/31 (i)	1,605,000	1,492,196
4.625% (5 Year Treasury Constant Maturity Rate + 3.196%), due 1/12/27 (b)(g)	1,315,000	1,287,646
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (b)(g)	1,610,000	1,442,212
BPCE SA (a)(i)
2.045%, due 10/19/27	2,240,000	2,167,735
6.714%, due 10/19/29	665,000	703,437
Citigroup, Inc.
2.52%, due 11/3/32 (i)	2,115,000	1,846,343
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(b)(g)	1,746,000	1,649,332
Deutsche Bank AG
3.035%, due 5/28/32 (i)	460,000	414,177
4.875% (USISDA05 + 2.553%), due 12/1/32 (b)	3,390,000	3,358,945
First Horizon Bank
5.75%, due 5/1/30	1,673,000	1,708,928
Intesa Sanpaolo SpA
4.198% (1 Year Treasury Constant Maturity Rate + 2.60%), due 6/1/32 (a)(b)	3,430,000	3,182,626
Itau Unibanco Holding SA
6.00%, due 2/27/30 (a)	1,180,000	1,209,500
KeyBank NA
4.15%, due 8/8/25 (h)	1,585,000	1,584,624
KeyCorp
6.401%, due 3/6/35 (i)	2,020,000	2,158,959

	Principal Amount	Value
Corporate Bonds
Banks
Morgan Stanley (i)
2.484%, due 9/16/36	$ 2,170,000	$ 1,849,685
2.511%, due 10/20/32	3,225,000	2,823,135
NatWest Group plc
4.60% (5 Year Treasury Constant Maturity Rate + 3.10%), due 6/28/31 (b)(g)	2,650,000	2,353,996
Santander Holdings USA, Inc. (i)
6.342%, due 5/31/35	270,000	283,865
6.499%, due 3/9/29	1,315,000	1,369,067
Societe Generale SA (a)(b)(g)
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26	1,240,000	1,223,577
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30	1,920,000	1,778,506
UBS Group AG (a)
3.091%, due 5/14/32 (i)	885,000	804,077
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (b)(g)	2,555,000	2,289,929
Wells Fargo & Co.
3.35% (SOFR), due 3/2/33 (i)	2,330,000	2,132,953
		53,922,018
Building Materials 0.8%
Cimko Cimento ve Beton Sanayi ve Ticaret AS
10.75%, due 5/21/30 (a)	1,650,000	1,676,950
JH North America Holdings, Inc. (a)
5.875%, due 1/31/31	370,000	371,267
6.125%, due 7/31/32	630,000	636,530
Masterbrand, Inc.
7.00%, due 7/15/32 (a)	2,670,000	2,713,358
MIWD Holdco II LLC
5.50%, due 2/1/30 (a)	3,305,000	3,145,840
		8,543,945
Chemicals 1.3%
Alpek SAB de CV
3.25%, due 2/25/31 (a)	1,255,000	1,084,088
Series Reg S
3.25%, due 2/25/31	400,000	345,526
Celanese US Holdings LLC
7.20%, due 11/15/33 (c)	3,115,000	3,252,082
Huntsman International LLC
4.50%, due 5/1/29	4,000,000	3,801,805
Ma'aden Sukuk Ltd.
5.50%, due 2/13/35 (a)	930,000	961,232
Sasol Financing USA LLC
8.75%, due 5/3/29 (a)	2,875,000	2,891,747
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28 (a)	2,725,000	2,645,890
		14,982,370

	Principal Amount	Value
Corporate Bonds
Coal 0.2%
SunCoke Energy, Inc.
4.875%, due 6/30/29 (a)	$ 2,400,000	$ 2,194,716
Commercial Services 1.2%
Ashtead Capital, Inc.
4.25%, due 11/1/29 (a)	1,640,000	1,601,428
Belron UK Finance plc
5.75%, due 10/15/29 (a)	2,215,000	2,235,788
DP World Salaam
Series Reg S
6.00% (5 Year Treasury Constant Maturity Rate + 5.75%), due 10/1/25 (b)(g)	6,010,000	5,989,326
Herc Holdings, Inc.
7.00%, due 6/15/30 (a)	1,480,000	1,529,633
NESCO Holdings II, Inc.
5.50%, due 4/15/29 (a)	2,670,000	2,603,272
		13,959,447
Computers 0.2%
CACI International, Inc.
6.375%, due 6/15/33 (a)	1,815,000	1,855,912
Cosmetics & Personal Care 0.2%
Coty, Inc.
4.75%, due 1/15/29 (a)	2,020,000	1,980,905
Diversified Financial Services 1.4%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	1,650,000	1,570,277
Ally Financial, Inc.
5.75%, due 11/20/25	3,820,000	3,825,264
Avolon Holdings Funding Ltd. (a)
3.25%, due 2/15/27	2,125,000	2,071,823
5.75%, due 11/15/29	1,575,000	1,621,358
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	2,025,000	2,000,258
5.75%, due 1/22/30 (a)	450,000	451,435
Series Reg S
5.75%, due 1/22/30	815,000	817,600
Bread Financial Holdings, Inc.
8.375% (5 Year Treasury Constant Maturity Rate + 4.30%), due 6/15/35 (a)(b)	1,250,000	1,291,172
Macquarie Airfinance Holdings Ltd.
6.40%, due 3/26/29 (a)	1,610,000	1,673,746
OneMain Finance Corp.
6.75%, due 3/15/32	1,105,000	1,121,234
		16,444,167

	Principal Amount	Value
Corporate Bonds
Electric 2.3%
AEP Texas, Inc.
4.70%, due 5/15/32	$ 1,175,000	$ 1,154,335
AES Andes SA
Series Reg S
8.15% (5 Year Treasury Constant Maturity Rate + 3.835%), due 6/10/55 (b)	950,000	994,680
Alpha Generation LLC
6.75%, due 10/15/32 (a)	1,385,000	1,417,302
Aydem Yenilenebilir Enerji A/S
Series Reg S
7.75%, due 2/2/27	468,000	463,795
7.75%, due 2/2/27 (a)	967,500	958,808
Banco Actinver SA Institucion de Banca Multiple
7.25%, due 1/31/41 (a)	397,700	406,807
Calpine Corp.
5.125%, due 3/15/28 (a)	1,185,000	1,179,267
Centrais Eletricas Brasileiras SA
6.50%, due 1/11/35 (a)	600,000	596,250
Edison International
7.875% (5 Year Treasury Constant Maturity Rate + 3.658%), due 6/15/54 (b)	1,295,000	1,241,262
EnfraGen Energia Sur SA
Series Reg S
5.375%, due 12/30/30	980,000	892,187
5.375%, due 12/30/30 (a)	1,305,000	1,188,065
IPALCO Enterprises, Inc.
5.75%, due 4/1/34	1,485,000	1,492,893
Kentucky Power Co.
7.00%, due 11/15/33 (a)	1,630,000	1,744,903
Ohio Power Co.
Series R
2.90%, due 10/1/51	955,000	578,431
Pacific Gas and Electric Co.
3.50%, due 8/1/50	1,855,000	1,216,655
PacifiCorp
7.375% (5 Year Treasury Constant Maturity Rate + 3.319%), due 9/15/55 (b)	1,135,000	1,161,967
Sempra
4.125% (5 Year Treasury Constant Maturity Rate + 2.868%), due 4/1/52 (b)	2,150,000	2,076,193
Vistra Operations Co. LLC
6.875%, due 4/15/32 (a)	1,550,000	1,610,523
XPLR Infrastructure Operating Partners LP (a)
7.25%, due 1/15/29	2,990,000	3,049,213
8.375%, due 1/15/31	1,140,000	1,195,745
Zorlu Enerji Elektrik Uretim A/S
Series Reg S
11.00%, due 4/23/30	1,800,000	1,741,561
		26,360,842

	Principal Amount	Value
Corporate Bonds
Engineering & Construction 0.2%
Artera Services LLC
8.50%, due 2/15/31 (a)	$ 2,000,000	$ 1,656,285
Great Lakes Dredge & Dock Corp.
5.25%, due 6/1/29 (a)	700,000	663,040
		2,319,325
Food 0.7%
Grupo Nutresa SA (a)
8.00%, due 5/12/30	460,000	485,300
9.00%, due 5/12/35	750,000	820,168
JBS USA LUX SARL
6.375%, due 2/25/55 (a)	1,435,000	1,446,279
Series Reg S
6.375%, due 2/25/55	2,000,000	2,015,720
Post Holdings, Inc. (a)
4.50%, due 9/15/31	480,000	443,671
4.625%, due 4/15/30	1,054,000	1,006,784
Smithfield Foods, Inc.
3.00%, due 10/15/30 (a)	1,520,000	1,383,624
		7,601,546
Forest Products & Paper 0.3%
Suzano Austria GmbH
3.75%, due 1/15/31	3,165,000	2,944,749
Gas 0.2%
National Fuel Gas Co.
2.95%, due 3/1/31	1,695,000	1,510,672
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	1,070,000	943,455
		2,454,127
Healthcare-Services 0.2%
Prime Healthcare Services, Inc.
9.375%, due 9/1/29 (a)	2,170,000	2,156,438
Home Furnishings 0.1%
Vestel Elektronik Sanayi ve Ticaret A/S
Series Reg S
9.75%, due 5/15/29 (h)	990,000	807,311
Housewares 0.3%
Newell Brands, Inc.
8.50%, due 6/1/28 (a)	3,170,000	3,321,759

	Principal Amount	Value
Corporate Bonds
Insurance 0.4%
Athene Global Funding
5.526%, due 7/11/31 (a)	$ 1,360,000	$ 1,386,109
Lincoln National Corp.
6.944% (3 Month SOFR + 2.619%), due 5/17/66 (b)	3,537,000	3,068,348
		4,454,457
Internet 0.9%
Cogent Communications Group LLC
7.00%, due 6/15/27 (a)	3,200,000	3,203,062
Match Group Holdings II LLC
4.625%, due 6/1/28 (a)	615,000	600,865
Prosus NV
Series Reg S
4.027%, due 8/3/50	1,350,000	907,495
Series Reg S
4.987%, due 1/19/52	3,795,000	2,945,467
Rakuten Group, Inc.
9.75%, due 4/15/29 (a)	2,500,000	2,737,293
		10,394,182
Investment Companies 0.5%
GACI First Investment Co.
Series Reg S
5.25%, due 1/29/34	2,645,000	2,686,084
Series Reg S
5.375%, due 1/29/54 (h)	3,256,000	2,911,608
		5,597,692
Iron & Steel 0.8%
Eregli Demir ve Celik Fabrikalari TAS
8.375%, due 7/23/29 (a)	2,110,000	2,185,989
Metinvest BV
Series Reg S
8.50%, due 4/23/26	2,700,000	2,423,250
Mineral Resources Ltd.
9.25%, due 10/1/28 (a)	2,400,000	2,508,365
Samarco Mineracao SA
Series Reg S
9.50% (9.00% PIK), due 6/30/31 (j)	1,686,261	1,656,508
Usiminas International SARL
7.50%, due 1/27/32 (a)	296,000	303,104
		9,077,216
Leisure Time 0.5%
Carnival Corp.
5.75%, due 8/1/32 (a)	3,140,000	3,161,258
NCL Finance Ltd.
6.125%, due 3/15/28 (a)(h)	2,095,000	2,120,295
		5,281,553

	Principal Amount	Value
Corporate Bonds
Lodging 0.9%
Fortune Star BVI Ltd.
Series Reg S
8.50%, due 5/19/28	$ 1,600,000	$ 1,642,002
Las Vegas Sands Corp.
5.625%, due 6/15/28	2,735,000	2,778,526
Melco Resorts Finance Ltd.
Series Reg S
5.625%, due 7/17/27	1,300,000	1,296,604
Sands China Ltd.
3.25%, due 8/8/31 (c)	1,400,000	1,250,597
Studio City Finance Ltd.
6.50%, due 1/15/28 (a)	2,170,000	2,148,184
Series Reg S
6.50%, due 1/15/28	960,000	950,349
		10,066,262
Machinery—Construction & Mining 0.2%
Terex Corp.
6.25%, due 10/15/32 (a)	2,540,000	2,543,956
Media 0.6%
Charter Communications Operating LLC
6.10%, due 6/1/29	1,470,000	1,533,442
Globo Comunicacao e Participacoes SA
Series Reg S
5.50%, due 1/14/32	850,000	798,389
Nexstar Media, Inc.
4.75%, due 11/1/28 (a)(h)	2,240,000	2,177,153
Paramount Global
4.95%, due 1/15/31	2,675,000	2,608,571
		7,117,555
Mining 1.3%
Compass Minerals International, Inc. (a)
6.75%, due 12/1/27	2,124,000	2,122,036
8.00%, due 7/1/30	1,230,000	1,274,321
Freeport Indonesia PT
Series Reg S
5.315%, due 4/14/32	1,950,000	1,963,830
Series Reg S
6.20%, due 4/14/52	1,745,000	1,764,172
Navoi Mining & Metallurgical Combinat (a)
6.70%, due 10/17/28	500,000	511,371
6.75%, due 5/14/30	400,000	409,674
Perenti Finance Pty. Ltd.
7.50%, due 4/26/29 (a)	1,075,000	1,110,819
Vedanta Resources Finance II plc
10.875%, due 9/17/29 (a)	1,600,000	1,634,980

	Principal Amount	Value
Corporate Bonds
Mining
Vedanta Resources Finance II plc
Series Reg S
10.875%, due 9/17/29	$ 1,390,000	$ 1,420,389
WE Soda Investments Holding plc
9.375%, due 2/14/31 (a)	2,210,000	2,314,246
Series Reg S
9.375%, due 2/14/31	595,000	623,066
		15,148,904
Miscellaneous—Manufacturing 0.5%
Axon Enterprise, Inc.
6.125%, due 3/15/30 (a)	3,920,000	4,003,502
Textron Financial Corp.
6.323% (3 Month SOFR + 1.997%), due 2/15/42 (a)(b)	2,140,000	1,922,615
		5,926,117
Oil & Gas 3.1%
ADNOC Murban RSC Ltd.
Series Reg S
5.125%, due 9/11/54	2,715,000	2,503,337
Azule Energy Finance plc
8.125%, due 1/23/30 (a)	647,000	651,807
California Resources Corp.
8.25%, due 6/15/29 (a)	3,200,000	3,287,153
Comstock Resources, Inc.
6.75%, due 3/1/29 (a)	2,135,000	2,110,872
Diamond Foreign Asset Co.
8.50%, due 10/1/30 (a)	2,500,000	2,605,607
Energean Israel Finance Ltd. (a)
Series Reg S
4.875%, due 3/30/26	1,105,000	1,093,950
Series Reg S
5.375%, due 3/30/28 (h)	1,155,000	1,109,464
Hilcorp Energy I LP
5.75%, due 2/1/29 (a)	3,680,000	3,614,811
KazMunayGas National Co. JSC
Series Reg S
5.375%, due 4/24/30	2,382,000	2,408,953
Moss Creek Resources Holdings, Inc.
8.25%, due 9/1/31 (a)	2,130,000	2,079,180
Raizen Fuels Finance SA
Series Reg S
6.45%, due 3/5/34	635,000	630,192
6.95%, due 3/5/54 (a)	2,515,000	2,349,001
SEPLAT Energy plc
9.125%, due 3/21/30 (a)	1,550,000	1,600,493
SM Energy Co.
6.75%, due 8/1/29 (a)	2,100,000	2,101,659

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Transocean, Inc.
8.75%, due 2/15/30 (a)	$ 1,708,000	$ 1,770,801
Tullow Oil plc
Series Reg S
10.25%, due 5/15/26	3,430,000	3,078,425
Valaris Ltd.
8.375%, due 4/30/30 (a)	2,000,000	2,065,781
		35,061,486
Oil & Gas Services 0.2%
Yinson Boronia Production BV
Series Reg S
8.947%, due 7/31/42	1,927,845	2,077,946
Packaging & Containers 0.3%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	577,000	576,220
Cascades, Inc.
6.75%, due 7/15/30 (a)	3,000,000	2,992,980
		3,569,200
Pharmaceuticals 0.1%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	87,000	85,097
4.75%, due 5/9/27 (h)	1,420,000	1,409,386
		1,494,483
Pipelines 1.7%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,710,000	1,406,494
CNX Midstream Partners LP
4.75%, due 4/15/30 (a)	2,570,000	2,427,774
DCP Midstream Operating LP
3.25%, due 2/15/32	3,090,000	2,754,561
Delek Logistics Partners LP
7.125%, due 6/1/28 (a)	1,110,000	1,115,390
Energy Transfer LP
Series H
6.50% (5 Year Treasury Constant Maturity Rate + 5.694%), due 11/15/26 (b)(g)	2,520,000	2,524,808
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,490,000	2,236,287
Greensaif Pipelines Bidco SARL
Series Reg S
6.103%, due 8/23/42	1,500,000	1,525,060
Hess Midstream Operations LP
6.50%, due 6/1/29 (a)	2,070,000	2,132,309
Plains All American Pipeline LP
3.80%, due 9/15/30	1,040,000	991,160

	Principal Amount	Value
Corporate Bonds
Pipelines
Western Midstream Operating LP
5.25%, due 2/1/50 (c)	$ 1,800,000	$ 1,510,201
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,425,000	971,313
		19,595,357
Real Estate 0.4%
Alpha Star Holding VII Ltd.
Series Reg S
7.75%, due 4/27/26	1,300,000	1,315,535
Dar Al-Arkan Sukuk Co. Ltd.
Series Reg S
6.875%, due 2/26/27	1,450,000	1,454,482
MAF Global Securities Ltd.
Series Reg S
7.875% (5 Year Treasury Constant Maturity Rate + 4.893%), due 6/30/27 (b)(g)	1,700,000	1,754,468
		4,524,485
Real Estate Investment Trusts 1.3%
Iron Mountain, Inc.
4.875%, due 9/15/29 (a)	1,686,000	1,648,515
MPT Operating Partnership LP
8.50%, due 2/15/32 (a)	2,670,000	2,775,211
Park Intermediate Holdings LLC
5.875%, due 10/1/28 (a)	2,565,000	2,555,003
Starwood Property Trust, Inc. (a)
3.625%, due 7/15/26	3,172,000	3,110,130
6.00%, due 4/15/30	1,625,000	1,640,955
Trust Fibra Uno
8.25%, due 1/23/37 (a)	180,000	192,060
Series Reg S
8.25%, due 1/23/37	1,665,000	1,776,555
Uniti Group LP
10.50%, due 2/15/28 (a)	1,556,000	1,644,504
		15,342,933
Retail 1.4%
Arcos Dorados BV
6.375%, due 1/29/32 (a)	2,290,000	2,358,700
AutoNation, Inc.
4.75%, due 6/1/30	1,116,000	1,106,124
Bath & Body Works, Inc.
6.625%, due 10/1/30 (a)	2,485,000	2,543,624
El Puerto de Liverpool SAB de CV
6.658%, due 1/22/37 (a)	681,000	707,429
Series Reg S
6.658%, due 1/22/37	300,000	311,643
Macy's Retail Holdings LLC
7.375%, due 8/1/33 (a)	3,400,000	3,412,951

	Principal Amount	Value
Corporate Bonds
Retail
Sally Holdings LLC
6.75%, due 3/1/32 (h)	$ 1,285,000	$ 1,318,838
Staples, Inc.
10.75%, due 9/1/29 (a)	1,480,000	1,387,739
Victra Holdings LLC
8.75%, due 9/15/29 (a)(h)	2,135,000	2,237,552
		15,384,600
Semiconductors 0.2%
Kioxia Holdings Corp.
6.25%, due 7/24/30 (a)	2,720,000	2,709,922
Software 0.4%
Cloud Software Group, Inc. (a)
6.50%, due 3/31/29	1,720,000	1,737,002
8.25%, due 6/30/32	2,135,000	2,273,414
		4,010,416
Telecommunications 0.7%
AT&T, Inc.
3.50%, due 9/15/53	1,485,000	1,000,433
Axian Telecom Holding & Management plc
7.25%, due 7/11/30 (a)	760,000	760,906
Iliad Holding SASU
8.50%, due 4/15/31 (a)	2,135,000	2,290,174
Total Play Telecomunicaciones SA de CV
Series Reg S
10.50%, due 12/31/28	850,000	821,212
Series Reg S
11.125%, due 12/31/32	700,000	673,698
Turkcell Iletisim Hizmetleri A/S
7.65%, due 1/24/32 (a)	443,000	455,231
Veon Midco BV
Series Reg S
3.375%, due 11/25/27	2,560,000	2,362,852
		8,364,506
Transportation 0.2%
Yinson Bergenia Production BV
8.498%, due 1/31/45 (a)	1,950,000	2,012,288
Water 0.1%
Aegea Finance SARL
9.00%, due 1/20/31 (a)	845,000	908,207
Total Corporate Bonds (Cost $382,658,340)		379,433,582

	Principal Amount	Value
Foreign Government Bonds 4.8%
Angola 0.3%
Angola Government Bond
8.75%, due 4/14/32 (a)	$ 3,075,000	$ 2,794,961
Argentina 0.5%
Argentina Government Bond
1.00%, due 7/9/29	3,144,000	2,552,928
3.50%, due 7/9/41 (c)	2,268,000	1,380,078
4.125%, due 7/9/35 (c)	2,750,030	1,815,020
		5,748,026
Bahamas 0.1%
Bahamas Government Bond
8.25%, due 6/24/36 (a)	1,250,000	1,269,375
Chile 0.3%
Corp. Nacional del Cobre de Chile
6.44%, due 1/26/36 (a)	1,875,000	1,964,977
Series Reg S
6.44%, due 1/26/36	520,000	544,954
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,049,000	935,323
		3,445,254
Colombia 0.1%
Ecopetrol SA
5.875%, due 5/28/45	1,730,000	1,226,677
Cote D'Ivoire 0.1%
Ivory Coast Government Bond
Series Reg S
8.25%, due 1/30/37	1,440,000	1,423,179
Dominican Republic 0.2%
Dominican Republic Government Bond
Series Reg S
4.875%, due 9/23/32	610,000	563,823
4.875%, due 9/23/32 (a)	2,160,000	1,996,488
		2,560,311
Ecuador 0.2%
Ecuador Government Bond
Series Reg S
6.90%, due 7/31/35 (c)	2,442,000	1,822,953

	Principal Amount	Value
Foreign Government Bonds
El Salvador 0.1%
El Salvador Government Bond
Series Reg S
8.25%, due 4/10/32	$ 1,500,000	$ 1,527,750
Israel 0.2%
Israel Government Bond
5.75%, due 3/12/54	2,805,000	2,610,565
Mexico 0.3%
Petroleos Mexicanos
10.00%, due 2/7/33	2,935,000	3,272,847
Morocco 0.3%
OCP SA
6.10%, due 4/30/30 (a)	225,000	228,873
Series Reg S
6.875%, due 4/25/44	3,365,000	3,288,867
		3,517,740
Paraguay 0.1%
Paraguay Government Bond
Series Reg S
6.10%, due 8/11/44	450,000	437,400
6.10%, due 8/11/44 (a)	1,150,000	1,117,800
		1,555,200
Poland 0.2%
Poland Government Bond
5.125%, due 9/18/34	2,040,000	2,049,226
Romania 0.2%
Romanian Government Bond
Series Reg S
3.00%, due 2/14/31	2,020,000	1,768,000
Saudi Arabia 0.3%
KSA Sukuk Ltd.
Series Reg S
5.25%, due 6/4/34 (h)	2,985,000	3,065,105
Saudi Government Bond
Series Reg S
4.875%, due 7/18/33	340,000	340,753
		3,405,858

	Principal Amount	Value
Foreign Government Bonds
Supranational 0.6%
Africa Finance Corp.
Series Reg S
5.55%, due 10/8/29	$ 1,600,000	$ 1,619,951
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (a)(b)(g)	1,820,000	1,781,083
7.5% to 4/21/30, FRN thereafter, Series Reg S
7.50% (5 Year Treasury Constant Maturity Rate + 3.015%), due 1/21/30 (b)(g)	550,000	538,239
African Export-Import Bank (The)
Series Reg S
3.994%, due 9/21/29	3,350,000	3,077,226
		7,016,499
Ukraine 0.2%
Ukraine Government Bond (c)
1.75%, due 2/1/29	735,525	443,886
Series Reg S
1.75%, due 2/1/29	2,798,325	1,688,776
		2,132,662
United Arab Emirates 0.2%
Abu Dhabi Government Bond
Series Reg S
5.00%, due 4/30/34	2,015,000	2,100,698
Uzbekistan 0.3%
Uzbekistan Government Bond
Series Reg S
7.85%, due 10/12/28	1,915,000	2,034,948
Uzbekneftegaz JSC
8.75%, due 5/7/30 (a)	1,500,000	1,575,348
		3,610,296
Total Foreign Government Bonds (Cost $54,160,092)		54,858,077
Loan Assignments 3.2%
Automobile 0.1%
Wand NewCo 3, Inc.
First Lien Initial Term Loan
6.856% (1 Month SOFR + 2.50%), due 1/30/31 (b)	1,700,000	1,696,661
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
First Lien Initial Term Loan
6.046% (3 Month SOFR + 1.75%), due 4/10/31 (b)	2,429,200	2,424,478

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber 0.6%
Glatfelter Corp.
First Lien Term Loan
8.583% (3 Month SOFR + 4.25%), due 11/4/31 (b)	$ 3,776,025	$ 3,746,527
INEOS US Petrochem LLC
First Lien New Term Loan B1
8.706% (1 Month SOFR + 4.25%), due 4/2/29 (b)	2,733,420	2,514,746
		6,261,273
Construction & Buildings 0.2%
Oldcastle BuildingEnvelope, Inc.
First Lien Term Loan B
8.546% (3 Month SOFR + 4.25%), due 4/30/29 (b)	2,129,526	1,926,888
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Term Loan B
8.456% (1 Month SOFR + 4.00%), due 11/2/27 (b)	746,532	717,604
Finance 0.6%
Arches Buyer, Inc.
First Lien New Term Loan
7.706% (1 Month SOFR + 3.25%), due 12/6/27 (b)	2,492,187	2,487,343
Champ Acquisition Corp.
First Lien Initial Term Loan
8.166% (6 Month SOFR + 4.00%), due 11/7/31 (b)	2,000,000	2,013,750
Fortress Intermediate 3, Inc.
First Lien Term Loan B
7.322% (1 Month SOFR + 3.00%), due 6/27/31 (b)	1,845,702	1,848,009
		6,349,102
Healthcare, Education & Childcare 0.2%
Endo Finance Holdings, Inc.
First Lien 2024 Refinancing Term Loan
8.356% (1 Month SOFR + 4.00%), due 4/23/31 (b)	1,830,777	1,835,354
High Tech Industries 0.1%
Ahead DB Holdings LLC
First Lien Term Loan B3
7.296% (3 Month SOFR + 3.00%), due 2/3/31 (b)	1,549,370	1,550,200
Media 0.5%
DIRECTV Financing LLC (b)
First Lien Closing Date Term Loan
9.57% (3 Month SOFR + 5.00%), due 8/2/27	1,000,000	1,002,083
First Lien 2024 Refinancing Term Loan B
9.82% (3 Month SOFR + 5.25%), due 8/2/29	1,972,390	1,955,132

	Principal Amount	Value
Loan Assignments
Media
Virgin Media Bristol LLC
First Lien Facility Advance Term Loan Q
7.706% (1 Month SOFR + 3.25%), due 1/31/29 (b)	$ 2,900,000	$ 2,878,653
		5,835,868
Services: Business 0.4%
Beach Acquisition Bidco LLC
First Lien Term Loan B
7.316% (1 Year SOFR + 3.25%), due 6/25/32 (b)	1,100,000	1,106,416
First Student Bidco, Inc. (b)
First Lien Term Loan B
6.796% (3 Month SOFR + 2.50%), due 7/21/28	1,301,063	1,301,876
First Lien Initial Term Loan C
6.796% (3 Month SOFR + 2.50%), due 7/21/28	398,937	399,186
Staples, Inc.
First Lien Closing Date Term Loan
10.026% (3 Month SOFR + 5.75%), due 8/23/29 (b)	2,135,000	1,959,529
		4,767,007
Software 0.2%
Opal LLC
First Lien Facility Term Loan B2
7.435% (6 Month SOFR + 3.25%), due 4/23/32 (b)	2,500,000	2,509,375
Total Loan Assignments (Cost $35,938,170)		35,873,810
Mortgage-Backed Securities 30.4%
Agency (Collateralized Mortgage Obligations) 5.5%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (b)(e)	2,872,303	69,586
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (b)(e)	2,218,901	44,461
REMIC, Series 5351, Class EO
(zero coupon), due 10/25/53	2,365,251	1,881,735
REMIC, Series 5357, Class OE
(zero coupon), due 11/25/53	876,908	719,469
REMIC, Series 5363
(zero coupon), due 12/25/53	998,654	849,707
REMIC, Series 4839, Class WO
(zero coupon), due 8/15/56	927,525	593,864
REMIC, Series 5471, Class SK
1.00% (SOFR 30A + 5.35%), due 8/25/54 (b)(e)	5,588,469	231,826
REMIC, Series 5472, Class SB
1.00% (SOFR 30A + 5.35%), due 11/25/54 (b)(e)	17,462,360	804,281
REMIC, Series 4993, Class KS
1.586% (SOFR 30A + 5.936%), due 7/25/50 (b)(e)	4,244,167	539,066

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 5031, Class IQ
2.50%, due 10/25/50 (e)	$ 1,419,152	$ 213,141
REMIC, Series 5038, Class IB
2.50%, due 10/25/50 (e)	914,003	144,256
REMIC, Series 5205, Class KI
3.00%, due 12/25/48 (e)	1,351,313	144,876
REMIC, Series 5152, Class BI
3.00%, due 7/25/50 (e)	3,086,799	524,442
REMIC, Series 5023, Class LI
3.00%, due 10/25/50 (e)	1,076,112	176,223
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (e)	1,518,186	244,729
REMIC, Series 5155, Class KI
3.00%, due 10/25/51 (e)	3,728,923	590,096
REMIC, Series 5160
3.00%, due 10/25/51 (e)	1,807,946	208,044
REMIC, Series 5167, Class GI
3.00%, due 11/25/51 (e)	3,512,137	603,208
REMIC, Series 5191
3.50%, due 9/25/50 (e)	1,902,768	346,897
REMIC, Series 5036
3.50%, due 11/25/50 (e)	2,308,536	499,074
REMIC, Series 5040
3.50%, due 11/25/50 (e)	1,170,784	217,596
REMIC, Series 5527, Class FA
5.35% (SOFR 30A + 1.00%), due 4/25/55 (b)	1,343,149	1,336,970
FHLMC, Strips (e)
Series 311, Class S1
1.496% (SOFR 30A + 5.836%), due 8/15/43 (b)	3,832,176	385,062
Series 397, Class C61
5.50%, due 1/25/53	2,726,437	612,350
FNMA
REMIC, Series 2018-17, Class CS
(zero coupon) (SOFR 30A + 3.336%), due 3/25/48 (b)(e)	38,229,523	519,937
REMIC, Series 2023-70, Class AO
(zero coupon), due 3/25/53	1,096,790	874,184
REMIC, Series 2023-45
(zero coupon), due 10/25/53	1,198,781	933,669
REMIC, Series 2023-51
(zero coupon), due 11/25/53	884,445	738,411
REMIC, Series 2022-10, Class SA
1.40% (SOFR 30A + 5.75%), due 2/25/52 (b)(e)	2,062,784	231,673
REMIC, Series 2024-48, Class SB
1.55% (SOFR 30A + 5.90%), due 7/25/54 (b)(e)	11,405,201	705,740
REMIC, Series 2016-57, Class SN
1.586% (SOFR 30A + 5.936%), due 6/25/46 (b)(e)	1,751,876	180,329

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2019-32, Class SB
1.586% (SOFR 30A + 5.936%), due 6/25/49 (b)(e)	$ 1,308,315	$ 145,779
REMIC, Series 2020-23, Class PS
1.586% (SOFR 30A + 5.936%), due 2/25/50 (b)(e)	2,248,912	278,688
REMIC, Series 2016-19, Class SD
1.636% (SOFR 30A + 5.986%), due 4/25/46 (b)(e)	3,468,198	287,129
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (e)	1,707,374	272,719
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (e)	4,414,103	620,471
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (e)	612,313	74,602
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (e)	3,913,764	704,009
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (e)	4,642,889	993,451
FNMA, Strips (e)
Series 426, Class C32
1.50%, due 2/25/52	6,221,183	591,907
Series 440, Class C46
4.00%, due 10/25/53	6,065,184	1,331,940
Series 438, Class C34
6.00%, due 8/25/53	3,612,170	871,416
Series 2024-81
6.00%, due 7/25/54	3,895,454	941,093
GNMA
REMIC, Series 2020-1, Class YS
(zero coupon) (1 Month SOFR + 2.716%), due 1/20/50 (b)(e)	3,218,391	34,608
REMIC, Series 2020-129, Class SB
(zero coupon) (1 Month SOFR + 3.086%), due 9/20/50 (b)(e)	4,320,702	61,183
REMIC, Series 2021-16, Class AS
(zero coupon) (1 Month SOFR + 2.636%), due 1/20/51 (b)(e)	6,618,527	57,250
REMIC, Series 2021-29, Class AS
(zero coupon) (SOFR 30A + 2.70%), due 2/20/51 (b)(e)	6,358,869	58,524
REMIC, Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (b)(e)	4,150,272	126,034
REMIC, Series 2021-205, Class DS
(zero coupon) (SOFR 30A + 3.20%), due 11/20/51 (b)(e)	7,925,967	118,053
REMIC, Series 2021-226, Class SA
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (b)(e)	5,465,513	16,510
REMIC, Series 2022-78, Class S
(zero coupon) (SOFR 30A + 3.70%), due 4/20/52 (b)(e)	3,526,060	50,464
REMIC, Series 2022-87, Class SA
(zero coupon) (SOFR 30A + 3.30%), due 5/20/52 (b)(e)	6,791,417	83,672
REMIC, Series 2022-101, Class SB
(zero coupon) (SOFR 30A + 3.30%), due 6/20/52 (b)(e)	3,401,305	41,904

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2022-107, Class SA
(zero coupon) (SOFR 30A + 3.47%), due 6/20/52 (b)(e)	$ 17,182,683	$ 227,825
REMIC, Series 2022-121, Class SG
(zero coupon) (SOFR 30A + 3.97%), due 7/20/52 (b)(e)	7,193,832	137,065
REMIC, Series 2023-66, Class OQ
(zero coupon), due 7/20/52	1,820,227	1,403,261
REMIC, Series 2023-53
(zero coupon), due 4/20/53	604,995	476,562
REMIC, Series 2023-101, Class EO
(zero coupon), due 7/20/53	847,785	712,144
REMIC, Series 2024-51, Class SX
0.852% (SOFR 30A + 5.20%), due 3/20/54 (b)(e)	18,049,375	705,315
REMIC, Series 2023-80, Class SA
0.902% (SOFR 30A + 5.25%), due 6/20/53 (b)(e)	6,741,950	239,951
REMIC, Series 2020-166, Class CA
1.00%, due 11/20/50	2,269,509	1,649,565
REMIC, Series 2020-34, Class SC
1.585% (1 Month SOFR + 5.936%), due 3/20/50 (b)(e)	1,819,673	223,300
REMIC, Series 2020-96, Class CS
1.635% (1 Month SOFR + 5.986%), due 8/20/49 (b)(e)	7,817,694	930,173
REMIC, Series 2020-146, Class SA
1.835% (1 Month SOFR + 6.186%), due 10/20/50 (b)(e)	2,227,350	309,631
REMIC, Series 2020-167, Class SN
1.835% (1 Month SOFR + 6.186%), due 11/20/50 (b)(e)	1,218,298	171,088
REMIC, Series 2021-179, Class SA
1.835% (1 Month SOFR + 6.186%), due 11/20/50 (b)(e)	3,532,935	489,608
REMIC, Series 2020-189, Class NS
1.835% (1 Month SOFR + 6.186%), due 12/20/50 (b)(e)	3,857,517	542,426
REMIC, Series 2020-189, Class SU
1.835% (1 Month SOFR + 6.186%), due 12/20/50 (b)(e)	1,224,784	171,739
REMIC, Series 2021-46, Class TS
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(e)	1,714,015	216,918
REMIC, Series 2021-57, Class SA
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(e)	5,735,838	721,759
REMIC, Series 2021-57, Class SD
1.835% (1 Month SOFR + 6.186%), due 3/20/51 (b)(e)	11,584,119	1,499,443
REMIC, Series 2021-96, Class NS
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(e)	5,013,646	663,398
REMIC, Series 2021-96, Class SN
1.835% (1 Month SOFR + 6.186%), due 6/20/51 (b)(e)	3,092,927	372,700
REMIC, Series 2021-122, Class HS
1.835% (1 Month SOFR + 6.186%), due 7/20/51 (b)(e)	3,451,911	464,174
REMIC, Series 2021-135, Class GS
1.835% (1 Month SOFR + 6.186%), due 8/20/51 (b)(e)	5,921,424	807,429
REMIC, Series 2021-96, Class JS
1.885% (1 Month SOFR + 6.236%), due 6/20/51 (b)(e)	2,864,541	397,775

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
REMIC, Series 2020-166, Class IC
2.00%, due 11/20/50 (e)	$ 1,237,914	$ 153,625
REMIC, Series 2020-188
2.00%, due 12/20/50 (e)	2,746,806	312,879
REMIC, Series 2021-30, Class HI
2.00%, due 2/20/51 (e)	5,414,074	603,784
REMIC, Series 2021-205, Class GA
2.00%, due 11/20/51	409,443	334,231
REMIC, Series 2023-86, Class SE
2.302% (SOFR 30A + 6.65%), due 9/20/50 (b)(e)	2,236,804	329,310
REMIC, Series 2021-56, Class FE
2.50% (SOFR 30A + 0.20%), due 10/20/50 (b)(e)	3,636,290	525,054
REMIC, Series 2021-1, Class PI
2.50%, due 12/20/50 (e)	1,057,608	160,606
REMIC, Series 2021-137, Class HI
2.50%, due 8/20/51 (e)	2,570,763	377,615
REMIC, Series 2021-188
2.50%, due 10/20/51 (e)	4,539,658	761,211
REMIC, Series 2023-60, Class ES
2.504% (SOFR 30A + 11.20%), due 4/20/53 (b)	1,351,248	1,194,785
REMIC, Series 2021-1, Class IT
3.00%, due 1/20/51 (e)	3,577,955	598,849
REMIC, Series 2021-67, Class PI
3.00%, due 4/20/51 (e)	2,174,639	372,597
REMIC, Series 2021-74, Class HI
3.00%, due 4/20/51 (e)	456,157	69,013
REMIC, Series 2021-98, Class IN
3.00%, due 6/20/51 (e)	1,496,430	261,815
REMIC, Series 2024-48, Class JI
3.00%, due 7/20/51 (e)	4,301,765	717,924
REMIC, Series 2022-207
3.00%, due 8/20/51 (e)	2,622,829	427,029
REMIC, Series 2021-177, Class IM
3.00%, due 10/20/51 (e)	2,682,866	450,157
REMIC, Series 2021-146, Class IN
3.50%, due 8/20/51 (e)	4,534,738	805,322
REMIC, Series 2023-66, Class MP
3.604% (SOFR 30A + 12.30%), due 5/20/53 (b)	1,718,658	1,575,274
REMIC, Series 2016-93, Class AI
4.50%, due 7/20/44 (e)	2,922,647	703,402
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class M10
8.20% (SOFR 30A + 3.85%), due 7/25/54	660,000	686,419
Series 2025-01, Class B1
9.55% (SOFR 30A + 5.20%), due 5/25/55	5,305,000	5,357,999
Series 2019-01, Class B10
9.964% (SOFR 30A + 5.614%), due 10/25/49	3,400,000	3,450,583

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
Multifamily Connecticut Avenue Securities Trust (a)(b)
Series 2024-01, Class B1
11.10% (SOFR 30A + 6.75%), due 7/25/54	$ 700,000	$ 736,469
Series 2020-01, Class CE
11.964% (SOFR 30A + 7.614%), due 3/25/50	2,090,000	2,164,681
Series 2019-01, Class CE
13.214% (SOFR 30A + 8.864%), due 10/25/49	1,500,000	1,533,776
		62,123,966
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 12.5%
Alen Mortgage Trust
Series 2021-ACEN, Class A
5.606% (1 Month SOFR + 1.264%), due 4/15/34 (a)(b)	3,210,000	3,073,575
BANK
Series 2020-BN25, Class D
2.50%, due 1/15/63 (a)	3,420,000	2,619,171
Series 2018-BN12, Class D
3.00%, due 5/15/61 (a)	2,410,000	1,842,259
Series 2017-BNK6, Class D
3.10%, due 7/15/60 (a)	2,695,000	2,212,946
Series 2017-BNK4, Class C
4.372%, due 5/15/50 (k)	2,045,000	1,799,085
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D
3.00%, due 7/15/49 (a)	2,880,000	2,537,144
Benchmark Mortgage Trust
Series 2018-B6, Class D
3.087%, due 10/10/51 (a)(f)	1,370,000	994,421
Series 2020-B17, Class C
3.371%, due 3/15/53 (k)	1,910,000	1,462,122
Series 2019-B14, Class C
3.763%, due 12/15/62 (f)	2,430,000	1,845,312
BF Mortgage Trust
Series 2019-NYT, Class F
7.639% (1 Month SOFR + 3.297%), due 12/15/35 (a)(b)	3,438,000	3,001,287
BX Commercial Mortgage Trust (a)
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (f)	1,845,000	1,677,983
Series 2024-BRBK, Class D
10.311% (1 Month SOFR + 5.971%), due 10/15/41 (b)	1,840,000	1,846,861
BX Trust (a)(b)
Series 2025-VLT7, Class A
6.00% (1 Month SOFR + 1.70%), due 7/15/44	2,735,000	2,744,398
Series 2025-VLT7, Class E
8.05% (1 Month SOFR + 3.75%), due 7/15/44	3,290,000	3,296,169
CAMB Commercial Mortgage Trust
Series 2021-CX2, Class D
2.771%, due 11/10/46 (a)(f)	2,000,000	1,542,125

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class C
3.587%, due 1/15/53 (f)	$ 2,000,000	$ 1,610,781
CD Mortgage Trust
Series 2017-CD4, Class D
3.30%, due 5/10/50 (a)	2,765,000	2,306,765
CFCRE Commercial Mortgage Trust (a)(f)
Series 2016-C3, Class D
3.052%, due 1/10/48	2,205,000	2,052,057
Series 2016-C4, Class D
4.842%, due 5/10/58	1,940,000	1,839,559
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class D
3.145%, due 3/10/51 (a)(f)	2,735,000	2,069,495
Series 2015-GC35, Class AS
4.072%, due 11/10/48 (k)	1,165,000	1,110,160
Series 2014-GC25, Class B
4.345%, due 10/10/47 (k)	589,504	569,455
COMM Mortgage Trust
Series 2020-CX, Class D
2.683%, due 11/10/46 (a)(f)	2,805,000	2,274,971
Commercial Mortgage Trust
Series 2014-CR20, Class D
3.222%, due 11/10/47 (a)	2,885,000	2,172,636
Series 2015-CR22, Class C
3.76%, due 3/10/48 (f)	1,553,000	1,400,806
Series 2016-DC2, Class D
3.93%, due 2/10/49 (a)(f)	4,160,000	3,935,916
Series 2012-CR3, Class C
4.434%, due 10/15/45 (a)(k)	2,324,467	2,126,911
CSMC OA LLC
Series 2014-USA, Class E
4.373%, due 9/15/37 (a)	2,635,000	1,745,687
DBUBS Mortgage Trust
Series 2011-LC3A, Class PM2
5.098%, due 5/10/44 (a)(f)	3,105,000	2,111,338
Durst Commercial Mortgage Trust
Series 2025-151, Class D
1.00%, due 8/10/42 (a)(f)	2,795,000	2,795,000
FHLMC (a)(b)
REMIC, Series 2025-MN10, Class M2
7.169% (SOFR 30A + 2.85%), due 2/25/45	2,940,000	2,910,590
REMIC, Series 2024-MN8, Class M2
8.60% (SOFR 30A + 4.25%), due 5/25/44	2,375,000	2,483,523
REMIC, Series 2025-MN10, Class B1
9.269% (SOFR 30A + 4.95%), due 2/25/45	4,515,000	4,548,659

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FHLMC MSCR Trust (a)(b)
REMIC, Series 2021-MN3, Class M1
6.65% (SOFR 30A + 2.30%), due 11/25/51	$ 1,123,781	$ 1,126,287
REMIC, Series 2025-MN11, Class M2
6.988% (SOFR 30A + 2.65%), due 7/25/45	2,830,000	2,828,305
REMIC, Series 2024-MN9, Class M2
7.60% (SOFR 30A + 3.25%), due 10/25/44	4,895,000	4,942,053
REMIC, Series 2021-MN3, Class M2
8.35% (SOFR 30A + 4.00%), due 11/25/51	1,620,000	1,676,729
REMIC, Series 2024-MN9, Class B1
10.35% (SOFR 30A + 6.00%), due 10/25/44	1,825,000	1,884,371
GNMA (e)
REMIC, Series 2025-112
0.564%, due 3/16/66 (f)	14,733,034	744,982
REMIC, Series 2023-194, Class CI
0.817%, due 10/16/65 (f)	6,743,669	429,250
REMIC, Series 2020-177
0.82%, due 6/16/62 (f)	5,238,213	309,342
REMIC, Series 2023-159, Class CI
0.953%, due 7/16/65 (k)	9,128,134	656,795
REMIC, Series 2020-168, Class IA
0.98%, due 12/16/62 (f)	4,578,910	325,826
REMIC, Series 2021-47
0.992%, due 3/16/61 (f)	10,271,215	682,931
REMIC, Series 2022-185, Class DI
1.022%, due 10/16/65 (f)	4,737,678	332,406
REMIC, Series 2023-172
1.382%, due 2/16/66 (f)	6,159,475	570,942
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A
2.856%, due 5/10/34 (a)	3,491,745	3,074,273
GS Mortgage Securities Trust
Series 2018-GS10, Class D
3.00%, due 7/10/51 (a)	3,600,000	2,483,158
Series 2015-GC30, Class D
3.384%, due 5/10/50	3,550,000	2,573,714
Series 2014-GC22, Class B
4.391%, due 6/10/47 (k)	1,500,000	1,300,681
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2012-WLDN, Class A
3.905%, due 5/5/30	1,750,713	1,617,221
Series 2022-NLP, Class G
8.867% (1 Month SOFR + 4.525%), due 4/15/37 (b)	3,023,538	2,774,157
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR5, Class D
3.00%, due 6/13/52 (a)	520,000	389,741

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class D
3.00%, due 10/15/50 (a)	$ 1,575,000	$ 1,223,707
Series 2017-C5, Class B
4.009%, due 3/15/50 (k)	2,870,000	2,393,720
LSTAR Commercial Mortgage Trust
Series 2017-5, Class D
4.666%, due 3/10/50 (a)(f)	1,790,000	1,501,314
Morgan Stanley Bank of America Merrill Lynch Trust (a)(f)
Series 2015-C22, Class D
3.984%, due 4/15/48	3,650,000	2,281,396
Series 2015-C23, Class D
4.149%, due 7/15/50	800,000	758,008
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, due 9/9/32 (a)	1,300,000	1,161,847
Natixis Commercial Mortgage Securities Trust
Series 2020-2PAC, Class AMZ1
3.50%, due 1/15/37 (a)(f)	2,959,800	2,492,010
NCMF Trust
Series 2025-MFS, Class E
7.529%, due 6/10/33 (a)(f)	2,915,000	2,935,622
ROCK Trust
Series 2024-CNTR, Class E
8.819%, due 11/13/41 (a)	3,340,000	3,513,347
SKY Trust
Series 2025-LINE, Class D
10.275% (1 Month SOFR + 5.934%), due 4/15/42 (a)(b)	1,621,421	1,617,373
SWCH Commercial Mortgage Trust
Series 2025-DATA, Class A
5.785% (1 Month SOFR + 1.443%), due 2/15/42 (a)(b)	1,930,000	1,920,350
UBS Commercial Mortgage Trust
Series 2018-C10, Class D
3.00%, due 5/15/51 (a)	1,205,000	954,631
Series 2019-C18, Class C
3.922%, due 12/15/52 (f)	1,621,000	1,369,671
Series 2018-C9, Class C
4.944%, due 3/15/51 (f)	1,485,000	1,001,209
Wells Fargo Commercial Mortgage Trust
Series 2017-C40, Class D
2.70%, due 10/15/50 (a)	2,525,000	2,130,578
Series 2018-C43, Class D
3.00%, due 3/15/51 (a)	717,500	574,485
Series 2018-C44, Class D
3.00%, due 5/15/51 (a)	1,991,000	1,494,934
Series 2016-NXS6, Class D
3.059%, due 11/15/49 (a)	3,085,000	2,724,366

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class D
4.359%, due 9/15/50 (a)(f)	$ 615,000	$ 520,884
Series 2022-ONL, Class E
4.928%, due 12/15/39 (a)(f)	1,655,000	1,457,437
Series 2016-NXS5, Class D
4.953%, due 1/15/59 (f)	2,855,000	2,610,613
WP Glimcher Mall Trust
Series 2015-WPG, Class C
3.516%, due 6/5/35 (a)(f)	1,940,000	1,794,481
		141,714,314
Whole Loan (Collateralized Mortgage Obligations) 12.4%
Angel Oak Mortgage Trust
Series 2025-3, Class A1
5.42%, due 3/25/70 (a)(c)	1,681,207	1,674,165
BRAVO Residential Funding Trust
Series 2024-NQM8, Class A1A
4.30%, due 8/1/53 (a)(c)	1,227,663	1,195,847
CIM Trust (a)
Series 2021-J2, Class AS
0.21%, due 4/25/51 (e)(k)	42,810,477	546,870
Series 2025-NR1, Class A1
5.00%, due 6/25/64 (c)	1,476,643	1,442,677
Citigroup Mortgage Loan Trust
Series 2014-C, Class B3
4.25%, due 2/25/54 (a)(k)	3,125,000	2,633,314
Connecticut Avenue Securities Trust (a)(b)
Series 2025-R01, Class 1M2
5.85% (SOFR 30A + 1.50%), due 1/25/45	4,500,000	4,505,618
Series 2021-R03, Class 1M2
6.00% (SOFR 30A + 1.65%), due 12/25/41	5,130,000	5,160,472
Series 2024-R05, Class 2M2
6.05% (SOFR 30A + 1.70%), due 7/25/44	2,750,000	2,760,945
Series 2025-R01, Class 1B1
6.05% (SOFR 30A + 1.70%), due 1/25/45	1,120,000	1,117,559
Series 2024-R03, Class 2M2
6.30% (SOFR 30A + 1.95%), due 3/25/44	1,865,000	1,880,141
Series 2024-R05, Class 2B1
6.35% (SOFR 30A + 2.00%), due 7/25/44	2,100,000	2,107,784
Series 2021-R03, Class 1B1
7.10% (SOFR 30A + 2.75%), due 12/25/41	870,000	886,801
Series 2023-R05, Class 1M2
7.45% (SOFR 30A + 3.10%), due 6/25/43	2,500,000	2,612,500
Series 2020-R02, Class 2B1
7.464% (SOFR 30A + 3.114%), due 1/25/40	800,000	816,504
Series 2023-R07, Class 2M2
7.60% (SOFR 30A + 3.25%), due 9/25/43	2,780,000	2,895,442

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Connecticut Avenue Securities Trust (a)(b)
Series 2023-R03, Class 2M2
8.25% (SOFR 30A + 3.90%), due 4/25/43	$ 2,870,000	$ 3,051,766
Series 2021-R03, Class 1B2
9.85% (SOFR 30A + 5.50%), due 12/25/41	3,900,000	4,065,175
Series 2021-R01, Class 1B2
10.35% (SOFR 30A + 6.00%), due 10/25/41	1,691,214	1,764,973
Series 2022-R01, Class 1B2
10.35% (SOFR 30A + 6.00%), due 12/25/41	4,098,000	4,299,048
Series 2020-SBT1, Class 1B1
11.214% (SOFR 30A + 6.864%), due 2/25/40	4,525,000	4,802,156
Series 2022-R02, Class 2B2
12.00% (SOFR 30A + 7.65%), due 1/25/42	3,210,000	3,437,972
Series 2019-HRP1, Class B1
13.714% (SOFR 30A + 9.364%), due 11/25/39	4,745,000	5,116,439
Series 2022-R03, Class 1B2
14.20% (SOFR 30A + 9.85%), due 3/25/42	2,665,000	2,967,283
FHLMC STACR REMIC Trust (a)(b)
Series 2025-DNA2, Class M1
5.55% (SOFR 30A + 1.20%), due 5/25/45	4,310,927	4,316,316
Series 2025-DNA1, Class M2
5.70% (SOFR 30A + 1.35%), due 1/25/45	3,230,000	3,226,221
Series 2025-HQA1, Class M2
6.00% (SOFR 30A + 1.65%), due 2/25/45	1,685,000	1,691,656
Series 2023-DNA2, Class M1B
7.60% (SOFR 30A + 3.25%), due 4/25/43	595,000	622,894
Series 2021-DNA6, Class B1
7.75% (SOFR 30A + 3.40%), due 10/25/41	1,470,000	1,508,757
Series 2020-HQA1, Class B2
9.564% (SOFR 30A + 5.214%), due 1/25/50	2,940,000	3,235,853
Series 2022-HQA1, Class M2
9.60% (SOFR 30A + 5.25%), due 3/25/42	1,080,000	1,146,699
Series 2020-DNA1, Class B2
9.714% (SOFR 30A + 5.364%), due 1/25/50	2,000,000	2,185,000
Series 2021-HQA3, Class B2
10.60% (SOFR 30A + 6.25%), due 9/25/41	3,311,667	3,451,590
Series 2021-HQA4, Class B2
11.35% (SOFR 30A + 7.00%), due 12/25/41	4,225,000	4,471,514
Series 2022-HQA1, Class B1
11.35% (SOFR 30A + 7.00%), due 3/25/42	2,500,000	2,713,462
Series 2022-DNA1, Class B2
11.45% (SOFR 30A + 7.10%), due 1/25/42	2,745,000	2,922,362
Series 2021-DNA7, Class B2
12.15% (SOFR 30A + 7.80%), due 11/25/41	4,000,000	4,276,240
Series 2022-DNA2, Class B2
12.85% (SOFR 30A + 8.50%), due 2/25/42	1,300,000	1,417,819

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR Securitized Participation Interests Trust
REMIC, Series 2018-SPI3, Class B
4.157%, due 8/25/48 (a)(k)	$ 4,850,044	$ 3,738,490
FHLMC STACR Trust (a)(b)
REMIC, Series 2019-FTR3, Class B2
9.264% (SOFR 30A + 4.914%), due 9/25/47	3,913,000	4,243,095
REMIC, Series 2019-FTR2, Class B2
11.864% (SOFR 30A + 7.514%), due 11/25/48	1,770,000	2,061,053
REMIC, Series 2019-FTR1, Class B2
12.814% (SOFR 30A + 8.464%), due 1/25/48	1,790,000	2,122,180
J.P. Morgan Mortgage Trust (a)
Series 2021-11, Class AX1
0.22%, due 1/25/52 (e)(f)	61,626,168	801,060
Series 2022-1, Class B3
3.085%, due 7/25/52 (f)	2,963,807	2,366,303
Series 2025-5MPR, Class A1D
5.50%, due 11/25/55 (c)	1,926,233	1,922,042
LOANDEPOT GMSR Master Trust
Series 2025-GT2, Class A
3.15% (1 Month SOFR + 3.15%), due 7/16/30 (a)(b)	3,280,000	3,279,980
MASTR Alternative Loan Trust
Series 2005-6, Class 1A2
5.50%, due 12/25/35	1,081,360	689,958
Mill City Mortgage Loan Trust (a)(k)
Series 2018-4, Class B4
3.07%, due 4/25/66	1,732,975	1,040,554
Series 2018-3, Class B2
3.25%, due 8/25/58	4,989,363	3,767,713
Series 2018-3, Class B4
3.654%, due 8/25/58	1,112,628	688,108
New Residential Mortgage Loan Trust
Series 2020-RPL1, Class B3
3.845%, due 11/25/59 (a)(k)	2,465,000	1,889,736
OBX Trust
Series 2024-NQM16, Class A1
5.53%, due 10/25/64 (a)(c)	2,102,164	2,098,090
RCKT Mortgage Trust
Series 2021-5, Class A1
2.50%, due 11/25/51 (a)(k)	4,063,907	3,273,623
STACR Trust
Series 2018-HRP1, Class B2
16.214% (SOFR 30A + 11.864%), due 5/25/43 (a)(b)	2,812,825	3,407,906
Towd Point Mortgage Trust (a)(k)
Series 2017-4, Class B5
3.658%, due 6/25/57	1,413,798	892,487
Series 2018-2, Class B5
3.736%, due 3/25/58	4,686,625	1,990,594

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
Towd Point Mortgage Trust (a)(k)
Series 2019-1, Class B2
3.788%, due 3/25/58	$ 920,000	$ 700,615
Verus Securitization Trust
Series 2023-INV2, Class B2
8.061%, due 8/25/68 (a)(f)	1,000,000	1,002,064
		140,903,485
Total Mortgage-Backed Securities (Cost $340,577,852)		344,741,765
U.S. Government & Federal Agencies 12.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Security) 0.8%
UMBS Pool, 30 Year
5.00%, due 7/1/40	8,911,191	8,936,970
Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
UMBS, 30 Year
2.00%, due 3/1/52	11,243,570	8,827,416
5.00%, due 9/1/53	9,039,150	8,827,246
5.50%, due 5/1/54	3,725,094	3,708,695
		21,363,357
United States Treasury Bonds 0.6%
U.S. Treasury Bonds
4.75%, due 5/15/55	2,435,000	2,381,734
5.00%, due 5/15/45	5,010,000	5,083,585
		7,465,319
United States Treasury Notes 8.7%
U.S. Treasury Notes
4.00%, due 7/31/32	39,220,000	38,882,953
4.25%, due 5/15/35	60,340,000	59,812,025
		98,694,978
Total U.S. Government & Federal Agencies (Cost $135,877,128)		136,460,624
Total Long-Term Bonds (Cost $1,127,119,614)		1,128,465,827

	Shares

Common Stocks 0.1%
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc.	14	75

	Shares	Value
Common Stocks
Tobacco 0.1%
Turning Point Brands, Inc.	6,802	$ 564,158
Total Common Stocks (Cost $0)		564,233
Short-Term Investments 1.9%
Affiliated Investment Company 1.0%
NYLI U.S. Government Liquidity Fund, 4.215% (l)	11,128,213	11,128,213
Unaffiliated Investment Company 0.9%
Invesco Government & Agency Portfolio, 4.342% (l)(m)	10,796,755	10,796,755
Total Short-Term Investments (Cost $21,924,968)		21,924,968
Total Investments (Cost $1,149,044,582)	101.5%	1,150,955,028
Other Assets, Less Liabilities	(1.5)	(17,281,712)
Net Assets	100.0%	$ 1,133,673,316

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of July 31, 2025.
(c)	Step coupon—Rate shown was the rate in effect as of July 31, 2025.
(d)	Delayed delivery security.
(e)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2025.
(g)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	All or a portion of this security was held on loan. As of July 31, 2025, the aggregate market value of securities on loan was $10,445,252. The Fund received cash collateral with a value of $10,796,755.
(i)	Fixed to floating rate—Rate shown was the rate in effect as of July 31, 2025.
(j)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(k)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of July 31, 2025.
(l)	Current yield as of July 31, 2025.
(m)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 10,957	$ 355,360	$ (355,189)	$ —	$ —	$ 11,128	$ 375	$ —	11,128
Futures Contracts
As of July 31, 2025, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 5 Year Notes	1,329	September 2025	$ 143,694,346	$ 143,760,422	$ 66,076
U.S. Treasury 10 Year Notes	521	September 2025	57,756,193	57,863,562	107,369
U.S. Treasury 10 Year Ultra Bonds	68	September 2025	7,629,228	7,689,313	60,085
Total Long Contracts					233,530
Short Contracts
Canada 5 Year Bonds	(1,486)	September 2025	(122,182,222)	(121,402,425)	779,797
Net Unrealized Appreciation					$ 1,013,327

1.	As of July 31, 2025, cash in the amount of $2,563,170 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2025.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
IO—Interest Only
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STACR—Structured Agency Credit Risk
UMBS—Uniform Mortgage Backed Securities
USISDA—U.S. International Swaps and Derivatives Association

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 177,097,969	$ —	$ 177,097,969
Corporate Bonds	—	379,433,582	—	379,433,582
Foreign Government Bonds	—	54,858,077	—	54,858,077
Loan Assignments	—	35,873,810	—	35,873,810
Mortgage-Backed Securities	—	344,741,765	—	344,741,765
U.S. Government & Federal Agencies	—	136,460,624	—	136,460,624
Total Long-Term Bonds	—	1,128,465,827	—	1,128,465,827
Common Stocks	564,233	—	—	564,233
Short-Term Investments
Affiliated Investment Company	11,128,213	—	—	11,128,213
Unaffiliated Investment Company	10,796,755	—	—	10,796,755
Total Short-Term Investments	21,924,968	—	—	21,924,968
Total Investments in Securities	22,489,201	1,128,465,827	—	1,150,955,028
Other Financial Instruments
Futures Contracts (b)	1,013,327	—	—	1,013,327
Total Investments in Securities and Other Financial Instruments	$ 23,502,528	$ 1,128,465,827	$ —	$ 1,151,968,355

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

NYLI WMC Value Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.3%
Aerospace & Defense 2.0%
L3Harris Technologies, Inc.	68,351	$ 18,784,222
Automobile Components 1.4%
Gentex Corp.	508,593	13,437,027
Banks 8.6%
JPMorgan Chase & Co.	126,470	37,465,473
M&T Bank Corp.	71,556	13,502,617
PNC Financial Services Group, Inc. (The)	77,383	14,723,663
Regions Financial Corp.	576,618	14,605,734
		80,297,487
Beverages 1.2%
Keurig Dr Pepper, Inc.	360,124	11,758,049
Biotechnology 2.0%
Gilead Sciences, Inc.	164,832	18,508,985
Building Products 1.5%
Johnson Controls International plc	130,999	13,754,895
Capital Markets 9.3%
Ares Management Corp.	52,827	9,800,993
KKR & Co., Inc.	121,980	17,879,828
LPL Financial Holdings, Inc.	36,364	14,390,326
Morgan Stanley	111,020	15,815,909
Nasdaq, Inc.	138,911	13,366,017
Raymond James Financial, Inc.	95,008	15,878,687
		87,131,760
Chemicals 1.0%
Axalta Coating Systems Ltd. (a)	324,133	9,179,447
Communications Equipment 3.6%
Cisco Systems, Inc.	321,614	21,895,481
F5, Inc. (a)	39,148	12,269,766
		34,165,247
Consumer Staples Distribution & Retail 1.6%
U.S. Foods Holding Corp. (a)	184,330	15,360,219
Diversified Consumer Services 1.2%
H&R Block, Inc.	209,859	11,403,738
Electric Utilities 1.6%
American Electric Power Co., Inc.	133,553	15,110,186

	Shares	Value
Common Stocks
Electrical Equipment 1.7%
Emerson Electric Co.	110,247	$ 16,042,041
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	186,924	11,821,074
Food Products 1.6%
Archer-Daniels-Midland Co.	278,070	15,065,833
Gas Utilities 1.6%
Atmos Energy Corp.	94,447	14,726,176
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc.	236,512	10,051,760
Health Care Equipment & Supplies 1.4%
Boston Scientific Corp. (a)	124,531	13,065,792
Health Care Providers & Services 3.4%
Elevance Health, Inc.	47,922	13,565,760
UnitedHealth Group, Inc.	72,149	18,005,504
		31,571,264
Hotels, Restaurants & Leisure 0.9%
Starbucks Corp.	95,374	8,503,546
Industrial Conglomerates 1.2%
3M Co.	78,434	11,703,921
Insurance 7.4%
American International Group, Inc.	216,686	16,821,334
Chubb Ltd.	47,665	12,680,797
Everest Group Ltd.	29,455	9,890,989
Marsh & McLennan Cos., Inc.	74,691	14,878,447
MetLife, Inc.	203,383	15,446,939
		69,718,506
Interactive Media & Services 3.9%
Alphabet, Inc., Class C	188,652	36,383,425
IT Services 1.4%
Amdocs Ltd.	152,856	13,047,788
Machinery 2.9%
Middleby Corp. (The) (a)	81,760	11,871,552

	Shares	Value
Common Stocks
Machinery
PACCAR, Inc.	152,325	$ 15,043,617
		26,915,169
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	299,851	12,066,004
Multi-Utilities 3.3%
Sempra	206,060	16,830,981
WEC Energy Group, Inc.	125,375	13,675,905
		30,506,886
Oil, Gas & Consumable Fuels 8.0%
Antero Resources Corp. (a)	447,412	15,628,101
ConocoPhillips	171,318	16,333,458
Coterra Energy, Inc.	570,710	13,919,617
Marathon Petroleum Corp.	82,414	14,026,039
Targa Resources Corp.	87,296	14,526,927
		74,434,142
Personal Care Products 2.5%
Kenvue, Inc.	581,207	12,461,078
Unilever plc, Sponsored ADR	184,878	10,802,422
		23,263,500
Pharmaceuticals 9.0%
AstraZeneca plc, Sponsored ADR	149,889	10,955,387
Johnson & Johnson	165,090	27,196,927
Merck & Co., Inc.	267,296	20,881,164
Pfizer, Inc.	705,743	16,436,754
Roche Holding AG	27,856	8,740,481
		84,210,713
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	40,772	11,974,736
NXP Semiconductors NV	65,622	14,028,015
		26,002,751
Software 1.1%
Adobe, Inc. (a)	28,571	10,219,561
Specialized REITs 2.9%
Crown Castle, Inc.	135,403	14,229,501
Gaming and Leisure Properties, Inc.	287,803	13,118,061
		27,347,562
Specialty Retail 2.5%
Dick's Sporting Goods, Inc.	58,348	12,341,186
GCI Liberty, Inc. (a)(b)(c)	15,319	—

	Shares	Value
Common Stocks
Specialty Retail
Industria de Diseno Textil SA, ADR	893,810	$ 10,645,277
		22,986,463
Technology Hardware, Storage & Peripherals 1.1%
NetApp, Inc.	95,958	9,992,107
Total Common Stocks (Cost $760,766,829)		928,537,246
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.215% (d)	7,074,059	7,074,059
Total Short-Term Investment (Cost $7,074,059)		7,074,059
Total Investments (Cost $767,840,888)	100.0%	935,611,305
Other Assets, Less Liabilities	(0.0)‡	(194,724)
Net Assets	100.0%	$ 935,416,581

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security—As of July 31, 2025, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 14,779	$ 164,038	$ (171,743)	$ —	$ —	$ 7,074	$ 338	$ —	7,074
Abbreviation(s):
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Pharmaceuticals	$ 75,470,232	$ 8,740,481	$ —	$ 84,210,713
All Other Industries	844,326,533	—	—	844,326,533
Total Common Stocks	919,796,765	8,740,481	—	928,537,246
Short-Term Investment
Affiliated Investment Company	7,074,059	—	—	7,074,059
Total Investments in Securities	$ 926,870,824	$ 8,740,481	$ —	$ 935,611,305

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

NYLI Winslow Large Cap Growth Fund
Portfolio of Investments July 31, 2025†^(Unaudited)
	Shares	Value
Common Stocks 99.5%
Aerospace & Defense 3.1%
Axon Enterprise, Inc. (a)	187,600	$ 141,729,924
GE Aerospace	545,591	147,898,808
Howmet Aerospace, Inc.	789,602	141,946,752
		431,575,484
Automobiles 1.1%
Tesla, Inc. (a)	503,355	155,169,246
Biotechnology 1.7%
Alnylam Pharmaceuticals, Inc. (a)	603,256	236,621,133
Broadline Retail 7.0%
Amazon.com, Inc. (a)	4,188,163	980,490,840
Building Products 2.0%
Trane Technologies plc	639,544	280,171,435
Capital Markets 3.4%
Ares Management Corp.	746,700	138,535,251
LPL Financial Holdings, Inc.	403,760	159,779,945
Moody's Corp.	344,000	177,411,120
		475,726,316
Chemicals 1.0%
Ecolab, Inc.	556,600	145,695,616
Commercial Services & Supplies 1.1%
Cintas Corp.	689,100	153,359,205
Electrical Equipment 3.2%
Eaton Corp. plc	524,900	201,939,528
Vertiv Holdings Co., Class A	1,679,200	244,491,520
		446,431,048
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	1,729,300	184,187,743
Entertainment 4.5%
Netflix, Inc. (a)	289,030	335,101,382
Spotify Technology SA (a)	467,031	292,613,603
		627,714,985
Financial Services 5.4%
Mastercard, Inc., Class A	619,608	350,989,344
Visa, Inc., Class A	1,172,000	404,890,840
		755,880,184

	Shares	Value
Common Stocks
Health Care Equipment & Supplies 3.7%
Intuitive Surgical, Inc. (a)	686,383	$ 330,211,998
Stryker Corp.	487,728	191,545,417
		521,757,415
Hotels, Restaurants & Leisure 4.3%
Booking Holdings, Inc.	41,278	227,196,589
DoorDash, Inc., Class A (a)	837,500	209,584,375
Hilton Worldwide Holdings, Inc.	621,127	166,511,726
		603,292,690
Interactive Media & Services 5.6%
Meta Platforms, Inc., Class A	1,024,614	792,477,452
IT Services 4.4%
Shopify, Inc., Class A (a)	1,759,826	215,068,335
Snowflake, Inc., Class A (a)	1,817,420	406,193,370
		621,261,705
Life Sciences Tools & Services 1.0%
Danaher Corp.	725,400	143,019,864
Pharmaceuticals 2.9%
Eli Lilly & Co.	561,931	415,868,275
Semiconductors & Semiconductor Equipment 16.9%
Broadcom, Inc.	2,544,200	747,231,540
KLA Corp.	91,900	80,782,857
Lam Research Corp.	2,030,135	192,538,003
NVIDIA Corp.	6,901,249	1,227,525,160
Texas Instruments, Inc.	753,157	136,366,606
		2,384,444,166
Software 19.4%
Cadence Design Systems, Inc. (a)	187,600	68,393,332
Fair Isaac Corp. (a)	84,092	120,816,658
Intuit, Inc.	442,000	347,027,460
Microsoft Corp.	2,807,367	1,497,730,295
Oracle Corp.	1,002,082	254,298,349
Palantir Technologies, Inc., Class A (a)	873,900	138,382,065
ServiceNow, Inc. (a)	323,625	305,217,210
		2,731,865,369
Specialty Retail 1.1%
Carvana Co. (a)	399,900	156,028,984
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	3,237,824	672,075,128

	Shares	Value
Common Stocks
Textiles, Apparel & Luxury Goods 0.6%
On Holding AG, Class A (a)	1,647,100	$ 79,999,647
Total Common Stocks (Cost $7,735,995,797)		13,995,113,930
Short-Term Investment 0.7%
Affiliated Investment Company 0.7%
NYLI U.S. Government Liquidity Fund, 4.215% (b)(c)	97,729,388	97,729,388
Total Short-Term Investment (Cost $97,729,388)		97,729,388
Total Investments (Cost $7,833,725,185)	100.2%	14,092,843,318
Other Assets, Less Liabilities	(0.2)	(28,197,107)
Net Assets	100.0%	$ 14,064,646,211

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	As of July 31, 2025, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(c)	Current yield as of July 31, 2025.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
NYLI U.S. Government Liquidity Fund	$ 128,351	$ 2,557,283	$ (2,587,905)	$ —	$ —	$ 97,729	$ 2,437	$ —	97,729
The following is a summary of the fair valuations according to the inputs used as of July 31, 2025, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 13,995,113,930	$ —	$ —	$ 13,995,113,930
Short-Term Investment
Affiliated Investment Company	97,729,388	—	—	97,729,388
Total Investments in Securities	$ 14,092,843,318	$ —	$ —	$ 14,092,843,318

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

New York Life Investments Funds
Notes to Portfolios of Investments July 31, 2025 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the New York Life Investments Funds (the "Board") has designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of July 31, 2025, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale on the valuation date in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2025, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Exchange-traded funds  (“ETFs”) are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These instruments are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the principal on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of July 31, 2025, and can change at any time.